UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road

Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value†
AGENCY OBLIGATION — 57.2%
Federal Farm Credit Banks
0.600%, 04/25/17	$2,605	$2,604,856
0.850%, 07/28/17	2,175	2,174,910
0.830%, 09/21/17	1,000	1,000,487
1.000%, 09/25/17	1,454	1,454,693
5.050%, 11/06/17	1,000	1,023,903
1.125%, 12/18/17	2,000	2,004,033
Federal Home Loan Banks
0.565%, 04/06/17•	4,500	4,500,020
0.625%, 04/26/17	2,000	2,000,138
0.745%, 06/01/17•	2,000	2,000,000
1.000%, 06/21/17	2,000	2,001,714
0.870%, 09/05/17•	1,885	1,885,814
1.082%, 09/07/17•	2,000	2,001,953
Federal Home Loan Mortgage Corp.
1.056%, 04/26/17•	300	300,058
1.250%, 05/12/17	1,299	1,299,969
0.650%, 05/15/17	2,000	2,000,232
1.000%, 06/29/17	4,554	4,558,495
0.921%, 11/13/17•	4,725	4,729,530
Federal National Mortgage Association
0.750%, 04/20/17	2,000	2,000,095
1.125%, 04/27/17	3,419	3,420,258
5.000%, 05/11/17	3,193	3,207,463
0.998%, 07/20/17•	1,500	1,500,778
0.875%, 08/28/17	2,447	2,447,226
0.950%, 09/19/17	1,500	1,501,761
1.000%, 09/27/17	329	329,486
2.500%, 09/29/17	1,160	1,169,491
Tennessee Valley Authority 5.500%, 07/18/17	7,000	7,098,736

Total AGENCY OBLIGATION (Cost $60,216,099)		60,216,099

U.S. TREASURY OBLIGATIONS — 37.2%
U.S. Treasury Note
0.875%, 04/17/17	4,000	4,000,000
0.500%, 04/30/17	3,700	3,699,643
0.856%, 04/30/17•	6,000	6,000,310
0.875%, 04/30/17	3,000	3,000,772
0.875%, 05/15/17	3,000	3,000,843
4.500%, 05/15/17	2,000	2,009,123
0.625%, 05/31/17	3,500	3,500,021
0.625%, 06/30/17	2,000	1,999,862
0.859%, 07/31/17•	9,000	9,001,647
0.950%, 10/31/17•	3,000	3,002,936
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,215,157)		39,215,157

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 11.6%
Goldman Sachs Financial Square Funds - Government Fund (Cost $12,181,369)	12,181,369	12,181,369

Par (000)	Value†

TOTAL INVESTMENTS — 106.0% (Cost $111,612,625)	$111,612,625

Other Assets & Liabilities — (6.0)%	(6,319,139)

TOTAL NET ASSETS — 100.0%	$105,293,486

†	See Security Valuation Note.
Non-income producing security.
•	Variable Rate Security.

Maturity Schedule (days)	Market Value	Percentage of Portfolio	Cumulative
1 to 7	36,572,096	32.8%	32.8%
8 to 14	4,729,530	4.2%	37.0%
15 to 30	22,526,599	20.2%	57.2%
31 to 60	11,517,630	10.3%	67.5%
61 to 90	14,062,182	12.6%	80.1%
91 to 120	11,273,508	10.1%	90.2%
121 to 150	2,447,226	2.2%	92.4%
150+	8,483,854	7.6%	100.00%

Total Per Trial Balance	111,612,625	100.00%

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S. TREASURY OBLIGATIONS	$39,215,157	$—	$39,215,157	$—
AGENCY OBLIGATION	60,216,099	—	60,216,099	—
SHORT-TERM INVESTMENTS	12,181,369	12,181,369	—	—
TOTAL INVESTMENTS	111,612,625	12,181,369	99,431,256	—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 24.6%
Ally Auto Receivables Trust 2014-2 2.100%, 03/16/20	$1,000	$1,003,597
Ally Master Owner Trust 2012-5 1.540%, 09/15/19	1,000	1,000,724
AmeriCredit Automobile Receivables Trust 2013-5 2.290%, 11/08/19	1,000	1,004,159
Black Diamond CLO Luxembourg S.A.144A @,•
1.729%, 04/29/19 2006-1A Class C	2,000	1,999,468
2.389%, 04/29/19 2006-1A Class D	2,500	2,500,262
BlueMountain CLO 2012-1 Ltd. 1A 2.350%, 07/20/23 144A @,•	1,490	1,491,004
BMW Vehicle Lease Trust 2015-1 1.240%, 12/20/17	485	485,233
Brentwood CLO Corp. 2006-1A 1.854%, 02/01/22 144A @,•	2,000	1,984,258
Chesapeake Funding LLC 2014-1A 1.634%, 03/07/26 144A @,•	1,080	1,069,343
Chrysler Capital Auto Receivables Trust 2013-BA 2.240%, 09/16/19 144A @	1,705	1,712,283
Chrysler Capital Auto Receivables Trust 2014-B BA 1.760%, 12/16/19	2,500	2,504,832
Consumers Securitization Funding LLC 2014-A 1.334%, 11/01/20	1,494	1,482,290
Emerald Aviation Finance Ltd. 2013- 1, STEP 4.650%, 10/15/38 144A @	2,397	2,409,127
Entergy Arkansas Restoration Funding LLC 2.300%, 08/01/21	1,124	1,129,552
Equity One Mortgage Pass-Through Trust 2004-1 4.145%, 04/25/34 •	4	3,762
Ford Credit Auto Owner Trust 2013-D 1.540%, 03/15/19	2,780	2,781,173
Ford Credit Auto Owner Trust 2014-A 1.710%, 05/15/19	1,450	1,451,444
Golden Credit Card Trust 2012-4A 1.390%, 07/15/19 144A @	2,000	2,000,571
Grayson CLO Ltd. 1A 1.734%, 11/01/21 144A @,•	2,000	1,970,490
Greenbriar CLO Ltd. 1A 2.784%, 11/01/21 144A @,•	2,500	2,500,880
Honda Auto Receivables Owner Trust 2014-2 0.770%, 03/19/18	275	274,675
Rockwall CDO II Ltd. 2007-1A 1.734%, 08/01/24 144A @,•	2,065	2,043,974
Santander Drive Auto Receivables Trust 2013-2 1.950%, 03/15/19	679	679,126
SLM Student Loan Trust 2005-10 1.308%, 10/26/26 •	2,438	2,416,215
SMB Private Education Loan Trust 2015-C 2.862%, 08/16/32 144A @,•	2,000	2,102,832

	Par (000)	Value†

Sound Point CLO IV Ltd. 3A 2.411%, 01/21/26 144A @,•	$1,500	$1,504,617
Susquehanna Auto Receivables Trust 2014-1 1A 1.430%, 08/15/19	1,409	1,409,045
Symphony CLO III Ltd. 2007-3A 1.699%, 05/15/19 144A @,•	2,500	2,497,005
Toyota Auto Receivables 2016-C 1.000%, 01/15/19	2,000	1,997,858
Westchester CLO Ltd. 2007-1A B 1.474%, 08/01/22 144A @,•	2,500	2,467,158
World Financial Network Credit Card Master Trust 2012-B 1.760%, 05/17/21	2,032	2,034,570
TOTAL ASSET BACKED SECURITIES (Cost $51,494,494)		51,911,527

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.9%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY, Class B 2.412%, 09/15/26 144A @,•	1,000	1,001,080
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 1.571%, 06/11/50 144A @,•	2,000	2,000,077
Chicago Skyscraper Trust 2017 SKY SKY 2.013%, 04/15/30 144A @,•	1,000	999,963
FREMF Mortgage Trust Series 2010-K6 Class B 5.376%, 12/25/46 144A @,•	3,000	3,209,305
FREMF Mortgage Trust Series 2012144A @,•
3.751%, 02/25/45 K708 Class C	2,000	2,032,654
3.821%, 06/25/47 K710 Class C	2,110	2,141,815
FREMF Mortgage Trust Series 2013-KF02 Class C 4.779%, 12/25/45 144A @,•	399	402,908
Government National Mortgage Association 2011 3.200%, 11/16/44	1,671	1,686,315
GS Mortgage Securities Trust 2010-C1 C1 5.148%, 08/10/43	2,000	2,134,929
GS Mortgage Securities Trust 2013-NYC5 Class G 3.649%, 01/10/30 144A @,•	2,000	2,014,888
GSCCRE Commercial Mortgage Trust 2015-HULA Class B 3.212%, 08/15/32 144A @,•	2,000	2,008,731
Hilton USA Trust 2014-ORL Class B 1.970%, 07/15/29 144A @,•	2,500	2,470,948
WFRBS Commercial Mortgage Trust 2012-C7 Class XA 1.484%, 06/15/45 144A @,•	52,892	3,018,143

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $25,596,229)		25,121,756

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — 51.0%
Airlines — 9.7%
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18	$2,004	$2,076,645
Continental Airlines 1999-1 Class A, Pass Through Trust 6.545%, 02/02/19	510	541,391
Continental Airlines 1999-2 Pass Through Trust 7.256%, 09/15/21	1,631	1,721,227
Continental Airlines 2000-2 Pass Through Trust 7.707%, 10/02/22	516	550,965
Continental Airlines 2012-3 Class C Pass Through Trust 6.125%, 04/29/18	1,500	1,558,350
Delta Air Lines 2007-1 Class B Pass Through Trust 8.021%, 02/10/24	1,165	1,333,915
Delta Air Lines 2010-1 Class A Pass Through Trust 6.200%, 01/02/20	1,090	1,145,486
Delta Air Lines 2012-1 Class B Pass Through Trust 6.875%, 05/07/19 144A @	2,209	2,341,438
Delta Air Lines, Inc. 2.875%, 03/13/20	2,000	2,016,191
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/21	2,563	2,832,362
Northwest Airlines 2007-1 Class B Pass-Through Trust 8.028%, 05/01/19	1,883	1,939,246
US Airways 2012-1 Class B Pass Through Trust 8.000%, 04/01/21	2,266	2,447,077

		20,504,293

Auto Manufacturers — 1.0%
American Honda Finance Corp. 1.550%, 12/11/17	2,000	2,003,382

Banks — 3.9%
Bank of America Corp. 1.891%, 09/15/26 •	1,290	1,171,455
JPMorgan Chase & Co. 2.000%, 08/15/17	2,000	2,004,466
JPMorgan Chase Bank NA 1.450%, 09/21/18	1,000	998,751
State Street Corp. 4.956%, 03/15/18	3,000	3,084,900
Wells Fargo Bank NA 6.000%, 11/15/17	1,000	1,027,020

		8,286,592

Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc. 1.724%, 08/01/18 •	900	905,893

	Par (000)	Value†

Beverages — (continued)
Constellation Brands, Inc. 7.250%, 05/15/17	$1,750	$1,759,723
Molson Coors Brewing Co. 2.250%, 03/15/20	2,000	2,001,050

		4,666,666

Chemicals — 1.2%
CF Industries, Inc. 6.875%, 05/01/18	2,000	2,085,000
Methanex Corp. 3.250%, 12/15/19	453	456,184

		2,541,184

Computers — 0.9%
EMC Corp. 1.875%, 06/01/18	2,000	1,980,782

Diversified Financial Services — 4.6%
AerCap Aviation Solutions BV 6.375%, 05/30/17	1,000	1,007,220
Air Lease Corp. 2.625%, 09/04/18	2,000	2,016,764
Ally Financial, Inc.
3.600%, 05/21/18	1,000	1,012,500
3.250%, 11/05/18	1,000	1,006,880
Ford Motor Credit Co. LLC 1.724%, 12/06/17	2,000	1,999,974
Visa, Inc. 1.200%, 12/14/17	2,646	2,643,521

		9,686,859

Electric — 1.5%
Great Plains Energy, Inc. 2.500%, 03/09/20	2,000	2,008,420
San Diego Gas & Electric Co. 1.914%, 02/01/22	1,146	1,132,551

		3,140,971

Electronics — 0.7%
Fortive Corp. 1.800%, 06/15/19 144A @	1,500	1,490,667

Food — 3.1%
Kellogg Co. 1.750%, 05/17/17	1,500	1,500,063
McDonald’s Corp. 5.800%, 10/15/17	1,500	1,534,327
Mondelez International Holdings Netherlands BV 1.625%, 10/28/19 144A @	1,500	1,477,380
Smithfield Foods, Inc. 2.700%, 01/31/20	2,000	1,998,600

		6,510,370

Healthcare Products — 0.5%
Stryker Corp. 2.000%, 03/08/19	1,000	1,002,667

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Services — 3.6%
Abbott Laboratories 2.350%, 11/22/19	$2,000	$2,008,290
Aetna Inc. 1.700%, 06/07/18	1,500	1,500,027
Fresenius Medical Care US Finance, Inc. 6.875%, 07/15/17	1,000	1,013,750
HCA, Inc. 3.750%, 03/15/19	3,000	3,067,500

		7,589,567

Housewares — 1.1%
Newell Brands, Inc. 5.000%, 11/15/23	2,250	2,411,242

Internet — 0.5%
eBay Inc. 2.500%, 03/09/18	1,000	1,007,602

Iron & Steel — 0.5%
Vale Overseas Ltd. 5.625%, 09/15/19	1,000	1,061,250

Machinery - Diversified — 1.4%
Stanley Black & Decker, Inc.
1.622%, 11/17/18	2,000	1,992,872
2.451%, 11/17/18	1,000	1,010,419

		3,003,291

Media — 1.0%
Cablevision Systems Corp. 8.625%, 09/15/17	1,000	1,027,500
Time Warner Cos, Inc. 7.250%, 10/15/17	1,117	1,150,852

		2,178,352

Oil & Gas — 1.9%
Chevron Corp. 1.345%, 11/15/17	2,000	2,000,136
Murphy Oil Corp. 3.500%, 12/01/17	1,000	1,000,000
Statoil ASA 3.125%, 08/17/17	1,000	1,006,373

		4,006,509

Oil & Gas Services — 1.0%
Schlumberger Holdings Corp. 2.350%, 12/21/18 144A @	2,000	2,013,244

Pharmaceuticals — 0.9%
Shire Acquisitions Investments Ireland DAC 1.900%, 09/23/19	2,000	1,985,586

Pipelines — 2.5%
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	1,500	1,593,795
NuStar Logistics LP 8.150%, 04/15/18	1,500	1,582,500
Targa Resources Partners LP 5.000%, 01/15/18	1,000	1,010,000

	Par (000)	Value†

Pipelines — (continued)
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	$1,000	$1,032,500

		5,218,795

Retail — 0.7%
QVC, Inc. 3.125%, 04/01/19	1,500	1,523,182

Semiconductors — 1.2%
NXP BV/NXP Funding LLC144A @
3.750%, 06/01/18	1,000	1,020,000
5.750%, 03/15/23	1,000	1,055,000
Samsung Electronics America, Inc. 1.750%, 04/10/17 144A @	495	495,019

		2,570,019

Software — 1.2%
Activision Blizzard Inc. 2.300%, 09/15/21 144A @	1,000	979,099
CDK Global, Inc. 3.800%, 10/15/19	1,500	1,529,100

		2,508,199

Telecommunications — 2.7%
Crown Castle Towers LLC 6.113%, 01/15/40 144A @	1,867	2,021,519
Sprint Communications, Inc. 9.000%, 11/15/18	1,500	1,633,125
Sprint Spectrum Co. LLC 3.360%, 03/20/23 144A @	2,000	1,995,000

		5,649,644

Transportation — 0.8%
Canadian National Railway Co. 5.850%, 11/15/17	1,700	1,746,786

Trucking and Leasing — 0.7%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	1,500	1,515,041

TOTAL CORPORATE BONDS (Cost $107,693,921)		107,802,742

RESIDENTIAL MORTGAGE BACKED SECURITIES — 0.1%
Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS 2017-14 A6 1.182%, 10/25/37 •	38	38,440

Fannie Mae Pool — 0.1%
4.000%, 06/01/20	77	79,533

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $115,797)		117,973

U.S TREASURY OBLIGATION — 10.1%
U.S. Treasury Note 1.000%, 02/15/18	7,000	6,996,444

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
U.S TREASURY OBLIGATION — (continued)
1.000%, 03/15/18	$1,250	$1,249,073
1.250%, 12/15/18	3,000	3,001,641
0.875%, 04/15/19	1,500	1,487,812
1.625%, 12/31/19	2,000	2,009,218
1.125%, 04/30/20	1,500	1,481,016
0.125%, 04/15/21	2,562	2,587,939
United States Treasury Inflation Indexed Bond. 0.125%, 04/15/20	2,592	2,631,081

Total U.S TREASURY OBLIGATION (Cost $21,523,350)		21,444,224

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $544,785)	544,785	544,785

TOTAL INVESTMENTS — 97.9% (Cost $206,968,576)(a)		$206,943,007

Other Assets & Liabilities — 2.1%		4,417,540

TOTAL NET ASSETS — 100.0%		$211,360,547

†	See Security Valuation Note.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $206,968,576. Net unrealized depreciation was $25,569. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $897,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $923,075.

CDO — Collateralized Debt Obligation.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

REMICS — Real Estate Mortgage Investment Conduits.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2017 ††
United States	88%
Cayman Islands	6
Canada	2
Luxembourg	2
Ireland	1
Netherlands	1
Total	100%

††%	of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S TREASURY OBLIGATION	$21,444,224	$—	$21,444,224	$—
ASSET BACKED SECURITIES	51,911,527	—	51,911,527	—
COMMERCIAL MORTGAGE BACKED SECURITIES	25,121,756	—	25,121,756	—
CORPORATE BONDS	107,802,742	—	107,802,742	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	117,973	—	117,973	—
SHORT-TERM INVESTMENTS	544,785	544,785	—	—
TOTAL INVESTMENTS	$206,943,007	$544,785	$206,398,222	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank Bonds — 1.5%
Federal Home Loan Banks 2.750%, 07/11/31	$8,000	$7,540,632

Government National Mortgage Association — 1.4%
Government National Mortgage Association 3.443%, 12/16/52	5,000	5,039,870
Government National Mortgage Association 4.573%, 10/16/45 •	2,000	2,174,014

		7,213,884

Total AGENCY OBLIGATIONS (Cost $14,770,503)		14,754,516

ASSET BACKED SECURITIES — 11.6%
Brentwood CLO Corp. 2006-1A 1.854%, 02/01/22 144A @,•	4,000	3,968,516
Chrysler Capital Auto Receivables Trust 2014-BA 2.700%, 05/15/20 144A @	3,000	3,024,271
Cole Park CLO Ltd. 2015-1A 3.130%, 10/20/28 144A @	2,993	2,963,929
Emerson Place CLO Ltd. 2006-1A C 1.793%, 01/15/19 144A @,•	3,200	3,163,530
Ford Credit Auto Owner Trust 2013-D 1.540%, 03/15/19	6,800	6,802,870
Grayson CLO Ltd. 2006-1A C 2.584%, 11/01/21 144A @,•	3,000	2,874,123
Honda Auto Receivables Owner Trust 2014-1 1.040%, 02/21/20	3,004	3,003,346
KeyCorp Student Loan Trust 2006-A 1.463%, 09/27/35 •	2,891	2,871,835
Rockwall CDO II Ltd. 2007-1A144A @,•
1.284%, 08/01/24	1,411	1,409,473
1.734%, 08/01/24	4,000	3,959,272
SLM Student Loan Trust•
1.308%, 10/26/26 2005-10	5,000	4,955,321
1.982%, 04/27/43 2012-6	7,205	6,596,527
SMB Private Education Loan Trust 2015-C 2.862%, 08/16/32 144A @	5,000	5,257,079
Westchester CLO Ltd.144A @,•
1.474%, 08/01/22 2007-1A B	4,500	4,440,883
3.384%, 08/01/22 2007-1A D	4,000	3,855,892

TOTAL ASSET BACKED SECURITIES (Cost $58,478,668)		59,146,867

COMMERCIAL MORTGAGE BACKED SECURITIES — 17.4%
CFCRE Commercial Mortgage Trust 2011-C1 4.961%, 04/01/44 144A @,•	1,000	1,070,064
FHLMC Multifamily Structured Pass-Through Certificates
3.062%, 12/01/24 Series K058 Class A2	5,636	5,765,128
3.010%, 07/25/25 Series K049 Class A2	5,405	5,480,150
2.653%, 08/25/26 Series K058 Class A2	5,000	4,889,020

	Par (000)	Value†

FREMF Mortgage Trust Series 2010-K6 Class B 5.376%, 12/25/46 144A @,•	$7,795	$8,338,845
FREMF Mortgage Trust Series 2012 K710 Class C 3.821%, 06/01/47 144A @,•	5,175	5,253,029
FREMF Mortgage Trust Series 2012-K19 Class C 4.034%, 05/25/45 144A @,•	4,500	4,519,181
FREMF Mortgage Trust Series 2012-K20 Class C 3.869%, 05/01/45 144A @,•	6,000	5,883,517
FREMF Mortgage Trust Series 2012-K21 Class C 3.938%, 07/01/45 144A @,•	4,720	4,718,090
FREMF Mortgage Trust Series 2012-K23 Class C 3.656%, 10/01/45 144A @,•	5,000	4,899,594
FREMF Mortgage Trust Series 2012-K707 Class B 3.883%, 01/01/47 144A @,•	8,272	8,455,029
FREMF Mortgage Trust Series 2012-K711 Class C 3.562%, 08/01/45 144A @,•	6,000	6,062,975
FREMF Mortgage Trust Series 2013-K27 Class C 3.497%, 01/01/46 144A @,•	5,000	4,817,944
FREMF Mortgage Trust Series 2013-K28 Class C 3.494%, 06/01/46 144A @,•	4,751	4,571,066
FREMF Mortgage Trust Series 2013-KF02 Class C 4.779%, 12/25/45 144A @,•	399	402,908
FREMF Mortgage Trust Series 2014-K41 Class B 3.831%, 11/01/47 144A @,•	5,000	5,055,827
FREMF Mortgage Trust Series 2014-K503 Class B 3.002%, 10/01/47 144A @,•	5,000	4,984,028
GS Mortgage Securities Trust 2013-NYC5 Class G 3.649%, 01/01/30 144A @,•	2,000	2,014,888
Hilton USA Trust 2014-ORL Class B 1.970%, 07/15/29 144A @,•	1,500	1,482,569

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $89,708,033)		88,663,852

CORPORATE BONDS — 41.2%
Aerospace & Defense — 0.6%
Lockheed Martin Corp. 3.100%, 01/15/23	3,000	3,041,040

Airlines — 3.6%
Continental Airlines 2012-3 Class C Pass Through Trust 6.125%, 04/29/18	3,500	3,636,150

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 02/10/24	$2,011	$2,322,988
Delta Air Lines 2015-1 Class B Pass Through Trust 4.250%, 01/30/25	2,722	2,790,134
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 11/01/19	3,782	4,179,545
U.S. Airways 2010-1 Class B, Pass Through Trust 8.500%, 10/22/18	2,640	2,648,841
United Airlines 2016-1 Class AA Pass Through Trust 3.100%, 01/07/30	3,000	2,951,250

		18,528,908

Banks — 4.8%
Bank of America Corp.
5.650%, 05/01/18	1,000	1,040,418
4.450%, 03/03/26	3,000	3,076,638
JPMorgan Chase & Co. 3.875%, 09/10/24	3,600	3,648,895
Morgan Stanley 5.950%, 12/28/17	2,050	2,113,868
State Street Corp. 4.956%, 03/15/18	7,915	8,138,994
USB Capital IX 3.500%, 10/29/49 •	3,000	2,550,000
Wells Fargo & Co. 3.000%, 02/19/25	4,000	3,900,144

		24,468,957

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	3,000	3,033,600

Biotechnology — 0.8%
Amgen, Inc. 2.700%, 05/01/22	3,000	3,004,560
Biogen, Inc. 6.875%, 03/01/18	1,000	1,046,888

		4,051,448

Building Materials — 1.3%
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,097,824
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,749,225

		6,847,049

Chemicals — 0.6%
CF Industries, Inc. 6.875%, 05/01/18	3,000	3,127,500

Commercial Services — 0.6%
Drawbridge Special Opportunities Fund LP 5.000%, 08/01/21 144A @	2,000	1,967,654

	Par (000)	Value†

Commercial Services — (continued)
ERAC USA Finance LLC 2.350%, 10/15/19 144A @	$1,000	$1,000,108

		2,967,762

Computers — 0.6%
Diamond 1 Finance Corp. 5.450%, 06/15/23 144A @	3,000	3,237,039

Diversified Financial Services — 2.2%
Air Lease Corp. 3.750%, 02/01/22	2,000	2,059,930
American Express Co. 6.150%, 08/28/17	2,000	2,036,122
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	4,000	4,223,816
General Electric Capital Corp. 7.500%, 08/21/35	2,263	3,130,494

		11,450,362

Electric — 0.2%
Enel Finance International NV 6.250%, 09/15/17 144A @	1,000	1,020,038

Engineering & Construction — 0.6%
SBA Tower Trust 3.156%, 10/15/45 144A @	3,000	3,015,300

Food — 2.7%
Kellogg Co.
2.650%, 12/01/23	3,000	2,930,247
4.500%, 04/01/46	3,000	2,939,664
Land O’ Lakes, Inc. 6.000%, 11/15/22 144A @	3,500	3,858,750
Smithfield Foods, Inc. 3.350%, 02/01/22 144A @	3,000	2,995,770
WM Wrigley Jr. Co. 2.400%, 10/21/18 144A @	1,000	1,008,115

		13,732,546

Forest Products & Paper — 0.5%
Georgia-Pacific LLC 3.163%, 11/15/21 144A @	2,500	2,540,860

Healthcare Products — 1.8%
Abbott Laboratories 3.750%, 11/30/26	3,000	2,996,226
Becton Dickinson and Co. 3.300%, 03/01/23	1,103	1,113,953
Covidien International Finance SA 6.000%, 10/15/17	1,000	1,024,209
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,000	1,013,291
Stryker Corp. 3.375%, 11/01/25	2,000	2,008,284

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc. 4.625%, 11/30/19	$1,000	$1,060,379

		9,216,342

Healthcare Services — 0.6%
HCA, Inc. 3.750%, 03/15/19	3,000	3,067,500

Housewares — 1.1%
Newell Brands, Inc. 5.000%, 11/15/23	3,517	3,769,039
Newell Rubbermaid, Inc. 4.200%, 04/01/26	2,000	2,081,486

		5,850,525

Insurance — 1.2%
New York Life Insurance Co. 5.875%, 05/15/33 144A @	4,925	6,001,260

Investment Companies — 0.2%
Ares Capital Corp. 4.875%, 11/30/18	1,000	1,037,539

Lodging — 1.3%
Hilton Worldwide Finance LLC 4.875%, 04/01/27 144A @	3,000	3,030,000
Marriott International, Inc. 4.500%, 10/01/34	3,500	3,537,243

		6,567,243

Media — 1.3%
Belo Corp. 7.750%, 06/01/27	2,000	2,165,000
Charter Communications Operating LLC 4.464%, 07/23/22	3,000	3,163,593
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,274,018

		6,602,611

Mining — 0.2%
Goldcorp, Inc. 3.625%, 06/09/21	1,000	1,028,638

Oil & Gas — 2.7%
BG Energy Capital PLC 4.000%, 10/15/21 144A @	1,000	1,058,492
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,451,125
HollyFrontier Corp. 5.875%, 04/01/26	3,000	3,185,154
Murphy Oil Corp. 3.500%, 12/01/17	3,000	3,000,000
Tesoro Corp. 5.125%, 12/15/26 144A @	4,000	4,196,000

		13,890,771

Pharmaceuticals — 2.3%
AbbVie, Inc. 2.300%, 05/14/21	3,000	2,962,332

	Par (000)	Value†

Pharmaceuticals — (continued)
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	$1,000	$1,166,028
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,095,452
Mylan NV 3.000%, 12/15/18	2,000	2,023,212
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,231,444

		11,478,468

Pipelines — 1.5%
Midcontinent Express Pipeline LLC 6.700%, 09/15/19 144A @	3,500	3,718,855
Regency Energy Partners LP 5.875%, 03/01/22	2,000	2,198,172
Williams Partners LP/ACMP Finance Corp. 4.875%, 05/15/23	1,500	1,548,750

		7,465,777

Real Estate Investment Trusts — 1.1%
American Tower Corp. 4.700%, 03/15/22	2,500	2,677,388
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,756,823

		5,434,211

Retail — 1.1%
McDonald’s Corp. 5.700%, 02/01/39	2,110	2,443,021
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	3,000	3,003,651

		5,446,672

Semiconductors — 0.6%
NXP BV/NXP Funding LLC 5.750%, 03/15/23 144A @	2,824	2,979,320

Software — 1.1%
Activision Blizzard, Inc. 6.125%, 09/15/23 144A @	2,000	2,165,000
CDK Global, Inc. 3.800%, 10/15/19	3,500	3,567,900

		5,732,900

Telecommunications — 2.1%
Crown Castle Towers LLC 3.663%, 05/15/45 144A @	4,000	4,003,280
Sprint Communications, Inc. 9.000%, 11/15/18 144A @	3,500	3,810,625
Sprint Spectrum Co. LLC 3.360%, 03/20/23 144A @	3,000	2,992,500

		10,806,405

Transportation — 0.8%
BNSF Railway Co. 2015-1 Pass Through Trust 3.442%, 06/16/28 144A @	2,831	2,861,096

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

QUALITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — (continued)
Federal Express Corp 1999 Pass Through Trust 7.650%, 07/15/24	$969	$1,111,436

		3,972,532

Trucking and Leasing — 0.5%
Aviation Capital Group Corp. 2.875%, 09/17/18 144A @	2,500	2,525,068

TOTAL CORPORATE BONDS (Cost $208,316,428)		210,166,191

MUNICIPAL BONDS — 2.5%
Northeast Ohio Regional Sewer District 6.038%, 11/15/40	2,930	3,272,634
State of Georgia 5.000%, 12/01/27	3,500	4,310,530
State of North Carolina 5.000%, 06/01/26	4,100	4,959,483

Total MUNICIPAL BONDS (Cost $12,493,299)		12,542,647

RESIDENTIAL MORTGAGE BACKED SECURITIES — 8.9%
Fannie Mae Pool — 8.4%
4.000%, 08/01/41	5,100	5,368,268
2.500%, 01/01/43	2,795	2,676,628
2.500%, 02/01/43	8,085	7,742,727
2.500%, 05/01/43	11,180	10,687,941
3.500%, 09/01/43	1,427	1,465,310
3.000%, 05/01/47	15,000	14,840,625

		42,781,499

Freddie Mac Gold Pool — 0.4%
3.500%, 01/01/41	1,885	1,937,026

Ginnie Mae Pool — 0.1%
6.000%, 10/15/38	299	338,448
6.000%, 10/15/38	190	215,314

		553,762

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $45,033,551)		45,272,287

U.S TREASURY OBLIGATION — 14.9%
U.S. Treasury Bond
2.250%, 11/15/24	3,000	2,992,617
2.125%, 05/15/25	2,500	2,462,305
1.625%, 05/15/26	2,700	2,532,622
4.375%, 02/15/38	4,350	5,428,835
3.000%, 05/15/42	3,000	2,998,827
3.125%, 02/15/43	4,000	4,079,376
2.875%, 05/15/43	3,000	2,920,899
3.625%, 08/15/43	2,500	2,783,692
3.750%, 11/15/43	3,500	3,982,618
2.500%, 05/15/46	3,000	2,686,758

	Par (000)	Value†

U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/24	$4,683	$4,794,357
0.250%, 01/15/25	9,740	9,657,216
0.375%, 07/15/25	7,168	7,186,462
1.000%, 02/15/46	4,100	4,161,829
U.S. Treasury Note
2.000%, 07/31/22	1,000	999,727
1.625%, 08/15/22	6,000	5,877,654
1.500%, 02/28/23	2,500	2,416,797
1.750%, 05/15/23	2,900	2,837,128
2.500%, 08/15/23	2,000	2,040,468
2.000%, 02/15/25	3,500	3,422,755

Total U.S TREASURY OBLIGATION (Cost $77,711,949)		76,262,942

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $6,981,973)	6,981,973	6,981,973

TOTAL INVESTMENTS — 100.8% (Cost $513,494,404)(a)		$513,791,275

Other Assets & Liabilities — (0.8)%		(3,940,105)

TOTAL NET ASSETS — 100.0%		$509,851,170

†	See Security Valuation Note.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $513,526,438. Net unrealized appreciation was $264,837. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,224,810 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,959,973.

CDO — Collateralized Debt Obligation.

CLO — Collateralized Loan Obligation.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2015 (Unaudited)

QUALITY BOND FUND

Country Weightings as of 03/31/2017 ††
United States	93%
Cayman Islands	4
Ireland	1
Netherlands	1
United Kingdom	1

Total	100%

††%	of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signif- icant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
U.S. TREASURY OBLIGATION	$76,262,942	$—	$76,262,942	$—
AGENCY OBLIGATIONS	14,754,516	—	14,754,516	—
ASSET BACKED SECURITIES	59,146,867	—	59,146,867	—
COMMERCIAL MORTGAGE BACKED SECURITIES	88,663,852	—	88,663,852	—
CORPORATE BONDS	210,166,191	—	210,166,191	—
RESIDENTIAL MORTGAGE BACKED SECURITIES	45,272,287	—	45,272,287	—
MUNICIPAL BONDS	12,542,647	—	12,542,647
SHORT-TERM INVESTMENTS	6,981,973	6,981,973	—	—

TOTAL INVESTMENTS	$513,791,275	$6,981,973	$506,809,302	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
VB-S1 Issuer LLC, 2016-IA F 144A @ 6.901%, 06/15/46 (Cost $95,000)	$95	$98,882

	Number of Shares	Value†
COMMON STOCKS — 1.4%
Electric — 0.2%
NRG Energy, Inc.	18,174	339,854

Entertainment — 0.0%
New Cotai Participation Class B*144A @,^,~	1	26,352

Media — 0.3%
Liberty Broadband Corp., Class A*	2,225	189,325
Liberty Broadband Corp., Class C*	3,500	302,400
Liberty Global PLC LiLAC, Class C*	286	6,590

		498,315

Oil & Gas — 0.4%
Pacific Exploration & Production Corp.*~	9,079	282,357
Pacific Exploration & Production, Corp., REG D*~	4,300	133,730
Rowan Cos PLC, Class A*	14,775	230,194

		646,281

Real Estate — 0.1%
The Howard Hughes Corp.*	1,675	196,394

Telecommunications — 0.4%
T-Mobile US, Inc.*	9,400	607,146

		607,146

TOTAL COMMON STOCKS (Cost $1,787,435)		2,314,342

PREFERRED STOCKS — 0.6%
Diversified — 0.1%
American Tower Corp.	1,325	148,002
American Tower Corp.*	1,207	137,864

		285,866

Electric — 0.2%
NextEra Energy, Inc.	7,200	367,200

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*^,~	725	0

Pharmaceuticals — 0.2%
Allergan PLC	337	286,376

Telecommunications — 0.1%
T-Mobile US, Inc.	1,463	154,800

	Par (000)	Value†

TOTAL PREFERRED STOCKS (Cost $1,029,980)		$1,094,242

REAL ESTATE INVESTMENT TRUSTS — 0.0%
Telecommunications — 0.0%
Crown Castle International Corp. (Cost $35)	0	38

CORPORATE BONDS — 78.4%
Advertising — 0.5%
MDC Partners, Inc. 6.500%, 05/01/24 144A @	$491	468,291
Outfront Media Capital LLC 5.625%, 02/15/24	400	418,000

		886,291

Aerospace & Defense — 0.5%
Accudyne Industries LLC 7.750%, 12/15/20 144A @	200	168,000
StandardAero Aviation Holdings, Inc. 10.000%, 07/15/23 144A @	610	654,225

		822,225

Airlines — 1.0%
Air Canada 7.750%, 04/15/21 144A @	350	393,750
American Airlines 2013-1 Class B Pass Through Trust 5.625%, 01/15/21 144A @	61	62,792
American Airlines 2013-1 Class C Pass Through Trust 6.125%, 07/15/18 144A @,^	200	207,250
American Airlines Group, Inc. 5.500%, 10/01/19 144A @	650	676,000
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/24	60	61,385
United Continental Holdings, Inc. 6.375%, 06/01/18	240	250,800

		1,651,977

Auto Manufacturers — 0.1%
Aston Martin Capital Holdings Ltd. 6.500%, 04/15/22 144A @	200	200,625

Auto Parts & Equipment — 1.1%
Allison Transmission, Inc. 5.000%, 10/01/24 144A @	175	176,750
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 144A @	585	585,731
MPG Holdco I, Inc. 7.375%, 10/15/22	475	515,375
Nexteer Automotive Group Ltd. 5.875%, 11/15/21 144A @	200	207,500
TI Group Automotive Systems LLC 8.750%, 07/15/23 144A @	375	397,811

		1,883,167

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — 2.5%
Ally Financial, Inc.
5.125%, 09/30/24	$75	$77,156
5.750%, 11/20/25	585	598,894
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 12/29/49 •	400	426,399
Credit Agricole SA 7.875%, 12/29/49 144A @,•	400	406,700
Credit Suisse Group AG 7.500%, 12/29/49 144A @,•	385	417,183
Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/21 144A @	400	434,500
Intesa Sanpaolo SpA 7.700%, 12/29/49 144A @,•	375	358,125
Societe Generale SA 7.375%, 12/29/49 144A @,•	425	431,630
Standard Chartered PLC 7.500%, 12/29/49 144A @,•	675	697,275
UniCredit SpA 8.000%, 04/03/49 •	360	345,611

		4,193,473

Building Materials — 1.1%
LSF9 Balta Issuer S.A. 7.750%, 09/15/22	325	377,939
Masonite International Corp. 5.625%, 03/15/23 144A @	175	178,586
NCI Building Systems, Inc. 8.250%, 01/15/23 144A @	225	244,125
Norbord, Inc. 6.250%, 04/15/23 144A @	225	236,250
PCF GmbH 7. 875%, 08/01/19	400	444,183
Reliance Intermediate Holdings LP 6.500%, 04/01/23 144A @	450	479,250

		1,960,333

Chemicals — 2.1%
CF Industries, Inc.
7.125%, 05/01/20	150	163,304
5.375%, 03/15/44	335	292,288
CVR Partners LP 9.250%, 06/15/23 144A @	725	744,031
Huntsman International LLC 4.875%, 11/15/20	50	52,125
INEOS Group Holdings S.A. 5.625%, 08/01/24 144A @	375	375,937
Kissner Holdings LP 8.375%, 12/01/22 144A @	445	458,350
Platform Specialty Products Corp.144A @
10.375%, 05/01/21	300	333,750
6.500%, 02/01/22	225	233,438
PQ Corp. 6.750%, 11/15/22 144A @	175	186,375
Tronox Finance LLC 6.375%, 08/15/20	350	351,312

	Par (000)	Value†

Chemicals — (continued)
Univar USA, Inc. 6.750%, 07/15/23 144A @	$315	$326,812

		3,517,722

Coal — 0.1%
CONSOL Energy, Inc. 8.000%, 04/01/23	125	131,406

Commercial Services — 2.2%
Alliance Data Systems Corp.144A @
5.875%, 11/01/21	315	326,025
5.375%, 08/01/22	358	360,685
Avis Budget Car Rental LLC 5.250%, 03/15/25 144A @	475	439,375
Black Knight InfoServ LLC 5.750%, 04/15/23	128	134,078
Gartner, Inc. 5.125%, 04/01/25 144A @	110	112,063
H&E Equipment Services, Inc. 7.000%, 09/01/22	250	262,187
Harland Clarke Holdings Corp.144A @
6.875%, 03/01/20	125	126,875
8.375%, 08/15/22	230	235,750
Iron Mountain Europe PLC 6.125%, 09/15/22 144A @	225	298,957
Prime Security Services Borrower LLC 9.250%, 05/15/23 144A @	538	589,782
The ADT Corp.
6.250%, 10/15/21	175	190,208
4.875%, 07/15/32 144A @	110	87,450
The Hertz Corp.
7.375%, 01/15/21	295	293,156
6.250%, 10/15/22	45	42,750
United Rentals North America, Inc. 5.500%, 05/15/27	225	227,250

		3,726,591

Computers — 1.2%
Diamond 1 Finance Corp.144A @
5.875%, 06/15/21	175	183,983
7.125%, 06/15/24	300	331,644
Western Digital Corp.
7.375%, 04/01/23 144A @	265	290,506
10.500%, 04/01/24	1,025	1,208,219

		2,014,352

Cosmetics & Personal Care — 0.2%
Avon International Operations, Inc. 7.875%, 08/15/22 144A @	275	290,125

Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. 5.750%, 12/15/23 144A @	150	156,000
Entertainment One Ltd. 6.875%, 12/15/22 144A @	100	136,628

		292,628

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 2.3%
Consolidated Energy Finance S.A. 6.750%, 10/15/19 144A @	$750	$755,625
Garfunkelux Holdco 3 S.A. 8.500%, 11/01/22 144A @	350	465,000
Icahn Enterprises LP 6.250%, 02/01/22 144A @	475	482,125
Ladder Capital Finance Holdings LLLP. 5.875%, 08/01/21 144A @	175	176,750
LPL Holdings, Inc. 5.750%, 09/15/25 144A @	425	429,250
Navient Corp. 8.000%, 03/25/20	250	271,563
NFP Corp. 9.000%, 07/15/21 144A @	75	79,264
Nord Anglia Education Finance LLC 5.750%, 07/15/22 144A @	175	184,321
OneMain Financial Holdings, LLC. 7.250%, 12/15/21 144A @	290	303,775
Quicken Loans, Inc. 5.750%, 05/01/25 144A @	350	343,875
Springleaf Finance Corp. 8.250%, 12/15/20	375	409,687

		3,901,235

Electric — 2.2%
AES Corp.
5.500%, 03/15/24	500	507,500
6.000%, 05/15/26	225	232,875
Calpine Corp.
5.375%, 01/15/23	300	302,640
5.500%, 02/01/24	200	198,938
DPL, Inc. 7.250%, 10/15/21	450	479,790
Dynegy, Inc.
7.375%, 11/01/22	295	292,050
5.875%, 06/01/23	130	119,112
NRG Energy, Inc.
6.625%, 03/15/23	375	383,672
7.250%, 05/15/26	535	551,050
6.625%, 01/15/27 144A @	690	688,275

		3,755,902

Entertainment — 3.9%
AMC Entertainment Holdings, Inc.144A @
6.375%, 11/15/24	100	132,807
5.875%, 11/15/26	175	176,969
Codere Finance 2 Luxembourg S.A.144A @
6.750%, 11/01/21	150	160,651
7.625%, 11/01/21	200	192,950
Eagle II Acquisition Co. LLC 6.000%, 04/01/25 144A @	135	139,050
Eldorado Resorts, Inc. 7.000%, 08/01/23	525	563,063
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 06/15/24 144A @	125	136,250

	Par (000)	Value†

Entertainment — (continued)
Great Canadian Gaming Corp. 6.625%, 07/25/22 144A @	$450	$352,765
International Game Technology PLC144A @
6.250%, 02/15/22	600	640,500
6.500%, 02/15/25	975	1,038,375
Intralot Capital Luxembourg S.A. 6.750%, 09/15/21 144A @	175	190,723
Scientific Games International, Inc.
7.000%, 01/01/22 144A @	450	480,375
10.000%, 12/01/22	1,825	1,945,906
Shingle Springs Tribal Gaming Authority 9.750%, 09/01/21 144A @	440	471,900

		6,622,284

Environmental Control — 0.1%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 144A @	175	176,750

Food — 1.7%
Agrokor dd 9.125%, 02/01/20	200	79,370
Albertsons Cos. LLC144A @
6.625%, 06/15/24	400	409,000
5.750%, 03/15/25	275	266,750
Chobani LLC 7.500%, 04/15/25 144A @	400	409,500
Dean Foods Co. 6.500%, 03/15/23 144A @	450	469,125
Lamb Weston Holdings, Inc. 4.625%, 11/01/24 144A @	225	229,500
Minerva Luxembourg S.A. 7.750%, 01/31/23 144A @,^	475	494,594
Post Holdings, Inc.144A @
5.500%, 03/01/25	170	170,850
8.000%, 07/15/25	175	196,437
5.750%, 03/01/27	170	169,575

		2,894,701

Forest Products & Paper — 0.2%
Cascades, Inc. 5.500%, 07/15/22 144A @	150	149,625
Mercer International, Inc. 7.750%, 12/01/22	200	214,060

		363,685

Gas — 0.5%
AmeriGas Partners LP 5.500%, 05/20/25	135	133,988
NGL Energy Partners LP
5.125%, 07/15/19	250	250,625
7.500%, 11/01/23 144A @	400	413,000
6.125%, 03/01/25 144A @	125	121,250

		918,863

Healthcare Products — 0.4%
Hill-Rom Holdings, Inc. 5.750%, 09/01/23 144A @	150	155,438

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Healthcare Products — (continued)
Kinetic Concepts, Inc. 12.500%, 11/01/21 144A @	$230	$254,725
Ortho-Clinical Diagnostics, Inc. 6.625%, 05/15/22 144A @	250	232,500

		642,663

Healthcare Services — 2.9%
Centene Corp. 6.125%, 02/15/24	100	107,375
Community Health Systems, Inc.
6.875%, 02/01/22	240	206,400
6.250%, 03/31/23	330	335,775
DaVita, Inc.
5.125%, 07/15/24	450	454,500
5.000%, 05/01/25	450	451,125
HCA, Inc. 5.000%, 03/15/24	220	230,725
IASIS Healthcare LLC 8.375%, 05/15/19	655	627,162
Molina Healthcare, Inc. 5.375%, 11/15/22	275	285,139
MPH Acquisition Holdings LLC 7.125%, 06/01/24 144A @	125	134,391
Surgery Center Holdings, Inc. 8.875%, 04/15/21 144A @	250	264,375
Synlab Bondco PLC 6.250%, 07/01/22 144A @	375	430,835
Synlab Unsecured Bondco PLC 8.250%, 07/01/23 144A @	150	176,023
Tenet Healthcare Corp.
7.500%, 01/01/22 144A @	125	135,000
8.125%, 04/01/22	525	547,969
6.750%, 06/15/23	475	466,687

		4,853,481

Holding Companies — 0.2%
James Hardie International Finance Ltd. 5.875%, 02/15/23 144A @	275	283,938

Home Builders — 0.6%
Shea Homes LP 5. 875%, 04/01/23 144A @	200	201,000
Taylor Morrison Communities, Inc. 5.875%, 04/15/23 144A @	250	262,500
William Lyon Homes, Inc.
7.000%, 08/15/22	375	391,875
5.875%, 01/31/25 144A @	160	161,200

		1,016,575

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	250	251,250

Household Products & Wares — 0.2%
American Greetings Corp. 7.875%, 02/15/25 144A @	120	126,000

	Par (000)	Value†

Household Products & Wares — (continued)
Central Garden & Pet Co. 6.125%, 11/15/23	$175	$184,625

		310,625

Housewares — 0.5%
Bormioli Rocco Holdings S.A. 10.000%, 08/01/18 144A @	300	330,090
RSI Home Products, Inc. 6.500%, 03/15/23 144A @	450	463,500

		793,590

Insurance — 1.4%
Alliant Holdings Intermediate LLC 8.250%, 08/01/23 144A @	675	708,325
CNO Financial Group, Inc.
4.500%, 05/30/20	25	25,813
5.250%, 05/30/25	350	358,970
Hub Holdings LLC PIK (Cash coupon 8.125%, PIK 8.875%) 8.125%, 07/15/19 144A @	425	425,000
HUB International Ltd.144A @
9.250%, 02/15/21	125	128,975
7.875%, 10/01/21	95	99,037
USI, Inc. 7.750%, 01/15/21 144A @	650	661,375

		2,407,495

Internet — 0.8%
Match Group, Inc.
6.750%, 12/15/22	350	366,625
6.375%, 06/01/24	200	216,374
Zayo Group LLC
6.375%, 05/15/25	525	566,669
5.750%, 01/15/27 144A @	130	137,124

		1,286,792

Iron & Steel — 1.2%
AK Steel Corp. 7.625%, 10/01/21	50	52,188
BlueScope Steel Finance Ltd. 6.500%, 05/15/21 144A @	475	498,750
Joseph T Ryerson & Son, Inc. 11.000%, 05/15/22 144A @	635	714,375
Vale Overseas Ltd.
5.875%, 06/10/21	341	365,422
6.250%, 08/10/26	350	380,187

		2,010,922

Leisure Time — 1.0%
24 Hour Holdings III LLC 8.000%, 06/01/22 144A @	325	270,562
Carlson Travel, Inc. 6.750%, 12/15/23 144A @	200	208,000
ClubCorp Club Operations, Inc. 8.250%, 12/15/23 144A @	395	429,562
LTF Merger Sub, Inc. 8.500%, 06/15/23 144A @	400	424,000

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Leisure Time — (continued)
Sabre GLBL, Inc. 5.375%, 04/15/23 144A @	$125	$127,813
Silversea Cruise Finance Ltd. 7.250%, 02/01/25 144A @	90	94,500
Vista Outdoor, Inc. 5.875%, 10/01/23	225	218,813

		1,773,250

Lodging — 0.7%
Boyd Gaming Corp. 6.375%, 04/01/26	325	347,750
Playa Resorts Holding BV 8.000%, 08/15/20 144A @	450	473,063
Seminole Hard Rock Entertainment, Inc. 5.875%, 05/15/21 144A @	300	304,500

		1,125,313

Machinery—Diversified — 0.5%
Gardner Denver, Inc. 6.875%, 08/15/21 144A @	375	387,188
Welbilt, Inc. 9.500%, 02/15/24	100	115,250
Zebra Technologies Corp. 7.250%, 10/15/22	382	413,037

		915,475

Media — 7.3%
AMC Networks, Inc. 4.750%, 12/15/22	175	175,875
Block Communications, Inc. 6.875%, 02/15/25 144A @	125	132,500
Cable One, Inc. 5.750%, 06/15/22 144A @	175	182,000
CCO Holdings LLC 5.500%, 05/01/26 144A @	575	595,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, 09/01/23	140	145,600
5.750%, 01/15/24	450	468,000
Cequel Communications Holdings I LLC 7.750%, 07/15/25 144A @	800	884,500
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	350	364,000
CSC Holdings LLC144A @
6.625%, 10/15/25	600	652,500
10.875%, 10/15/25	1,925	2,314,812
DISH DBS Corp.
5.875%, 07/15/22	160	168,099
7.750%, 07/01/26	675	784,687
iHeartCommunications, Inc. 9.000%, 12/15/19	225	192,488
LGE HoldCo VI BV 7.125%, 05/15/24 144A @	325	389,617
Nexstar Broadcasting, Inc. 5.625%, 08/01/24 144A @	375	380,625
Sinclair Television Group, Inc. 5.875%, 03/15/26 144A @	150	153,750
Sirius XM Radio, Inc. 6.000%, 07/15/24 144A @	427	457,424

	Par (000)	Value†

Media — (continued)
Townsquare Media, Inc. 6.500%, 04/01/23 144A @	$386	$385,517
Tribune Media Co. 5.875%, 07/15/22	225	234,563
Unitymedia GmbH 6.125%, 01/15/25 144A @	800	842,000
Unitymedia Hessen GmbH & Co. KG 5.000%, 01/15/25 144A @	400	409,000
Univision Communications, Inc.144A @
6.750%, 09/15/22	167	175,181
5.125%, 02/15/25	300	295,125
Videotron Ltd. 5.125%, 04/15/27 144A @	235	235,000
VTR Finance BV 6.875%, 01/15/24 144A @	750	780,000
WideOpenWest Finance LLC 10.250%, 07/15/19	219	228,034
Ziggo Bond Finance BV 6.000%, 01/15/27 144A @	375	373,125

		12,399,147

Metal Fabricate/Hardware — 0.5%
Grinding Media Inc 7.375%, 12/15/23 144A @	280	294,000
Zekelman Industries, Inc. 9.875%, 06/15/23 144A @	525	586,688

		880,688

Mining — 3.1%
Aleris International, Inc. 9.500%, 04/01/21 144A @	420	451,500
Constellium NV144A @
8.000%, 01/15/23	250	256,250
6.625%, 03/01/25	500	480,937
FMG Resources August 2006 Pty Ltd. 9.750%, 03/01/22 144A @	675	773,719
Freeport-McMoRan, Inc.
4.000%, 11/14/21	175	168,875
5.400%, 11/14/34	580	504,600
Hudbay Minerals, Inc.144A @
7.250%, 01/15/23	150	159,000
7.625%, 01/15/25	250	271,250
Lundin Mining Corp. 7.500%, 11/01/20 144A @	500	528,750
New Gold, Inc. 6.250%, 11/15/22 144A @	385	385,963
Novelis Corp.144A @
6.250%, 08/15/24	350	364,875
5.875%, 09/30/26	200	204,250
Nyrstar Netherlands Holdings BV
8.500%, 09/15/19 144A @	500	584,181
8.500%, 09/15/19	100	116,836

		5,250,986

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. 8.750%, 12/01/21 144A @	550	602,250

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Miscellaneous Manufacturing — (continued)
Koppers, Inc. 6.000%, 02/15/25 144A @	$85	$87,763

		690,013

Office & Business Equipment — 0.1%
CDW LLC 5.000%, 09/01/25	125	127,500

Oil & Gas — 8.3%
Alberta Energy Co., Ltd.
8.125%, 09/15/30	80	101,746
7.375%, 11/01/31	210	253,167
Atwood Oceanics, Inc. 6.500%, 02/01/20	270	243,338
Calumet Specialty Products Partners LP 11.500%, 01/15/21 144A @	155	179,025
Chesapeake Energy Corp.
6.125%, 02/15/21	175	169,750
8.000%, 12/15/22 144A @	406	425,285
Continental Resources, Inc.
5.000%, 09/15/22	175	176,750
4.900%, 06/01/44	235	202,100
CrownRock LP144A @
7.125%, 04/15/21	250	258,125
7.750%, 02/15/23	745	789,700
Encana Corp. 7.200%, 11/01/31	60	71,497
Ensco PLC
8.000%, 01/31/24	494	500,175
5.750%, 10/01/44	50	37,750
EP Energy LLC
9.375%, 05/01/20	65	61,276
8.000%, 11/29/24 144A @	75	78,750
8.000%, 02/15/25 144A @	130	120,900
Gulfport Energy Corp.
6.625%, 05/01/23	385	389,331
6.375%, 05/15/25 144A @	150	147,375
Hess Corp. 7.875%, 10/01/29	485	593,221
Kosmos Energy Ltd.144A @
7.875%, 08/01/21	800	806,000
7.875%, 08/01/21	600	604,500
Matador Resources Co.
6.875%, 04/15/23 144A @	125	130,625
6.875%, 04/15/23	641	669,845
MEG Energy Corp.144A @
7.000%, 03/31/24	465	416,175
6.500%, 01/15/25	110	110,000
Noble Holding International Ltd. 7.750%, 01/15/24	525	504,000
Pacific Exploration and Production Corp.^
10.000%, 11/02/21 144A @	475	533,781
10.000%, 11/02/21	172	193,285
Petrobras Global Finance BV
8.750%, 05/23/26	485	561,387
6.875%, 01/20/40	200	190,400
6.750%, 01/27/41	300	280,800

	Par (000)	Value†

Oil & Gas — (continued)
QEP Resources, Inc. 6.875%, 03/01/21	$425	$451,563
Range Resources Corp. 4.875%, 05/15/25	200	191,500
Rowan Cos, Inc. 7.375%, 06/15/25	355	356,775
Seven Generations Energy Ltd.144A @
6.750%, 05/01/23	500	522,500
6.875%, 06/30/23	150	156,750
SM Energy Co. 6.500%, 01/01/23	450	456,750
Sunoco LP
6.250%, 04/15/21	350	357,000
6.375%, 04/01/23	175	177,625
Transocean, Inc.
6.500%, 11/15/20	75	75,750
9.000%, 07/15/23 144A @	550	587,125
6.800%, 03/15/38	630	518,175
YPF S.A.144A @
8.500%, 03/23/21	100	109,569
8.750%, 04/04/24	250	277,125

		14,038,266

Oil & Gas Services — 0.6%
Archrock Partners LP
6.000%, 04/01/21	275	272,937
6.000%, 10/01/22	300	295,500
Exterran Energy Solutions LP 8.125%, 05/01/25 144A @	130	132,600
KCA Deutag UK Finance PLC 9.875%, 04/01/22 144A @	215	220,644
SESI LLC 7.125%, 12/15/21	175	177,188

		1,098,869

Packaging and Containers — 2.4%
ARD Finance S.A. PIK 7.125%, 09/15/23 144A @	825	849,750
Ardagh Packaging Finance PLC 7.250%, 05/15/24 144A @	725	775,750
BWAY Holding Co.144A @
5.500%, 04/15/24	315	317,561
7.250%, 04/15/25	330	330,000
Consolidated Container Co. LLC 10.125%, 07/15/20 144A @	375	386,250
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	100	114,750
Horizon Parent Holdings SARL 8.250%, 02/15/22 144A @	295	326,902
Pactiv LLC 7.950%, 12/15/25	175	189,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%, 10/15/20	225	231,471
7.000%, 07/15/24 144A @	275	294,422

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Packaging and Containers — (continued)
SIG Combibloc Holdings S.C.A. 7.750%, 02/15/23	$225	$255,932

		4,072,663

Pharmaceuticals — 1.1%
Capsugel S.A. PIK (Cash coupon 7.000%, PIK 7.75%) 7.000%, 05/15/19 144A @	310	309,225
DPx Holdings BV 7. 500%, 02/01/22 144A @	325	343,078
Endo Finance LLC 6.000%, 02/01/25 144A @	325	277,062
Valeant Pharmaceuticals International, Inc.144A @
6.750%, 08/15/18	10	10,013
7.000%, 10/01/20	125	113,750
6.375%, 10/15/20	370	334,850
7.500%, 07/15/21	70	61,338
6.750%, 08/15/21	90	77,625
6.500%, 03/15/22	410	421,787

		1,948,728

Pipelines — 2.9%
Antero Midstream Partners LP 5.375%, 09/15/24 144A @	235	238,525
Boardwalk Pipelines LP 5.950%, 06/01/26	130	143,958
Cheniere Corpus Christi Holdings LLC144A @
7.000%, 06/30/24	500	550,625
5.875%, 03/31/25	225	234,562
Crestwood Midstream Partners LP 6.250%, 04/01/23	500	518,750
DCP Midstream Operating, LP
9.750%, 03/15/19 144A @	125	140,313
8.125%, 08/16/30	75	88,125
6.450%, 11/03/36 144A @	150	159,000
5.850%, 05/21/43 144A @,•	105	95,813
Energy Transfer Equity LP
5.875%, 01/15/24	202	214,625
5.500%, 06/01/27	280	292,600
Gibson Energy, Inc. 6.750%, 07/15/21 144A @	108	112,860
NuStar Logistics LP 4.800%, 09/01/20	50	50,595
Rockies Express Pipeline LLC 6.000%, 01/15/19 144A @	100	104,250
SemGroup Corp. 6.375%, 03/15/25 144A @	335	329,137
Tallgrass Energy Partners LP 5.500%, 09/15/24 144A @	225	226,125
Targa Resources Partners LP
6.750%, 03/15/24	400	434,000
5.125%, 02/01/25 144A @	625	643,750
Targa Resources Partners LP/Tagra Resources Partners Finance Corp.
5.250%, 05/01/23	50	51,125
4.250%, 11/15/23	50	48,875
Tesoro Logistics LP
6.125%, 10/15/21	100	104,625

	Par (000)	Value†

Pipelines — (continued)
5.250%, 01/15/25	$225	$235,125

		5,017,363

Real Estate — 1.2%
Greystar Real Estate Partners LLC 8.250%, 12/01/22 144A @	300	323,625
Iron Mountain Canada Operations 5.375%, 09/15/23 144A @	275	212,477
MGM Growth Properties Operating Partnership LP 5.625%, 05/01/24	175	184,625
MPT Operating Partnership LP 6.375%, 03/01/24	250	268,750
The Howard Hughes Corp. 5.375%, 03/15/25 144A @	550	544,500
VEREIT Operating Partnership LP
4.125%, 06/01/21	150	153,536
4.875%, 06/01/26	330	343,612

		2,031,125

Retail — 2.1%
Ferrellgas Partners LP
8.625%, 06/15/20 144A @,^	155	148,413
6.500%, 05/01/21	240	228,000
6.750%, 01/15/22	65	61,425
6.750%, 06/15/23	100	94,000
Group 1 Automotive, Inc.
5.250%, 06/01/22	175	176,312
5.250%, 12/15/23 144A @	175	176,750
Jo-Ann Stores Holdings, Inc. PIK (Cash coupon 9.750%, PIK 10.500%) 9.750%, 10/15/19 144A @	425	411,187
Jo-Ann Stores LLC 8.125%, 03/15/19 144A @,^	133	132,668
KFC Holding Co. 5.250%, 06/01/26 144A @	250	254,375
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC 5.000%, 06/01/24 144A @	125	127,656
Kirk Beauty One GmbH 8.750%, 07/15/23 144A @	225	263,674
New Albertsons, Inc.
7.450%, 08/01/29	175	165,813
8.000%, 05/01/31	125	120,625
New Look Secured Issuer PLC 6.500%, 07/01/22 144A @	375	412,916
Penske Automotive Group, Inc. 5.750%, 10/01/22	200	207,000
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 144A @	175	174,562
Sonic Automotive, Inc. 5.000%, 05/15/23	200	194,376
Suburban Propane Partners LP 5.500%, 06/01/24	20	19,700
Yum! Brands, Inc.
6.875%, 11/15/37	70	72,100

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
5.350%, 11/01/43	$135	$117,450

		3,559,002

Semiconductors — 1.2%
Advanced Micro Devices, Inc.
7.500%, 08/15/22	75	83,063
7.000%, 07/01/24	825	878,625
Micron Technology, Inc. 5.250%, 08/01/23 144A @	250	256,250
Microsemi Corp. 9.125%, 04/15/23 144A @	375	430,781
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	425	450,500

		2,099,219

Software — 1.4%
Change Healthcare Holdings LLC 5.750%, 03/01/25 144A @	200	205,000
MSCI, Inc. 5.250%, 11/15/24 144A @	250	263,125
Rackspace Hosting, Inc. 8.625%, 11/15/24 144A @	150	158,055
RP Crown Parent LLC 7.375%, 10/15/24 144A @	150	156,375
SS&C Technologies Holdings, Inc. 5.875%, 07/15/23	200	211,624
Veritas US, Inc.144A @
7.500%, 02/01/23	600	633,000
10.500%, 02/01/24	800	846,000

		2,473,179

Telecommunications — 11.1%
Altice Financing S.A.144A @
6.625%, 02/15/23	350	364,350
7.500%, 05/15/26	525	557,812
Altice Finco S.A. 8.125%, 01/15/24 144A @	600	642,000
Altice Luxembourg S.A.144A @
7.750%, 05/15/22	1,250	1,326,562
7.625%, 02/15/25	1,050	1,109,719
CenturyLink, Inc. 7.500%, 04/01/24	650	687,173
Digicel Group Ltd. 8.250%, 09/30/20 144A @	980	842,212
Equinix, Inc.
5.375%, 01/01/22	275	289,438
5.750%, 01/01/25	150	158,625
5.375%, 05/15/27	250	258,125
First Data Corp.144A @
5.375%, 08/15/23	425	442,531
7.000%, 12/01/23	1,050	1,126,125
Frontier Communications Corp.
8.875%, 09/15/20	475	501,125
10.500%, 09/15/22	400	405,000
Hughes Satellite Systems Corp.
7.625%, 06/15/21	325	358,312
6.625%, 08/01/26 144A @	510	521,475

	Par (000)	Value†

Telecommunications — (continued)
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	$640	$583,200
9.500%, 09/30/22 144A @	250	294,063
8.000%, 02/15/24 144A @	625	662,500
Level 3 Communications, Inc. 5.750%, 12/01/22	175	181,125
Level 3 Financing, Inc.
5.625%, 02/01/23	150	155,250
5.375%, 05/01/25	175	178,063
5.250%, 03/15/26	125	125,625
OTE PLC 7.875%, 02/07/18	400	447,434
Sable International Finance Ltd. 6.875%, 08/01/22 144A @	450	475,875
Sprint Capital Corp. 8.750%, 03/15/32	430	517,075
Sprint Communications, Inc.
7.000%, 08/15/20	525	563,719
11.500%, 11/15/21	425	533,375
Sprint Corp. 7.250%, 09/15/21	525	566,737
T-Mobile US, Inc.
4.000%, 04/15/22	455	462,394
6.500%, 01/15/24	100	108,000
6.375%, 03/01/25	175	188,563
TBG Global Pte Ltd. 5.250%, 02/10/22	200	204,980
UPC Holding BV 6.750%, 03/15/23 144A @	200	229,745
VimpelCom Holdings BV 5.200%, 02/13/19 144A @	200	207,044
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	200	207,250
Virgin Media Secured Finance PLC
5.250%, 01/15/26 144A @	200	201,000
5.500%, 08/15/26 144A @	600	609,000
6.250%, 03/28/29	175	236,962
West Corp. 5.375%, 07/15/22 144A @	550	540,375
Wind Acquisition Finance S.A. 7.375%, 04/23/21 144A @	750	780,000

		18,849,938

Transportation — 0.5%
Park Aerospace Holdings Ltd.144A @
5.250%, 08/15/22	280	291,200
5.500%, 02/15/24	145	150,800
The Kenan Advantage Group, Inc. 7.875%, 07/31/23 144A @	175	178,938
Watco Cos. LLC 6.375%, 04/01/23 144A @	250	253,750

		874,688

TOTAL CORPORATE BONDS (Cost $129,767,818)		133,287,078

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS — 13.3%‡
Chemicals — 0.4%
Solenis International LP 7.804%, 07/31/22 •	$675	$666,144

Commercial Services — 0.5%
Laureate Education, Inc. 8.509%, 03/17/21 •	524	527,671
Nord Anglia Education Finance LLC 4.554%, 03/31/21 •	346	346,640

		874,311

Diversified Financial Services — 0.3%
National Financial Partners Corp. 4.500%, 01/08/24 •	274	277,055
Terra-Gen Finance Co., LLC 5.250%, 12/09/21 •	276	260,481

		537,536

Electric — 0.7%
Energy Future Intermediate Holding Co. LLC 4.304%, 06/30/17 •	875	873,539
Vistra Operations Co. LLC 4.193%, 12/14/23 •	100	99,825
Vistra Operations Co. LLC, Class B 3.531%, 08/04/23 •	223	222,810
Vistra Operations Co. LLC, Class C 3.531%, 08/04/23 •	51	50,944

		1,247,118

Electronics — 0.2%
Linxens France S.A. 4.500%, 10/14/22 •	346	345,625

Energy-Alternate Sources — 0.5%
Alliant Holdings I LLC 4.387%, 08/12/22	271	272,028
Fieldwood Energy LLC
3.875%, 10/01/18	85	81,175
8.000%, 08/31/20	50	47,094
8.375%, 09/30/20	340	242,250
Foresight Energy LLC 6.750%, 03/16/22	195	189,637

		832,184

Entertainment — 0.6%
Delta 2 (Lux) S.a.r.l.•
4.568%, 07/30/21	650	649,350
8.068%, 07/29/22	193	193,703
William Morris Endeavor Entertainment LLC 8.290%, 05/06/22	200	202,000

		1,045,053

Food — 0.2%
Hostess Brands LLC 4.000%, 08/03/22 •	272	274,265

	Par (000)	Value†

Healthcare — 0.3%
Life Time Fitness 4.000%, 06/10/22	$273	$272,758

Macdermid, Inc. 4.500%, 06/07/20	218	219,828

		492,586

Healthcare Services — 0.5%
Envision Healthcare Corp. 4.000%, 12/01/23 •	449	452,241
Inventiv Health, Inc. 4.804%, 11/09/23 •	324	324,862

		777,103

Insurance — 1.9%
Asurion LLC
4.031%, 07/08/20	55	55,220
8.500%, 03/03/21•	1,350	1,365,187
4.250%, 08/04/22•	622	624,504
4.750%, 11/03/23•	196	197,478
Lonestar Intermediate Super PIK 10.000%, 08/31/21 •	425	441,469
Sedgwick Claims Management Services, Inc. 6.750%, 02/28/22 •	375	374,062
USI, Inc. 4.250%, 12/27/19 •	165	165,384

		3,223,304

Internet — 1.4%
Ancestry.com, Inc.•
4.250%, 10/19/23	275	276,892
4.250%, 10/19/23	171	171,673
Go Daddy Operating Co. LLC 3.540%, 02/15/24	251	251,513
Match Group, Inc. 4.097%, 11/16/22 •	164	165,807
Rackspace Hosting, Inc. 4.535%, 11/03/23 •	349	351,258
Uber Technologies, Inc. 5.000%, 07/13/23 •	1,244	1,237,220

		2,454,363

Machinery — Diversified — 0.4%
Filtration Group, Inc. 4.304%, 11/23/20 •	494	497,362
Gardner Denver, Inc. Corp. 4.568%, 07/30/20 •	249	248,013

		745,375

Media — 0.5%
EIG Investors Corp.
6.532%, 11/09/19	239	239,617
6.042%, 02/09/23	129	130,200
iHeartCommunications, Inc. 7.530%, 01/30/19 •	525	449,967

		819,784

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Metal Fabricate/Hardware — 0.2%
Zekelman Industries, Inc. 4.906%, 06/14/21 •	$323	$327,128

Miscellaneous Manufacturing — 0.1%
Bway Corp. 4.410%, 03/22/24	170	169,470

Oil & Gas — 0.9%
California Resources Corp. 11.380%, 12/31/21 •	680	750,264
Fairmount Santrol, Inc. 4.500%, 09/05/19 •	381	372,513
Hercules Offshore, Inc. 10.500%, 05/06/20 ^,•,¤	443	350,214

		1,472,991

Oil & Gas Services — 0.8%
CGG Holding (U.S.), Inc. 6.500%, 05/15/19 •	967	925,723
Expro Holdings 5.750%, 09/02/21 •	595	466,680

		1,392,403

Packaging and Containers — 0.1%
Flex Acquisition Co., Inc. 4.250%, 12/29/23 •	100	100,531
Tricorbraun, Inc. 4.750%, 11/30/23 •	125	125,776

		226,307

Real Estate Investment Trusts — 0.2%
Brickman Group Ltd. 4.001%, 12/18/20 •	323	323,957

Retail — 1.1%
Academy Ltd. 5.055%, 07/01/22	811	596,827
Jo-Ann Stores, Inc. 6.256%, 10/20/23 •	509	498,015
Serta Simmons•
4.538%, 11/08/23	500	501,250
9.038%, 11/08/24	350	351,166

		1,947,258

Software — 1.2%
Change Healthcare Holdings 3.750%, 03/01/24	235	235,294
Kronos, Inc. 5.034%, 11/01/23 •	424	426,104
SolarWinds Holdings, Inc. 4.500%, 02/03/23 •	372	372,006
Veritas US, Inc. 6.630%, 01/27/23 •	968	959,056

		1,992,460

	Par (000)	Value†

Telecommunications — 0.1%
Cyxtera Technologies, Inc. 4.000%, 03/14/24	$110	$110,550

Transportation — 0.2%
Navistar, Inc. 5.000%, 08/07/20	289	291,932

TOTAL LOAN AGREEMENTS‡ (Cost $22,330,781)		22,589,207

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 6.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	1,169,160	1,169,160
T. Rowe Price Investment, Ltd.	9,243,355	9,243,355

TOTAL SHORT-TERM INVESTMENTS (Cost $10,412,515)		10,412,515

TOTAL INVESTMENTS — 99.9% (Cost $165,423,564)(a)		$169,796,304

Other Assets & Liabilities — 0.1%		150,713

TOTAL NET ASSETS — 100.0%		$169,947,017

†	See Security Valuation Note.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2017. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
*	Non-income producing security.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
^	Illiquid security. The total market value of illiquid securities at March 31, 2017 is $2,086,557.
•	Variable Rate Security.
¤	Defaulted Security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $442,439.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

(a)	At March 31, 2017, the cost for Federal income tax purposes was $165,433,087. Net unrealized appreciation was $4,363,217. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,396,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,032,972.

CONV — Convertible Security.

LLC — Limited Liability Company.

LP — Limited Partnership.

PIK — Payment in Kind Security.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2017 ††
United States	75%
Luxembourg	6
Canada	4
United Kingdom	4
Netherlands	3
Cote D’Ivoire (Ivory Coast)	1
Germany	1
Other	6

Total	100%

††%	of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Electric	$339,854	$339,854	$—	$—
Entertainment	26,352	—	—	26,352
Media	498,315	498,315	—	—
Oil & Gas	646,281	230,194	416,087	—
Real Estate	196,394	196,394	—	—
Telecommunications	607,146	607,146	—	—
REAL ESTATE INVESTMENT TRUSTS	38	38	—	—
PREFERRED STOCKS	1,094,242	1,094,242	—	—
ASSET BACKED SECURITIES	98,882	—	98,882	—
CORPORATE BONDS	133,287,078	—	133,287,078	—
LOAN AGREEMENTS	22,589,207	—	22,589,207	—
SHORT-TERM INVESTMENTS	10,412,515	10,412,515	—	—
TOTAL INVESTMENTS	$169,796,304,	$13,378,698	$156,391,254	$26,352

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2016	$26,352
Purchases	—
Sales	—
Maturities	—
Change in Appreciation/(Depreciation)	—

Balance as of 3/31/2017	$26,352

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.3%
Continental Airlines 2009-2 Class A, Pass Through Trust 7.250%, 11/10/19	$551	$611,309
Continental Airlines 2012-1 Class A, Pass Through Trust 4.150%, 04/11/24	1,829	1,902,465
Continental Airlines 2012-1 Class B, Pass Through Trust 6.250%, 04/11/20	300	315,051
DB Master Finance LLC 2015-1A A21 3.262%, 02/20/45 144A @	1,436	1,443,240
Taco Bell Funding LLC 2016-1A A21 3.832%, 05/25/46 144A @	3,587	3,636,170
Wendys Funding LLC 2015-1A A21 3.371%, 06/15/45 144A @	2,285	2,295,813
TOTAL ASSET BACKED SECURITIES (Cost $9,996,092)		10,204,048

	Number of Shares	Value†
COMMON STOCKS — 59.7%
Aerospace & Defense — 0.4%
The Boeing Co.	80,800	14,290,288

Agriculture — 3.7%
Altria Group, Inc.	358,391	25,596,285
British American Tobacco PLC	424,710	28,202,256
Philip Morris International, Inc.	712,800	80,475,120

		134,273,661

Auto Parts & Equipment — 0.6%
Adient PLC	320,137	23,264,356

Banks — 3.9%
State Street Corp.	239,997	19,106,161
The Bank of New York Mellon Corp.	1,555,391	73,461,117
The PNC Financial Services Group, Inc.	107,700	12,949,848
Wells Fargo & Co.	636,000	35,399,760

		140,916,886

Beverages — 2.2%
Dr. Pepper Snapple Group, Inc.	510,023	49,941,452
PepsiCo, Inc.	278,129	31,111,510

		81,052,962

Biotechnology — 0.4%
Biogen, Inc.*	58,444	15,979,759
Bioverativ, Inc.*	6,455	351,539

		16,331,298

Building Materials — 1.0%
Johnson Controls International PLC	873,876	36,807,657

Commercial Services — 3.0%
Aramark	1,045,600	38,551,272
Equifax, Inc.	68,000	9,298,320
IHS Markit Ltd.*	306,464	12,856,165
Mastercard, Inc., Class A	291,571	32,792,990

	Number of Shares	Value†

Commercial Services — (continued)
RELX PLC	816,154	$15,992,794

		109,491,541

Computers — 0.6%
Apple, Inc.	146,300	21,017,458

Diversified Financial Services — 2.1%
Visa, Inc., Class A	862,900	76,685,923

Electric — 2.4%
DTE Energy Co.	87,900	8,975,469
PG&E Corp.	1,200,084	79,637,574

		88,613,043

Electronics — 3.3%
Fortive Corp.	290,335	17,483,974
PerkinElmer, Inc.	898,799	52,184,270
Thermo Fisher Scientific, Inc.	344,030	52,843,008

		122,511,252

Food — 1.8%
Mondelez International, Inc., Class A	741,839	31,958,424
The Kraft Heinz Co.	256,069	23,253,626
Tyson Foods, Inc., Class A	167,460	10,333,957

		65,546,007

Healthcare Products — 1.6%
Becton Dickinson & Co.	313,017	57,419,839

Healthcare Services — 4.1%
Aetna, Inc.	246,253	31,409,570
Anthem, Inc.	157,100	25,981,198
Cigna Corp.	204,460	29,951,345
Humana, Inc.	106,919	22,040,283
UnitedHealth Group, Inc.	248,200	40,707,282

		150,089,678

Insurance — 3.2%
Marsh & McLennan Cos., Inc.	1,279,500	94,542,255
Willis Towers Watson PLC	170,579	22,327,085

		116,869,340

Internet — 3.9%
Alphabet, Inc., Class A*	8,700	7,375,860
Alphabet, Inc., Class C*	84,559	70,146,764
Amazon.com, Inc.*	74,839	66,347,767

		143,870,391

Machinery — Diversified — 0.7%
IDEX Corp.	5,600	523,656
Roper Technologies, Inc.	118,374	24,443,047

		24,966,703

Media — 0.5%
Liberty Global PLC*	492,232	17,247,809

Miscellaneous Manufacturing — 2.0%
Danaher Corp.	660,427	56,486,321

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — (continued)
Pentair PLC	261,864	$16,439,822

		72,926,143

Oil & Gas — 1.6%
Canadian Natural Resources Ltd.	1,100,800	36,095,232
TOTAL S.A.	470,701	23,809,246

		59,904,478

Packaging and Containers — 0.3%
Ball Corp.	165,779	12,310,749

Pharmaceuticals — 3.8%
Abbott Laboratories	1,411,702	62,693,686
GlaxoSmithKline PLC	468,633	9,743,738
Perrigo Co. PLC	230,200	15,282,978
Zoetis, Inc.	952,772	50,849,442

		138,569,844

Retail — 6.8%
AutoZone, Inc.*	42,669	30,851,820
CVS Health Corp.	191,800	15,056,300
Lowe’s Cos., Inc.	556,200	45,725,202
O’Reilly Automotive, Inc.*	195,962	52,878,386
The Home Depot, Inc.	271,921	39,926,160
Walgreens Boots Alliance, Inc.	330,513	27,449,105
Yum! Brands, Inc.	573,593	36,652,593

		248,539,566

Software — 5.1%
Fidelity National Information Services, Inc.	182,100	14,498,802
Fiserv, Inc.*	699,191	80,623,714
Intuit, Inc.	158,284	18,359,361
Microsoft Corp.	1,114,200	73,381,212

		186,863,089

Telecommunications — 0.7%
SBA Communications Corp.*	204,900	24,663,813

TOTAL COMMON STOCKS (Cost $1,829,494,154)		2,185,043,774

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Diversified — 0.5%
American Tower Corp. (Cost $13,856,282)	139,700	16,979,138

PREFERRED STOCKS — 2.2%
Banks — 0.5%
State Street Corp.	86,000	2,256,640
State Street Corp.•	50,000	1,316,500
U.S. Bancorp, Series F•	71,000	2,034,860
U.S. Bancorp, Series G•	90,000	2,250,000

	Number of Shares	Value†

Banks — (continued)
Wells Fargo & Co.	6,301	$7,813,240

		15,671,240

Diversified — 0.5%
American Tower Corp.	172,318	19,247,921

Diversified Financial Services — 0.1%
The Charles Schwab Corp.	150,000	4,002,000
The Charles Schwab Corp.	12,000	316,080

		4,318,080

Electric — 1.1%
DTE Energy Co.	267,708	14,383,951
NextEra Energy, Inc.	140,686	7,174,986
SCE Trust I	83,775	2,114,481
SCE Trust II	14,730	364,567
SCE Trust III•	161,355	4,388,856
SCE Trust IV•	340,000	9,163,000
SCE Trust V•	100,000	2,708,000

		40,297,841

TOTAL PREFERRED STOCKS (Cost $74,136,555)		79,535,082

	Par (000)	Value†
CORPORATE BONDS — 21.8%
Advertising — 0.0%
Lamar Media Corp. 5.875%, 02/01/22	1,450	1,498,285

Aerospace & Defense — 0.1%
Harris Corp. 1.999%, 04/27/18	1,080	1,081,414
Moog, Inc. 5.250%, 12/01/22 144A @	650	666,250

		1,747,664

Agriculture — 0.3%
Philip Morris International, Inc.
1.472%, 02/21/20•	2,285	2,295,593
2.000%, 02/21/20	3,420	3,411,467
2.625%, 02/18/22	4,270	4,267,118

		9,974,178

Airlines — 0.1%
Delta Air Lines 2009-1, Class A, Pass Through Trust 7.750%, 12/17/19	341	376,164
Delta Air Lines 2011-1, Class A , Pass Through Trust 5.300%, 04/15/19	372	394,289
U.S. Airways 2010-1 Class A, Pass Through Trust 6.250%, 04/22/23	1,593	1,736,333
U.S. Airways 2010-1 Class B, Pass Through Trust 8.500%, 04/22/17 ^	126	126,650

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Airlines — (continued)
U.S. Airways 2012-2 Class A, Pass Through Trust 4.625%, 06/03/25	$226	$237,391
U.S. Airways 2012-2 Class B, Pass Through Trust 6.750%, 06/03/21 ^	448	485,309
U.S. Airways 2013-1 Class A, Pass Through Trust 3.950%, 11/15/25	4	4,290
U.S. Airways 2013-1 Class B, Pass Through Trust 5.375%, 11/15/21	4	4,548

		3,364,974

Banks — 0.9%
The PNC Financial Services Group, Inc. 5.000%, 12/29/49 •	7,085	7,049,575
JPMorgan Chase & Co. 5.300%, 12/29/49 •	10,255	10,626,744
Regions Bank/Birmingham AL 7.500%, 05/15/18	75	79,409
State Street Corp. 5.250%, 12/29/49 •	4,360	4,567,100
Synovus Financial Corp. 5.125%, 06/15/17	32	32,200
The Bank of New York Mellon Corp.•
4.625%, 12/29/49	3,175	3,048,000
4.950%, 12/29/49	5,800	5,983,060
U.S. Bancorp 5.300%, 04/15/49 •	3,010	3,066,437

		34,452,525

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/19	2,995	2,999,343
2.290%, 02/01/21•	3,820	3,934,947
2.650%, 02/01/21	1,690	1,702,709
3.300%, 02/01/23	2,175	2,213,739
PepsiCo, Inc. 1.250%, 04/30/18	1,635	1,634,101

		12,484,839

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	746,939

Chemicals — 0.2%
Cytec Industries, Inc. 3.950%, 05/01/25	3,680	3,700,822
Ecolab, Inc. 2.000%, 01/14/19	2,330	2,345,585

		6,046,407

Commercial Services — 0.7%
Aramark Services, Inc. 5.000%, 04/01/25 144A @	10,960	11,288,800
IHS Markit Ltd. 5.000%, 11/01/22 144A @	4,300	4,504,250

	Par (000)	Value†

Commercial Services — (continued)
Iron Mountain, Inc.
6.000%, 08/15/23	$1,100	$1,157,750
5.750%, 08/15/24	6,335	6,461,700
Service Corp. International 5.375%, 05/15/24	3,600	3,745,260

		27,157,760

Diversified Financial Services — 1.3%
American Honda Finance Corp. 0.950%, 05/05/17	2,200	2,199,415
Caterpillar Financial Services Corp.
1.250%, 11/06/17	1,645	1,644,455
2.250%, 12/01/19	1,155	1,163,997
Ford Motor Credit Co. LLC
6.625%, 08/15/17	1,675	1,705,549
1.626%, 09/08/17•	4,325	4,327,924
1.670%, 12/06/17•	6,325	6,329,548
1.724%, 12/06/17	2,150	2,149,972
2.145%, 01/09/18	3,360	3,368,538
5.000%, 05/15/18	1,800	1,859,713
2.375%, 03/12/19	4,275	4,289,933
2.597%, 11/04/19	5,350	5,378,970
National Rural Utilities Cooperative Finance Corp. 0.950%, 04/24/17	1,050	1,049,900
Visa, Inc. 1.200%, 12/14/17	11,030	11,019,665

		46,487,579

Electric — 0.8%
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,569,071
CMS Energy Corp. 8.750%, 06/15/19	415	473,866
Dominion Resources Inc., STEP 2.962%, 07/01/19	350	354,973
DTE Energy Co. 3.800%, 03/15/27	8,575	8,695,856
Edison International 2.125%, 04/15/20	4,300	4,304,936
Pacific Gas & Electric Co. 3.300%, 03/15/27	4,300	4,322,498
The Southern Co.
1.550%, 07/01/18	3,795	3,780,450
1.850%, 07/01/19	1,770	1,760,375
Virginia Electric & Power Co.
3.150%, 01/15/26	1,525	1,516,542
3.500%, 03/15/27	3,010	3,071,886

		30,850,453

Electronics — 0.1%
Amphenol Corp.
1.550%, 09/15/17	920	920,029
2.200%, 04/01/20	2,585	2,583,374
3.200%, 04/01/24	1,290	1,291,757

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — (continued)
Fortive Corp. 1.800%, 06/15/19 144A @	$345	$342,853

		5,138,013

Engineering & Construction — 0.7%
SBA Communications Corp.
4.875%, 07/15/22	9,335	9,475,025
4.875%, 09/01/24 144A @	14,325	14,143,072

		23,618,097

Entertainment — 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.250%, 03/15/21	6,100	6,252,500
5.375%, 06/01/24	3,080	3,157,000
Six Flags Entertainment Corp. 5.250%, 01/15/21 144A @	15,158	15,585,456

		24,994,956

Food — 0.1%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,543,937
The Kroger Co. 2.000%, 01/15/19	1,330	1,332,538
TreeHouse Foods, Inc. 6.000%, 02/15/24 144A @	600	628,500

		4,504,975

Gas — 0.1%
Southern California Gas Co. 3.200%, 06/15/25	3,625	3,681,876

Healthcare Products — 0.8%
Becton Dickinson and Co.
1.800%, 12/15/17	2,775	2,777,070
2.675%, 12/15/19	1,895	1,921,990
Hologic, Inc. 5.250%, 07/15/22	10,776	11,301,330
Medtronic Global Holdings SCA
1.700%, 03/28/19	4,300	4,298,852
3.350%, 04/01/27	2,465	2,482,524
Medtronic, Inc.
1.500%, 03/15/18	4,025	4,025,994
2.500%, 03/15/20	2,845	2,886,005
Teleflex, Inc. 4.875%, 06/01/26	900	904,500

		30,598,265

Healthcare Services — 2.9%
Centene Corp.
5.625%, 02/15/21	11,610	12,151,026
4.750%, 05/15/22	4,565	4,690,538
6.125%, 02/15/24	7,515	8,069,231
4.750%, 01/15/25	4,275	4,299,068
DaVita, Inc. 5.750%, 08/15/22	20,640	21,362,400
Fresenius Medical Care U.S. Finance II, Inc.144A @
5.625%, 07/31/19	8,075	8,539,312
5.875%, 01/31/22	5,400	5,845,500

	Par (000)	Value†

Healthcare Services — (continued)
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	$1,125	$1,217,813
HCA, Inc.
8.000%, 10/01/18	8,669	9,384,192
3.750%, 03/15/19	1,725	1,763,813
4.250%, 10/15/19	3,781	3,913,335
6.500%, 02/15/20	18,920	20,705,670
UnitedHealth Group, Inc. 1.400%, 12/15/17	1,545	1,545,012
Universal Health Services, Inc. 3.750%, 08/01/19 144A @	520	526,500
WellCare Health Plans, Inc. 5.750%, 11/15/20	2,875	2,958,375

		106,971,785

Household Products & Wares — 0.1%
Spectrum Brands, Inc.
6.625%, 11/15/22	2,711	2,856,716
6.125%, 12/15/24	1,500	1,586,250

		4,442,966

Insurance — 0.5%
HUB International Ltd.144A @
9.250%, 02/15/21	2,200	2,269,960
7.875%, 10/01/21	11,201	11,677,043
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,210,231
2.750%, 01/30/22	1,705	1,714,611
3.300%, 03/14/23	525	534,761
Trinity Acquisition PLC 4.400%, 03/15/26	2,400	2,460,048

		19,866,654

Internet — 0.2%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,237,531
Netflix, Inc. 4.375%, 11/15/26 144A @	1,525	1,498,312

		5,735,843

Lodging — 0.0%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24 144A @	1,350	1,333,125

Machinery — Diversified — 0.3%
CNH Industrial Capital LLC
3.625%, 04/15/18	5,700	5,764,125
3.875%, 07/16/18	1,725	1,755,187
Welbilt, Inc. 9.500%, 02/15/24	425	489,813
Xylem, Inc.
4.875%, 10/01/21	415	450,549
3.250%, 11/01/26	640	631,975

		9,091,649

Media — 2.4%
Altice US Finance I Corp. 5.375%, 07/15/23 144A @	1,169	1,205,531

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	$1,900	$1,952,250
5.250%, 09/30/22	7,165	7,433,687
5.125%, 02/15/23	5,100	5,240,250
5.125%, 05/01/23 144A @	1,200	1,236,000
5.750%, 09/01/23	3,600	3,744,000
5.750%, 01/15/24	4,225	4,394,000
5.875%, 04/01/24 144A @	2,575	2,716,625
Cequel Communications Holdings I LLC/ Cequel Capital Corp. 6.375%, 09/15/20 144A @	7,350	7,570,500
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 07/23/20	2,225	2,288,720
Cox Communications, Inc. 6.250%, 06/01/18 144A @	90	94,195
DISH DBS Corp.
4.625%, 07/15/17	5,200	5,232,500
4.250%, 04/01/18	850	864,085
Sirius XM Radio, Inc.144A @
4.250%, 05/15/20	300	302,625
5.750%, 08/01/21	2,800	2,909,200
6.000%, 07/15/24	6,280	6,727,450
Time Warner Cable LLC
5.850%, 05/01/17	1,760	1,765,405
6.750%, 07/01/18	3,975	4,203,292
Unitymedia GmbH 6.125%, 01/15/25 144A @	6,225	6,551,813
Unitymedia Hessen GmbH & Co. KG 5.500%, 01/15/23 144A @	14,070	14,631,252
Ziggo Secured Finance BV 5.500%, 01/15/27 144A @	7,925	7,924,207

		88,987,587

Oil & Gas — 1.4%
Canadian Natural Resources Ltd. 1.750%, 01/15/18	1,000	999,791
Chevron Corp. 1.365%, 03/02/18	4,400	4,397,457
Concho Resources, Inc.
5.500%, 10/01/22	4,150	4,290,062
5.500%, 04/01/23	11,900	12,316,500
Diamondback Energy, Inc. 4.750%, 11/01/24 144A @	1,200	1,207,080
EQT Corp.
6.500%, 04/01/18	1,620	1,690,878
8.125%, 06/01/19	1,754	1,958,308
Matador Resources Co. 6.875%, 04/15/23	3,300	3,448,500
Range Resources Corp.
5.000%, 08/15/22 144A @	2,475	2,450,250
5.000%, 03/15/23 144A @	6,175	6,082,375
4.875%, 05/15/25	4,100	3,925,750
Shell International Finance BV 1.484%, 05/11/20 •	6,720	6,762,618

		49,529,569

	Par (000)	Value†

Packaging and Containers — 0.5%
Reynolds Group Issuer, Inc.
6.875%, 02/15/21	$681	$699,257
4.523%, 07/15/21 144A @,•	4,875	4,987,759
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%, 10/15/20	10,400	10,699,104
5.125%, 07/15/23 144A @	370	380,175

		16,766,295

Pharmaceuticals — 0.4%
Eli Lilly & Co. 1.250%, 03/01/18	2,200	2,197,426
Grifols Worldwide Operations Ltd. 5.250%, 04/01/22	2,750	2,854,500
Johnson & Johnson 1.125%, 11/21/17	1,360	1,358,539
Pfizer, Inc. 1.200%, 06/01/18	8,525	8,514,242

		14,924,707

Pipelines — 0.2%
Enbridge Energy Partners LP 6.500%, 04/15/18	120	125,422
ONEOK Partners LP 2.000%, 10/01/17	830	830,973
Targa Resources Partners LP/Tagra Resources Partners Finance Corp.
4.125%, 11/15/19	1,760	1,788,600
5.250%, 05/01/23	2,775	2,837,438
4.250%, 11/15/23	3,325	3,250,187

		8,832,620

Real Estate — 0.5%
American Tower Corp. 3.300%, 02/15/21	3,575	3,625,182
CBRE Services, Inc. 5.000%, 03/15/23	2,100	2,184,307
Iron Mountain, Inc.144A @
6.000%, 10/01/20	8,750	9,165,625
4.375%, 06/01/21	2,940	3,020,850

		17,995,964

Retail — 1.5%
AutoZone, Inc.
1.625%, 04/21/19	365	361,368
2.500%, 04/15/21	1,915	1,897,039
Dollar Tree, Inc. 5.750%, 03/01/23	6,550	6,975,750
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America LLC 5.000%, 06/01/24 144A @	1,300	1,327,625
L Brands, Inc.
8.500%, 06/15/19	6,784	7,564,160
7.000%, 05/01/20	1,726	1,894,285
6.625%, 04/01/21	8,221	8,969,933
McDonald’s Corp. 2.100%, 12/07/18	505	508,081
Rite Aid Corp. 6.750%, 06/15/21	1,400	1,406,125

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
Walgreens Boots Alliance, Inc. 1.750%, 05/30/18	$2,545	$2,548,097
Yum! Brands, Inc.
6.250%, 03/15/18	2,045	2,117,413
5.300%, 09/15/19	1,805	1,904,275
3.875%, 11/01/20	2,775	2,837,438
3.750%, 11/01/21	8,965	9,054,650
3.875%, 11/01/23	3,645	3,562,988

		52,929,227

Semiconductors — 0.6%
NXP BV/NXP Funding LLC144A @
3.750%, 06/01/18	22,510	22,960,200
4.125%, 06/15/20	450	467,438

		23,427,638

Software — 1.2%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,233,555
Microsoft Corp. 3.300%, 02/06/27	31,805	32,293,111
MSCI, Inc.144A @
5.250%, 11/15/24	2,944	3,098,560
5.750%, 08/15/25	2,814	2,989,875

		43,615,101

Telecommunications — 1.8%
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,444,206
5.250%, 01/15/23	13,865	15,130,015
Level 3 Financing, Inc.
5.375%, 08/15/22	3,500	3,618,125
5.625%, 02/01/23	2,975	3,079,125
T-Mobile USA, Inc. 6.542%, 04/28/20	13,000	13,260,000
UPC Holding BV 6.375%, 09/15/22 144A @	4,975	5,573,987
Verizon Communications, Inc.
2.137%, 03/16/22•	4,300	4,339,113
3.125%, 03/16/22	4,300	4,323,134
Virgin Media Finance PLC 6.000%, 10/15/24 144A @	3,125	3,238,281
Virgin Media Secured Finance PLC 5.250%, 01/15/26 144A @	3,450	3,467,250

		64,473,236

Transportation — 0.1%
Burlington Northern Santa Fe LLC 3.250%, 06/15/27	2,995	3,017,337

TOTAL CORPORATE BONDS (Cost $790,200,629)		799,289,088

LOAN AGREEMENTS — 1.7%‡
Beverages — 0.1%
De Master Blenders
3.000%, 07/02/22	298	320,486

	Par (000)	Value†

Beverages — (continued)
3.500%, 07/02/22	$4,789	$4,819,038

		5,139,524

Entertainment — 0.0%
Kasima LLC 3.632%, 05/17/21	365	366,872

Food — 0.2%
Chobani LLC
5.250%, 10/09/23	1,520	1,532,662
5.250%, 10/09/23	5,337	5,381,079

		6,913,741

Healthcare Services — 0.3%
DaVita, Inc. 3.732%, 06/24/21	9,316	9,414,577

Insurance — 0.6%
Hub International Ltd. 4.035%, 10/25/18	21,039	21,141,336

Machinery—Diversified — 0.1%
Welbit, Inc. 4.000%, 03/03/23	5,013	5,057,329

Media — 0.1%
Charter Communications Operating
2.990%, 07/01/20	3,035	3,041,767
2.990%, 01/03/21	1,427	1,430,329

		4,472,096

Pharmaceuticals — 0.0%
Prestige Brands Holdings, Inc. 3.531%, 01/26/24	431	434,557

Retail — 0.0%
Dollar Tree, Inc. 4.250%, 07/06/22	250	251,875

Software — 0.3%
Change Healthcare Holdings 3.750%, 03/01/24	9,100	9,111,375
Fiserv, Inc. 2.300%, 10/25/18	690	686,550

		9,797,925

TOTAL LOAN AGREEMENTS (Cost $62,057,935)		62,989,832

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 14.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	12,542,757	12,542,757
T. Rowe Price Investment, Ltd.	512,931,752	512,931,752

TOTAL SHORT-TERM INVESTMENTS (Cost $525,474,509)		525,474,509

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLE MANAGE FUND

TOTAL INVESTMENTS — 100.5% (Cost $3,305,216,156)(a)		$3,679,515,471

Other Assets & Liabilities — (0.5)%		(19,298,544)

TOTAL NET ASSETS — 100.0%		$3,660,216,927

	Number of Contracts	Value†
WRITTEN OPTIONS
Call Options
Alphabet Inc., $880.00, 01/19/2018	$(116)	$(419,920)
Alphabet Inc., $900.00, 01/19/2018	(192)	(543,360)
Alphabet Inc., $920.00, 01/19/2018	(186)	(418,500)
Alphabet Inc., $940.00, 01/19/2018	(168)	(287,280)
Amazon.com $1000.00 01/19/2018	(105)	(387,450)
Amazon.com $950.00 01/19/2018	(174)	(922,548)
American Tower Corp., $115.00, 01/19/2018	(337)	(363,286)
American Tower Corp., $120.00, 01/19/2018	(337)	(283,417)
Biogen, Inc., $350.00 01/19/2018	(129)	(148,350)
CVS Health Corp., $90.00, 01/19/2018	(1,747)	(146,748)
Danaher Corp., $90.00 01/19/2018	(1,974)	(647,472)
Fidelity National Information., $85.00 04/21/2017	(145)	(1,450)
Google $840.00 01/19/2018	(40)	(220,000)
Google $860.00 01/19/2018	(40)	(180,000)
Mastercard, Inc,. $120.00 01/19/2018	(55)	(24,750)
Mastercard, Inc,. $125.00 01/19/2018	(26)	(7,410)
Mastercard, Inc,. $130.00 01/19/2018	(1)	(173)
PNC Financial Services., $135.00 01/19/2018	(724)	(257,020)
The Boeing Co., $175.00 01/19/2018	(808)	(997,880)
UnitedHealth Group, Inc., $180.00 01/19/2018	(892)	(388,020)
Visa, Inc., $90.00 01/19/2018	(1,611)	(974,655)
Visa, Inc., $95.00, 01/19/2017	(2,485)	(946,785)
Wells fargo & Co,. $65.00 01/19/2018	(1,605)	(147,660)
Zoetis, Inc., $60.00 01/19/2018	(2,429)	(376,495)
Zoetis, Inc., $62.50 01/19/2018	(789)	(78,900)

TOTAL WRITTEN OPTIONS (Premiums $(8,345,641))		(9,169,529)

†	See Security Valuation Note.
*	Non-income producing security.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.
•	Variable Rate Security.
^	Illiquid security. The total market value of illiquid securities at March 31, 2017 is $611,959.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2017. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $3,310,969,186. Net unrealized appreciation was $368,546,285. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $380,675,069 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $12,128,784.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

STEP — Step Coupon Bond.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 03/31/2017 ††
United States	91%
United Kingdom	3
Ireland	2
Canada	1
France	1
Germany	1
Netherlands	1

Total	100%

††%	of total investments as of March 31, 2017

PENN SERIES FUNDS, INC.

FLEXIBLE MANAGE FUND

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
ASSET BACKED SECURITIES	$10,204,048	$—	$10,204,048	$—
COMMON STOCKS	2,185,043,774	2,185,043,774	—	—
REAL ESTATE INVESTMENT TRUSTS	16,979,138	16,979,138	—	—
PREFERRED STOCKS	79,535,082	79,535,082	—	—
CORPORATE BONDS	799,289,088	—	799,289,088	—
LOAN AGREEMENTS	62,989,832	—	62,989,832	—
SHORT-TERM INVESTMENTS	525,474,509	525,474,509	—	—

TOTAL INVESTMENTS	$3,679,515,471	$2,807,032,503	$872,482,968	$—

LIABILITIES TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
WRITTEN OPTIONS	$(9,169,529)	$—	$(9,169,529)	$—

TOTAL LIABILITIES	$(9,169,529)	$—	$(9,169,529)	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $28,648,314 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

BALANCED FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.8%
Penn Series Index 500 Fund* (Cost $20,313,490)	2,495,125	$47,606,986

AFFILIATED FIXED INCOME FUNDS — 39.8%
Penn Series Quality Bond Fund* (Cost $26,051,623)	2,231,926	31,737,991

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $239,341)	239,341	239,341

TOTAL INVESTMENTS — 99.9% (Cost $46,604,454)(a)		$79,584,318

Other Assets & Liabilities — 0.1%		111,137

TOTAL NET ASSETS — 100.0%		$79,695,455

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $49,436,421. Net unrealized appreciation was $30,147,897. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,979,864 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,831,967.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$47,606,986	$47,606,986	$—	$—
AFFILIATED FIXED INCOME FUNDS	31,737,991	31,737,991	—	—
SHORT-TERM INVESTMENTS	239,341	239,341	—	—

TOTAL INVESTMENTS	$79,584,318	$79,584,318	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — 95.1%
Aerospace & Defense — 1.5%
The Boeing Co.	23,100	$4,085,466

Agriculture — 1.6%
Philip Morris International, Inc.	39,900	4,504,710

Airlines — 0.7%
American Airlines Group, Inc.	47,700	2,017,710

Auto Manufacturers — 2.4%
Ferrari N.V.	31,963	2,376,769
Tesla Motors, Inc.*	15,643	4,353,447

		6,730,216

Auto Parts & Equipment — 0.8%
Delphi Automotive PLC	26,600	2,141,034

Banks — 3.3%
First Republic Bank	16,077	1,508,183
JPMorgan Chase & Co.	25,500	2,239,920
Morgan Stanley	79,600	3,410,064
State Street Corp.	24,200	1,926,562

		9,084,729

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.*	26,400	3,200,736
Biogen, Inc.*	9,832	2,688,265
Celgene Corp.*	13,200	1,642,476
Illumina, Inc.*	8,131	1,387,474
Vertex Pharmaceuticals, Inc.*	25,726	2,813,138

		11,732,089

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	2,735	166,425

Chemicals — 0.3%
Ashland Global Holdings, Inc.	5,900	730,479

Commercial Services — 5.1%
Equifax, Inc.	13,918	1,903,147
IHS Markit Ltd.*	24,152	1,013,177
Mastercard, Inc., Class A	51,700	5,814,699
PayPal Holdings, Inc.*	126,455	5,440,094

		14,171,117

Computers — 5.7%
Apple, Inc.	110,400	15,860,064

Diversified Financial Services — 5.7%
Intercontinental Exchange, Inc.	51,800	3,101,266
TD Ameritrade Holding Corp.	41,983	1,631,460
The Charles Schwab Corp.	52,500	2,142,525
Visa, Inc., Class A	102,500	9,109,175

		15,984,426

Electric — 0.8%
NextEra Energy, Inc.	18,100	2,323,497

	Number of Shares	Value†

Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	6,747	$1,376,388

Electronics — 1.3%
Fortive Corp.	17,800	1,071,916
Honeywell International, Inc.	19,900	2,484,913

		3,556,829

Food — 0.6%
Mondelez International, Inc., Class A	36,800	1,585,344

Healthcare Products — 2.7%
Intuitive Surgical, Inc.*	5,760	4,414,867
Stryker Corp.	24,700	3,251,755

		7,666,622

Healthcare Services — 5.4%
Aetna, Inc.	13,223	1,686,594
Anthem, Inc.	6,900	1,141,122
Centene Corp.*	9,635	686,590
Cigna Corp.	15,333	2,246,131
HCA Holdings, Inc.*	21,061	1,874,218
Humana, Inc.	15,311	3,156,210
UnitedHealth Group, Inc.	26,500	4,346,265

		15,137,130

Internet — 27.5%
	0	0
Alibaba Group Holding Ltd. ADR*	37,900	4,086,757
Alphabet, Inc., Class A*	11,700	9,919,260
Alphabet, Inc., Class C*	10,040	8,328,783
Amazon.com, Inc.*	23,230	20,594,324
Ctrip.com International Ltd. ADR*	28,900	1,420,435
Facebook, Inc., Class A*	86,927	12,347,980
MercadoLibre, Inc.	6,200	1,311,114
Netflix, Inc.*	2,747	406,034
Snap, Inc., Class A*^	28,385	639,514
Tencent Holdings Ltd.	124,500	3,569,272
The Priceline Group, Inc.*	7,200	12,815,784
VeriSign, Inc.*	16,936	1,475,295

		76,914,552

Lodging — 1.4%
Hilton Grand Vacations, Inc.*	4,960	142,154
Hilton Worldwide Holdings, Inc.	11,933	697,603
Marriott International, Inc., Class A	20,339	1,915,527
MGM Resorts International	45,890	1,257,386

		4,012,670

Machinery - Diversified — 1.1%
Roper Technologies, Inc.	13,223	2,730,417
Wabtec Corp.	5,703	444,834

		3,175,251

Miscellaneous Manufacturing — 1.9%
Danaher Corp.	45,000	3,848,850
Illinois Tool Works, Inc.	11,300	1,496,911

		5,345,761

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 2.1%
Allergan PLC	5,513	$1,317,166
Bristol-Myers Squibb Co.	12,134	659,847
Merck & Co., Inc.	29,200	1,855,368
Zoetis, Inc.	37,700	2,012,049

		5,844,430

Retail — 7.7%
AutoZone, Inc.*	3,912	2,828,571
Costco Wholesale Corp.	2,100	352,149
Dollar General Corp.	27,100	1,889,683
Lowe’s Cos., Inc.	33,200	2,729,372
O’Reilly Automotive, Inc.*	6,700	1,807,928
Ross Stores, Inc.	26,900	1,771,903
Starbucks Corp.	36,400	2,125,396
The Home Depot, Inc.	18,700	2,745,721
Tractor Supply Co.	19,311	1,331,880
Walgreens Boots Alliance, Inc.	31,399	2,607,687
Yum! Brands, Inc.	22,800	1,456,920

		21,647,210

Semiconductors — 1.0%
ASML Holding N.V.	10,700	1,420,960
NXP Semiconductors N.V.*	13,898	1,438,443

		2,859,403

Software — 9.0%
Electronic Arts, Inc.*	18,700	1,674,024
Fidelity National Information Services, Inc.	20,300	1,616,286
Fiserv, Inc.*	19,503	2,248,891
Intuit, Inc.	13,200	1,531,068
Microsoft Corp.	157,600	10,379,536
salesforce.com, Inc.*	56,500	4,660,685
ServiceNow, Inc.*	16,939	1,481,654
Workday, Inc., Class A*	20,100	1,673,928

		25,266,072

Telecommunications — 0.7%
T-Mobile US, Inc.*	29,600	1,911,864

TOTAL COMMON STOCKS (Cost $192,383,689)		265,831,488

PREFERRED STOCKS — 1.7%
Internet — 0.9%
Dropbox Inc., Class A*^,~	24,940	203,261
Flipkart Ltd., Ordinary Shares*^,~	566	52,723
Flipkart Ltd., Series A*^,~	196	18,257
Flipkart Ltd., Series C*^,~	341	31,764
Flipkart Ltd., Series E*^,~	636	59,243
Flipkart Ltd., Series G*^,~	2,888	269,017
Flipkart Ltd., Series H*^,~	2,579	240,234
Snapchat Inc., Class A*^,~	12,884	275,763
Snapchat, Inc., Class B*^,~	12,884	275,763
Uber Technologies, Inc., Series G, CONV*^,~	12,545	611,847
Xiaoju Kuaizhi, Inc (didi), CONV*^,~	11,920	455,667

		2,493,539

	Number of Shares	Value†

Lodging — 0.5%
Airbnb, Inc., Series D, CONV*^,~	9,999	$1,049,895
Airbnb, Inc., Series E, CONV*^,~	3,694	387,870

		1,437,765

Real Estate — 0.2%
WeWork Companies, Inc., Class A*^,~	923	47,821
WeWork Companies, Inc., Series E, CONV*^,~	8,297	429,867

		477,688

Software — 0.1%
Magic Leap Inc., Series C, CONV*^,~	15,808	364,106

TOTAL PREFERRED STOCKS (Cost $4,140,225)		4,773,098

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Diversified — 1.5%
American Tower Corp.	35,400	4,302,516
Telecommunications — 1.6%
Crown Castle International Corp.	23,900	2,257,355
Equinix, Inc.	5,189	2,077,520

		4,334,875

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,388,715)		8,637,391

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares	799,850	799,850
T. Rowe Price Investment, Ltd.	3,196,257	3,196,257

TOTAL SHORT-TERM INVESTMENTS (Cost $3,996,107)		3,996,107

TOTAL INVESTMENTS — 101.4% (Cost $206,908,736)(a)		$283,238,084

Other Assets & Liabilities — (1.4)%		(3,793,585)

TOTAL NET ASSETS — 100.0%		$279,444,499

^	Illiquid security. The total market value of illiquid securities at March 31, 2017 is $5,412,612.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $207,616,557. Net unrealized appreciation was $75,621,527. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $78,194,930 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,573,403.
~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $4,773,098.

ADR — American Depository Receipt.

CONV — Convertible Security.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE GROWTH STOCK FUND

Country Weightings as of 03/31/2017 ††
United States	94%
China	3
Italy	1
Netherlands	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$265,831,488	$265,831,488	$—	$—
REAL ESTATE INVESTMENT TRUSTS	8,637,391	8,637,391	—	—
PREFERRED STOCKS	4,773,098	—	551,526	4,221,572
SHORT-TERM INVESTMENTS	3,996,107	3,996,107	—	—

TOTAL INVESTMENTS	$283,238,084	$278,464,986	$551,526	$4,221,572

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2016	$4,474,572
Transfers Out of Level 3	(395,797)
Purchases	—
Sales	—
Realized Gain (Loss)	—
Change in Appreciation/(Depreciation)	142,797

Balance as of 3/31/2017	$4,221,572

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund had transfers of $395,797 from level 3 to level 2 fair value hierarchy during the reporting period. On March 1, 2017, Snapchat, Inc. began publically trading, therefore obtaining a significant observable input for the valuation of Snapchat, Inc. Class A and Class B Shares.

An amount of $3,173,947 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 100.4%
Aerospace & Defense — 1.3%
United Technologies Corp.	5,292	$593,815

Apparel — 5.5%
LVMH Moet Hennessy Louis Vuitton S.E.	3,558	781,342
NIKE, Inc., Class B	20,763	1,157,122
VF Corp.	10,751	590,982

		2,529,446

Beverages — 3.2%
Ambev S.A. ADR	62,080	357,581
PepsiCo, Inc.	5,949	665,455
Pernod Ricard S.A.	3,691	436,677

		1,459,713

Chemicals — 8.7%
Ecolab, Inc.	9,046	1,133,826
LyondellBasell Industries NV, Class A	1,838	167,607
Monsanto Co.	8,655	979,746
PPG Industries, Inc.	6,917	726,838
Praxair, Inc.	1,310	155,366
The Sherwin-Williams Co.	2,684	832,550

		3,995,933

Commercial Services — 6.2%
Equifax, Inc.	5,671	775,453
Mastercard, Inc., Class A	6,186	695,739
Moody’s Corp.	6,438	721,313
Verisk Analytics, Inc.*	8,155	661,697

		2,854,202

Computers — 8.9%
Accenture PLC, Class A	16,346	1,959,559
Apple, Inc.	8,373	1,202,865
Cognizant Technology Solutions Corp., Class A*	15,639	930,833

		4,093,257

Cosmetics & Personal Care — 7.4%
Colgate-Palmolive Co.	17,329	1,268,310
Coty, Inc., Class A	34,878	632,338
L’Oreal S.A.	1,955	375,721
The Estee Lauder Cos., Inc., Class A	12,993	1,101,676

		3,378,045

Distribution & Wholesale — 0.7%
Fastenal Co.	3,644	187,666
W.W. Grainger, Inc.	536	124,759

		312,425

Diversified Financial Services — 6.5%
CME Group, Inc.	2,162	256,846
The Blackstone Group LP	27,903	828,719
The Charles Schwab Corp.	9,729	397,040
Visa, Inc., Class A	16,746	1,488,217

		2,970,822

Electronics — 8.2%
Amphenol Corp., Class A	9,790	696,754
Fortive Corp.	5,188	312,422
Mettler-Toledo International, Inc.*	1,577	755,241

	Number of Shares	Value†

Electronics — (continued)
Thermo Fisher Scientific, Inc.	9,512	$1,461,043
Waters Corp.*	3,531	551,931

		3,777,391

Entertainment — 1.0%
Paddy Power Betfair PLC	4,202	452,762

Food — 0.9%
Compass Group PLC	22,496	424,469

Healthcare Products — 2.7%
DENTSPLY SIRONA, Inc.	2,528	157,848
The Cooper Cos., Inc.	2,248	449,353
Zimmer Biomet Holdings, Inc.	5,078	620,075

		1,227,276

Household Products & Wares — 0.8%
Church & Dwight Co., Inc.	6,928	345,499

Insurance — 1.7%
Aon PLC	6,387	758,073

Internet — 6.1%
Alphabet, Inc., Class A*	3,277	2,778,241

Media — 2.8%
The Walt Disney Co.	1,950	221,111
Time Warner, Inc.	2,723	266,064
Twenty-First Century Fox, Inc., Class A	25,025	810,560

		1,297,735

Miscellaneous Manufacturing — 2.3%
Colfax Corp.*	8,914	349,964
Danaher Corp.	8,340	713,320

		1,063,284

Oil & Gas Services — 0.5%
Schlumberger Ltd.	2,984	233,050

Pharmaceuticals — 9.8%
Abbott Laboratories	25,837	1,147,421
Eli Lilly & Co.	7,218	607,106
Express Scripts Holding Co.*	4,809	316,961
Mead Johnson Nutrition Co.	9,723	866,125
Roche Holding AG	2,558	653,259
Zoetis, Inc.	16,957	904,995

		4,495,867

Retail — 6.2%
AutoZone, Inc.*	950	686,897
CVS Health Corp.	7,203	565,436
Starbucks Corp.	12,997	758,895
The TJX Cos., Inc.	10,577	836,429

		2,847,657

Semiconductors — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,047	526,983

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Texas Instruments, Inc.	11,553	$930,710

		1,457,693

Software — 4.5%
Electronic Arts, Inc.*	6,408	573,644
Fidelity National Information Services, Inc.	11,192	891,107
Fiserv, Inc.*	5,075	585,198

		2,049,949

Transportation — 1.3%
Union Pacific Corp.	5,722	606,074

TOTAL COMMON STOCKS (Cost $37,571,572)		46,002,678

SHORT-TERM INVESTMENTS — 1.4%
Money Market — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $657,385)	657,385	657,385

TOTAL INVESTMENTS — 101.8% (Cost $38,228,957)(a)		$46,660,063

Other Assets & Liabilities — (1.8)%		(819,123)

TOTAL NET ASSETS — 100.0%		$45,840,940

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $38,372,700. Net unrealized appreciation was $8,287,363. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,846,781 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $559,418.

LP — Limited Partnership.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input

COMMON STOCKS	$46,002,678	$46,002,678	$—	$—
SHORT-TERM INVESTMENTS	657,385	657,385	—	—

TOTAL INVESTMENTS	$46,660,063	$46,660,063	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $2,709,505 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CORE GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.3%
Aerospace & Defense — 6.6%
TransDigm Group, Inc.	10,726	$2,361,436
United Technologies Corp.	43,551	4,886,858

		7,248,294

Apparel — 3.0%
Christian Dior S.E.	14,052	3,264,979

Auto Parts & Equipment — 0.0%
Adient PLC	0	22

Building Materials — 0.9%
Martin Marietta Materials, Inc.	4,692	1,024,029

Chemicals — 1.0%
The Sherwin-Williams Co.	3,463	1,074,188

Commercial Services — 14.4%
IHS Markit Ltd.*	69,863	2,930,753
Mastercard, Inc., Class A	45,698	5,139,654
S&P Global Inc.	37,859	4,949,686
Verisk Analytics, Inc.*	33,060	2,682,488

		15,702,581

Diversified Financial Services — 3.0%
Visa, Inc., Class A	36,949	3,283,658

Electronics — 1.1%
Fortive Corp.	20,535	1,236,618

Insurance — 4.6%
Berkshire Hathaway, Inc., Class B*	30,158	5,026,735

Internet — 29.6%
Alphabet, Inc., Class C*	8,595	7,130,068
Amazon.com, Inc.*	11,532	10,223,579
Facebook, Inc., Class A*	70,711	10,044,498
The Priceline Group, Inc.*	1,639	2,917,371
Twitter, Inc.*	137,576	2,056,761

		32,372,277

Leisure Time — 1.6%
Harley-Davidson, Inc.	28,575	1,728,787

Lodging — 2.7%
Marriott International, Inc., Class A	31,323	2,950,000

Media — 1.1%
The Walt Disney Co.	10,727	1,216,334

Miscellaneous Manufacturing — 1.6%
Danaher Corp.	20,235	1,730,699

Oil & Gas — 1.0%
Phillips 66	13,001	1,029,939

Pharmaceuticals — 2.7%
Zoetis, Inc.	54,091	2,886,837

	Number of Shares	Value†

Retail — 12.5%
Dollar Tree, Inc.*	20,063	$1,574,143
Dunkin’ Brands Group, Inc.	28,679	1,568,168
Starbucks Corp.	70,117	4,094,132
The Home Depot, Inc.	12,070	1,772,238
The TJX Cos., Inc.	35,197	2,783,379
Tiffany & Co.	19,922	1,898,566

		13,690,626

Software — 9.9%
MSCI, Inc.	32,126	3,122,326
salesforce.com, Inc.*	47,031	3,879,587
Workday, Inc., Class A*	46,123	3,841,124

		10,843,037

TOTAL COMMON STOCKS (Cost $91,921,328)		106,309,640

SHORT-TERM INVESTMENTS — 3.2%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,497,488)	3,497,488	3,497,488

TOTAL INVESTMENTS — 100.5% (Cost $95,418,816)(a)		$109,807,128

Other Assets & Liabilities — (0.5)%		(583,438)

TOTAL NET ASSETS — 100.0%		$109,223,690

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $95,426,026. Net unrealized appreciation was $14,381,102. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,410,282 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,029,180.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CORE GROWTH FUND

Country Weightings as of 03/31/2017 ††
United States	94%
France	3
United Kingdom	3

Total	100%

††%	of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$106,309,640	$106,309,640	$—	$—
SHORT-TERM INVESTMENTS	3,497,488	3,497,488	—	—

TOTAL INVESTMENTS	$109,807,128	$109,807,128	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.9%
Aerospace & Defense — 5.2%
Harris Corp.	30,722	$3,418,437
Northrop Grumman Corp.	12,772	3,037,693
United Technologies Corp.	37,654	4,225,155

		10,681,285

Agriculture — 1.6%
Philip Morris International, Inc.	29,433	3,322,986

Banks — 15.2%
Bank of America Corp.	248,470	5,861,407
Citigroup, Inc.	64,306	3,846,785
Fifth Third Bancorp	90,471	2,297,963
JPMorgan Chase & Co.	80,417	7,063,829
State Street Corp.	26,777	2,131,717
The PNC Financial Services Group, Inc.	37,749	4,538,940
Wells Fargo & Co.	105,240	5,857,659

		31,598,300

Beverages — 1.5%
PepsiCo, Inc.	26,948	3,014,403

Building Materials — 2.7%
Johnson Controls International PLC	81,066	3,414,500
Vulcan Materials Co.	18,772	2,261,650

		5,676,150

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	40,546	3,257,060

Commercial Services — 1.4%
Alliance Data Systems Corp.	11,620	2,893,380

Computers — 2.4%
Apple, Inc.	27,677	3,976,078
Diebold Nixdorf, Inc.	33,811	1,037,998

		5,014,076

Diversified Financial Services — 5.0%
American Express Co.	27,922	2,208,909
Ameriprise Financial, Inc.	22,318	2,894,198
Discover Financial Services	39,028	2,669,125
FNF Group	68,874	2,681,954

		10,454,186

Electric — 3.0%
NextEra Energy, Inc.	24,747	3,176,773
PG&E Corp.	46,695	3,098,680

		6,275,453

Electronics — 1.6%
Honeywell International, Inc.	26,172	3,268,098

Food — 1.4%
Mondelez International, Inc., Class A	67,122	2,891,616

Healthcare Products — 1.9%
Medtronic PLC	49,056	3,951,951

Healthcare Services — 3.9%
Aetna, Inc.	18,380	2,344,369

	Number of Shares	Value†

Healthcare Services — (continued)
Humana, Inc.	9,600	$1,978,944
UnitedHealth Group, Inc.	22,766	3,733,852

		8,057,165

Housewares — 1.2%
Newell Brands, Inc.	52,883	2,494,491

Insurance — 5.9%
American International Group, Inc.	55,135	3,442,078
MetLife, Inc.	58,583	3,094,354
The Travelers Cos., Inc.	24,297	2,928,761
Unum Group	57,442	2,693,455

		12,158,648

Internet — 2.0%
Liberty Interactive Corp. QVC Group, Class A*	101,163	2,025,283
Symantec Corp.	67,878	2,082,497

		4,107,780

Leisure Time — 1.0%
Harley-Davidson, Inc.	35,429	2,143,454

Media — 2.1%
Comcast Corp., Class A	115,196	4,330,218

Miscellaneous Manufacturing — 2.4%
Eaton Corp. PLC	29,903	2,217,308
Pentair PLC	42,431	2,663,818

		4,881,126

Oil & Gas — 6.7%
Anadarko Petroleum Corp.	51,701	3,205,462
Chevron Corp.	37,098	3,983,212
Hess Corp.	38,053	1,834,535
Marathon Petroleum Corp.	54,770	2,768,076
Royal Dutch Shell PLC ADR, Class A	37,915	1,999,258

		13,790,543

Oil & Gas Services — 2.4%
Baker Hughes, Inc.	23,438	1,402,061
Halliburton Co.	72,925	3,588,639

		4,990,700

Packaging and Containers — 1.2%
Sealed Air Corp.	59,445	2,590,613

Pharmaceuticals — 7.6%
Abbott Laboratories	71,876	3,192,013
Allergan PLC	12,552	2,998,924
Eli Lilly & Co.	26,153	2,199,729
Merck & Co., Inc.	47,398	3,011,669
Pfizer, Inc.	127,668	4,367,522

		15,769,857

Real Estate — 1.1%
CBRE Group, Inc., Class A*	65,957	2,294,644

Retail — 3.5%
Advance Auto Parts, Inc.	15,492	2,296,844

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
CVS Health Corp.	33,635	$2,640,347
Dollar General Corp.	31,978	2,229,826

		7,167,017

Semiconductors — 1.4%
QUALCOMM, Inc.	49,478	2,837,069

Software — 3.8%
Microsoft Corp.	64,914	4,275,236
Oracle Corp.	80,721	3,600,964

		7,876,200

Telecommunications — 3.9%
Cisco Systems, Inc.	110,494	3,734,697
Verizon Communications, Inc.	54,894	2,676,083
Vodafone Group PLC-ADR	66,707	1,763,066

		8,173,846

Transportation — 1.3%
Norfolk Southern Corp.	25,063	2,806,304

TOTAL COMMON STOCKS (Cost $153,566,665)		198,768,619

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Advertising — 0.5%
Outfront Media, Inc.	41,337	1,097,497

Diversified — 1.4%
Weyerhaeuser Co.	84,400	2,867,912

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,395,462)		3,965,409

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,825,209)	3,825,209	3,825,209

TOTAL INVESTMENTS — 99.7% (Cost $160,787,336)(a)		$206,559,237

Other Assets & Liabilities — 0.3%		668,032

TOTAL NET ASSETS — 100.0%		$207,227,269

†	See Security Valuation Note.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $161,141,539. Net unrealized appreciation was $45,417,698. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $48,345,816 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,928,118.
*	Non-income producing security.

ADR — American Depository Receipt.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$198,768,619	$198,768,619	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,965,409	3,965,409	—	—
SHORT-TERM INVESTMENTS	3,825,209	3,825,209	—	—

TOTAL INVESTMENTS	$206,559,237	$206,559,237	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 92.4%
Aerospace & Defense — 1.3%
United Technologies Corp.	22,177	$2,488,481

Agriculture — 2.2%
Altria Group, Inc.	31,990	2,284,726
Philip Morris International, Inc.	16,772	1,893,559

		4,178,285

Auto Parts & Equipment — 1.4%
The Goodyear Tire & Rubber Co.	73,972	2,662,992

Banks — 14.3%
Credit Suisse Group AG ADR	127,784	1,896,315
Great Western Bancorp, Inc.	28,286	1,199,609
JPMorgan Chase & Co.	99,710	8,758,527
KeyCorp.	156,571	2,783,832
The Goldman Sachs Group, Inc.	9,874	2,268,255
U.S. Bancorp	48,430	2,494,145
Wells Fargo & Co.	142,576	7,935,780

		27,336,463

Chemicals — 0.4%
PPG Industries, Inc.	6,783	712,758

Computers — 1.6%
Apple, Inc.	21,887	3,144,286

Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	31,521	2,307,022
The Estee Lauder Cos., Inc., Class A	28,832	2,444,666
The Procter & Gamble Co.	20,465	1,838,780

		6,590,468

Diversified Financial Services — 3.6%
E*TRADE Financial Corp.*	44,013	1,535,613
Lazard Ltd., Class A	39,891	1,834,587
The Charles Schwab Corp.	26,507	1,081,751
Visa, Inc., Class A	28,595	2,541,238

		6,993,189

Electric — 4.3%
NextEra Energy, Inc.	36,668	4,707,071
PG&E Corp.	52,550	3,487,218

		8,194,289

Electrical Components & Equipment — 1.1%
Hubbell, Inc.	18,255	2,191,513

Electronics — 0.9%
Thermo Fisher Scientific, Inc.	10,740	1,649,664

Food — 3.0%
General Mills, Inc.	19,085	1,126,206
Kellogg Co.	17,829	1,294,564
McCormick & Co., Inc.	14,632	1,427,351
Mondelez International, Inc., Class A	43,067	1,855,326

		5,703,447

Forest Products & Paper — 0.6%
International Paper Co.	24,121	1,224,864

	Number of Shares	Value†

Gas — 2.2%
Sempra Energy	38,158	$4,216,459

Healthcare Products — 2.3%
Boston Scientific Corp.*	38,157	948,964
Zimmer Biomet Holdings, Inc.	28,243	3,448,753

		4,397,717

Healthcare Services — 1.0%
Aetna, Inc.	15,450	1,970,648

Home Furnishings — 1.1%
Whirlpool Corp.	11,871	2,033,858

Insurance — 5.5%
Alleghany Corp.*	2,584	1,588,282
American Financial Group, Inc.	19,508	1,861,453
Chubb, Ltd.	37,090	5,053,513
W. R. Berkley Corp.	30,326	2,141,925

		10,645,173

Internet — 4.0%
Alphabet, Inc., Class C*	4,419	3,665,826
eBay, Inc.*	116,629	3,915,235

		7,581,061

Leisure Time — 0.4%
Polaris Industries, Inc.	8,603	720,931

Machinery—Construction & Mining — 1.5%
Caterpillar, Inc.	30,278	2,808,587

Miscellaneous Manufacturing — 3.8%
General Electric Co.	242,272	7,219,706

Oil & Gas — 9.7%
Anadarko Petroleum Corp.	22,001	1,364,062
Chevron Corp.	46,837	5,028,889
ConocoPhillips	72,311	3,606,150
EOG Resources, Inc.	20,853	2,034,210
Exxon Mobil Corp.	13,236	1,085,484
Occidental Petroleum Corp.	32,798	2,078,081
Phillips 66	19,462	1,541,780
Pioneer Natural Resources Co.	10,309	1,919,845

		18,658,501

Oil & Gas Services — 2.9%
Halliburton Co.	33,186	1,633,083
Oceaneering International, Inc.	43,937	1,189,814
Schlumberger Ltd.	34,080	2,661,648

		5,484,545

Pharmaceuticals — 9.6%
Allergan PLC	11,164	2,667,303
Eli Lilly & Co.	26,921	2,264,325
Johnson & Johnson	58,701	7,311,209
Pfizer, Inc.	124,441	4,257,127
Zoetis, Inc.	35,397	1,889,138

		18,389,102

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 1.7%
The Home Depot, Inc.	22,313	$3,276,218

Semiconductors — 2.8%
Intel Corp.	121,615	4,386,653
NXP Semiconductors N.V.*	9,262	958,617

		5,345,270

Telecommunications — 1.8%
Verizon Communications, Inc.	72,183	3,518,921

Transportation — 4.0%
C.H. Robinson Worldwide, Inc.	54,258	4,193,601
CSX Corp.	75,656	3,521,787

		7,715,388

TOTAL COMMON STOCKS (Cost $154,649,050)		177,052,784

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Apartments — 1.2%
Equity Residential	37,536	2,335,490

Regional Malls — 1.9%
Simon Property Group, Inc.	21,105	3,630,693

Storage & Warehousing — 1.2%
Public Storage	10,473	2,292,645

Strip Centers — 1.1%
Federal Realty Investment Trust	15,648	2,089,008

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,365,115)		10,347,836

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,816,276)	1,816,276	1,816,276

TOTAL INVESTMENTS — 98.8% (Cost $167,830,441)(a)		$189,216,896

Other Assets & Liabilities — 1.2%		2,389,060

TOTAL NET ASSETS — 100.0%		$191,605,956

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $168,502,880. Net unrealized appreciation was $20,714,016. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,175,283 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,461,267.

ADR — American Depository Receipt.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

LARGE CORE VALUE FUND

Country Weightings as of 03/31/2017 ††
United States	93%
Switzerland	4
Bermuda	1
France	1
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signifi- cant Obser- vable Input	Level 3 Signifi- cant Unobser- vable Input
COMMON STOCKS	$177,052,784	$177,052,784	$—	$—
REAL ESTATE INVESTMENT TRUSTS	10,347,836	10,347,836	—	—
SHORT-TERM INVESTMENTS	1,816,276	1,816,276	—	—

TOTAL INVESTMENTS	$189,216,896	$189,216,896	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — 96.4%
Advertising — 0.1%
Omnicom Group, Inc.	5,167	$445,447
The Interpublic Group of Cos., Inc.	9,034	221,965

		667,412

Aerospace & Defense — 2.2%
Arconic, Inc.	9,449	248,887
General Dynamics Corp.	6,297	1,178,798
Harris Corp.	2,600	289,302
L3 Technologies, Inc.	1,800	297,522
Lockheed Martin Corp.	5,498	1,471,265
Northrop Grumman Corp.	3,892	925,673
Raytheon Co.	6,476	987,590
Rockwell Collins, Inc.	2,945	286,136
The Boeing Co.	12,521	2,214,464
TransDigm Group, Inc.	1,100	242,176
United Technologies Corp.	16,842	1,889,841

		10,031,654

Agriculture — 1.9%
Altria Group, Inc.	42,878	3,062,347
Archer-Daniels-Midland Co.	12,499	575,454
Philip Morris International, Inc.	34,053	3,844,584
Reynolds American, Inc.	18,054	1,137,763

		8,620,148

Airlines — 0.6%
Alaska Air Group, Inc.	2,800	258,216
American Airlines Group, Inc.	11,400	482,220
Delta Air Lines, Inc.	16,100	739,956
Southwest Airlines Co.	13,417	721,298
United Continental Holdings, Inc.*	6,200	437,968

		2,639,658

Apparel — 0.6%
Coach, Inc.	6,277	259,429
Hanesbrands, Inc.	8,700	180,612
Michael Kors Holdings Ltd.*	3,400	129,574
NIKE, Inc., Class B	29,292	1,632,443
Ralph Lauren Corp.	1,228	100,229
Under Armour, Inc., Class A*	3,900	77,142
Under Armour, Inc., Class C*	3,927	71,864
VF Corp.	7,232	397,543

		2,848,836

Auto Manufacturers — 0.6%
Ford Motor Co.	85,167	991,344
General Motors Co.	30,700	1,085,552
PACCAR, Inc.	7,644	513,677

		2,590,573

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	4,300	179,697
Delphi Automotive PLC	5,900	474,891
The Goodyear Tire & Rubber Co.	5,606	201,816

		856,404

Banks — 7.8%
Bank of America Corp.	221,311	5,220,727
BB&T Corp.	17,799	795,615

	Number of Shares	Value†

Banks — (continued)
Capital One Financial Corp.	10,641	$922,149
Citigroup, Inc.	60,969	3,647,166
Citizens Financial Group, Inc.	11,300	390,415
Comerica, Inc.	3,844	263,622
Fifth Third Bancorp	16,746	425,348
Huntington Bancshares, Inc.	24,565	328,925
JPMorgan Chase & Co.	78,864	6,927,414
KeyCorp.	23,399	416,034
M&T Bank Corp.	3,452	534,128
Morgan Stanley	31,463	1,347,875
Northern Trust Corp.	4,647	402,337
Regions Financial Corp.	26,494	384,958
State Street Corp.	7,847	624,700
SunTrust Banks, Inc.	10,688	591,046
The Bank of New York Mellon Corp.	23,080	1,090,068
The Goldman Sachs Group, Inc.	8,143	1,870,610
The PNC Financial Services Group, Inc.	10,683	1,284,524
U.S. Bancorp	35,056	1,805,384
Wells Fargo & Co.	99,037	5,512,399
Zions Bancorporation	4,304	180,768

		34,966,212

Beverages — 2.0%
Brown-Forman Corp., Class B	3,886	179,455
Constellation Brands, Inc., Class A	3,923	635,801
Dr. Pepper Snapple Group, Inc.	4,000	391,680
Molson Coors Brewing Co., Class B	4,138	396,048
Monster Beverage Corp.*	8,904	411,098
PepsiCo, Inc.	31,539	3,527,952
The Coca-Cola Co.	84,986	3,606,806

		9,148,840

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	5,000	606,200
Amgen, Inc.	16,345	2,681,724
Biogen, Inc.*	4,733	1,294,097
Celgene Corp.*	17,056	2,122,278
Gilead Sciences, Inc.	28,878	1,961,394
Illumina, Inc.*	3,200	546,048
Incyte Corp.*	3,800	507,946
Regeneron Pharmaceuticals, Inc.*	1,700	658,767
Vertex Pharmaceuticals, Inc.*	5,400	590,490

		10,968,944

Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	3,500	212,975
Johnson Controls International PLC	20,398	859,164
Martin Marietta Materials, Inc.	1,400	305,550
Masco Corp.	7,377	250,744
Vulcan Materials Co.	2,841	342,284

		1,970,717

Chemicals — 2.1%
Air Products & Chemicals, Inc.	4,721	638,704
Albemarle Corp.	2,400	253,536
CF Industries Holdings, Inc.	5,300	155,555
E.I. du Pont de Nemours & Co.	19,023	1,528,117
Eastman Chemical Co.	3,282	265,186

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Ecolab, Inc.	5,833	$731,108
FMC Corp.	3,100	215,729
International Flavors & Fragrances, Inc.	1,675	221,988
LyondellBasell Industries NV, Class A	7,200	656,568
Monsanto Co.	9,536	1,079,475
PPG Industries, Inc.	5,828	612,406
Praxair, Inc.	6,226	738,404
The Dow Chemical Co.	24,579	1,561,750
The Mosaic Co.	7,600	221,768
The Sherwin-Williams Co.	1,734	537,869

		9,418,163

Commercial Services — 1.9%
Allegion PLC	2,266	171,536
Alliance Data Systems Corp.	1,300	323,700
Automatic Data Processing, Inc.	9,943	1,018,064
Cintas Corp.	1,955	247,386
Equifax, Inc.	2,677	366,053
Global Payments, Inc.	3,481	280,847
H&R Block, Inc.	4,166	96,859
Mastercard, Inc., Class A	20,900	2,350,623
Moody’s Corp.	3,673	411,523
Paychex, Inc.	6,975	410,827
PayPal Holdings, Inc.*	24,728	1,063,799
Quanta Services, Inc.*	3,400	126,174
Robert Half International, Inc.	2,707	132,183
S&P Global Inc.	5,686	743,388
The Western Union Co.	11,178	227,472
Total System Services, Inc.	3,477	185,880
United Rentals, Inc.*	1,900	237,595
Verisk Analytics, Inc.*	3,300	267,762

		8,661,671

Computers — 5.6%
Accenture PLC, Class A	13,600	1,630,368
Apple, Inc.	115,702	16,621,749
Cognizant Technology Solutions Corp., Class A*	13,204	785,902
CSRA, Inc.	3,357	98,327
Hewlett Packard Enterprise Co.	36,383	862,277
HP, Inc.	37,583	671,984
International Business Machines Corp.	19,020	3,312,143
NetApp, Inc.	5,821	243,609
Seagate Technology PLC	6,300	289,359
Teradata Corp.*	2,616	81,410
Western Digital Corp.	6,197	511,438

		25,108,566

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	19,470	1,425,009
Coty, Inc., Class A	10,656	193,193
The Estee Lauder Cos., Inc., Class A	4,774	404,788
The Procter & Gamble Co.	56,268	5,055,680

		7,078,670

Distribution & Wholesale — 0.2%
Fastenal Co.	6,200	319,300
Genuine Parts Co.	3,205	296,174

	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.*	7,000	$204,890
W.W. Grainger, Inc.	1,172	272,795

		1,093,159

Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	1,300	213,122
American Express Co.	16,880	1,335,377
Ameriprise Financial, Inc.	3,446	446,877
BlackRock, Inc.	2,699	1,035,093
CBOE Holdings, Inc.	2,000	162,140
CME Group, Inc.	7,460	886,248
Discover Financial Services	8,578	586,649
E*TRADE Financial Corp.*	5,881	205,188
Franklin Resources, Inc.	7,656	322,624
Intercontinental Exchange, Inc.	12,950	775,317
Invesco Ltd.	8,867	271,596
Nasdaq, Inc.	2,500	173,625
Navient Corp.	6,134	90,538
Raymond James Financial, Inc.	2,800	213,528
Synchrony Financial	17,012	583,512
T. Rowe Price Group, Inc.	5,281	359,900
The Charles Schwab Corp.	26,369	1,076,119
Visa, Inc., Class A	41,056	3,648,647

		12,386,100

Diversified Operations — 0.0%
Leucadia National Corp.	7,260	188,760

Electric — 2.9%
AES Corp.	14,644	163,720
Alliant Energy Corp.	5,200	205,972
Ameren Corp.	5,398	294,677
American Electric Power Co., Inc.	10,657	715,404
CMS Energy Corp.	6,243	279,312
Consolidated Edison, Inc.	6,834	530,728
Dominion Resources, Inc.	13,809	1,071,164
DTE Energy Co.	3,892	397,412
Duke Energy Corp.	15,518	1,272,631
Edison International	7,100	565,231
Entergy Corp.	3,847	292,218
Eversource Energy	6,793	399,293
Exelon Corp.	20,310	730,754
FirstEnergy Corp.	9,256	294,526
NextEra Energy, Inc.	10,315	1,324,137
NRG Energy, Inc.	6,300	117,810
PG&E Corp.	10,950	726,642
Pinnacle West Capital Corp.	2,569	214,203
PPL Corp.	14,698	549,558
Public Service Enterprise Group, Inc.	11,249	498,893
SCANA Corp.	3,100	202,585
The Southern Co.	21,643	1,077,389
WEC Energy Group, Inc.	7,050	427,442
Xcel Energy, Inc.	11,030	490,283

		12,841,984

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	1,000	204,000
AMETEK, Inc.	5,000	270,400

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — (continued)
Emerson Electric Co.	14,176	$848,575

		1,322,975

Electronics — 1.4%
Agilent Technologies, Inc.	7,045	372,469
Amphenol Corp., Class A	6,900	491,073
FLIR Systems, Inc.	3,043	110,400
Fortive Corp.	6,784	408,533
Garmin Ltd.	2,400	122,664
Honeywell International, Inc.	16,708	2,086,328
Mettler-Toledo International, Inc.*	600	287,346
PerkinElmer, Inc.	2,516	146,079
TE Connectivity Ltd.	7,900	588,945
Thermo Fisher Scientific, Inc.	8,682	1,333,555
Waters Corp.*	1,758	274,793

		6,222,185

Engineering & Construction — 0.1%
Fluor Corp.	3,170	166,806
Jacobs Engineering Group, Inc.	2,583	142,788

		309,594

Environmental Control — 0.3%
Republic Services, Inc.	4,914	308,648
Stericycle, Inc.*	2,000	165,780
Waste Management, Inc.	9,000	656,280

		1,130,708

Food — 1.6%
Campbell Soup Co.	4,016	229,876
Conagra Brands, Inc.	9,202	371,208
General Mills, Inc.	13,010	767,720
Hormel Foods Corp.	6,200	214,706
Kellogg Co.	5,466	396,886
Lamb Weston Holdings, Inc.	0	0
McCormick & Co., Inc.	2,619	255,483
Mondelez International, Inc., Class A	33,863	1,458,818
Sysco Corp.	11,252	584,204
The Hershey Co.	2,987	326,330
The J.M. Smucker Co.	2,634	345,265
The Kraft Heinz Co.	13,054	1,185,434
The Kroger Co.	20,590	607,199
Tyson Foods, Inc., Class A	6,249	385,626
Whole Foods Market, Inc.	6,786	201,680

		7,330,435

Forest Products & Paper — 0.1%
International Paper Co.	8,867	450,266

Gas — 0.2%
CenterPoint Energy, Inc.	9,322	257,008
NiSource, Inc.	7,365	175,213
Sempra Energy	5,398	596,479

		1,028,700

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,328	223,994

	Number of Shares	Value†

Hand & Machine Tools — (continued)
Stanley Black & Decker, Inc.	3,340	$443,786

		667,780

Healthcare Products — 2.0%
Baxter International, Inc.	10,542	546,708
Becton Dickinson & Co.	4,635	850,244
Boston Scientific Corp.*	29,548	734,859
C.R. Bard, Inc.	1,642	408,103
DENTSPLY SIRONA, Inc.	5,100	318,444
Edwards Lifesciences Corp.*	4,700	442,129
Henry Schein, Inc.*	1,700	288,949
Hologic, Inc.*	6,400	272,320
IDEXX Laboratories, Inc.*	2,000	309,220
Intuitive Surgical, Inc.*	807	618,541
Medtronic PLC	30,097	2,424,614
Patterson Cos., Inc.	1,974	89,284
Stryker Corp.	6,881	905,884
The Cooper Cos., Inc.	1,100	219,879
Varex Imaging Corp.*	1	27
Varian Medical Systems, Inc.*	2,157	196,568
Zimmer Biomet Holdings, Inc.	4,329	528,614

		9,154,387

Healthcare Services — 2.0%
Aetna, Inc.	7,693	981,242
Anthem, Inc.	5,795	958,377
Centene Corp.*	3,900	277,914
Cigna Corp.	5,694	834,114
DaVita, Inc.*	3,398	230,962
Envision Healthcare Corp.*	2,623	160,842
HCA Holdings, Inc.*	6,500	578,435
Humana, Inc.	3,310	682,323
Laboratory Corp. of America Holdings*	2,177	312,334
Quest Diagnostics, Inc.	2,987	293,294
UnitedHealth Group, Inc.	21,241	3,483,737
Universal Health Services, Inc., Class B	2,055	255,745

		9,049,319

Home Builders — 0.1%
D.R. Horton, Inc.	7,376	245,694
Lennar Corp., Class A	4,636	237,317
PulteGroup, Inc.	6,834	160,941

		643,952

Home Furnishings — 0.1%
Whirlpool Corp.	1,669	285,950

Household Products & Wares — 0.4%
Avery Dennison Corp.	1,883	151,770
Church & Dwight Co., Inc.	5,600	279,272
Kimberly-Clark Corp.	7,787	1,025,003
The Clorox Co.	2,797	377,119

		1,833,164

Housewares — 0.1%
Newell Brands, Inc.	10,416	491,323

Insurance — 4.2%
Aflac, Inc.	8,910	645,262

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
American International Group, Inc.	20,485	$1,278,879
Aon PLC	5,744	681,755
Arthur J Gallagher & Co.	4,000	226,160
Assurant, Inc.	1,160	110,977
Berkshire Hathaway, Inc., Class B*	41,950	6,992,226
Chubb, Ltd.	10,160	1,384,300
Cincinnati Financial Corp.	3,292	237,913
Lincoln National Corp.	5,073	332,028
Loews Corp.	6,225	291,143
Marsh & McLennan Cos., Inc.	11,409	843,011
MetLife, Inc.	23,985	1,266,888
Principal Financial Group, Inc.	5,765	363,829
Prudential Financial, Inc.	9,430	1,005,992
The Allstate Corp.	7,976	649,964
The Hartford Financial Services Group, Inc.	8,257	396,914
The Progressive Corp.	12,956	507,616
The Travelers Cos., Inc.	6,231	751,085
Torchmark Corp.	2,552	196,606
Unum Group	4,976	233,325
Willis Towers Watson PLC	2,845	372,382
XL Group Ltd.	6,149	245,099

		19,013,354

Internet — 7.2%
Alphabet, Inc., Class A*	6,570	5,570,046
Alphabet, Inc., Class C*	6,502	5,393,799
Amazon.com, Inc.*	8,775	7,779,388
eBay, Inc.*	22,928	769,693
Expedia, Inc.	2,594	327,285
F5 Networks, Inc.*	1,500	213,855
Facebook, Inc., Class A*	51,800	7,358,190
Netflix, Inc.*	9,400	1,389,414
Symantec Corp.	13,538	415,346
The Priceline Group, Inc.*	1,100	1,957,967
TripAdvisor, Inc.*	2,594	111,957
VeriSign, Inc.*	1,909	166,293
Yahoo!, Inc.*	19,417	901,143

		32,354,376

Iron & Steel — 0.1%
Nucor Corp.	7,135	426,102

Leisure Time — 0.3%
Carnival Corp.	9,145	538,732
Harley-Davidson, Inc.	3,828	231,594
Royal Caribbean Cruises Ltd.	3,700	363,007

		1,133,333

Lodging — 0.2%
Marriott International, Inc., Class A	7,066	665,476
Wyndham Worldwide Corp.	2,260	190,496
Wynn Resorts Ltd.	1,730	198,275

		1,054,247

Machinery — Construction & Mining — 0.3%
Caterpillar, Inc.	12,728	1,180,649

	Number of Shares	Value†

Machinery — Diversified — 0.5%
Cummins, Inc.	3,374	$510,149
Deere & Co.	6,432	700,188
Flowserve Corp.	2,800	135,576
Rockwell Automation, Inc.	2,771	431,472
Roper Technologies, Inc.	2,200	454,278
Xylem, Inc.	4,154	208,614

		2,440,277

Media — 3.1%
CBS Corp., Class B	8,054	558,625
Charter Communications, Inc., Class A*	4,700	1,538,404
Comcast Corp., Class A	104,754	3,937,703
Discovery Communications, Inc., Class A*	3,500	101,815
Discovery Communications, Inc., Class C*	4,700	133,057
DISH Network Corp., Class A*	5,000	317,450
News Corp., Class B	2,500	33,750
News Corp., Class A	9,115	118,495
Nielsen Holdings PLC	7,400	305,694
Scripps Networks Interactive, Inc., Class A	2,056	161,129
TEGNA, Inc.	4,374	112,062
The Walt Disney Co.	32,108	3,640,726
Time Warner, Inc.	16,904	1,651,690
Twenty-First Century Fox, Inc., Class A	23,460	759,869
Twenty-First Century Fox, Inc., Class B	10,400	330,512
Viacom, Inc., Class B	7,381	344,102

		14,045,083

Mining — 0.2%
Freeport-McMoRan, Inc.*	29,996	400,746
Newmont Mining Corp.	11,883	391,664

		792,410

Miscellaneous Manufacturing — 2.9%
3M Co.	13,180	2,521,729
Danaher Corp.	13,268	1,134,812
Dover Corp.	3,405	273,592
Eaton Corp. PLC	10,006	741,945
General Electric Co.	191,974	5,720,825
Illinois Tool Works, Inc.	6,919	916,560
Ingersoll-Rand PLC	5,800	471,656
Leggett & Platt, Inc.	2,854	143,613
Parker-Hannifin Corp.	2,981	477,914
Pentair PLC	3,619	227,201
Textron, Inc.	6,076	289,157

		12,919,004

Office & Business Equipment — 0.0%
Xerox Corp.	18,155	133,258

Oil & Gas — 5.1%
Anadarko Petroleum Corp.	12,059	747,658
Apache Corp.	8,157	419,188
Cabot Oil & Gas Corp.	9,788	234,031
Chesapeake Energy Corp.*	18,110	107,573
Chevron Corp.	41,770	4,484,845
Cimarex Energy Co.	2,100	250,929
Concho Resources, Inc.*	3,200	410,688
ConocoPhillips	27,180	1,355,466

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Devon Energy Corp.	11,729	$489,334
EOG Resources, Inc.	12,816	1,250,201
EQT Corp.	3,600	219,960
Exxon Mobil Corp.	91,565	7,509,246
Helmerich & Payne, Inc.	2,300	153,111
Hess Corp.	5,697	274,652
Marathon Oil Corp.	18,151	286,786
Marathon Petroleum Corp.	11,650	588,791
Murphy Oil Corp.	3,917	111,987
Newfield Exploration Co.*	4,100	151,331
Noble Energy, Inc.	9,538	327,535
Occidental Petroleum Corp.	16,758	1,061,787
Phillips 66	9,640	763,681
Pioneer Natural Resources Co.	3,700	689,051
Range Resources Corp.	3,923	114,159
Southwestern Energy Co.*	11,890	97,141
Tesoro Corp.	2,594	210,270
Valero Energy Corp.	9,840	652,294

		22,961,695

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	9,428	563,983
Halliburton Co.	19,069	938,386
National Oilwell Varco, Inc.	8,483	340,083
Schlumberger Ltd.	30,587	2,388,845
TechnipFMC PLC*	10,372	337,090
Transocean Ltd.*	8,300	103,335

		4,671,722

Packaging and Containers — 0.2%
Ball Corp.	3,926	291,545
Sealed Air Corp.	4,333	188,832
WestRock Co.	5,446	283,355

		763,732

Pharmaceuticals — 6.5%
Abbott Laboratories	37,895	1,682,928
AbbVie, Inc.	35,696	2,325,951
Allergan PLC	7,313	1,747,222
AmerisourceBergen Corp.	3,600	318,600
Bristol-Myers Squibb Co.	36,697	1,995,583
Cardinal Health, Inc.	7,082	577,537
Eli Lilly & Co.	21,254	1,787,674
Express Scripts Holding Co.*	13,464	887,412
Johnson & Johnson	59,841	7,453,197
Mallinckrodt PLC*	2,400	106,968
McKesson Corp.	4,625	685,703
Mead Johnson Nutrition Co.	4,168	371,285
Merck & Co., Inc.	60,330	3,833,368
Mylan NV*	10,356	403,780
Perrigo Co. PLC	3,200	212,448
Pfizer, Inc.	131,005	4,481,681
Zoetis, Inc.	10,707	571,433

		29,442,770

Pipelines — 0.4%
Kinder Morgan, Inc.	41,936	911,689
ONEOK, Inc.	4,800	266,112

	Number of Shares	Value†

Pipelines — (continued)
The Williams Cos., Inc.	17,934	$530,667

		1,708,468

Real Estate — 0.1%
CBRE Group, Inc., Class A*	6,401	222,691

Retail — 5.7%
Advance Auto Parts, Inc.	1,600	237,216
AutoNation, Inc.*	1,319	55,781
AutoZone, Inc.*	641	463,475
Bed Bath & Beyond, Inc.	3,366	132,822
Best Buy Co., Inc.	6,168	303,157
CarMax, Inc.*	4,300	254,646
Chipotle Mexican Grill, Inc.*	600	267,312
Costco Wholesale Corp.	9,577	1,605,967
CVS Health Corp.	22,567	1,771,510
Darden Restaurants, Inc.	2,640	220,889
Dollar General Corp.	5,600	390,488
Dollar Tree, Inc.*	5,154	404,383
Foot Locker, Inc.	3,100	231,911
Kohl’s Corp.	4,001	159,280
L Brands, Inc.	5,260	247,746
Lowe’s Cos., Inc.	19,040	1,565,278
Macy’s, Inc.	7,027	208,280
McDonald’s Corp.	18,278	2,369,012
Nordstrom, Inc.	2,737	127,462
O’Reilly Automotive, Inc.*	2,100	566,664
PVH Corp.	1,700	175,899
Ross Stores, Inc.	8,800	579,656
Signet Jewelers Ltd.	1,600	110,832
Staples, Inc.	13,737	120,473
Starbucks Corp.	31,888	1,861,940
Target Corp.	12,432	686,122
The Gap, Inc.	5,282	128,300
The Home Depot, Inc.	26,917	3,952,223
The TJX Cos., Inc.	14,218	1,124,359
Tiffany & Co.	2,464	234,819
Tractor Supply Co.	3,000	206,910
Ulta Beauty, Inc.*	1,300	370,799
Wal-Mart Stores, Inc.	33,047	2,382,028
Walgreens Boots Alliance, Inc.	18,779	1,559,596
Yum! Brands, Inc.	7,625	487,238

		25,564,473

Savings & Loans — 0.0%
People’s United Financial, Inc.	6,500	118,300

Semiconductors — 3.4%
Advanced Micro Devices, Inc.*	17,000	247,350
Analog Devices, Inc.	7,869	644,883
Applied Materials, Inc.	23,821	926,637
Broadcom Ltd.	8,851	1,938,015
Intel Corp.	104,203	3,758,602
KLA-Tencor Corp.	3,427	325,805
Lam Research Corp.	3,559	456,833
Microchip Technology, Inc.	4,518	333,338
Micron Technology, Inc.*	22,886	661,406

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
NVIDIA Corp.	12,954	$1,411,079
Qorvo, Inc.*	2,800	191,968
QUALCOMM, Inc.	32,399	1,857,759
Skyworks Solutions, Inc.	4,200	411,516
Texas Instruments, Inc.	21,893	1,763,700
Xilinx, Inc.	5,364	310,522

		15,239,413

Software — 4.9%
Activision Blizzard, Inc.	15,400	767,844
Adobe Systems, Inc.*	10,905	1,419,068
Akamai Technologies, Inc.*	3,760	224,472
Autodesk, Inc.*	4,381	378,825
CA, Inc.	6,995	221,881
Cerner Corp.*	6,600	388,410
Citrix Systems, Inc.*	3,391	282,775
Electronic Arts, Inc.*	6,930	620,374
Fidelity National Information Services, Inc.	7,159	570,000
Fiserv, Inc.*	4,814	555,102
Intuit, Inc.	5,292	613,819
Microsoft Corp.	170,615	11,236,704
Oracle Corp.	65,817	2,936,096
Red Hat, Inc.*	3,900	337,350
salesforce.com, Inc.*	14,500	1,196,105
Synopsys, Inc.*	3,300	238,029
The Dun & Bradstreet Corp.	900	97,146

		22,084,000

Telecommunications — 3.4%
AT&T, Inc.	135,593	5,633,889
CenturyLink, Inc.	12,326	290,524
Cisco Systems, Inc.	110,380	3,730,844
Corning, Inc.	20,915	564,705
Juniper Networks, Inc.	7,971	221,833
Level 3 Communications, Inc.*	6,600	377,652
Motorola Solutions, Inc.	3,488	300,736
Verizon Communications, Inc.	90,039	4,389,401

		15,509,584

Textiles — 0.1%
Mohawk Industries, Inc.*	1,400	321,286

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,412	240,766
Mattel, Inc.	7,481	191,588

		432,354

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,139	242,613
CSX Corp.	20,466	952,692
Expeditors International of Washington, Inc.	3,882	219,294
FedEx Corp.	5,366	1,047,175
J.B. Hunt Transport Services, Inc.	2,000	183,480
Kansas City Southern	2,400	205,824
Norfolk Southern Corp.	6,352	711,234
Ryder System, Inc.	1,125	84,870
Union Pacific Corp.	18,120	1,919,271

	Number of Shares	Value†

Transportation — (continued)
United Parcel Service, Inc., Class B	15,074	$1,617,440

		7,183,893

Water — 0.1%
American Water Works Co., Inc.	3,800	295,526

TOTAL COMMON STOCKS (Cost $227,862,119)		434,019,209

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apartments — 0.4%
Apartment Investment & Management Co., Class A	3,662	162,410
AvalonBay Communities, Inc.	2,992	549,331
Equity Residential	7,892	491,040
Essex Property Trust, Inc.	1,400	324,142
Mid-America Apartment Communities, Inc.	2,500	254,350
UDR, Inc.	6,000	217,560

		1,998,833

Building & Real Estate — 0.1%
Realty Income Corp.	6,100	363,133

Commercial Services — 0.1%
Iron Mountain, Inc.	5,697	203,212

Diversified — 0.6%
American Tower Corp.	9,459	1,149,647
Digital Realty Trust, Inc.	3,500	372,365
Vornado Realty Trust	3,787	379,874
Weyerhaeuser Co.	16,301	553,908

		2,455,794

Healthcare — 0.3%
HCP, Inc.	10,040	314,051
Ventas, Inc.	7,653	497,751
Welltower, Inc.	8,100	573,642

		1,385,444

Hotels & Resorts — 0.1%
Host Hotels & Resorts, Inc.	16,376	305,576

Industrial — 0.1%
Prologis, Inc.	11,499	596,568

Office Property — 0.2%
Alexandria Real Estate Equities, Inc.	2,000	221,040
Boston Properties, Inc.	3,442	455,755
SL Green Realty Corp.	2,300	245,226

		922,021

Regional Malls — 0.4%
GGP, Inc.	12,500	289,750
Simon Property Group, Inc.	7,128	1,226,230
The Macerich Co.	2,800	180,320

		1,696,300

Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	2,800	208,292

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INDEX 500 FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Public Storage	3,316	$725,906

		934,198

Strip Centers — 0.1%
Federal Realty Investment Trust	1,600	213,600
Kimco Realty Corp.	9,564	211,269
Regency Centers Corp.	3,200	212,434

		637,303

Telecommunications — 0.3%
Crown Castle International Corp.	7,900	746,155
Equinix, Inc.	1,735	694,642

		1,440,797

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,337,698)		12,939,179

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill¤
0.685%, 08/03/17 (Cost $374,115)	375	373,996

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,684,940)	3,684,940	3,684,940

TOTAL INVESTMENTS — 100.2% (Cost $241,258,872)(a)		$451,017,324

Other Assets & Liabilities — (0.2)%		(883,218)

TOTAL NET ASSETS — 100.0%		$450,134,106

†	See Security Valuation Note.
*	Non-income producing security.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $249,597,729. Net unrealized appreciation was $201,419,595. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $215,174,788 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,755,193.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$434,019,209	$434,019,209	$—	$—
REAL ESTATE INVESTMENT TRUSTS	12,939,179	12,939,179	—	—
U.S. TREASURY OBLIGATIONS	373,996	—	373,996	—
SHORT-TERM INVESTMENTS	3,684,940	3,684,940	—	—

TOTAL INVESTMENTS	$451,017,324	$450,643,328	$373,996	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.5%
Harris Corp.	14,979	$1,666,713

Apparel — 1.3%
Burberry Group PLC	66,008	1,425,770

Auto Parts & Equipment — 2.8%
BorgWarner, Inc.	53,023	2,215,831
WABCO Holdings, Inc.*	7,203	845,776

		3,061,607

Banks — 5.6%
First Republic Bank	22,243	2,086,616
Northern Trust Corp.	25,173	2,179,478
Signature Bank*	12,307	1,826,236

		6,092,330

Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	27,548	1,676,296

Chemicals — 0.7%
Axalta Coating Systems Ltd.*	22,840	735,448

Commercial Services — 5.1%
Allegion PLC	6,516	493,261
CoStar Group, Inc.*	12,937	2,680,805
MarketAxess Holdings, Inc.	4,082	765,334
Verisk Analytics, Inc.*	20,266	1,644,384

		5,583,784

Distribution & Wholesale — 3.9%
Fastenal Co.	81,390	4,191,585

Diversified Financial Services — 4.6%
CME Group, Inc.	24,602	2,922,717
Ellie Mae, Inc.*	11,073	1,110,290
Oaktree Capital Group LLC	20,566	931,640

		4,964,647

Electrical Components & Equipment — 0.9%
Generac Holdings, Inc.*	26,382	983,521

Electronics — 2.3%
Trimble, Inc.*	76,680	2,454,527

Food — 5.7%
Blue Buffalo Pet Products, Inc.*	49,829	1,146,067
Snyder’s-Lance, Inc.	34,542	1,392,388
The Hain Celestial Group, Inc.*	41,999	1,562,363
Whole Foods Market, Inc.	70,490	2,094,963

		6,195,781

Healthcare Products — 6.9%
Align Technology, Inc.*	15,936	1,828,019
Edwards Lifesciences Corp.*	22,476	2,114,317
Intuitive Surgical, Inc.*	4,625	3,544,924

		7,487,260

Healthcare Services — 2.3%
Acadia Healthcare Co., Inc.*	16,704	728,294

	Number of Shares	Value†

Healthcare Services — (continued)
Laboratory Corp. of America Holdings*	12,503	$1,793,806

		2,522,100

Household Products & Wares — 1.0%
The Scotts Miracle-Gro Co.	11,642	1,087,246

Internet — 5.5%
GrubHub, Inc.*	56,430	1,855,983
MercadoLibre, Inc.	10,327	2,183,850
Pandora Media, Inc.*	165,922	1,959,539

		5,999,372

Leisure Time — 2.0%
Polaris Industries, Inc.	26,083	2,185,755

Machinery — Diversified — 2.8%
IDEX Corp.	17,668	1,652,135
Wabtec Corp.	17,193	1,341,054

		2,993,189

Miscellaneous Manufacturing — 1.1%
A.O. Smith Corp.	23,909	1,223,184

Oil & Gas — 4.0%
Cabot Oil & Gas Corp.	45,004	1,076,046
Cimarex Energy Co.	7,371	880,761
Continental Resources, Inc.*	26,836	1,218,891
Noble Energy, Inc.	32,918	1,130,404

		4,306,102

Pharmaceuticals — 9.0%
ACADIA Pharmaceuticals, Inc.*	50,336	1,730,552
Alkermes PLC*	35,911	2,100,793
BioMarin Pharmaceutical, Inc.*	18,523	1,625,949
Jazz Pharmaceuticals PLC*	1,875	272,119
Pacira Pharmaceuticals, Inc.*	14,424	657,734
Zoetis, Inc.	62,770	3,350,035

		9,737,182

Retail — 11.4%
Duluth Holdings, Inc., Class B*	20,313	432,464
Dunkin’ Brands Group, Inc.	42,299	2,312,909
Kate Spade & Co.*	62,570	1,453,501
Lululemon Athletica, Inc.*	28,274	1,466,572
Tiffany & Co.	29,318	2,794,006
Tractor Supply Co.	34,225	2,360,498
Williams-Sonoma, Inc.	28,706	1,539,216

		12,359,166

Semiconductors — 4.1%
Maxim Integrated Products, Inc.	33,127	1,489,390
Microchip Technology, Inc.	39,950	2,947,511

		4,436,901

Software — 8.4%
Electronic Arts, Inc.*	32,235	2,885,677
Guidewire Software, Inc.*	19,652	1,106,997
Red Hat, Inc.*	23,667	2,047,196
ServiceNow, Inc.*	26,809	2,344,983

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Tyler Technologies, Inc.*	4,393	$678,982

		9,063,835

Telecommunications — 0.7%
Arista Networks, Inc.*	5,616	742,828

Transportation — 2.1%
Expeditors International of Washington, Inc.	40,420	2,283,326

TOTAL COMMON STOCKS (Cost $93,863,022)		105,459,455

SHORT-TERM INVESTMENTS — 3.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $3,960,312)	3,960,312	3,960,312

TOTAL INVESTMENTS — 100.8% (Cost $97,823,334)(a)		$109,419,767

Other Assets & Liabilities — (0.8)%		(880,003)

TOTAL NET ASSETS — 100.0%		$108,539,764

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $98,243,026. Net unrealized appreciation was $11,176,741. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,602,574 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,425,833.

LLC — Limited Liability Company.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP GROWTH FUND

Country Weightings as of 03/31/2017††
United States	93%
Ireland	3
Argentina	2
Canada	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$105,459,455	$105,459,455	$—	$—
SHORT-TERM INVESTMENTS	3,960,312	3,960,312	—	—

TOTAL INVESTMENTS	$109,419,767	$109,419,767	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,216,464 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 95.1%
Aerospace & Defense — 12.7%
AerCap Holdings N.V.*	119,000	$5,470,430
B/E Aerospace, Inc.	71,900	4,609,509
General Dynamics Corp.	29,350	5,494,320
Orbital ATK, Inc.	43,200	4,233,600
Spirit AeroSystems Holdings, Inc., Class A	43,100	2,496,352

		22,304,211

Airlines — 2.0%
American Airlines Group, Inc.	84,700	3,582,810

Auto Parts & Equipment — 0.0%
Adient PLC	1	65

Banks — 5.4%
BB&T Corp.	52,200	2,333,340
Comerica, Inc.	52,600	3,607,308
State Street Corp.	44,800	3,566,528

		9,507,176

Building Materials — 2.4%
Johnson Controls International PLC	99,129	4,175,314

Chemicals — 4.2%
Ashland Global Holdings, Inc.	33,900	4,197,159
Valvoline, Inc.	129,500	3,179,225

		7,376,384

Commercial Services — 1.8%
Avis Budget Group, Inc.*	105,500	3,120,690

Computers — 5.3%
Teradata Corp.*	110,200	3,429,424
Western Digital Corp.	70,723	5,836,769

		9,266,193

Electric — 5.4%
AES Corp.	270,700	3,026,426
Edison International	46,100	3,670,021
Flex Ltd.*	161,300	2,709,840

		9,406,287

Electronics — 1.4%
Itron, Inc.*	39,400	2,391,580

Entertainment — 1.1%
Lions Gate Entertainment Corp., Class A	39,100	1,038,496
Lions Gate Entertainment Corp., Class B*	39,100	953,258

		1,991,754

Environmental Control — 2.3%
Covanta Holding Corp.	254,500	3,995,650

Food — 3.8%
Whole Foods Market, Inc.	223,400	6,639,448

Gas — 2.5%
CenterPoint Energy, Inc.	160,000	4,411,200

	Number of Shares	Value†

Healthcare Products — 3.5%
Zimmer Biomet Holdings, Inc.	49,900	$6,093,289

Healthcare Services — 2.0%
Quintiles IMS Holdings Inc.*	43,600	3,511,108

Home Furnishings — 2.0%
Whirlpool Corp.	20,300	3,477,999

Household Products & Wares — 1.8%
Avery Dennison Corp.	38,500	3,103,100

Lodging — 1.6%
Wyndham Worldwide Corp.	33,500	2,823,715

Media — 1.2%
CBS Corp., Class B	30,900	2,143,224

Miscellaneous Manufacturing — 2.4%
Valmont Industries, Inc.	26,900	4,182,950

Oil & Gas — 3.9%
Cabot Oil & Gas Corp.	148,400	3,548,244
Devon Energy Corp.	78,900	3,291,708

		6,839,952

Pharmaceuticals — 3.6%
Perrigo Co. PLC	50,000	3,319,500
Teva Pharmaceutical Industries Ltd. ADR	96,300	3,090,267

		6,409,767

Pipelines — 3.6%
ONEOK, Inc.	67,000	3,714,480
The Williams Cos., Inc.	89,700	2,654,223

		6,368,703

Retail — 2.9%
Best Buy Co., Inc.	36,900	1,813,635
Macy’s, Inc.	57,800	1,713,192
Office Depot, Inc.	356,100	1,661,207

		5,188,034

Savings & Loans — 2.4%
BankUnited, Inc.	115,200	4,298,112

Semiconductors — 6.1%
ON Semiconductor Corp.*	314,200	4,866,958
Skyworks Solutions, Inc.	58,900	5,771,022

		10,637,980

Software — 5.0%
Check Point Software Technologies Ltd.*	49,200	5,050,872
Nuance Communications, Inc.*	213,788	3,700,670

		8,751,542

Telecommunications — 2.8%
Amdocs Ltd.	79,500	4,848,705

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
TOTAL COMMON STOCKS (Cost $129,600,186)		$166,846,942

REAL ESTATE INVESTMENT TRUSTS — 4.2%
Building & Real Estate — 4.2%
Colony Starwood Homes	108,020	3,667,279
Starwood Property Trust, Inc.	165,900	3,746,022
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,832,889)		7,413,301

RIGHTS — 0.0%
Food — 0.0%
Safeway Casa Ley CVR, 01/30/19*~	47,300	0
Safeway PDC CVR, 01/30/17*~	47,300	0

TOTAL RIGHTS (Cost $50,313)		0

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,202,356)	1,202,356	1,202,356

TOTAL INVESTMENTS — 100.0% (Cost $136,685,744)(a)		$175,462,599

Other Assets & Liabilities — 0.0%		38,399

TOTAL NET ASSETS — 100.0%		$175,500,998

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $136,685,744. Net unrealized appreciation was $38,776,855. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $44,294,450 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,517,595.
~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is 0.
ADR	— American Depository Receipt.
CVR	— Contingent Valued Rights.
PLC	— Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CAP VALUE FUND

Country Weightings as of 03/31/2017††
United States	86%
Israel	5
Ireland	4
Netherlands	3
Singapore	2
Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$166,846,942	$166,846,942	$—	$—
REAL ESTATE INVESTMENT TRUSTS	7,413,301	7,413,301	—	—
RIGHTS	—	—	—	—
SHORT-TERM INVESTMENTS	1,202,356	1,202,356	—	—
TOTAL INVESTMENTS	$175,462,599	$175,462,599	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 90.2%
Apparel — 0.5%
Ralph Lauren Corp.	5,281	$431,035

Auto Manufacturers — 0.9%
Honda Motor Co. Ltd. ADR	29,075	879,809

Auto Parts & Equipment — 1.0%
Delphi Automotive PLC	11,871	955,497

Banks — 10.5%
Bank of Hawaii Corp.	5,770	475,217
BB&T Corp.	26,833	1,199,435
Comerica, Inc.	7,657	525,117
Commerce Bancshares, Inc.	16,669	936,131
M&T Bank Corp.	6,585	1,018,897
Northern Trust Corp.	32,006	2,771,080
State Street Corp.	8,150	648,822
SunTrust Banks, Inc.	6,640	367,192
The PNC Financial Services Group, Inc.	7,789	936,549
UMB Financial Corp.	5,041	379,638
Westamerica Bancorporation	13,969	779,889

		10,037,967

Building Materials — 3.0%
Johnson Controls International PLC	68,648	2,891,454

Computers — 0.7%
NetApp, Inc.	16,966	710,027

Diversified Financial Services — 3.3%
Ameriprise Financial, Inc.	8,454	1,096,315
Invesco Ltd.	44,386	1,359,543
T. Rowe Price Group, Inc.	10,660	726,479

		3,182,337

Electric — 6.9%
Ameren Corp.	12,220	667,090
Consolidated Edison, Inc.	7,571	587,964
Edison International	17,092	1,360,694
Eversource Energy	6,939	407,874
NorthWestern Corp.	9,828	576,904
PG&E Corp.	21,040	1,396,214
Westar Energy, Inc.	5,155	279,762
Xcel Energy, Inc.	29,417	1,307,586

		6,584,088

Electrical Components & Equipment — 2.0%
Emerson Electric Co.	11,957	715,746
Hubbell, Inc.	9,875	1,185,494

		1,901,240

Electronics — 3.3%
Keysight Technologies, Inc.*	32,370	1,169,852
Koninklijke Philips N.V.	33,899	1,089,608
TE Connectivity Ltd.	12,381	923,003

		3,182,463

Environmental Control — 1.2%
Republic Services, Inc.	18,331	1,151,370

	Number of Shares	Value†

Food — 5.9%
Conagra Brands, Inc.	35,746	$1,441,994
General Mills, Inc.	11,279	665,574
Kellogg Co.	11,248	816,717
Lamb Weston Holdings, Inc.	7,019	295,219
Mondelez International, Inc., Class A	26,964	1,161,609
Sysco Corp.	14,314	743,183
The J.M. Smucker Co.	3,774	494,696

		5,618,992

Gas — 1.3%
Atmos Energy Corp.	7,178	566,990
Spire, Inc.	10,540	711,450

		1,278,440

Healthcare Products — 3.6%
Baxter International, Inc.	14,115	732,004
STERIS PLC	10,814	751,140
Zimmer Biomet Holdings, Inc.	15,842	1,934,467

		3,417,611

Healthcare Services — 3.0%
HCA Holdings, Inc.*	7,125	634,054
LifePoint Health, Inc.*	20,789	1,361,680
Quest Diagnostics, Inc.	8,291	814,093

		2,809,827

Home Builders — 0.9%
PulteGroup, Inc.	35,699	840,711

Insurance — 6.1%
Aflac, Inc.	6,564	475,365
Brown & Brown, Inc.	16,138	673,277
Chubb, Ltd.	9,286	1,265,218
MetLife, Inc.	8,354	441,258
ProAssurance Corp.	7,372	444,163
Reinsurance Group of America, Inc.	6,641	843,274
The Allstate Corp.	5,129	417,962
Torchmark Corp.	4,085	314,708
Unum Group	20,459	959,323

		5,834,548

Leisure Time — 0.8%
Carnival Corp.	12,545	739,026

Machinery — Diversified — 1.4%
Cummins, Inc.	5,346	808,315
Rockwell Automation, Inc.	3,118	485,504

		1,293,819

Miscellaneous Manufacturing — 3.3%
Ingersoll-Rand PLC	15,206	1,236,552
ITT, Inc.	3,401	139,509
Parker-Hannifin Corp.	3,561	570,899
Textron, Inc.	24,200	1,151,678

		3,098,638

Oil & Gas — 9.6%
Anadarko Petroleum Corp.	18,729	1,161,198
Cimarex Energy Co.	2,653	317,007

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CORE VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Devon Energy Corp.	21,470	$895,728
EQT Corp.	28,162	1,720,698
Helmerich & Payne, Inc.	5,185	345,166
Imperial Oil Ltd.	52,009	1,584,694
Marathon Petroleum Corp.	13,998	707,459
Noble Energy, Inc.	37,624	1,292,008
Occidental Petroleum Corp.	18,311	1,160,185

		9,184,143

Oil & Gas Services — 3.0%
Baker Hughes, Inc.	23,711	1,418,392
Frank’s International N.V.	8,996	95,088
Halliburton Co.	6,922	340,632
National Oilwell Varco, Inc.	26,215	1,050,959

		2,905,071

Packaging and Containers — 2.6%
Bemis Co., Inc.	15,313	748,193
Sonoco Products Co.	13,882	734,636
WestRock Co.	18,509	963,023

		2,445,852

Pharmaceuticals — 3.5%
Abbott Laboratories	13,358	593,229
Cardinal Health, Inc.	10,110	824,471
Express Scripts Holding Co.*	8,496	559,971
McKesson Corp.	4,419	655,161
Mead Johnson Nutrition Co.	7,540	671,663

		3,304,495

Pipelines — 0.2%
Spectra Energy Partners LP	5,082	221,880

Retail — 2.8%
Advance Auto Parts, Inc.	6,929	1,027,293
CST Brands, Inc.	13,499	649,167
L Brands, Inc.	3,968	186,893
Target Corp.	13,816	762,505

		2,625,858

Savings & Loans — 0.9%
Capitol Federal Financial, Inc.	57,295	838,226

Semiconductors — 5.5%
Applied Materials, Inc.	44,478	1,730,194
Lam Research Corp.	8,566	1,099,532
Maxim Integrated Products, Inc.	27,318	1,228,217
Teradyne, Inc.	36,535	1,136,239

		5,194,182

Telecommunications — 0.9%
Level 3 Communications, Inc.*	14,806	847,199

Toys, Games & Hobbies — 0.6%
Mattel, Inc.	20,952	536,581

Transportation — 1.0%
Heartland Express, Inc.	49,699	996,465

	Number of Shares	Value†

TOTAL COMMON STOCKS (Cost $72,958,761)		$85,938,851

REAL ESTATE INVESTMENT TRUSTS — 4.4%
Diversified — 2.7%
American Tower Corp.	6,110	742,609
Weyerhaeuser Co.	53,020	1,801,620

		2,544,229

Hotels & Resorts — 0.5%
MGM Growth Properties LLC, Class A	19,284	521,632

Office Property — 1.2%
Empire State Realty Trust, Inc., Class A	18,492	381,675
Piedmont Office Realty Trust, Inc., Class A	36,690	784,432

		1,166,107

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,668,953)		4,231,968

EXCHANGE TRADED FUNDS — 2.2%
Investment Companies — 2.2%
iShares Russell Mid-Cap Value Index Fund (Cost $1,917,982)	25,027	2,076,991

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,276,789)	2,276,789	2,276,789

TOTAL INVESTMENTS — 99.2% (Cost $80,822,485)(a)		$94,524,599

Other Assets & Liabilities — 0.8%		807,224

TOTAL NET ASSETS — 100.0%		$95,331,823

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $81,976,894. Net unrealized appreciation was $12,547,705. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,901,139 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,353,434.

ADR — American Depository Receipt.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MID CORE VALUE FUND

Country Weightings as of 03/31/2017††
United States	89%
Ireland	3
Canada	2
Switzerland	2
United Kingdom	2
Japan	1
Netherlands	1

Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$85,938,851	$85,938,851	$—	$—
REAL ESTATE INVESTMENT TRUSTS	4,231,968	4,231,968	—	—
EXCHANGE TRADED FUNDS	2,076,991	2,076,991	—	—
SHORT-TERM INVESTMENTS	2,276,789	2,276,789	—	—
TOTAL INVESTMENTS	$94,524,599	$94,524,599	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,109,306 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.5%
Aerovironment, Inc.*	31,634	$886,701
L3 Technologies, Inc.	3,486	576,201

		1,462,902

Auto Parts & Equipment — 1.0%
WABCO Holdings, Inc.*	5,197	610,232

Banks — 3.1%
Eagle Bancorp, Inc.*	16,529	986,781
First Republic Bank	9,064	850,294

		1,837,075

Beverages — 1.3%
MGP Ingredients, Inc.	14,628	793,276

Biotechnology — 2.2%
Acceleron Pharma, Inc.*	11,196	296,358
Alder Biopharmaceuticals, Inc.*	10,742	223,434
Exelixis, Inc.*	23,976	519,560
Ultragenyx Pharmaceutical, Inc.*	4,117	279,050

		1,318,402

Building Materials — 2.1%
Fortune Brands Home & Security, Inc.	12,010	730,808
Summit Materials, Inc., Class A*	21,347	527,483

		1,258,291

Chemicals — 4.3%
Ashland Global Holdings, Inc.	6,739	834,355
RPM International, Inc.	25,565	1,406,842
Valvoline, Inc.	13,134	322,440

		2,563,637

Commercial Services — 6.1%
FleetCor Technologies, Inc.*	2,542	384,935
Gartner, Inc.*	2,824	304,964
Global Payments, Inc.	15,097	1,218,026
Healthcare Services Group, Inc.	26,052	1,122,581
Total System Services, Inc.	11,525	616,126

		3,646,632

Computers — 2.7%
Electronics For Imaging, Inc.*	26,088	1,273,877
Kornit Digital Ltd.*	16,982	324,356

		1,598,233

Distribution & Wholesale — 1.0%
Fastenal Co.	11,697	602,396

Diversified Financial Services — 5.3%
Affiliated Managers Group, Inc.	5,703	934,950
Evercore Partners, Inc., Class A	5,558	432,968
Lazard Ltd., Class A	26,986	1,241,086
SLM Corp.*	42,448	513,621

		3,122,625

Electrical Components & Equipment — 1.1%
Hubbell, Inc.	5,620	674,681

	Number of Shares	Value†

Electronics — 7.5%
Agilent Technologies, Inc.	11,954	$632,008
Amphenol Corp., Class A	8,397	597,615
Badger Meter, Inc.	23,009	845,581
Mettler-Toledo International, Inc.*	1,912	915,676
PerkinElmer, Inc.	11,120	645,627
Sensata Technologies Holding NV*	18,451	805,755

		4,442,262

Food — 3.5%
Blue Buffalo Pet Products, Inc.*	25,006	575,138
Snyder’s-Lance, Inc.	11,699	471,587
TreeHouse Foods, Inc.*	7,986	676,095
Whole Foods Market, Inc.	11,838	351,825

		2,074,645

Healthcare Products — 5.7%
ABIOMED, Inc.*	5,426	679,335
C.R. Bard, Inc.	3,607	896,484
ICU Medical, Inc.*	3,870	590,949
IDEXX Laboratories, Inc.*	2,906	449,296
Nevro Corp.*	7,924	742,479

		3,358,543

Healthcare Services — 0.9%
Acadia Healthcare Co., Inc.*	12,335	537,806

Home Builders — 1.1%
M/I Homes, Inc.*	25,722	630,189

Household Products & Wares — 1.3%
Avery Dennison Corp.	9,827	792,056

Internet — 2.1%
GoDaddy, Inc., Class A*	27,291	1,034,329
Yelp, Inc.*	6,796	222,569

		1,256,898

Machinery — Diversified — 10.6%
Cognex Corp.	5,523	463,656
Graco, Inc.	9,625	906,097
IDEX Corp.	6,866	642,040
Rockwell Automation, Inc.	3,852	599,795
Tennant Co.	6,354	461,618
The Gorman-Rupp Co.	10,539	330,925
The Middleby Corp.*	9,820	1,339,939
Xylem, Inc.	31,564	1,585,144

		6,329,214

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	9,781	860,239

Oil & Gas — 0.7%
Concho Resources, Inc.*	3,388	434,816

Oil & Gas Services — 0.4%
Dril-Quip, Inc.*	4,029	219,782

Pharmaceuticals — 4.9%
ACADIA Pharmaceuticals, Inc.*	13,648	469,218

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMID CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Agios Pharmaceuticals, Inc.*	8,605	$502,532
Alkermes PLC*	14,463	846,086
Galapagos NV*	3,649	314,507
Neurocrine Biosciences, Inc.*	9,614	416,286
Revance Therapeutics, Inc.*	8,868	184,455
TESARO, Inc.*	1,131	174,027

		2,907,111

Real Estate — 1.4%
HFF, Inc., Class A	29,385	813,083

Retail — 14.0%
Advance Auto Parts, Inc.	4,904	727,067
Burlington Stores, Inc.*	11,861	1,153,957
Chipotle Mexican Grill, Inc.*	2,223	990,391
Five Below, Inc.*	14,382	622,884
Jack in the Box, Inc.	6,166	627,206
Kate Spade & Co.*	21,165	491,663
Panera Bread Co., Class A*	4,674	1,223,980
PVH Corp.	2,874	297,373
Shake Shack, Inc., Class A*	9,597	320,540
Tractor Supply Co.	6,135	423,131
Ulta Beauty, Inc.*	3,041	867,384
Wingstop, Inc.	20,951	592,494

		8,338,070

Semiconductors — 1.6%
Cavium, Inc.*	5,608	401,869
Qorvo, Inc.*	5,475	375,366
Xilinx, Inc.	2,988	172,976

		950,211

Software — 9.2%
Black Knight Financial Services, Inc., Class A*	30,775	1,178,682
Evolent Health, Inc., Class A*	16,464	367,147
Guidewire Software, Inc.*	10,926	615,462
InterXion Holding NV*	17,454	690,480
Red Hat, Inc.*	7,429	642,609
ServiceNow, Inc.*	5,673	496,217
Splunk, Inc.*	8,780	546,906
Tyler Technologies, Inc.*	6,091	941,425

		5,478,928

Telecommunications — 0.6%
SBA Communications Corp.*	2,919	351,360

TOTAL COMMON STOCKS (Cost $54,557,474)		59,263,595

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $557,281)	557,281	557,281

TOTAL INVESTMENTS — 100.6% (Cost $55,114,755)(a)		$59,820,876

Other Assets & Liabilities — (0.6)%		(362,748)

TOTAL NET ASSETS — 100.0%		$59,458,128

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $55,178,467. Net unrealized appreciation was $4,642,409. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,327,331 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $684,922.
PLC	— Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMID CAP GROWTH FUND

Country Weightings as of 03/31/2017††
United States	94%
Bermuda	2
Belgium	1
Ireland	1
Israel	1
Netherlands	1
Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$59,263,595	$59,263,595	$—	$—
SHORT-TERM INVESTMENTS	557,281	557,281	—	—

TOTAL INVESTMENTS	$59,820,876	$59,820,876	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 93.2%
Aerospace & Defense — 1.1%
Esterline Technologies Corp.*	10,270	$883,734

Airlines — 1.3%
SkyWest, Inc.	30,750	1,053,188

Apparel — 0.6%
Crocs, Inc.*	68,670	485,497

Auto Manufacturers — 1.4%
Oshkosh Corp.	16,900	1,159,171

Auto Parts & Equipment — 3.4%
Dana, Inc.	51,970	1,003,541
Lear Corp.	5,310	751,790
Tenneco, Inc.	16,730	1,044,286

		2,799,617

Banks — 10.6%
Associated Banc-Corp.	37,790	922,076
Comerica, Inc.	19,705	1,351,369
Fulton Financial Corp.	46,910	837,344
Huntington Bancshares, Inc.	106,780	1,429,784
Synovus Financial Corp.	24,020	985,300
Texas Capital Bancshares, Inc.*	10,560	881,232
Webster Financial Corp.	20,888	1,045,236
Zions Bancorporation	32,990	1,385,580

		8,837,921

Chemicals — 1.7%
Huntsman Corp.	29,510	724,175
Ingevity Corp.*	10,969	667,464

		1,391,639

Commercial Services — 4.5%
ABM Industries, Inc.	13,420	585,112
Booz Allen Hamilton Holding Corp.	34,390	1,217,062
Quanta Services, Inc.*	24,140	895,835
Sotheby’s*	23,300	1,059,684

		3,757,693

Computers — 3.4%
Genpact Ltd.	41,190	1,019,864
NCR Corp.*	21,190	967,959
VeriFone Systems, Inc.*	44,060	825,244

		2,813,067

Diversified Financial Services — 0.6%
OneMain Holdings, Inc.*	19,580	486,563

Electric — 2.3%
PNM Resources, Inc.	27,730	1,026,010
Portland General Electric Co.	19,270	855,973

		1,881,983

Electrical Components & Equipment — 1.2%
EnerSys	12,380	977,277

Electronics — 2.2%
Avnet, Inc.	24,680	1,129,357

	Number of Shares	Value†

Electronics — (continued)
Vishay Intertechnology, Inc.	42,410	$697,644

		1,827,001

Engineering & Construction — 2.7%
AECOM*	29,444	1,047,912
Tutor Perini Corp.*	38,700	1,230,660

		2,278,572

Entertainment — 1.4%
Regal Entertainment Group, Class A	53,340	1,204,417

Food — 0.5%
Ingredion, Inc.	3,859	464,739

Gas — 0.6%
Southwest Gas Holdings, Inc.	5,950	493,315

Hand & Machine Tools — 1.4%
Regal Beloit Corp.*	15,500	1,172,575

Healthcare Services — 4.9%
ICON PLC*	15,150	1,207,758
LifePoint Health, Inc.*	18,170	1,190,135
Molina Healthcare, Inc.*	17,840	813,504
WellCare Health Plans, Inc.*	6,270	879,117

		4,090,514

Home Builders — 2.3%
CalAtlantic Group, Inc.	30,680	1,148,966
PulteGroup, Inc.	31,860	750,303

		1,899,269

Insurance — 8.1%
American Financial Group, Inc.	13,780	1,314,888
Essent Group Ltd.*	31,334	1,133,351
First American Financial Corp.	23,420	919,938
Reinsurance Group of America, Inc.	9,610	1,220,278
Selective Insurance Group, Inc.	16,520	778,918
The Hanover Insurance Group, Inc.	5,290	476,417
Validus Holdings Ltd.	15,850	893,781

		6,737,571

Internet — 1.1%
CDW Corp.	16,410	947,021

Machinery — Construction & Mining — 1.2%
Terex Corp.	32,880	1,032,432

Machinery — Diversified — 1.2%
SPX FLOW, Inc.*	28,360	984,376

Media — 0.8%
Scholastic Corp.	15,710	668,775

Miscellaneous Manufacturing — 2.0%
ITT, Inc.	15,760	646,475
Trinseo SA	14,690	985,699

		1,632,174

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — 4.7%
Helmerich & Payne, Inc.	16,370	$1,089,751
Oasis Petroleum, Inc.*	63,080	899,521
QEP Resources, Inc.*	77,160	980,703
SM Energy Co.	38,610	927,412

		3,897,387

Oil & Gas Services — 4.3%
HollyFrontier Corp.	20,440	579,270
Oil States International, Inc.*	23,910	792,617
RPC, Inc.	55,720	1,020,233
SRC Energy, Inc.*	139,330	1,175,945

		3,568,065

Packaging and Containers — 1.5%
Graphic Packaging Holding Co.	94,200	1,212,354

Pharmaceuticals — 0.7%
Horizon Pharma PLC*	39,980	590,904

Retail — 7.0%
Big Lots, Inc.	9,046	440,359
Bloomin’ Brands, Inc.	57,730	1,139,013
Brinker International, Inc.	22,845	1,004,266
Burlington Stores, Inc.*	7,485	728,216
Caleres, Inc.	25,280	667,898
The Children’s Place, Inc.	6,107	733,145
The Michaels Cos, Inc.*	47,950	1,073,600

		5,786,497

Semiconductors — 4.2%
Cypress Semiconductor Corp.	83,500	1,148,960
Integrated Device Technology, Inc.*	30,120	712,940
Mellanox Technologies Ltd.*	11,140	567,583
Qorvo, Inc.*	14,990	1,027,715

		3,457,198

Software — 1.4%
Verint Systems, Inc.*	27,530	1,194,114

Telecommunications — 4.1%
Amdocs Ltd.	20,615	1,257,309
Anixter International, Inc.*	14,160	1,122,888
Infinera Corp.*	50,670	518,354
NETGEAR, Inc.*	11,163	553,127

		3,451,678

Transportation — 2.8%
Atlas Air Worldwide Holdings, Inc.*	14,620	810,679
Ryder System, Inc.	9,580	722,715
Werner Enterprises, Inc.	29,970	785,214

		2,318,608

TOTAL COMMON STOCKS (Cost $61,893,778)		77,436,906

REAL ESTATE INVESTMENT TRUSTS — 3.6%
Apartments — 1.3%
Education Realty Trust, Inc.	27,340	1,116,839

	Number of Shares	Value†

Office Property — 2.3%
Empire State Realty Trust, Inc., Class A	33,180	$684,835
Gramercy Property Trust	46,033	1,210,659

		1,895,494

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,021,523)		3,012,333

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,387,765)	1,387,765	1,387,765

TOTAL INVESTMENTS — 98.5% (Cost $66,303,066)(a)		$81,837,004

Other Assets & Liabilities — 1.5%		1,204,990

TOTAL NET ASSETS — 100.0%		$83,041,994

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $66,399,153. Net unrealized appreciation was $15,437,851. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,537,551 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,099,700.
PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$77,436,906	$77,436,906	$—	$—
REAL ESTATE INVESTMENT TRUSTS	3,012,333	3,012,333	—	—
SHORT-TERM INVESTMENTS	1,387,765	1,387,765	—	—

TOTAL INVESTMENTS	$81,837,004	$81,837,004	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.4%
HEICO Corp., Class A	29,081	$2,181,075

Apparel — 0.7%
Carter’s, Inc.	7,364	661,287

Auto Parts & Equipment — 1.1%
Gentherm, Inc.*	13,670	536,547
Visteon Corp.*	4,810	471,140

		1,007,687

Banks — 2.1%
Bank of the Ozarks, Inc.	12,575	654,026
Kearny Financial Corp.	39,534	594,987
SVB Financial Group*	3,741	696,162

		1,945,175

Beverages — 0.3%
Britvic PLC	33,152	268,946

Biotechnology — 1.6%
Ligand Pharmaceuticals, Inc.*	6,736	712,938
NeoGenomics, Inc.*	45,425	358,404
Puma Biotechnology, Inc.*	9,576	356,227

		1,427,569

Building Materials — 1.5%
Summit Materials, Inc., Class A*	26,978	666,634
Trex Co., Inc.*	9,734	675,442

		1,342,076

Chemicals — 3.4%
CSW Industrials, Inc.*	19,715	723,541
H.B. Fuller Co.	10,630	548,083
Sensient Technologies Corp.	23,163	1,835,899

		3,107,523

Commercial Services — 15.1%
Alarm.com Holdings, Inc.*	18,623	572,471
CEB, Inc.	14,077	1,106,452
CoStar Group, Inc.*	4,423	916,534
Euronet Worldwide, Inc.*	23,198	1,983,893
Gartner, Inc.*	7,273	785,412
Healthcare Services Group, Inc.	21,112	909,716
HealthEquity, Inc.*	14,907	632,802
MarketAxess Holdings, Inc.	6,631	1,243,246
MAXIMUS, Inc.	16,751	1,041,912
Nord Anglia Education Inc.*	44,405	1,125,223
Rollins, Inc.	16,855	625,826
ServiceMaster Global Holdings, Inc.*	42,277	1,765,065
SP Plus Corp.*	12,820	432,675
The Advisory Board Co.*	12,280	574,704

		13,715,931

Computers — 3.8%
Cadence Design Systems, Inc.*	65,813	2,066,528
Jack Henry & Associates, Inc.	15,377	1,431,599

		3,498,127

Diversified Financial Services — 3.1%
Financial Engines, Inc.	22,698	988,498

	Number of Shares	Value†

Diversified Financial Services — (continued)
LPL Financial Holdings, Inc.	25,933	$1,032,911
SLM Corp.*	38,235	462,643
WisdomTree Investments, Inc.	38,160	346,493

		2,830,545

Electrical Components & Equipment — 2.6%
Belden, Inc.	21,715	1,502,461
EnerSys	11,219	885,628

		2,388,089

Electronics — 3.3%
Coherent, Inc.*	1,475	303,319
CTS Corp.	33,276	708,779
National Instruments Corp.	15,914	518,160
OSI Systems, Inc.*	11,766	858,800
Sensata Technologies Holding NV*	14,877	649,678

		3,038,736

Energy-Alternate Sources — 0.3%
SolarEdge Technologies Inc.*	17,873	278,819

Entertainment — 3.0%
AMC Entertainment Holdings, Inc., Class A	26,716	840,218
Cedar Fair LP	13,805	936,117
Manchester United PLC, Class A	32,130	542,997
National CineMedia, Inc.	35,348	446,445

		2,765,777

Environmental Control — 0.7%
Clean Harbors, Inc.*	10,827	602,198

Food — 0.5%
Amplify Snack Brands, Inc.*	49,778	418,135

Hand & Machine Tools — 0.7%
Kennametal, Inc.	15,536	609,477

Healthcare Products — 4.4%
Bio-Techne Corp.	8,750	889,438
Globus Medical, Inc., Class A*	14,754	437,013
ICU Medical, Inc.*	5,450	832,215
Masimo Corp.*	216	20,144
Merit Medical Systems, Inc.*	16,874	487,659
STERIS PLC	19,602	1,361,555

		4,028,024

Healthcare Services — 1.6%
Catalent, Inc.*	51,946	1,471,111

Holding Companies — 0.3%
Capitol Acquisition Corp. IIII*	26,296	277,423

Hotels & Resorts — 0.4%
Playa Hotels & Resorts NV*	33,082	347,361

Household Products & Wares — 1.1%
Ontex Group NV	30,563	981,402

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 0.7%
RLI Corp.	11,306	$678,586

Internet — 1.9%
ChannelAdvisor Corp.*	27,144	302,656
The Trade Desk Inc., Class A*	10,322	384,494
Zendesk, Inc.*	16,395	459,716
Zillow Group, Inc., Class A*	16,070	543,327

		1,690,193

Machinery — Diversified — 1.6%
Nordson Corp.	8,197	1,006,919
Wabtec Corp.	6,093	475,254

		1,482,173

Medical Instruments — 0.3%
Novadaq Technologies, Inc.*	40,411	314,802

Metal Fabricate/Hardware — 1.2%
Rexnord Corp.*	47,012	1,085,037

Miscellaneous Manufacturing — 2.9%
Hillenbrand, Inc.	21,447	768,875
ITT, Inc.	17,500	717,850
Proto Labs, Inc.*	9,243	472,317
Standex International Corp.	6,675	668,501

		2,627,543

Oil & Gas Services — 0.4%
Dril-Quip, Inc.*	7,485	408,307

Pharmaceuticals — 8.5%
ACADIA Pharmaceuticals, Inc.*	19,663	676,014
Akorn, Inc.*	18,416	443,457
Amicus Therapeutics, Inc.*	27,750	197,858
Axovant Sciences Ltd.*	9,765	145,889
DBV Technologies SA*	13,870	488,501
Diplomat Pharmacy, Inc.*	19,795	315,730
Eagle Pharmaceuticals, Inc.*	10,976	910,350
GW Pharmaceuticals PLC ADR*	3,615	437,198
Heron Therapeutics, Inc.*	26,886	403,290
Ironwood Pharmaceuticals, Inc.*	41,173	702,411
Knight Therapeutics Inc.*	66,568	520,090
Patheon NV*	12,924	340,418
Phibro Animal Health Corp., Class A	23,246	653,213
Prestige Brands Holdings, Inc.*	19,245	1,069,252
Teligent, Inc.*	53,370	416,820

		7,720,491

Publishing / Newspapers — 0.8%
Cimpress NV*	8,436	727,099

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	4,721	526,155
The St. Joe Co.*	19,337	329,696

		855,851

Real Estate Investment Trusts — 1.1%
Lamar Advertising Co., Class A	12,840	959,662

	Number of Shares	Value†

Retail — 5.1%
Biglari Holdings, Inc.*	2,905	$1,254,902
Casey’s General Stores, Inc.	6,987	784,291
Dunkin’ Brands Group, Inc.	11,852	648,067
Sally Beauty Holdings, Inc.*	43,979	898,931
Texas Roadhouse, Inc.	12,600	561,078
Williams-Sonoma, Inc.	9,760	523,331

		4,670,600

Semiconductors — 2.1%
ON Semiconductor Corp.*	89,207	1,381,816
Xperi Corp.	15,630	530,639

		1,912,455

Software — 12.8%
ACI Worldwide, Inc.*	20,126	430,495
athenahealth, Inc.*	5,378	606,047
Blackbaud, Inc.	26,699	2,047,012
Broadridge Financial Solutions, Inc.	29,049	1,973,880
Callidus Software, Inc.*	23,955	511,439
Descartes Systems Group Inc.*	33,005	756,222
Envestnet, Inc.*	24,811	801,395
Guidewire Software, Inc.*	13,484	759,554
Instructure, Inc.*	19,385	453,609
RealPage, Inc.*	25,413	886,914
SPS Commerce, Inc.*	7,713	451,133
SS&C Technologies Holdings, Inc.	55,381	1,960,488

		11,638,188

Telecommunications — 2.0%
Nice Ltd. ADR	26,828	1,823,767

Transportation — 1.7%
Landstar System, Inc.	8,016	686,571
Old Dominion Freight Line, Inc.	10,169	870,161

		1,556,732

TOTAL COMMON STOCKS (Cost $68,305,332)		89,343,979

RIGHTS — 0.1%
Pharmaceuticals — 0.1%
Playa Hotels & Resorts NV	33,082	25,308
Dyax Corp. CVR~	36,639	40,669
TOTAL RIGHTS (Cost $23,158)		65,977

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP GROWTH FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,892,833)	1,892,833	1,892,833

TOTAL INVESTMENTS — 100.2% (Cost $70,221,323)(a)		$91,302,789

Other Assets & Liabilities — (0.2)%		(183,113)

TOTAL NET ASSETS — 100.0%		$91,119,676

~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $40,669.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $70,337,823. Net unrealized appreciation was $20,964,966. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,248,500 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,283,534.

ADR — American Depository Receipt.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP GROWTH FUND

Country Weightings as of 03/31/2017††
United States	89%
United Kingdom	3
Canada	2
Israel	2
Belgium	1
Hong Kong	1
Netherlands	1
Other	1

Total	100%

††	% of total investments as of March 31, 2017

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$89,343,979	$89,343,979	$—	$—
RIGHTS	65,977	25,308	40,669	—
SHORT-TERM INVESTMENTS	1,892,833	1,892,833	—	—

TOTAL INVESTMENTS	$91,302,789	$91,262,120	$40,669	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $1,138,838 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 87.4%
Aerospace & Defense — 2.5%
Curtiss-Wright Corp.	10,761	$982,049
Esterline Technologies Corp.*	13,844	1,191,276
Kaman Corp.	23,295	1,121,188
KLX, Inc.*	36,792	1,644,602
Moog, Inc., Class A*	18,850	1,269,548

		6,208,663

Airlines — 0.3%
Spirit Airlines, Inc.*	12,133	643,898

Apparel — 0.5%
Columbia Sportswear Co.	6,503	382,051
Wolverine World Wide, Inc.	38,281	955,877

		1,337,928

Auto Parts & Equipment — 0.7%
Cooper Tire & Rubber Co.	3,285	145,690
Dana, Inc.	49,241	950,844
Standard Motor Products, Inc.	6,904	339,262
Tower International, Inc.	12,289	333,032

		1,768,828

Banks — 19.2%
Ameris Bancorp	22,655	1,044,396
BancorpSouth, Inc.	34,609	1,046,922
Bank of the Ozarks, Inc.	13,587	706,660
Banner Corp.	33,359	1,856,095
BNC Bancorp	36,520	1,280,026
Boston Private Financial Holdings, Inc.	57,379	941,016
CenterState Banks, Inc.	31,004	803,004
CoBiz Financial, Inc.	38,805	651,924
Columbia Banking System, Inc.	46,327	1,806,290
Community Bank System, Inc.	24,275	1,334,640
ConnectOne Bancorp, Inc.	29,544	716,442
CU Bancorp*	13,619	539,993
CVB Financial Corp.	75,383	1,665,210
First Financial Bankshares, Inc.	33,553	1,345,475
First Merchants Corp.	36,103	1,419,570
First Midwest Bancorp, Inc.	42,188	999,012
Glacier Bancorp, Inc.	42,347	1,436,834
Great Western Bancorp, Inc.	45,812	1,942,887
Heritage Financial Corp.	22,037	545,416
Home BancShares, Inc.	42,427	1,148,499
Independent Bank Corp.	19,792	1,286,480
Independent Bank Group, Inc.	10,609	682,159
Lakeland Financial Corp.	18,334	790,562
LegacyTexas Financial Group, Inc.	48,441	1,932,796
MB Financial, Inc.	44,071	1,887,120
PacWest Bancorp	33,551	1,786,926
Pinnacle Financial Partners, Inc.	29,579	1,965,525
PrivateBancorp, Inc.	13,985	830,289
Prosperity Bancshares, Inc.	28,969	2,019,429
Renasant Corp.	39,006	1,548,148
Sandy Spring Bancorp, Inc.	14,359	588,575
South State Corp.	17,298	1,545,576
State Bank Financial Corp.	29,118	760,562
Texas Capital Bancshares, Inc.*	24,455	2,040,770
The First of Long Island Corp.	15,058	407,305

	Number of Shares	Value†

Banks — (continued)
TriCo Bancshares	15,851	$563,186
Webster Financial Corp.	62,086	3,106,783

		46,972,502

Building Materials — 1.9%
Eagle Materials, Inc.	15,261	1,482,454
Gibraltar Industries, Inc.*	28,847	1,188,496
Masonite International Corp.*	5,272	417,806
Patrick Industries, Inc.*	8,585	608,676
Summit Materials, Inc., Class A*	39,929	986,646

		4,684,078

Chemicals — 2.4%
Minerals Technologies, Inc.	20,989	1,607,757
Olin Corp.	23,521	773,135
Quaker Chemical Corp.	5,165	680,024
Tronox Ltd.	29,402	542,467
Univar, Inc.*	49,759	1,525,611
WR Grace & Co.	10,039	699,819

		5,828,813

Commercial Services — 3.1%
ABM Industries, Inc.	42,005	1,831,418
AMN Healthcare Services, Inc.*	16,032	650,899
Herc Holdings, Inc.*	27,161	1,327,901
HMS Holdings Corp.*	24,721	502,578
Live Nation Entertainment, Inc.*	56,979	1,730,452
Monro Muffler Brake, Inc.	5,831	303,795
On Assignment, Inc.*	23,658	1,148,123

		7,495,166

Computers — 2.0%
Convergys Corp.	31,787	672,295
DST Systems, Inc.	8,077	989,433
Electronics For Imaging, Inc.*	16,783	819,514
Mercury Systems, Inc.*	26,758	1,044,900
NetScout Systems, Inc.*	37,136	1,409,311

		4,935,453

Distribution & Wholesale — 1.1%
Beacon Roofing Supply, Inc.*	32,422	1,593,866
WESCO International, Inc.*	14,304	994,843

		2,588,709

Diversified Financial Services — 1.2%
OM Asset Management PLC	56,901	860,343
Stifel Financial Corp.*	35,375	1,775,471
Virtu Financial, Inc.	21,981	373,677

		3,009,491

Electric — 3.8%
Black Hills Corp.	44,292	2,944,089
IDACORP, Inc.	22,337	1,853,078
PNM Resources, Inc.	58,293	2,156,841
Portland General Electric Co.	53,834	2,391,306

		9,345,314

Electronics — 1.8%
CTS Corp.	35,971	766,182
OSI Systems, Inc.*	10,805	788,657

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Tech Data Corp.*	19,641	$1,844,290
Watts Water Technologies, Inc.	14,989	934,564

		4,333,693

Engineering & Construction — 1.3%
EMCOR Group, Inc.	25,878	1,629,020
Granite Construction, Inc.	12,803	642,583
TopBuild Corp.*	19,670	924,490

		3,196,093

Entertainment — 1.7%
Marriott Vacations Worldwide Corp.	19,866	1,985,209
Regal Entertainment Group, Class A	37,007	835,618
Vail Resorts, Inc.	6,975	1,338,503

		4,159,330

Environmental Control — 0.3%
Advanced Disposal Services, Inc.*	35,068	792,537

Food — 1.5%
AdvancePierre Foods Holdings, Inc.	48,563	1,513,709
Pinnacle Foods, Inc.	21,115	1,221,925
SpartanNash Co.	13,554	474,254
SUPERVALU, Inc.*	119,346	460,676

		3,670,564

Forest Products & Paper — 0.1%
Mercer International, Inc.	14,062	164,525

Gas — 1.7%
New Jersey Resources Corp.	59,050	2,338,380
South Jersey Industries, Inc.	50,644	1,805,459

		4,143,839

Healthcare Products — 2.3%
CONMED Corp.	22,837	1,014,191
Hill-Rom Holdings, Inc.	13,269	936,792
ICU Medical, Inc.*	4,460	681,042
Integra LifeSciences Holdings Corp.*	23,137	974,762
VWR Corp.*	31,442	886,664
Wright Medical Group NV*	34,831	1,083,941

		5,577,392

Healthcare Services — 1.3%
Acadia Healthcare Co., Inc.*	23,780	1,036,808
Almost Family, Inc.*	12,851	624,558
American Renal Associates Holdings, Inc.*	16,476	278,115
Catalent, Inc.*	34,328	972,169
Envision Healthcare Corp.*	5,456	334,562

		3,246,212

Home Builders — 0.9%
CalAtlantic Group, Inc.	3,483	130,438
Foundation Building Materials, Inc.*	45,689	729,653
Meritage Homes Corp.*	16,375	602,600
William Lyon Homes, Class A*	15,943	328,745
Winnebago Industries, Inc.	10,158	297,122

		2,088,558

	Number of Shares	Value†

Household Products & Wares — 0.3%
Spectrum Brands Holdings, Inc.	6,157	$855,885

Insurance — 5.2%
AMERISAFE, Inc.	10,798	700,790
AmTrust Financial Services, Inc.	24,791	457,642
CNO Financial Group, Inc.	95,597	1,959,738
Enstar Group Ltd.*	5,349	1,023,264
Kinsale Capital Group, Inc.	16,442	526,802
Maiden Holdings Ltd.	61,440	860,160
National General Holdings Corp.	46,689	1,109,331
Primerica, Inc.	13,138	1,079,944
ProAssurance Corp.	17,476	1,052,929
Radian Group, Inc.	136,691	2,454,970
RLI Corp.	18,853	1,131,557
Selective Insurance Group, Inc.	7,617	359,141

		12,716,268

Internet — 0.2%
Imperva, Inc.*	11,176	458,775

Investment Companies — 0.1%
Golub Capital BDC, Inc.	14,970	297,604

Iron & Steel — 1.0%
AK Steel Holding Corp.*	116,954	840,899
Allegheny Technologies, Inc.	8,506	152,768
Cliffs Natural Resources, Inc.*	40,243	330,395
Commercial Metals Co.	41,861	800,801
Ryerson Holding Corp.*	29,804	375,530

		2,500,393

Lodging — 0.6%
Extended Stay America, Inc.	36,237	577,618
Red Rock Resorts, Inc.	36,266	804,380

		1,381,998

Machinery — Construction & Mining — 0.5%
Terex Corp.	37,376	1,173,606

Media — 1.1%
Nexstar Media Group, Inc.	18,622	1,306,333
TEGNA, Inc.	29,535	756,687
Time, Inc.	30,380	587,853

		2,650,873

Metal Fabricate/Hardware — 1.2%
CIRCOR International, Inc.	15,273	907,827
RBC Bearings, Inc.*	5,366	520,985
Rexnord Corp.*	21,683	500,444
TriMas Corp.*	52,863	1,096,907

		3,026,163

Mining — 0.9%
Century Aluminum Co.*	17,153	217,671
Fairmount Santrol Holdings, Inc.*	85,140	624,076
Hecla Mining Co.	67,907	359,228
Kaiser Aluminum Corp.	7,102	567,450

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — (continued)
Royal Gold, Inc.	5,476	$383,594

		2,152,019

Miscellaneous Manufacturing — 1.9%
Barnes Group, Inc.	20,000	1,026,800
Federal Signal Corp.	54,444	751,872
ITT, Inc.	37,633	1,543,706
Standex International Corp.	6,815	682,522
Trinseo SA	11,105	745,145

		4,750,045

Oil & Gas — 3.8%
Callon Petroleum Co.*	99,056	1,303,577
Carrizo Oil & Gas, Inc.*	21,169	606,704
Oasis Petroleum, Inc.*	25,611	365,213
PDC Energy, Inc.*	28,717	1,790,505
Rice Energy, Inc.*	42,837	1,015,237
RSP Permian, Inc.*	54,116	2,242,026
SM Energy Co.	26,603	639,004
WPX Energy, Inc.*	96,983	1,298,602

		9,260,868

Oil & Gas Services — 1.3%
Basic Energy Services, Inc.*	16,818	561,048
C&J Energy Services, Inc.*	13,973	475,781
Jagged Peak Energy, Inc.*	46,656	608,394
SRC Energy, Inc.*	93,750	791,250
Thermon Group Holdings, Inc.*	32,112	669,214

		3,105,687

Packaging and Containers — 1.1%
Berry Plastics Group, Inc.*	31,551	1,532,432
KapStone Paper and Packaging Corp.	46,128	1,065,557

		2,597,989

Pharmaceuticals — 0.6%
PRA Health Sciences, Inc.*	17,414	1,135,915
Prestige Brands Holdings, Inc.*	4,693	260,743

		1,396,658

Real Estate — 0.6%
Kennedy-Wilson Holdings, Inc.	70,464	1,564,301

Retail — 2.9%
Bojangles’, Inc.*	5,094	104,427
Boot Barn Holdings, Inc.*	32,628	322,691
Burlington Stores, Inc.*	20,888	2,032,193
DSW, Inc.	17,925	370,689
J.C. Penney Co., Inc.*	17,743	109,297
Jack in the Box, Inc.	17,027	1,731,986
Lithia Motors, Inc.	13,512	1,157,303
Office Depot, Inc.	77,429	361,206
Party City Holdco, Inc.*	22,941	322,321
The Children’s Place, Inc.	5,851	702,413

		7,214,526

Savings & Loans — 2.3%
Brookline Bancorp, Inc.	47,980	750,887
Dime Community Bancshares, Inc.	10,214	207,344

	Number of Shares	Value†

Savings & Loans — (continued)
Flushing Financial Corp.	26,897	$722,722
OceanFirst Financial Corp.	18,092	509,742
Oritani Financial Corp.	21,151	359,567
Provident Financial Services, Inc.	38,807	1,003,161
Washington Federal, Inc.	33,197	1,098,821
WSFS Financial Corp.	18,767	862,344

		5,514,588

Semiconductors — 3.2%
Cabot Microelectronics Corp.	10,992	842,097
Cypress Semiconductor Corp.	81,786	1,125,375
Entegris, Inc.*	83,422	1,952,075
MACOM Technology Solutions Holdings, Inc.*	15,877	766,859
MKS Instruments, Inc.	17,824	1,225,400
Semtech Corp.*	40,973	1,384,888
Silicon Laboratories, Inc.*	7,393	543,755

		7,840,449

Software — 2.8%
Bottomline Technologies, Inc.*	25,188	595,696
CommVault Systems, Inc.*	30,147	1,531,468
Cornerstone OnDemand, Inc.*	23,711	922,121
SYNNEX Corp.	15,215	1,703,167
Verint Systems, Inc.*	48,616	2,108,719

		6,861,171

Storage & Warehousing — 0.3%
Mobile Mini, Inc.	24,050	733,525

Telecommunications — 1.3%
Anixter International, Inc.*	15,793	1,252,385
Viavi Solutions, Inc.*	175,314	1,879,366

		3,131,751

Transportation — 2.6%
Forward Air Corp.	12,465	592,960
Golar LNG Ltd.	47,412	1,324,217
Knight Transportation, Inc.	17,910	561,478
Marten Transport Ltd.	14,660	343,777
Saia, Inc.*	17,666	782,604
XPO Logistics, Inc.*	59,694	2,858,746

		6,463,782

TOTAL COMMON STOCKS (Cost $167,106,391)		213,840,510

REAL ESTATE INVESTMENT TRUSTS — 9.7%
Apartments — 0.7%
Mid-America Apartment Communities, Inc.	16,421	1,670,706

Building & Real Estate — 1.9%
Blackstone Mortgage Trust, Inc., Class A	52,231	1,617,072
PennyMac Mortgage Investment Trust	70,835	1,257,321
Two Harbors Investment Corp.	178,511	1,711,920

		4,586,313

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — 0.5%
PS Business Parks, Inc.	10,180	$1,168,257

Hotels & Resorts — 2.3%
Chesapeake Lodging Trust	85,545	2,049,658
Pebblebrook Hotel Trust	88,046	2,571,824
RLJ Lodging Trust	44,426	1,044,455

		5,665,937

Industrial — 0.4%
Terreno Realty Corp.	34,232	958,496

Internet — 0.7%
CyrusOne, Inc.	35,617	1,833,207

Office Property — 0.9%
Columbia Property Trust, Inc.	21,255	472,924
Highwoods Properties, Inc.	15,283	750,854
Hudson Pacific Properties, Inc.	31,266	1,083,054

		2,306,832

Real Estate Investment Trusts — 0.7%
Care Capital Properties, Inc.	60,880	1,635,846

Storage & Warehousing — 0.9%
Life Storage Inc.	26,985	2,216,008

Strip Centers — 0.7%
Acadia Realty Trust	55,068	1,655,344

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,517,028)		23,696,946

EXCHANGE TRADED FUNDS — 1.2%
iShares Russell 2000 Value ETF (Cost $3,116,356)	25,678	3,034,112

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,416,275)	1,416,275	1,416,275

TOTAL INVESTMENTS — 98.9% (Cost $193,156,050)(a)		$241,987,843

Other Assets & Liabilities — 1.1%		2,802,861

TOTAL NET ASSETS — 100.0%		$244,790,704

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $193,876,589. Net unrealized appreciation was $48,111,254. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $53,825,867 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,714,613.

PLC — Public Limited Company.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$213,840,510	$213,840,510	$—	$—
EXCHANGE TRADED FUNDS	3,034,112	3,034,112	—	—
SHORT-TERM INVESTMENTS	1,416,275	1,416,275	—	—

TOTAL INVESTMENTS	$241,987,843	$241,987,843	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 89.0%
Advertising — 0.0%
Marchex, Inc., Class B*	1,545	$4,202
MDC Partners, Inc., Class A	1,800	16,920

		21,122

Aerospace & Defense — 1.2%
AAR Corp.	1,269	42,676
Aerojet Rocketdyne Holdings, Inc.*	2,440	52,948
Aerovironment, Inc.*	718	20,126
Astronics Corp.*	779	24,718
Cubic Corp.	1,069	56,443
Curtiss-Wright Corp.	1,726	157,515
Ducommun, Inc.*	400	11,516
Esterline Technologies Corp.*	1,140	98,097
Kaman Corp.	1,048	50,440
KLX, Inc.*	2,100	93,870
Kratos Defense & Security Solutions, Inc.*	2,422	18,843
Moog, Inc., Class A*	1,291	86,949
National Presto Industries, Inc.	246	25,141
Teledyne Technologies, Inc.*	1,404	177,550
Triumph Group, Inc.	2,000	51,500

		968,332

Agriculture — 0.3%
Alico, Inc.	151	3,986
Alliance One International, Inc.*	301	3,868
Limoneira Co.	600	12,546
Tejon Ranch Co.*	688	15,060
The Andersons, Inc.	1,132	42,903
Universal Corp.	855	60,491
Vector Group Ltd.	3,520	73,208

		212,062

Airlines — 0.3%
Allegiant Travel Co.	501	80,285
Hawaiian Holdings, Inc.*	2,126	98,753
SkyWest, Inc.	2,081	71,274

		250,312

Apparel — 0.6%
Columbia Sportswear Co.	1,122	65,917
Crocs, Inc.*	2,900	20,503
Deckers Outdoor Corp.*	1,300	77,649
Delta Apparel, Inc.*	300	5,289
G-III Apparel Group Ltd.*	1,708	37,388
Iconix Brand Group, Inc.*	1,842	13,852
Oxford Industries, Inc.	608	34,814
Perry Ellis International, Inc.*	414	8,893
Sequential Brands Group, Inc.*	1,740	6,769
Steven Madden Ltd.*	2,549	98,264
Superior Uniform Group, Inc.	500	9,300
Unifi, Inc.*	660	18,737
Vince Holding Corp.*	527	817
Weyco Group, Inc.	100	2,808
Wolverine World Wide, Inc.	3,882	96,934

		497,934

Auto Manufacturers — 0.1%
Navistar International Corp.*	2,000	49,240

	Number of Shares	Value†

Auto Manufacturers — (continued)
Wabash National Corp.	2,600	$53,794

		103,034

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc.*	3,016	56,641
Cooper Tire & Rubber Co.	2,249	99,743
Cooper-Standard Holding, Inc.*	600	66,558
Dana, Inc.	5,796	111,921
Dorman Products, Inc.*	1,092	89,686
Douglas Dynamics, Inc.	900	27,585
Gentherm, Inc.*	1,468	57,619
Horizon Global Corp.*	718	9,966
Meritor, Inc.*	3,545	60,726
Metaldyne Performance Group, Inc.	800	18,280
Miller Industries, Inc.	443	11,673
Modine Manufacturing Co.*	2,077	25,339
Motorcar Parts of America, Inc.*	700	21,511
Spartan Motors, Inc.	1,500	12,000
Standard Motor Products, Inc.	900	44,226
Strattec Security Corp.	100	2,780
Superior Industries International, Inc.	1,119	28,367
Supreme Industries, Inc., Class A	600	12,156
Tenneco, Inc.	2,200	137,324
Titan International, Inc.	1,913	19,780
Tower International, Inc.	800	21,680

		935,561

Banks — 10.5%
1st Source Corp.	688	32,302
Access National Corp.	400	12,008
ACNB Corp.	300	8,655
Allegiance Bancshares, Inc.*	500	18,600
American National Bankshares, Inc.	400	14,900
Ameris Bancorp	1,447	66,707
Ames National Corp.	299	9,149
Arrow Financial Corp.	389	13,187
Atlantic Capital Bancshares, Inc.*	800	15,160
BancFirst Corp.	360	32,364
Banco Latinoamericano de Comercio Exterior S.A.	1,110	30,791
BancorpSouth, Inc.	3,449	104,332
Bank of Marin Bancorp	290	18,662
Bank of NT Butterfield & Son Ltd.	600	19,146
Bank of the Ozarks, Inc.	3,503	182,191
Bankwell Financial Group, Inc.	300	10,317
Banner Corp.	1,200	66,768
Bar Harbor Bankshares	597	19,749
BB&T Corp.	0	0
Blue Hills Bancorp, Inc.	1,100	19,635
BNC Bancorp	1,600	56,080
Boston Private Financial Holdings, Inc.	3,358	55,071
Bridge Bancorp, Inc.	707	24,745
Bryn Mawr Bank Corp.	732	28,914
C&F Financial Corp.	200	9,260
Camden National Corp.	539	23,738
Capital Bank Financial Corp., Class A	1,013	43,945

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Capital City Bank Group, Inc.	269	$5,754
Cardinal Financial Corp.	1,218	36,467
Carolina Financial Corp.	500	15,000
Cascade Bancorp*	1,262	9,730
Cass Information Systems, Inc.	454	30,009
Cathay General Bancorp	2,950	111,156
CenterState Banks, Inc.	1,932	50,039
Central Pacific Financial Corp.	1,300	39,702
Central Valley Community Bancorp	400	8,200
Century Bancorp, Inc., Class A	69	4,197
Chemical Financial Corp.	2,600	132,990
Chemung Financial Corp.	200	7,900
Citizens & Northern Corp.	356	8,288
City Holding Co.	548	35,335
CNB Financial Corp.	474	11,324
CoBiz Financial, Inc.	1,700	28,560
Codorus Valley Bancorp, Inc.	420	10,882
Columbia Banking System, Inc.	2,214	86,324
Community Bank System, Inc.	1,711	94,071
Community Trust Bancorp, Inc.	683	31,247
ConnectOne Bancorp, Inc.	1,060	25,705
County Bancorp, Inc.	300	8,718
CU Bancorp*	700	27,755
Customers Bancorp, Inc.*	980	30,899
CVB Financial Corp.	3,992	88,183
Eagle Bancorp, Inc.*	1,173	70,028
Enterprise Bancorp, Inc.	313	10,880
Enterprise Financial Services Corp.	782	33,157
Equity Bancshares, Inc., Class A*	300	9,531
Farmers Capital Bank Corp.	300	12,120
Farmers National Banc Corp.	1,100	15,785
FB Financial Corp.*	400	14,144
Fidelity Southern Corp.	907	20,299
Financial Institutions, Inc.	440	14,498
First Bancorp	824	24,135
First BanCorp Puerto Rico*	4,700	26,555
First Bancorp, Inc.	434	11,827
First Busey Corp.	1,334	39,220
First Business Financial Services, Inc.	400	10,384
First Citizens BancShares, Inc., Class A	304	101,952
First Commonwealth Financial Corp.	3,721	49,340
First Community Bancshares, Inc.	626	15,631
First Community Financial Partners, Inc.*	200	2,550
First Connecticut Bancorp, Inc.	659	16,343
First Financial Bancorp	2,505	68,762
First Financial Bankshares, Inc.	2,452	98,325
First Financial Corp.	480	22,800
First Foundation, Inc.*	1,200	18,612
First Internet Bancorp	300	8,850
First Interstate BancSystem, Inc., Class A	800	31,720
First Merchants Corp.	1,538	60,474
First Mid-Illinois Bancshares, Inc.	300	10,152
First Midwest Bancorp, Inc.	3,214	76,108
First NBC Bank Holding Co.*	600	2,400
First Northwest Bancorp*	500	7,750
FNB Corp.	13,071	194,366

	Number of Shares	Value†

Banks — (continued)
Franklin Financial Network, Inc.*	400	$15,500
Fulton Financial Corp.	6,900	123,165
German American Bancorp, Inc.	492	23,291
Glacier Bancorp, Inc.	3,121	105,896
Great Southern Bancorp, Inc.	471	23,785
Great Western Bancorp, Inc.	2,400	101,784
Green Bancorp, Inc.*	700	12,460
Guaranty Bancorp	900	21,915
Hancock Holding Co.	3,372	153,595
Hanmi Financial Corp.	1,213	37,300
HarborOne Bancorp, Inc.*	600	11,394
Heartland Financial USA, Inc.	917	45,804
Heritage Commerce Corp.	1,200	16,920
Heritage Financial Corp.	1,130	27,967
Heritage Oaks Bancorp	1,200	16,020
Home BancShares, Inc.	4,828	130,694
Hope Bancorp, Inc.	5,067	97,134
Horizon Bancorp	900	23,598
IBERIABANK Corp.	1,746	138,109
Independent Bank Corp.	1,071	69,615
Independent Bank Corp.	1,000	20,700
Independent Bank Group, Inc.	400	25,720
International Bancshares Corp.	2,225	78,765
Kearny Financial Corp.	3,776	56,829
Lakeland Bancorp, Inc.	1,711	33,536
Lakeland Financial Corp.	891	38,420
LCNB Corp.	400	9,540
LegacyTexas Financial Group, Inc.	1,866	74,453
Live Oak Bancshares, Inc.	900	19,485
Macatawa Bank Corp.	1,300	12,844
MainSource Financial Group, Inc.	921	30,329
MB Financial, Inc.	3,084	132,057
MBT Financial Corp.	900	10,215
Mercantile Bank Corp.	700	24,080
Merchants Bancshares, Inc.	186	9,058
Middleburg Financial Corp.	300	12,012
Midland States Bancorp, Inc.	200	6,878
MidWestOne Financial Group, Inc.	400	13,716
National Bankshares, Inc.	319	11,978
National Commerce Corp.*	400	14,640
NBT Bancorp, Inc.	1,769	65,577
Nicolet Bankshares, Inc.*	300	14,202
Northrim BanCorp, Inc.	300	9,015
OFG Bancorp	1,810	21,358
Old Line Bancshares, Inc.	400	11,392
Old National Bancorp	5,361	93,013
Old Second Bancorp, Inc.	800	9,000
Opus Bank	700	14,105
Orrstown Financial Services, Inc.	400	8,940
Pacific Continental Corp.	862	21,119
Pacific Mercantile Bancorp*	800	6,040
Park National Corp.	524	55,125
Park Sterling Corp.	2,300	28,313
Peapack Gladstone Financial Corp.	636	18,819
Penns Woods Bancorp, Inc.	268	11,645
People’s Utah Bancorp	600	15,870

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Peoples Bancorp, Inc.	572	$18,110
Peoples Financial Services Corp.	300	12,540
Pinnacle Financial Partners, Inc.	1,907	126,720
Preferred Bank	500	26,830
Premier Financial Bancorp, Inc.	440	9,253
PrivateBancorp, Inc.	3,098	183,928
Prosperity Bancshares, Inc.	2,626	183,058
QCR Holdings, Inc.	400	16,940
Renasant Corp.	1,635	64,893
Republic Bancorp, Inc., Class A	387	13,309
Republic First Bancorp, Inc.*	1,700	14,110
S&T Bancorp, Inc.	1,259	43,561
Sandy Spring Bancorp, Inc.	985	40,375
Seacoast Banking Corp of Florida*	1,040	24,939
ServisFirst Bancshares, Inc.	1,800	65,484
Shore Bancshares, Inc.	600	10,026
Sierra Bancorp	312	8,558
Simmons First National Corp., Class A	1,200	66,180
South State Corp.	1,058	94,532
Southern First Bancshares, Inc.*	300	9,795
Southern National Bancorp of Virginia, Inc.	600	10,158
Southside Bancshares, Inc.	946	31,759
Southwest Bancorp, Inc.	636	16,631
State Bank Financial Corp.	1,500	39,180
Stock Yards Bancorp, Inc.	767	31,179
Stonegate Bank	500	23,545
Suffolk Bancorp	443	17,902
Summit Financial Group, Inc.	400	8,616
Sun Bancorp, Inc.	520	12,688
Texas Capital Bancshares, Inc.*	1,973	164,647
The Bancorp, Inc.*	1,512	7,711
The First of Long Island Corp.	890	24,061
Tompkins Financial Corp.	558	44,947
Towne Bank	2,232	72,317
TriCo Bancshares	904	32,119
TriState Capital Holdings, Inc.*	1,000	23,350
Triumph Bancorp., Inc.*	500	12,900
TrustCo Bank Corp.	3,252	25,528
Trustmark Corp.	2,630	83,608
UMB Financial Corp.	1,781	134,127
Umpqua Holdings Corp.	8,901	157,904
Union Bankshares Corp.	1,828	64,309
Union Bankshares Inc/Morrisville VT	100	4,295
United Bankshares, Inc.	2,792	117,962
United Community Banks, Inc.	2,878	79,692
Univest Corp. of Pennsylvania	1,087	28,153
Valley National Bancorp	10,035	118,413
Veritex Holdings, Inc.*	600	16,872
Walker & Dunlop, Inc.*	1,100	45,859
Washington Trust Bancorp, Inc.	570	28,101
WashingtonFirst Bankshares Inc.	420	11,760
Webster Financial Corp.	3,728	186,549
WesBanco, Inc.	1,624	61,883
West Bancorporation, Inc.	778	17,855
Westamerica Bancorporation	973	54,323
Western New England Bancorp, Inc.	1,000	10,500

	Number of Shares	Value†

Banks — (continued)
Wintrust Financial Corp.	2,042	$141,143
Xenith Bankshares, Inc.*	300	7,611

		8,211,541

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated	174	35,848
Craft Brew Alliance, Inc.*	700	9,345
Farmer Brothers Co.*	204	7,211
MGP Ingredients, Inc.	500	27,115
National Beverage Corp.	442	37,362
Primo Water Corp.*	1,000	13,580
The Boston Beer Co., Inc., Class A*	359	51,929

		182,390

Biotechnology — 3.5%
Acceleron Pharma, Inc.*	1,100	29,117
Achillion Pharmaceuticals, Inc.*	4,300	18,103
Acorda Therapeutics, Inc.*	1,731	36,351
Aduro Biotech, Inc.*	1,500	16,125
Advaxis, Inc.*	1,000	8,170
Adverum Biotechnologies, Inc.*	700	1,890
Aevi Genomic Medicine, Inc.*	1,000	1,860
Agenus, Inc.*	3,200	12,064
Alder Biopharmaceuticals, Inc.*	1,900	39,520
AMAG Pharmaceuticals, Inc.*	1,456	32,833
Anavex Life Sciences Corp.*	2,000	11,480
ANI Pharmaceuticals, Inc.*	300	14,853
Applied Genetic Technologies Corp.*	600	4,140
Aptevo Therapeutics, Inc.*	629	1,296
Ardelyx, Inc.*	1,400	17,710
Arena Pharmaceuticals, Inc.*	8,506	12,419
Arrowhead Pharmaceuticals, Inc.*	2,100	3,885
Asterias Biotherapeutics, Inc.*	1,300	4,420
Atara Biotherapeutics, Inc.*	1,000	20,550
Athersys, Inc.*	3,600	6,156
Bellicum Pharmaceuticals, Inc.*	900	11,106
BioCryst Pharmaceuticals, Inc.*	2,900	24,360
BioTime, Inc.*	3,100	10,695
Bluebird Bio, Inc.*	1,700	154,530
Blueprint Medicines Corp.*	900	35,991
Cambrex Corp.*	1,267	69,748
Celldex Therapeutics, Inc.*	3,644	13,155
Cellular Biomedicine Group, Inc.*	300	3,540
ChromaDex Corp.*	1,400	3,766
Clearside Biomedical, Inc.*	500	3,970
Coherus Biosciences, Inc.*	1,300	27,495
Curis, Inc.*	3,600	10,008
Cytokinetics, Inc.*	1,400	17,990
CytomX Therapeutics, Inc.*	900	15,543
CytRx Corp.*	2,600	1,155
Dermira, Inc.*	900	30,699
Dynavax Technologies Corp.*	1,320	7,854
Edge Therapeutics, Inc.*	800	7,288
Editas Medicine, Inc.*	400	8,928
Emergent BioSolutions, Inc.*	1,258	36,532
Enzo Biochem, Inc.*	1,800	15,066
Epizyme, Inc.*	1,900	32,585

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Exact Sciences Corp.*	4,200	$99,204
Exelixis, Inc.*	9,069	196,525
Five Prime Therapeutics, Inc.*	1,100	39,765
Foundation Medicine, Inc.*	518	16,705
Galena Biopharma, Inc.*	400	244
Geron Corp.*	6,550	14,868
Halozyme Therapeutics, Inc.*	4,489	58,177
Idera Pharmaceuticals, Inc.*	2,300	5,681
ImmunoGen, Inc.*	3,263	12,628
Immunomedics, Inc.*	4,636	29,995
Innoviva, Inc.*	3,400	47,022
Inovio Pharmaceuticals, Inc.*	2,500	16,550
Insmed, Inc.*	2,300	40,273
Intellia Therapeutics, Inc.*	300	4,227
Karyopharm Therapeutics, Inc.*	800	10,272
Kite Pharma, Inc.*	1,600	125,584
Lexicon Pharmaceuticals, Inc.*	1,760	25,238
Ligand Pharmaceuticals, Inc.*	744	78,745
Lion Biotechnologies, Inc.*	2,500	18,625
Loxo Oncology, Inc.*	600	25,248
MacroGenics, Inc.*	1,300	24,180
Merrimack Pharmaceuticals, Inc.*	4,500	13,860
Momenta Pharmaceuticals, Inc.*	2,682	35,805
Myriad Genetics, Inc.*	2,700	51,840
NeoGenomics, Inc.*	1,700	13,413
NewLink Genetics Corp.*	700	16,870
Novavax, Inc.*	10,129	12,965
Omeros Corp.*	1,400	21,168
OncoMed Pharmaceuticals, Inc.*	600	5,526
Organovo Holdings, Inc.*	4,900	15,582
Otonomy, Inc.*	1,100	13,475
Pacific Biosciences of California, Inc.*	3,200	16,544
Paratek Pharmaceuticals, Inc.*	900	17,325
PDL BioPharma, Inc.	6,217	14,113
Pfenex, Inc.*	500	2,905
PharmAthene, Inc.	3,100	2,516
Prothena Corp. PLC*	1,400	78,106
PTC Therapeutics, Inc.*	1,200	11,808
Puma Biotechnology, Inc.*	1,200	44,640
REGENXBIO, Inc.*	800	15,440
Repligen Corp.*	1,300	45,760
Retrophin, Inc.*	1,500	27,690
Rigel Pharmaceuticals, Inc.*	2,690	8,904
RTI Surgical, Inc.*	2,035	8,140
Sage Therapeutics, Inc.*	1,200	85,284
Sangamo Therapeutics, Inc.*	2,403	12,496
Selecta Biosciences, Inc.*	300	4,296
Spark Therapeutics, Inc.*	700	37,338
Spectrum Pharmaceuticals, Inc.*	2,414	15,691
Stemline Therapeutics, Inc.*	400	3,420
Synthetic Biologics, Inc.*	3,800	2,397
The Medicines Co.*	2,792	136,529
Theravance Biopharma, Inc.*	1,500	55,230
Tokai Pharmaceuticals, Inc.*	600	501
Trovagene, Inc.*	800	920
Ultragenyx Pharmaceutical, Inc.*	1,500	101,670

	Number of Shares	Value†

Biotechnology — (continued)
Veracyte Inc.*	800	$7,344
Versartis, Inc.*	1,200	25,620
WaVe Life Sciences Ltd.*	400	11,000
XBiotech, Inc.*	800	13,192
ZIOPHARM Oncology, Inc.*	4,627	29,335

		2,761,360

Building Materials — 1.6%
AAON, Inc.	1,585	56,030
Apogee Enterprises, Inc.	1,243	74,095
Armstrong Flooring, Inc.*	1,000	18,420
Boise Cascade Co.*	1,400	37,380
Builders FirstSource, Inc.*	3,473	51,748
Caesarstone Ltd.*	1,000	36,250
Comfort Systems USA, Inc.	1,527	55,965
Continental Building Products, Inc.*	1,500	36,750
Forterra, Inc.*	900	17,550
Gibraltar Industries, Inc.*	1,201	49,481
Griffon Corp.	1,256	30,960
Headwaters, Inc.*	2,880	67,622
Louisiana-Pacific Corp.*	5,794	143,807
LSI Industries, Inc.	1,314	13,258
Masonite International Corp.*	1,200	95,100
NCI Building Systems, Inc.*	1,264	21,678
Patrick Industries, Inc.*	550	38,995
PGT Innovations, Inc.*	1,700	18,275
Ply Gem Holdings, Inc.*	1,000	19,700
Quanex Building Products Corp.	1,425	28,856
Simpson Manufacturing Co., Inc.	1,685	72,607
Summit Materials, Inc., Class A*	4,249	104,997
Trex Co., Inc.*	1,162	80,631
Universal Forest Products, Inc.	783	77,157
US Concrete, Inc.*	600	38,730

		1,286,042

Chemicals — 2.5%
A. Schulman, Inc.	1,188	37,363
Aceto Corp.	1,042	16,474
American Vanguard Corp.	1,078	17,895
Balchem Corp.	1,205	99,316
Chemtura Corp.*	2,514	83,968
Codexis, Inc.*	1,600	7,680
CSW Industrials, Inc.*	600	22,020
Ferro Corp.*	3,438	52,223
GCP Applied Technologies, Inc.*	2,900	94,685
H.B. Fuller Co.	1,980	102,089
Hawkins, Inc.	449	22,001
Ingevity Corp.*	1,700	103,445
Innophos Holdings, Inc.	796	42,960
Innospec, Inc.	900	58,275
KMG Chemicals, Inc.	300	13,821
Kraton Corp.*	1,241	38,372
Kronos Worldwide, Inc.	900	14,787
Landec Corp.*	1,218	14,616
Minerals Technologies, Inc.	1,428	109,385
Oil-Dri Corp of America	97	3,615
Olin Corp.	6,592	216,679

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
OMNOVA Solutions, Inc.*	1,268	$12,553
PolyOne Corp.	3,355	114,372
Quaker Chemical Corp.	511	67,278
Rayonier Advanced Materials, Inc.	1,900	25,555
Sensient Technologies Corp.	1,774	140,607
Stepan Co.	808	63,678
The Chemours Co.	7,200	277,200
Tronox Ltd.	2,400	44,280
Univar, Inc.*	1,700	52,122

		1,969,314

Coal — 0.0%
SunCoke Energy, Inc.*	2,341	20,975
Westmoreland Coal Co.*	600	8,712

		29,687

Commercial Services — 4.7%
Aaron’s, Inc.	2,700	80,298
ABM Industries, Inc.	2,139	93,260
Acacia Research Corp.*	1,880	10,810
Alarm.com Holdings, Inc.*	400	12,296
Albany Molecular Research, Inc.*	900	12,627
American Public Education, Inc.*	755	17,290
AMN Healthcare Services, Inc.*	1,909	77,505
ARC Document Solutions, Inc.*	1,436	4,954
Ascent Capital Group, Inc., Class A*	531	7,503
B. Riley Financial, Inc.	500	7,500
Barrett Business Services, Inc.	342	18,680
Bridgepoint Education, Inc.*	480	5,122
Bright Horizons Family Solutions, Inc.*	1,700	123,233
Capella Education Co.	407	34,605
Cardtronics PLC, Class A*	1,763	82,420
Care.com, Inc.*	200	2,502
Career Education Corp.*	2,300	20,010
Carriage Services, Inc.	600	16,272
CBIZ, Inc.*	2,140	28,997
CEB, Inc.	1,269	99,743
Collectors Universe, Inc.	400	10,440
CorVel Corp.*	362	15,747
Cotiviti Holdings, Inc.*	600	24,978
CPI Card Group, Inc.	800	3,360
CRA International, Inc.	274	9,680
Cross Country Healthcare, Inc.*	1,084	15,566
Deluxe Corp.	1,907	137,628
DeVry Education Group, Inc.	2,500	88,625
Ennis, Inc.	858	14,586
EVERTEC, Inc.	2,600	41,340
ExlService Holdings, Inc.*	1,300	61,568
Forrester Research, Inc.	375	14,906
Franklin Covey Co.*	597	12,059
FTI Consulting, Inc.*	1,556	64,061
Grand Canyon Education, Inc.*	1,756	125,747
Great Lakes Dredge & Dock Corp.*	2,751	11,004
Green Dot Corp., Class A*	1,800	60,048
Healthcare Services Group, Inc.	2,880	124,099
HealthEquity, Inc.*	1,800	76,410
Heidrick & Struggles International, Inc.	669	17,628

	Number of Shares	Value†

Commercial Services — (continued)
HMS Holdings Corp.*	3,415	$69,427
Huron Consulting Group, Inc.*	828	34,859
ICF International, Inc.*	748	30,892
INC Research Holdings, Inc., Class A*	1,700	77,945
Information Services Group, Inc.*	1,600	5,040
Insperity, Inc.	624	55,318
James River Group Holdings Ltd.	600	25,716
K12, Inc.*	1,152	22,061
Kelly Services, Inc., Class A	1,014	22,166
Kforce, Inc.	1,086	25,793
Korn/Ferry International	2,390	75,261
Landauer, Inc.	380	18,525
LendingTree, Inc.*	300	37,605
Liberty Tax, Inc.	200	2,850
Matthews International Corp., Class A	1,305	88,283
MAXIMUS, Inc.	2,588	160,974
McGrath RentCorp	953	31,992
Medifast, Inc.	331	14,686
MoneyGram International, Inc.*	878	14,759
Monro Muffler Brake, Inc.	1,237	64,448
Multi-Color Corp.	567	40,257
National Research Corp., Class A	187	3,684
Navigant Consulting, Inc.*	1,984	45,354
Neff Corp., Class A*	600	11,670
On Assignment, Inc.*	1,952	94,731
PAREXEL International Corp.*	2,099	132,468
Patriot National, Inc.*	500	1,410
Paylocity Holding Corp.*	900	34,767
PFSweb, Inc.*	400	2,612
Quad/Graphics, Inc.	1,300	32,812
Rent-A-Center, Inc.	1,953	17,323
Resources Connection, Inc.	1,522	25,494
RPX Corp.*	2,100	25,200
ServiceSource International, Inc.*	2,400	9,312
Sotheby’s*	2,041	92,825
SP Plus Corp.*	793	26,764
Strayer Education, Inc.	400	32,196
Team, Inc.*	1,183	32,000
TeleTech Holdings, Inc.	707	20,927
The Advisory Board Co.*	1,550	72,540
The Brink’s Co.	1,910	102,090
The Hackett Group, Inc.	1,116	21,751
The Providence Service Corp.*	600	26,664
Travelport Worldwide Ltd.	4,700	55,319
TriNet Group, Inc.*	1,700	49,130
TrueBlue, Inc.*	1,576	43,104
Vectrus, Inc.*	300	6,705
Viad Corp.	771	34,849
Weight Watchers International, Inc.*	1,200	18,684

		3,676,349

Computers — 2.2%
3D Systems Corp.*	4,400	65,824
A10 Networks, Inc.*	2,000	18,300
Agilysys, Inc.*	376	3,553
Barracuda Networks, Inc.*	1,000	23,110
CACI International, Inc., Class A*	950	111,435

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Computers — (continued)
Carbonite, Inc.*	800	$16,240
Convergys Corp.	3,583	75,780
Cray, Inc.*	1,599	35,018
Diebold Nixdorf, Inc.	2,700	82,890
Digimarc Corp.*	300	8,100
DMC Global, Inc.	700	8,680
Electronics For Imaging, Inc.*	1,824	89,066
Engility Holdings, Inc.*	700	20,258
EPAM Systems, Inc.*	1,900	143,488
Globant SA*	1,100	40,040
Immersion Corp.*	842	7,292
Insight Enterprises, Inc.*	1,543	63,402
LivePerson, Inc.*	1,925	13,186
Lumentum Holdings, Inc.*	2,100	112,035
Maxwell Technologies, Inc.*	1,500	8,715
Mercury Systems, Inc.*	1,836	71,696
Mitek Systems, Inc.*	1,400	9,310
MTS Systems Corp.	660	36,333
NetScout Systems, Inc.*	3,565	135,292
Nimble Storage, Inc.*	2,700	33,750
Pure Storage, Inc., Class A*	2,600	25,558
Qualys, Inc.*	1,100	41,690
Radisys Corp.*	1,700	6,800
Science Applications International Corp.	1,700	126,480
Silver Spring Networks, Inc.*	1,500	16,935
Stratasys Ltd.*	1,800	36,882
Super Micro Computer, Inc.*	1,471	37,290
Sykes Enterprises, Inc.*	1,536	45,158
Syntel, Inc.	1,360	22,889
The Key W Holding Corp.*	1,300	12,272
Unisys Corp.*	2,224	31,025
USA Technologies, Inc.*	1,800	7,650
Varonis Systems, Inc.*	300	9,540
Virtusa Corp.*	1,089	32,910
Vocera Communications, Inc.*	800	19,864

		1,705,736

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.*	17,000	74,800
elf Beauty, Inc.*	500	14,400
Inter Parfums, Inc.	624	22,807
Revlon, Inc., Class A*	570	15,875

		127,882

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc.*	2,381	117,050
Core-Mark Holding Co., Inc.	1,764	55,019
Essendant, Inc.	1,519	23,013
Fossil Group, Inc.*	1,700	29,665
H&E Equipment Services, Inc.	1,159	28,419
Owens & Minor, Inc.	2,476	85,670
ScanSource, Inc.*	981	38,504
SiteOne Landscape Supply, Inc.*	500	24,205
Titan Machinery, Inc.*	523	8,023
Triton International Ltd.	1,693	43,662
Veritiv Corp.*	300	15,540

		468,770

	Number of Shares	Value†

Diversified Financial Services — 2.4%
Aircastle Ltd.	1,976	$47,681
Altisource Portfolio Solutions SA*	500	18,400
Associated Capital Group, Inc., Class A	262	9,471
BGC Partners, Inc., Class A	8,807	100,048
Blackhawk Network Holdings, Inc.*	2,200	89,320
Cohen & Steers, Inc.	817	32,655
Cowen Group Inc., Class A*	948	14,165
Diamond Hill Investment Group, Inc.	107	20,817
Ellie Mae, Inc.*	1,300	130,351
Encore Capital Group, Inc.*	997	30,708
Enova International, Inc.*	1,029	15,281
Evercore Partners, Inc., Class A	1,522	118,564
Federal Agricultural Mortgage Corp., Class C	300	17,271
Financial Engines, Inc.	2,100	91,455
FNFV Group*	2,800	37,100
GAIN Capital Holdings, Inc.	1,800	14,994
GAMCO Investors, Inc., Class A	262	7,753
Greenhill & Co., Inc.	1,100	32,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,600	32,320
Houlihan Lokey, Inc.	600	20,670
Impac Mortgage Holdings, Inc.*	500	6,230
INTL. FCStone, Inc.*	593	22,510
Investment Technology Group, Inc.	1,300	26,325
Janus Capital Group, Inc.	5,600	73,920
KCG Holdings, Inc., Class A*	1,581	28,189
Ladder Capital Corp. REIT	1,548	22,348
Ladenburg Thalmann Financial Services, Inc.*	4,000	9,920
LendingClub Corp.*	13,400	73,566
Manning & Napier, Inc.	700	3,990
Marlin Business Services Corp.	200	5,150
Moelis & Co., Class A	900	34,650
Nationstar Mortgage Holdings, Inc.*	1,300	20,488
Nelnet, Inc., Class A	799	35,044
NewStar Financial, Inc.	1,300	13,754
Ocwen Financial Corp.*	3,800	20,786
OM Asset Management PLC	1,700	25,704
On Deck Capital, Inc.*	2,200	11,088
Oppenheimer Holdings, Inc., Class A	238	4,070
PennyMac Financial Service, Class A*	500	8,525
PHH Corp.*	1,989	25,320
Piper Jaffray Cos.	587	37,480
PJT Partners, Inc., Class A	800	28,072
PRA Group, Inc.*	1,848	61,261
Pzena Investment Management, Inc., Class A	830	8,167
Regional Management Corp.*	300	5,829
Stifel Financial Corp.*	2,506	125,776
Teton Advisors, Inc., Class B*~	2	0
Virtu Financial, Inc.	1,100	18,700
Virtus Investment Partners, Inc.	140	14,826
Waddell & Reed Financial, Inc., Class A	3,200	54,400
WageWorks, Inc.*	1,500	108,450
Walter Investment Management Corp.*	1,353	1,461
Westwood Holdings Group, Inc.	311	16,611

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
WisdomTree Investments, Inc.	4,400	$39,952
World Acceptance Corp.*	262	13,566

		1,887,382

Electric — 1.9%
ALLETE, Inc.	1,951	132,102
Ameresco, Inc., Class A*	1,100	7,205
Atlantic Power Corp.*	4,127	10,937
Atlantica Yield PLC	2,500	52,400
Avista Corp.	2,439	95,243
Black Hills Corp.	2,048	136,131
Dynegy, Inc.*	4,300	33,798
El Paso Electric Co.	1,577	79,638
EnerNOC, Inc.*	1,300	7,800
Genie Energy Ltd., Class B	800	5,792
IDACORP, Inc.	2,001	166,003
MGE Energy, Inc.	1,342	87,230
NorthWestern Corp.	1,880	110,356
NRG Yield, Inc., Class A	1,500	26,085
NRG Yield, Inc., Class C	2,500	44,250
Ormat Technologies, Inc.	1,500	85,620
Otter Tail Corp.	1,592	60,337
PNM Resources, Inc.	3,110	115,070
Portland General Electric Co.	3,656	162,399
Spark Energy, Inc., Class A	200	6,390
Unitil Corp.	463	20,849

		1,445,635

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc.*	1,593	109,216
Belden, Inc.	1,655	114,509
Encore Wire Corp.	771	35,466
Energous Corp.*	700	10,920
EnerSys	1,723	136,013
Generac Holdings, Inc.*	2,649	98,755
General Cable Corp.	1,900	34,105
Graham Corp.	466	10,718
Insteel Industries, Inc.	691	24,973
Littelfuse, Inc.	878	140,401
Novanta, Inc.*	1,300	34,515
Powell Industries, Inc.	429	14,775
Universal Display Corp.	1,649	141,979
Vicor Corp.*	422	6,794

		913,139

Electronics — 2.4%
Allied Motion Technologies, Inc.	400	8,040
Applied Optoelectronics, Inc.*	700	39,305
AVX Corp.	1,600	26,208
Badger Meter, Inc.	1,118	41,087
Bel Fuse, Inc., Class B	269	6,873
Benchmark Electronics, Inc.*	2,077	66,049
Brady Corp., Class A	1,857	71,773
Coherent, Inc.*	973	200,088
Control4 Corp.*	1,000	15,790
CTS Corp.	1,263	26,902
Electro Scientific Industries, Inc.*	1,300	9,061
ESCO Technologies, Inc.	1,034	60,075

	Number of Shares	Value†

Electronics — (continued)
FARO Technologies, Inc.*	620	$22,165
Fluidigm Corp.*	1,100	6,259
GoPro, Inc., Class A*	3,700	32,190
II-VI, Inc.*	2,456	88,539
IMAX Corp.*	2,400	81,600
Itron, Inc.*	1,300	78,910
Kimball Electronics, Inc.*	933	15,814
Mesa Laboratories, Inc.	100	12,270
Methode Electronics, Inc.	1,460	66,576
NVE Corp.	209	17,303
OSI Systems, Inc.*	657	47,955
Park Electrochemical Corp.	833	14,877
Plexus Corp.*	1,303	75,313
Rogers Corp.*	760	65,261
Sanmina Corp.*	2,926	118,796
Sparton Corp.*	400	8,396
Stoneridge, Inc.*	1,273	23,092
TASER International, Inc.*	0	0
Tech Data Corp.*	1,400	131,460
TTM Technologies, Inc.*	2,829	45,632
Vishay Intertechnology, Inc.	5,400	88,830
Vishay Precision Group, Inc.*	300	4,740
Watts Water Technologies, Inc.	1,117	69,645
Woodward, Inc.	2,123	144,194
ZAGG, Inc.*	900	6,480

		1,837,548

Energy-Alternate Sources — 0.3%
Clean Energy Fuels Corp.*	2,900	7,395
FuelCell Energy, Inc.*	581	799
FutureFuel Corp.	1,100	15,598
Green Plains, Inc.	1,467	36,308
Pacific Ethanol, Inc.*	900	6,165
Pattern Energy Group, Inc.	2,600	52,338
Plug Power, Inc.*	6,800	9,384
Renewable Energy Group, Inc.*	1,600	16,720
REX American Resources Corp.*	192	17,374
Sunrun, Inc.*	2,700	14,580
TerraForm Global, Inc., Class A*	3,600	17,280
TerraForm Power, Inc., Class A*	3,700	45,769
TPI Composites, Inc.*	400	7,604
Vivint Solar, Inc.*	800	2,240

		249,554

Engineering & Construction — 1.1%
Aegion Corp.*	1,555	35,625
Argan, Inc.	536	35,457
Dycom Industries, Inc.*	1,253	116,466
EMCOR Group, Inc.	2,363	148,751
Exponent, Inc.	1,040	61,932
Granite Construction, Inc.	1,544	77,493
Hill International, Inc.*	1,500	6,225
IES Holdings, Inc.*	400	7,240
Layne Christensen Co.*	700	6,188
MasTec, Inc.*	2,664	106,693
McDermott International, Inc.*	9,300	62,775
Mistras Group, Inc.*	800	17,104

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Engineering & Construction — (continued)
MYR Group, Inc.*	683	$28,003
NV5 Global, Inc.*	300	11,280
Orion Group Holdings, Inc.*	1,137	8,493
TopBuild Corp.*	1,600	75,200
Tutor Perini Corp.*	1,397	44,425
VSE Corp.	408	16,647

		865,997

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A	2,156	67,806
Churchill Downs, Inc.	520	82,602
Eldorado Resorts, Inc.*	1,000	18,925
Eros International PLC*	1,200	12,360
Golden Entertainment, Inc.	500	6,615
International Speedway Corp., Class A	1,100	40,645
Isle of Capri Casinos, Inc.*	841	22,169
Marriott Vacations Worldwide Corp.	900	89,937
National CineMedia, Inc.	2,374	29,983
Penn National Gaming, Inc.*	3,200	58,976
Pinnacle Entertainment, Inc.*	2,382	46,497
Reading International, Inc., Class A*	700	10,878
Scientific Games Corp., Class A*	1,900	44,935
SeaWorld Entertainment, Inc.	2,700	49,329
Speedway Motorsports, Inc.	316	5,953

		587,610

Environmental Control — 0.6%
Advanced Disposal Services, Inc.*	700	15,820
Aqua Metals, Inc.*	600	11,724
AquaVenture Holdings Ltd.*	400	6,828
Calgon Carbon Corp.	2,162	31,565
Casella Waste Systems, Inc., Class A*	1,500	21,165
CECO Environmental Corp.	1,309	13,758
Darling Ingredients, Inc.*	6,567	95,353
Energy Recovery, Inc.*	1,500	12,480
Heritage-Crystal Clean, Inc.*	600	8,220
MSA Safety, Inc.	1,221	86,312
Tetra Tech, Inc.	2,364	96,569
TRC Cos., Inc.*	900	15,705
U.S. Ecology, Inc.	942	44,133

		459,632

Food — 1.6%
AdvancePierre Foods Holdings, Inc.	900	28,053
Amplify Snack Brands, Inc.*	900	7,560
B&G Foods, Inc.	2,572	103,523
Cal-Maine Foods, Inc.	1,246	45,853
Calavo Growers, Inc.	651	39,451
Dean Foods Co.	3,700	72,742
Fresh Del Monte Produce, Inc.	1,316	77,947
Ingles Markets, Inc., Class A	604	26,063
Inventure Foods, Inc.*	500	2,210
J&J Snack Foods Corp.	596	80,794
John B Sanfilippo & Son, Inc.	300	21,957
Lancaster Colony Corp.	733	94,440
Lifeway Foods, Inc.*	87	933
Nutrisystem, Inc.	1,237	68,653
Performance Food Group Co.*	1,500	35,700

	Number of Shares	Value†

Food — (continued)
Sanderson Farms, Inc.	834	$86,602
Seaboard Corp.	11	45,864
Seneca Foods Corp., Class A*	211	7,617
Smart & Final Stores, Inc.*	1,100	13,310
Snyder’s-Lance, Inc.	3,212	129,476
SpartanNash Co.	1,530	53,535
SUPERVALU, Inc.*	10,300	39,758
TerraVia Holdings, Inc.*	3,100	2,246
The Chefs’ Warehouse, Inc.*	750	10,425
Tootsie Roll Industries, Inc.	680	25,390
United Natural Foods, Inc.*	1,900	82,137
Village Super Market, Inc., Class A	268	7,102
Weis Markets, Inc.	366	21,832

		1,231,173

Forest Products & Paper — 0.3%
Clearwater Paper Corp.*	678	37,968
Deltic Timber Corp.	392	30,623
Neenah Paper, Inc.	674	50,348
Orchids Paper Products Co.	400	9,600
P.H. Glatfelter Co.	1,659	36,066
Schweitzer-Mauduit International, Inc.	1,176	48,710

		213,315

Gas — 1.2%
Chesapeake Utilities Corp.	635	43,942
Delta Natural Gas Co., Inc.	300	9,105
New Jersey Resources Corp.	3,464	137,174
Northwest Natural Gas Co.	1,050	62,055
ONE Gas, Inc.	2,100	141,960
South Jersey Industries, Inc.	3,180	113,367
Southwest Gas Holdings, Inc.	1,894	157,032
Spire, Inc.	1,756	118,530
WGL Holdings, Inc.	1,994	164,565

		947,730

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,870	80,504
Hardinge, Inc.	700	7,868
Kennametal, Inc.	3,200	125,536
Milacron Holdings Corp.*	700	13,027

		226,935

Healthcare Products — 3.2%
Abaxis, Inc.	829	40,206
Accelerate Diagnostics, Inc.*	951	23,014
Accuray, Inc.*	2,738	13,006
Analogic Corp.	507	38,481
AngioDynamics, Inc.*	958	16,621
AtriCure, Inc.*	1,200	22,980
Atrion Corp.	61	28,560
AxoGen, Inc.*	1,200	12,540
BioTelemetry, Inc.*	1,200	34,740
Cantel Medical Corp.	1,475	118,147
Cardiovascular Systems, Inc.*	1,300	36,758
Cerus Corp.*	3,600	16,020
ConforMIS, Inc.*	1,600	8,352
CONMED Corp.	1,003	44,543

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
CryoLife, Inc.*	1,399	$23,293
Cutera, Inc.*	500	10,350
Endologix, Inc.*	3,198	23,154
Entellus Medical, Inc.*	400	5,520
Exactech, Inc.*	509	12,827
GenMark Diagnostics, Inc.*	1,700	21,794
Genomic Health, Inc.*	709	22,326
Glaukos Corp.*	700	35,910
Globus Medical, Inc., Class A*	2,900	85,898
Haemonetics Corp.*	2,046	83,006
Halyard Health, Inc.*	1,900	72,371
ICU Medical, Inc.*	579	88,413
Inogen, Inc.*	700	54,292
Insulet Corp.*	2,246	96,780
Integer Holdings Corp.*	1,293	51,979
Integra LifeSciences Holdings Corp.*	2,452	103,303
Intersect ENT, Inc.*	1,100	18,865
Invacare Corp.	1,190	14,161
InVivo Therapeutics Holdings Corp.*	900	3,645
iRhythm Technologies, Inc.*	400	15,040
IRIDEX Corp.*	400	4,748
K2M Group Holdings, Inc.*	1,100	22,561
LeMaitre Vascular, Inc.	400	9,852
Luminex Corp.	1,653	30,366
Masimo Corp.*	1,604	149,589
Meridian Bioscience, Inc.	1,760	24,288
Merit Medical Systems, Inc.*	1,575	45,517
MiMedx Group, Inc.*	3,800	36,214
NanoString Technologies, Inc.*	600	11,922
Natus Medical, Inc.*	1,375	53,969
Nevro Corp.*	1,000	93,700
Novan, Inc.*	200	1,276
Novocure Ltd.*	2,100	17,010
NuVasive, Inc.*	2,006	149,808
NxStage Medical, Inc.*	2,584	69,329
Ocular Therapeutix, Inc.*	700	6,496
OraSure Technologies, Inc.*	2,201	28,459
Orthofix International NV*	671	25,599
Oxford Immunotec Global PLC*	1,000	15,490
Penumbra, Inc.*	1,000	83,450
Quidel Corp.*	1,051	23,795
Rockwell Medical, Inc.*	1,800	11,268
STAAR Surgical Co.*	1,400	13,720
Surmodics, Inc.*	373	8,971
T2 Biosystems, Inc.*	600	3,156
Tandem Diabetes Care, Inc.*	400	480
The Spectranetics Corp.*	1,665	48,493
TransEnterix, Inc.*	2,500	3,025
Utah Medical Products, Inc.	100	6,230
Wright Medical Group NV*	4,218	131,264
Zeltiq Aesthetics, Inc.*	1,500	83,415

		2,510,355

Healthcare Services — 1.4%
AAC Holdings, Inc.*	200	1,706
Addus HomeCare Corp.*	400	12,800
Adeptus Health, Inc., Class A*	500	900

	Number of Shares	Value†

Healthcare Services — (continued)
Air Methods Corp.*	1,487	$63,941
Almost Family, Inc.*	477	23,182
Amedisys, Inc.*	1,206	61,614
American Renal Associates Holdings, Inc.*	400	6,752
Capital Senior Living Corp.*	1,036	14,566
Catalent, Inc.*	4,000	113,280
Chemed Corp.	629	114,912
Civitas Solutions, Inc.*	400	7,340
Community Health Systems, Inc.*	4,500	39,915
Genesis Healthcare, Inc.*	1,861	4,913
HealthSouth Corp.	3,536	151,376
Invitae Corp.*	1,100	12,166
Kindred Healthcare, Inc.	3,374	28,173
LHC Group, Inc.*	582	31,370
Magellan Health, Inc.*	941	64,976
Medpace Holdings, Inc.*	300	8,955
Molina Healthcare, Inc.*	1,668	76,061
Natera, Inc.*	700	6,209
National HealthCare Corp.	406	28,948
Nobilis Health Corp.*	1,200	2,040
OvaScience, Inc.*	800	1,496
Quorum Health Corp.*	1,300	7,072
RadNet, Inc.*	1,500	8,850
Select Medical Holdings Corp.*	4,400	58,740
Surgery Partners, Inc.*	700	13,650
Teladoc, Inc.*	800	20,000
The Ensign Group, Inc.	1,880	35,344
Tivity Health, Inc.*	1,258	36,608
Triple-S Management Corp., Class B*	1,091	19,169
U.S. Physical Therapy, Inc.	491	32,062
UnitedHealth Group, Inc.	0	11
Universal American Corp.*	1,780	17,747

		1,126,844

Holding Companies — 0.3%
FCB Financial Holdings, Inc., Class A*	1,200	59,460
HRG Group, Inc.*	4,875	94,185
National Bank Holdings Corp., Class A	1,000	32,500
Tiptree Financial, Inc., Class A	1,100	8,030
Wins Finance Holdings, Inc.*	100	14,499

		208,674

Home Builders — 0.7%
Beazer Homes USA, Inc.*	1,424	17,273
Cavco Industries, Inc.*	369	42,951
Century Communities, Inc.*	500	12,700
Green Brick Partners, Inc.*	1,100	10,945
Hovnanian Enterprises, Inc., Class A*	4,810	10,919
Installed Building Products, Inc.*	700	36,925
KB Home	3,400	67,592
LGI Homes, Inc.*	600	20,346
M/I Homes, Inc.*	836	20,482
MDC Holdings, Inc.	1,575	47,329
Meritage Homes Corp.*	1,490	54,832
Tailored Brands, Inc.	1,956	29,223
Taylor Morrison Home Corp., Class A*	1,600	34,112
The New Home Co., Inc.*	600	6,276

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
TRI Pointe Group, Inc.*	6,100	$76,494
William Lyon Homes, Class A*	1,000	20,620
Winnebago Industries, Inc.	1,122	32,818

		541,837

Home Furnishings — 0.5%
American Woodmark Corp.*	569	52,234
Bassett Furniture Industries, Inc.	300	8,070
Daktronics, Inc.	1,209	11,425
Ethan Allen Interiors, Inc.	1,028	31,508
Flexsteel Industries, Inc.	200	10,080
Hooker Furniture Corp.	500	15,525
iRobot Corp.*	1,082	71,564
Kimball International, Inc., Class B	1,244	20,526
La-Z-Boy, Inc.	1,962	52,974
Select Comfort Corp.*	1,872	46,407
Universal Electronics, Inc.*	600	41,100

		361,413

Hotels & Resorts — 0.1%
Caesars Entertainment Corp.*	2,000	19,100
La Quinta Holdings, Inc.*	3,400	45,968

		65,068

Household Products & Wares — 0.4%
ACCO Brands Corp.*	4,393	57,768
Central Garden & Pet Co.*	500	18,535
Central Garden & Pet Co., Class A*	1,402	48,677
CSS Industries, Inc.	412	10,679
Helen of Troy Ltd.*	1,095	103,149
WD-40 Co.	546	59,487

		298,295

Housewares — 0.0%
Libbey, Inc.	800	11,664
Lifetime Brands, Inc.	400	8,040

		19,704

Insurance — 3.0%
Ambac Financial Group, Inc.*	1,700	32,062
American Equity Investment Life Holding Co.	3,476	82,138
AMERISAFE, Inc.	708	45,949
Argo Group International Holdings Ltd.	1,160	78,614
Atlas Financial Holdings, Inc.*	400	5,460
Baldwin & Lyons, Inc., Class B	325	7,946
Blue Capital Reinsurance Holdings Ltd.	300	5,790
Citizens, Inc.*	1,466	10,892
CNO Financial Group, Inc.	7,193	147,457
Crawford & Co., Class B	638	6,399
Donegal Group, Inc., Class A	283	4,987
eHealth, Inc.*	720	8,669
EMC Insurance Group, Inc.	450	12,627
Employers Holdings, Inc.	1,282	48,652
Enstar Group Ltd.*	474	90,676
Essent Group Ltd.*	3,000	108,510
FBL Financial Group, Inc., Class A	427	27,947
Federated National Holding Co.	500	8,715

	Number of Shares	Value†

Insurance — (continued)
Fidelity & Guaranty Life	500	$13,900
Genworth Financial, Inc., Class A*	20,500	84,460
Global Indemnity Ltd.*	383	14,742
Greenlight Capital Re Ltd., Class A*	1,128	24,929
Hallmark Financial Services, Inc.*	255	2,818
HCI Group, Inc.	300	13,674
Heritage Insurance Holdings, Inc.	800	10,216
Hilltop Holdings, Inc.	2,983	81,943
Horace Mann Educators Corp.	1,709	70,154
Independence Holding Co.	100	1,860
Infinity Property & Casualty Corp.	420	40,110
Investors Title Co.	100	15,815
Kemper Corp.	1,500	59,850
Kinsale Capital Group, Inc.	200	6,408
Maiden Holdings Ltd.	2,768	38,752
MBIA, Inc.*	5,500	46,585
MGIC Investment Corp.*	13,527	137,029
National General Holdings Corp.	2,000	47,520
National Western Life Group, Inc., Class A	95	28,895
NMI Holdings, Inc., Class A*	2,100	23,940
OneBeacon Insurance Group Ltd., Class A	900	14,400
Primerica, Inc.	1,900	156,180
Radian Group, Inc.	8,703	156,306
RLI Corp.	1,522	91,350
Safety Insurance Group, Inc.	582	40,798
Selective Insurance Group, Inc.	2,175	102,551
State Auto Financial Corp.	476	13,066
State National Cos., Inc.	1,000	14,400
Stewart Information Services Corp.	908	40,115
The Navigators Group, Inc.	990	53,757
Third Point Reinsurance Ltd.*	2,300	27,830
Trupanion, Inc.*	600	8,532
United Fire Group, Inc.	880	37,638
United Insurance Holdings Corp.	800	12,760
Universal Insurance Holdings, Inc.	1,251	30,650
WMIH Corp.*	8,700	12,615

		2,310,038

Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	737	7,517
Angie’s List, Inc.*	1,600	9,120
Autobytel, Inc.*	300	3,759
Bankrate, Inc.*	1,923	18,557
Bazaarvoice, Inc.*	3,500	15,050
Blucora, Inc.*	1,496	25,881
Boingo Wireless, Inc.*	1,700	22,083
Box, Inc., Class A*	2,100	34,251
Brightcove, Inc.*	1,200	10,680
ChannelAdvisor Corp.*	900	10,035
Chegg, Inc.*	3,100	26,164
Cogent Communications Holdings, Inc.	1,619	69,698
DHI Group, Inc.*	1,863	7,359
Endurance International Group Holdings, Inc.*	2,100	16,485
ePlus, Inc.*	245	33,087
Etsy, Inc.*	4,300	45,709
FTD Cos., Inc.*	818	16,475

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Internet — (continued)
Global Eagle Entertainment, Inc.*	1,500	$4,785
GrubHub, Inc.*	3,300	108,537
HealthStream, Inc.*	900	21,807
Imperva, Inc.*	1,100	45,155
Limelight Networks, Inc.*	1,172	3,024
Liquidity Services, Inc.*	1,035	8,280
MeetMe, Inc.	1,900	11,191
New Media Investment Group, Inc.	1,700	24,157
NIC, Inc.	2,629	53,106
Overstock.com, Inc.*	571	9,821
Perficient, Inc.*	1,245	21,613
Q2 Holdings, Inc.*	900	31,365
QuinStreet, Inc.*	1,815	7,078
Quotient Technology, Inc.*	2,700	25,785
Rapid7, Inc.*	800	11,984
RealNetworks, Inc.*	515	2,493
Reis, Inc.	400	7,160
RetailMeNot, Inc.*	1,300	10,530
RingCentral, Inc., Class A*	2,400	67,920
Safeguard Scientifics, Inc.*	850	10,795
Shutterfly, Inc.*	1,390	67,123
Shutterstock, Inc.*	800	33,080
Stamps.com, Inc.*	662	78,348
TechTarget, Inc.*	500	4,515
The Rubicon Project, Inc.*	1,200	7,068
The Trade Desk Inc., Class A*	300	11,175
TrueCar, Inc.*	2,300	35,581
VASCO Data Security International, Inc.*	1,028	13,878
VirnetX Holding Corp.*	1,583	3,641
Wayfair, Inc., Class A*	1,300	52,637
Web.com Group, Inc.*	1,500	28,950
WebMD Health Corp.*	1,432	75,438
XO Group, Inc.*	859	14,783
Zendesk, Inc.*	3,300	92,532
Zix Corp.*	1,848	8,889

		1,386,134

Investment Companies — 0.1%
Arlington Asset Investment Corp., Class A	900	12,717
Caesars Acquisition Co., Class A*	1,900	29,260
Real Industry, Inc.*	800	2,280

		44,257

Iron & Steel — 0.6%
AK Steel Holding Corp.*	12,000	86,280
Allegheny Technologies, Inc.	4,400	79,024
Carpenter Technology Corp.	1,800	67,140
Cliffs Natural Resources, Inc.*	11,200	91,952
Commercial Metals Co.	4,500	86,085
Ryerson Holding Corp.*	800	10,080
Schnitzer Steel Industries, Inc., Class A	900	18,585
TimkenSteel Corp.*	1,400	26,474

		465,620

Leisure Time — 0.5%
Acushnet Holdings Corp.	1,100	19,008
Callaway Golf Co.	3,946	43,682
Camping World Holdings Inc., Class A	600	19,344

	Number of Shares	Value†

Leisure Time — (continued)
ClubCorp Holdings, Inc.	2,700	$43,335
Escalade, Inc.	600	7,740
Fox Factory Holding Corp.*	1,000	28,700
Johnson Outdoors, Inc., Class A	200	7,300
LCI Industries	991	98,902
Liberty TripAdvisor Holdings, Inc., Class A*	2,900	40,890
Lindblad Expeditions Holdings Inc.*	700	6,272
Malibu Boats, Inc., Class A*	900	20,205
Marine Products Corp.	688	7,479
Nautilus, Inc.*	1,300	23,725
Planet Fitness, Inc., Class A	1,000	19,270

		385,852

Lodging — 0.4%
Belmond Ltd., Class A*	3,445	41,685
Boyd Gaming Corp.*	3,400	74,834
Century Casinos, Inc.*	1,100	8,316
ILG, Inc.	4,416	92,559
Intrawest Resorts Holdings, Inc.*	600	15,006
Monarch Casino & Resort, Inc.*	485	14,327
Red Lion Hotels Corp.*	800	5,640
Red Rock Resorts, Inc.	1,300	28,834
The Marcus Corp.	633	20,319

		301,520

Machinery—Construction & Mining — 0.3%
Astec Industries, Inc.	798	49,073
Babcock & Wilcox Enterprises, Inc.*	1,900	17,746
Hyster-Yale Materials Handling, Inc.	344	19,398
Joy Global, Inc.	4,000	113,000

		199,217

Machinery—Diversified — 0.8%
Alamo Group, Inc.	417	31,771
Albany International Corp., Class A	1,132	52,129
Altra Industrial Motion Corp.	1,003	39,067
Applied Industrial Technologies, Inc.	1,482	91,662
Briggs & Stratton Corp.	1,836	41,218
Chart Industries, Inc.*	1,177	41,124
Columbus McKinnon Corp.	685	17,002
DXP Enterprises, Inc.*	522	19,768
Gencor Industries, Inc.*	500	7,475
Hurco Cos., Inc.	200	6,220
Kadant, Inc.	399	23,681
Lindsay Corp.	453	39,918
NACCO Industries, Inc., Class A	122	8,516
Power Solutions International, Inc.*	100	1,009
SPX FLOW, Inc.*	1,500	52,065
Tennant Co.	736	53,470
The ExOne Co.*	500	5,095
The Gorman-Rupp Co.	751	23,581
The Manitowoc Co., Inc.*	5,300	30,210

		584,981

Media — 1.4%
Central European Media Enterprises Ltd., Class A*	3,100	9,610
Daily Journal Corp.*	41	8,786

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Media — (continued)
Entercom Communications Corp., Class A	1,200	$17,160
Entravision Communications Corp., Class A	2,800	17,360
Gannett Co., Inc.	4,800	40,224
Gray Television, Inc.*	2,600	37,700
Houghton Mifflin Harcourt Co.*	4,600	46,690
Liberty Braves Corp., Class A*	500	11,970
Liberty Braves Corp., Class C*	1,300	30,745
Liberty Media Corp., Class C*	1,900	64,885
Liberty Media Corp., Class A*	1,000	32,700
Meredith Corp.	1,500	96,900
MSG Networks, Inc., Class A*	2,500	58,375
Nexstar Media Group, Inc.	1,750	122,732
Saga Communications, Inc., Class A	133	6,790
Scholastic Corp.	1,156	49,211
Sinclair Broadcast Group, Inc., Class A	2,617	105,988
The E.W. Scripps Co., Class A*	2,329	54,592
The New York Times Co., Class A	5,121	73,742
Time, Inc.	3,900	75,465
TiVo Corp.	4,624	86,697
tronc, Inc.*	1,100	15,312
World Wrestling Entertainment, Inc., Class A	1,314	29,197

		1,092,831

Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	1,200	26,280
Ampco-Pittsburgh Corp.	500	7,025
Atkore International Group, Inc.*	500	13,140
CIRCOR International, Inc.	635	37,744
Global Brass & Copper Holdings, Inc.	1,000	34,400
Haynes International, Inc.	564	21,500
Lawson Products, Inc.*	400	8,980
Mueller Industries, Inc.	2,188	74,895
Mueller Industries, Inc.	10,940	10,858
Mueller Water Products, Inc., Class A	6,192	73,189
NN, Inc.	1,000	25,200
Olympic Steel, Inc.	231	4,287
Omega Flex, Inc.	59	2,820
RBC Bearings, Inc.*	937	90,973
Rexnord Corp.*	3,400	78,472
Sun Hydraulics Corp.	859	31,019
TriMas Corp.*	1,795	37,246
Worthington Industries, Inc.	1,784	80,441

		658,469

Mining — 0.7%
Century Aluminum Co.*	1,754	22,258
Coeur Mining, Inc.*	7,528	60,826
Fairmount Santrol Holdings, Inc.*	3,300	24,189
Ferroglobe PLC	2,414	24,937
Ferroglobe Representation & Warranty Insurance Trust Units~	2,414	0
Gold Resource Corp.	2,400	10,848
Hecla Mining Co.	15,517	82,085
Kaiser Aluminum Corp.	716	57,208
Materion Corp.	857	28,752
Ring Energy, Inc.*	1,600	17,312

	Number of Shares	Value†

Mining — (continued)
Smart Sand, Inc.*	700	$11,375
Stillwater Mining Co.*	4,924	85,038
United States Lime & Minerals, Inc.	29	2,291
US Silica Holdings, Inc.	3,000	143,970

		571,089

Miscellaneous Manufacturing — 1.5%
Actuant Corp., Class A	2,406	63,398
American Outdoor Brands Corp.*	2,179	43,166
American Railcar Industries, Inc.	400	16,440
AZZ, Inc.	976	58,072
Barnes Group, Inc.	2,065	106,017
Chase Corp.	300	28,620
EnPro Industries, Inc.	817	58,138
Fabrinet*	1,300	54,639
Federal Signal Corp.	2,343	32,357
FreightCar America, Inc.	570	7,142
GP Strategies Corp.*	400	10,120
Handy & Harman Ltd.*	200	5,440
Harsco Corp.*	3,200	40,800
Hillenbrand, Inc.	2,374	85,108
John Bean Technologies Corp.	1,129	99,296
Koppers Holdings, Inc.*	820	34,727
LSB Industries, Inc.*	749	7,026
Lydall, Inc.*	600	32,160
Movado Group, Inc.	460	11,477
Myers Industries, Inc.	1,125	17,831
NL Industries, Inc.*	90	580
Park-Ohio Holdings Corp.	400	14,380
Proto Labs, Inc.*	1,000	51,100
Raven Industries, Inc.	1,346	39,101
SPX Corp.*	1,700	41,225
Standex International Corp.	500	50,075
Sturm Ruger & Co., Inc.	719	38,502
Tredegar Corp.	1,061	18,621
Trinseo SA	1,100	73,810

		1,139,368

Office & Business Equipment — 0.0%
Eastman Kodak Co.*	800	9,200

Office Furnishings — 0.4%
Herman Miller, Inc.	2,432	76,729
HNI Corp.	1,843	84,944
Interface, Inc.	2,595	49,435
Knoll, Inc.	1,953	46,501
Steelcase, Inc., Class A	3,531	59,144

		316,753

Oil & Gas — 1.6%
Abraxas Petroleum Corp.*	4,100	8,282
Adams Resources & Energy, Inc.	100	3,735
Alon USA Energy, Inc.	1,352	16,481
Atwood Oceanics, Inc.*	3,000	28,590
Bill Barrett Corp.*	2,025	9,214
California Resources Corp.*	1,400	21,056
Callon Petroleum Co.*	7,400	97,384
Carrizo Oil & Gas, Inc.*	2,365	67,781

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas — (continued)
Clayton Williams Energy, Inc.*	217	$28,661
Cobalt International Energy, Inc.*	17,000	9,068
Contango Oil & Gas Co.*	703	5,146
CVR Energy, Inc.	700	14,056
Delek US Holdings, Inc.	2,498	60,626
Denbury Resources, Inc.*	14,400	37,152
Eclipse Resources Corp.*	1,400	3,556
EP Energy Corp., Class A*	1,800	8,550
Evolution Petroleum Corp.	1,200	9,600
EXCO Resources, Inc.*	6,375	3,952
Isramco, Inc.*	21	2,460
Jones Energy, Inc., Class A*	3,262	8,319
Matador Resources Co.*	3,700	88,023
Northern Oil & Gas, Inc.*	2,253	5,858
Oasis Petroleum, Inc.*	9,600	136,896
Panhandle Oil and Gas, Inc., Class A	634	12,173
Par Pacific Holdings, Inc.*	1,318	21,734
Parker Drilling Co.*	5,217	9,130
PDC Energy, Inc.*	2,212	137,918
RSP Permian, Inc.*	4,000	165,720
Sanchez Energy Corp.*	2,700	25,758
Seadrill Ltd.	15,500	25,575
Trecora Resources*	1,000	11,100
Unit Corp.*	2,100	50,736
W&T Offshore, Inc.*	1,643	4,551
Western Refining, Inc.	3,237	113,521

		1,252,362

Oil & Gas Services — 0.9%
Archrock, Inc.	2,600	32,240
CARBO Ceramics, Inc.*	800	10,432
Dawson Geophysical Co.*	1,000	5,560
Exterran Corp.*	1,300	40,885
Flotek Industries, Inc.*	2,000	25,580
Forum Energy Technologies, Inc.*	2,300	47,610
Geospace Technologies Corp.*	476	7,725
Helix Energy Solutions Group, Inc.*	6,001	46,628
Hornbeck Offshore Services, Inc.*	1,378	6,105
Independence Contract Drilling, Inc.*	1,100	6,061
Mammoth Energy Services, Inc.*	100	2,151
Matrix Service Co.*	987	16,285
MRC Global, Inc.*	3,700	67,821
Natural Gas Services Group, Inc.*	594	15,474
Newpark Resources, Inc.*	3,512	28,447
NOW, Inc.*	4,300	72,928
Oil States International, Inc.*	2,100	69,615
Pioneer Energy Services Corp.*	2,650	10,600
SEACOR Holdings, Inc.*	600	41,514
SRC Energy, Inc.*	7,600	64,144
Tesco Corp.*	1,400	11,270
TETRA Technologies, Inc.*	5,379	21,893
Thermon Group Holdings, Inc.*	1,100	22,924
Willbros Group, Inc.*	2,600	7,124

		681,016

Packaging and Containers — 0.2%
Berry Plastics Group, Inc.*	0	0

	Number of Shares	Value†

Packaging and Containers — (continued)
Greif, Inc., Class B	200	$13,060
Greif, Inc., Class A	1,000	55,090
KapStone Paper and Packaging Corp.	3,640	84,084
Multi Packaging Solutions International Ltd.*	800	14,360
UFP Technologies, Inc.*	300	7,770

		174,364

Pharmaceuticals — 3.2%
AcelRx Pharmaceuticals, Inc.*	1,800	5,670
Aclaris Therapeutics, Inc.*	300	8,946
Adamas Pharmaceuticals, Inc.*	700	12,250
Aerie Pharmaceuticals, Inc.*	1,200	54,420
Aimmune Therapeutics, Inc.*	1,100	23,903
Akebia Therapeutics, Inc.*	1,200	11,040
Amicus Therapeutics, Inc.*	5,600	39,928
Amphastar Pharmaceuticals, Inc.*	1,400	20,300
Ampio Pharmaceuticals, Inc.*	2,200	1,760
Anika Therapeutics, Inc.*	500	21,720
Anthera Pharmaceuticals, Inc.*	1,100	468
Aratana Therapeutics, Inc.*	900	4,770
Array BioPharma, Inc.*	6,948	62,115
Avexis, Inc.*	200	15,206
Axovant Sciences Ltd.*	800	11,952
Bio-Path Holdings, Inc.*	4,000	3,308
BioScrip, Inc.*	4,411	7,499
BioSpecifics Technologies Corp.*	300	16,440
Cara Therapeutics, Inc.*	800	14,712
Cempra, Inc.*	1,800	6,750
ChemoCentryx, Inc.*	1,000	7,280
Chimerix, Inc.*	1,700	10,846
Cidara Therapeutics, Inc.*	500	3,900
Clovis Oncology, Inc.*	1,500	95,505
Collegium Pharmaceutical, Inc.*	400	4,024
Concert Pharmaceuticals, Inc.*	500	8,530
Corcept Therapeutics, Inc.*	2,900	31,784
Depomed, Inc.*	2,283	28,652
Diplomat Pharmacy, Inc.*	1,900	30,305
Durect Corp.*	3,500	3,675
Eagle Pharmaceuticals, Inc.*	400	33,176
Egalet Corp.*	900	4,590
Enanta Pharmaceuticals, Inc.*	600	18,480
Endocyte, Inc.*	1,500	3,855
Esperion Therapeutics, Inc.*	500	17,655
FibroGen, Inc.*	2,200	54,230
Flexion Therapeutics, Inc.*	900	24,219
Global Blood Therapeutics, Inc.*	700	25,795
Heron Therapeutics, Inc.*	1,900	28,500
Heska Corp.*	300	31,494
Horizon Pharma PLC*	6,500	96,070
Ignyta, Inc.*	1,600	13,760
Immune Design Corp.*	400	2,720
Impax Laboratories, Inc.*	2,837	35,888
Infinity Pharmaceuticals, Inc.*	1,828	5,904
Inotek Pharmaceuticals Corp.*	900	1,800
Insys Therapeutics, Inc.*	800	8,408
Intra-Cellular Therapies, Inc.*	1,400	22,750

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Ironwood Pharmaceuticals, Inc.*	5,161	$88,047
Keryx Biopharmaceuticals, Inc.*	3,500	21,560
La Jolla Pharmaceutical Co.*	400	11,940
Lannett Co., Inc.*	997	22,283
Lifevantage Corp.*	700	3,759
MannKind Corp.*	1,781	2,636
MediciNova, Inc.*	1,400	8,386
Minerva Neurosciences, Inc.*	800	6,480
Mirati Therapeutics, Inc.*	500	2,600
MyoKardia, Inc.*	500	6,575
Myovant Sciences Ltd.*	100	1,174
NantKwest, Inc.*	800	2,840
Natural Grocers by Vitamin Cottage, Inc.*	400	4,156
Natural Health Trends Corp.	300	8,670
Nature’s Sunshine Products, Inc.	200	2,000
Nektar Therapeutics*	5,533	129,860
Neogen Corp.*	1,402	91,901
Neos Therapeutics, Inc.*	400	2,880
Nutraceutical International Corp.	396	12,335
Omega Protein Corp.	1,000	20,050
Ophthotech Corp.*	1,200	4,392
Pacira Pharmaceuticals, Inc.*	1,400	63,840
PharMerica Corp.*	1,220	28,548
Phibro Animal Health Corp., Class A	700	19,670
Portola Pharmaceuticals, Inc.*	1,900	74,461
PRA Health Sciences, Inc.*	1,000	65,230
Prestige Brands Holdings, Inc.*	2,072	115,120
Progenics Pharmaceuticals, Inc.*	2,601	24,553
Protagonist Therapeutics, Inc.*	400	5,124
Proteostasis Therapeutics, Inc.*	600	4,692
Ra Pharmaceuticals, Inc.*	600	12,774
Radius Health, Inc.*	1,200	46,380
Reata Pharmaceuticals, Inc., Class A*	300	6,795
Regulus Therapeutics, Inc.*	1,200	1,980
Revance Therapeutics, Inc.*	700	14,560
Sarepta Therapeutics, Inc.*	1,900	56,240
SciClone Pharmaceuticals, Inc.*	2,277	22,315
Seres Therapeutics, Inc.*	800	9,016
Sorrento Therapeutics, Inc.*	900	3,555
Sucampo Pharmaceuticals, Inc., Class A*	871	9,581
Supernus Pharmaceuticals, Inc.*	1,900	59,470
Synergy Pharmaceuticals, Inc.*	7,600	35,416
Synutra International, Inc.*	311	1,850
Teligent, Inc.*	1,800	14,058
TESARO, Inc.*	1,100	169,257
Tetraphase Pharmaceuticals, Inc.*	1,200	11,028
TG Therapeutics, Inc.*	1,200	13,980
TherapeuticsMD, Inc.*	5,900	42,480
Trevena, Inc.*	2,000	7,340
USANA Health Sciences, Inc.*	448	25,805
Vanda Pharmaceuticals, Inc.*	1,441	20,174
Vital Therapies, Inc.*	800	3,200
Voyager Therapeutics, Inc.*	300	3,972
Xencor, Inc.*	1,300	31,096
Zafgen, Inc.*	600	2,796

	Number of Shares	Value†

Pharmaceuticals — (continued)
Zogenix, Inc.*	1,175	$12,749

		2,490,581

Pipelines — 0.2%
Primoris Services Corp.	1,490	34,598
SemGroup Corp., Class A	2,700	97,200

		131,798

Publishing / Newspapers — 0.1%
Cimpress NV*	1,000	86,190

Real Estate — 0.6%
Alexander & Baldwin, Inc.	1,800	80,136
AV Homes, Inc.*	595	9,788
Community Healthcare Trust, Inc.	600	14,340
Consolidated-Tomoka Land Co.	124	6,639
Farmland Partners, Inc.	1,400	15,638
Forestar Group, Inc.*	1,163	15,875
Four Corners Property Trust, Inc.	2,500	57,075
FRP Holdings, Inc.*	169	6,760
HFF, Inc., Class A	1,500	41,505
Kennedy-Wilson Holdings, Inc.	3,281	72,838
Marcus & Millichap, Inc.*	500	12,290
RE/MAX Holdings, Inc., Class A	700	41,615
Stratus Properties, Inc.	300	8,220
The RMR Group, Inc., Class A	367	18,166
The St. Joe Co.*	2,100	35,805
Trinity Place Holdings, Inc.*	900	6,579

		443,269

Retail — 4.4%
Abercrombie & Fitch Co., Class A	2,800	33,404
America’s Car-Mart, Inc.*	227	8,274
American Eagle Outfitters, Inc.	6,700	94,001
Asbury Automotive Group, Inc.*	849	51,025
Ascena Retail Group, Inc.*	6,713	28,597
At Home Group, Inc.*	500	7,580
Barnes & Noble Education, Inc.*	1,737	16,658
Barnes & Noble, Inc.	2,600	24,050
Big 5 Sporting Goods Corp.	581	8,773
Big Lots, Inc.	1,800	87,624
Biglari Holdings, Inc.*	40	17,279
BJ’s Restaurants, Inc.*	920	37,168
Bloomin’ Brands, Inc.	4,100	80,893
BMC Stock Holdings, Inc.*	2,300	51,980
Bob Evans Farms, Inc.	842	54,621
Bojangles’, Inc.*	500	10,250
Boot Barn Holdings, Inc.*	400	3,956
Buffalo Wild Wings, Inc.*	747	114,104
Build-A-Bear Workshop, Inc.*	700	6,195
Caleres, Inc.	1,654	43,699
Carrols Restaurant Group, Inc.*	1,113	15,749
Chico’s FAS, Inc.	5,300	75,260
Chuy’s Holdings, Inc.*	600	17,880
Citi Trends, Inc.	503	8,551
Conn’s, Inc.*	1,104	9,660
Cracker Barrel Old Country Store, Inc.	724	115,297
Dave & Buster’s Entertainment, Inc.*	1,500	91,635

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Del Frisco’s Restaurant Group, Inc.*	1,000	$18,050
Del Taco Restaurants, Inc.*	1,100	14,586
Denny’s Corp.*	3,152	38,990
Destination XL Group, Inc.*	1,500	4,275
DineEquity, Inc.	671	36,516
DSW, Inc.	2,800	57,904
Duluth Holdings, Inc., Class B*	500	10,645
El Pollo Loco Holdings, Inc.*	900	10,755
Express, Inc.*	3,154	28,733
EZCORP, Inc., Class A*	1,766	14,393
Fiesta Restaurant Group, Inc.*	1,013	24,515
FirstCash, Inc.	1,939	95,302
Five Below, Inc.*	2,100	90,951
Francesca’s Holdings Corp.*	1,658	25,450
Fred’s, Inc., Class A	1,431	18,746
Freshpet, Inc.*	700	7,700
Genesco, Inc.*	795	44,083
GMS, Inc.*	300	10,512
GNC Holdings, Inc., Class A	2,800	20,608
Group 1 Automotive, Inc.	807	59,783
Guess?, Inc.	2,400	26,760
Haverty Furniture Cos., Inc.	550	13,392
Hibbett Sports, Inc.*	955	28,172
HSN, Inc.	1,279	47,451
J. Alexander’s Holding, Inc.*	483	4,854
Jack in the Box, Inc.	1,314	133,660
Jamba, Inc.*	440	3,982
Kirkland’s, Inc.*	827	10,255
Kona Grill, Inc.*	500	3,150
Lands’ End, Inc.*	700	15,015
Lithia Motors, Inc.	994	85,136
Lumber Liquidators Holdings, Inc.*	1,033	21,683
MarineMax, Inc.*	1,000	21,650
Nathan’s Famous, Inc.*	100	6,265
Noodles & Co.*	300	1,725
Office Depot, Inc.	22,500	104,962
Ollie’s Bargain Outlet Holdings, Inc.*	900	30,150
Papa John’s International, Inc.	1,110	88,844
Party City Holdco, Inc.*	1,200	16,860
PC Connection, Inc.	565	16,831
PetMed Express, Inc.	613	12,346
Pier 1 Imports, Inc.	3,644	26,091
Potbelly Corp.*	1,000	13,900
PriceSmart, Inc.	831	76,618
Red Robin Gourmet Burgers, Inc.*	520	30,394
Regis Corp.*	1,332	15,611
RH*	1,600	74,016
Ruby Tuesday, Inc.*	2,213	6,218
Rush Enterprises, Inc., Class A*	1,135	37,546
Rush Enterprises, Inc., Class B*	300	9,354
Ruth’s Hospitality Group, Inc.	1,195	23,960
Sears Holding Corp.*	500	5,745
Shake Shack, Inc., Class A*	700	23,380
Shoe Carnival, Inc.	458	11,253
Sonic Automotive, Inc., Class A	1,134	22,737
Sonic Corp.	1,732	43,923

	Number of Shares	Value†

Retail — (continued)
Sportsman’s Warehouse Holdings, Inc.*	600	$2,868
Stage Stores, Inc.	1,381	3,577
Stein Mart, Inc.	1,261	3,796
Systemax, Inc.	262	2,906
Texas Roadhouse, Inc.	2,670	118,895
The Buckle, Inc.	1,049	19,511
The Cato Corp., Class A	1,104	24,244
The Cheesecake Factory, Inc.	1,816	115,062
The Children’s Place, Inc.	794	95,320
The Container Store Group, Inc.*	600	2,538
The Finish Line, Inc., Class A	1,793	25,514
The Habit Restaurants, Inc., Class A*	400	7,080
Tile Shop Holdings, Inc.	1,300	25,025
Tilly’s, Inc., Class A	400	3,608
Tuesday Morning Corp.*	1,629	6,109
Vera Bradley, Inc.*	800	7,448
Vitamin Shoppe, Inc.*	1,000	20,150
West Marine, Inc.*	664	6,335
Wingstop, Inc.	700	19,796
Winmark Corp.	100	11,300
Zoe’s Kitchen, Inc.*	700	12,950
Zumiez, Inc.*	703	12,865

		3,407,446

Savings & Loans — 2.0%
Astoria Financial Corp.	3,701	75,908
Banc of California, Inc.	1,900	39,330
Bank Mutual Corp.	1,632	15,341
BankFinancial Corp.	609	8,843
Bear State Financial, Inc.	800	7,520
Beneficial Bancorp, Inc.	2,773	44,368
Berkshire Hills Bancorp, Inc.	1,302	46,937
BofI Holding, Inc.*	2,400	62,712
Brookline Bancorp, Inc.	2,922	45,729
BSB Bancorp, Inc.*	300	8,475
Capitol Federal Financial, Inc.	5,100	74,613
Charter Financial Corp.	700	13,769
Clifton Bancorp, Inc.	646	10,459
Dime Community Bancshares, Inc.	1,430	29,029
ESSA Bancorp, Inc.	500	7,290
EverBank Financial Corp.	4,200	81,816
First Defiance Financial Corp.	300	14,853
First Financial Northwest, Inc.	100	1,767
Flagstar Bancorp, Inc.*	800	22,552
Flushing Financial Corp.	1,138	30,578
Hingham Institution for Savings	100	17,685
Home Bancorp, Inc.	300	10,125
HomeStreet, Inc.*	1,000	27,950
HomeTrust Bancshares, Inc.*	500	11,750
Investors Bancorp, Inc.	11,855	170,475
Meridian Bancorp, Inc.	1,874	34,294
Meta Financial Group, Inc.	300	26,550
MutualFirst Financial, Inc.	300	9,465
Northfield Bancorp, Inc.	1,793	32,310
Northwest Bancshares, Inc.	3,775	63,571
OceanFirst Financial Corp.	927	26,118
Oritani Financial Corp.	1,718	29,206

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Savings & Loans — (continued)
Pacific Premier Bancorp, Inc.*	1,000	$38,550
Provident Financial Holdings, Inc.	300	5,595
Provident Financial Services, Inc.	2,403	62,118
SI Financial Group, Inc.	500	7,025
Southern Missouri Bancorp, Inc.	300	10,656
Sterling Bancorp, Inc.	5,114	121,202
Territorial Bancorp, Inc.	243	7,574
United Community Financial Corp.	1,700	14,178
United Financial Bancorp, Inc.	2,131	36,248
Washington Federal, Inc.	3,700	122,470
Waterstone Financial, Inc.	1,000	18,250
WSFS Financial Corp.	1,071	49,212

		1,594,466

Semiconductors — 3.8%
Advanced Micro Devices, Inc.*	29,900	435,045
Alpha & Omega Semiconductor Ltd.*	900	15,471
Ambarella, Inc.*	1,300	71,123
Amkor Technology, Inc.*	4,011	46,487
Axcelis Technologies, Inc.*	1,025	19,270
Brooks Automation, Inc.	2,877	64,445
Cabot Microelectronics Corp.	961	73,622
Cavium, Inc.*	2,593	185,786
CEVA, Inc.*	671	23,821
Cirrus Logic, Inc.*	2,481	150,572
Cohu, Inc.	904	16,688
Diodes, Inc.*	1,399	33,646
DSP Group, Inc.*	557	6,684
EMCORE Corp.	1,200	10,800
Entegris, Inc.*	5,670	132,678
Exar Corp.*	1,532	19,931
FormFactor, Inc.*	2,629	31,154
Gerber Scientific, Inc. Escrow Shares~	500	0
GigPeak, Inc.	2,900	8,932
Impinj, Inc.*	200	6,054
Inphi Corp.*	1,600	78,112
Integrated Device Technology, Inc.*	5,493	130,019
InvenSense, Inc.*	3,300	41,679
IXYS Corp.	1,266	18,420
Kopin Corp.*	1,507	6,179
Lattice Semiconductor Corp.*	4,924	34,074
MACOM Technology Solutions Holdings, Inc.*	1,222	59,029
MaxLinear, Inc., Class A*	2,243	62,916
Microsemi Corp.*	4,524	233,122
MKS Instruments, Inc.	2,096	144,100
Monolithic Power Systems, Inc.	1,567	144,321
Nanometrics, Inc.*	900	27,414
Photronics, Inc.*	2,692	28,804
Power Integrations, Inc.	1,095	71,996
Rambus, Inc.*	4,423	58,118
Rudolph Technologies, Inc.*	1,054	23,610
Semtech Corp.*	2,609	88,184
Sigma Designs, Inc.*	1,200	7,500
Silicon Laboratories, Inc.*	1,600	117,680
Synaptics, Inc.*	1,416	70,106
Ultra Clean Holdings, Inc.*	1,600	26,992

	Number of Shares	Value†

Semiconductors — (continued)
Ultratech, Inc.*	978	$28,968
Veeco Instruments, Inc.*	1,693	50,536
Xcerra Corp.*	2,466	21,923
Xperi Corp.	2,023	68,681

		2,994,692

Software — 3.8%
2U, Inc.*	1,500	59,490
ACI Worldwide, Inc.*	4,527	96,833
Actua Corp.*	1,128	15,848
Acxiom Corp.*	2,967	84,470
Amber Road, Inc.*	600	4,632
American Software, Inc., Class A	1,193	12,264
Appfolio, Inc., Class A*	300	8,160
Apptio, Inc., Class A*	100	1,173
Aspen Technology, Inc.*	3,153	185,775
Avid Technology, Inc.*	1,100	5,126
Benefitfocus, Inc.*	400	11,180
Blackbaud, Inc.	1,850	141,840
Blackline, Inc.*	300	8,928
Bottomline Technologies, Inc.*	1,545	36,539
BroadSoft, Inc.*	1,261	50,692
Callidus Software, Inc.*	2,400	51,240
Castlight Health, Inc., Class B*	1,200	4,380
CommVault Systems, Inc.*	1,548	78,638
Computer Programs & Systems, Inc.	447	12,516
Cornerstone OnDemand, Inc.*	2,100	81,669
Coupa Software, Inc.*	500	12,700
CSG Systems International, Inc.	1,281	48,435
Digi International, Inc.*	1,157	13,768
Ebix, Inc.	1,036	63,455
Envestnet, Inc.*	1,713	55,330
Everbridge, Inc.*	500	10,265
Evolent Health, Inc., Class A*	700	15,610
Exa Corp.*	700	8,890
Fair Isaac Corp.	1,188	153,193
Five9, Inc.*	1,100	18,106
Glu Mobile, Inc.*	4,000	9,080
Guidance Software, Inc.*	400	2,360
Hortonworks, Inc.*	1,700	16,677
HubSpot, Inc.*	1,200	72,660
InnerWorkings, Inc.*	1,724	17,171
Instructure, Inc.*	300	7,020
Jive Software, Inc.*	1,500	6,450
ManTech International Corp., Class A	1,039	35,981
Medidata Solutions, Inc.*	2,188	126,226
MicroStrategy, Inc., Class A*	375	70,425
MINDBODY, Inc., Class A*	500	13,725
MobileIron, Inc.*	1,200	5,220
Model N, Inc.*	1,100	11,495
Monotype Imaging Holdings, Inc.	1,599	32,140
New Relic, Inc.*	900	33,363
Omnicell, Inc.*	1,435	58,333
Park City Group, Inc.*	700	8,645
Paycom Software, Inc.*	1,800	103,518
PDF Solutions, Inc.*	1,200	27,144
pdvWireless, Inc.*	500	10,925

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Pegasystems, Inc.	1,460	$64,021
Planet Payment, Inc.*	2,000	7,960
Progress Software Corp.	1,986	57,693
Proofpoint, Inc.*	1,600	118,976
PROS Holdings, Inc.*	917	22,182
QAD, Inc., Class A	392	10,917
Quality Systems, Inc.*	2,204	33,589
RealPage, Inc.*	2,200	76,780
Rosetta Stone, Inc.*	1,000	9,750
Sapiens International Corp. NV	800	10,304
SPS Commerce, Inc.*	700	40,943
Synchronoss Technologies, Inc.*	1,646	40,162
SYNNEX Corp.	1,194	133,656
Take-Two Interactive Software, Inc.*	3,344	198,199
Verint Systems, Inc.*	2,395	103,883
Workiva, Inc.*	900	14,085
Xactly Corp.*	1,000	11,900

		2,974,703

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	1,777	54,199
Wesco Aircraft Holdings, Inc.*	2,240	25,536

		79,735

Telecommunications — 3.2%
8X8, Inc.*	3,400	51,850
Acacia Communications, Inc.*	200	11,724
ADTRAN, Inc.	1,905	39,529
Aerohive Networks, Inc.*	1,300	5,473
Anixter International, Inc.*	1,134	89,926
ATN International, Inc.	449	31,619
Black Box Corp.	562	5,030
CalAmp Corp.*	1,400	23,506
Calix, Inc.*	1,487	10,781
Ciena Corp.*	5,500	129,855
Cincinnati Bell, Inc.*	1,557	27,559
Clearfield, Inc.*	400	6,580
Comtech Telecommunications Corp.	552	8,136
Consolidated Communications Holdings, Inc.	1,841	43,116
DigitalGlobe, Inc.*	2,569	84,135
Extreme Networks, Inc.*	4,147	31,144
FairPoint Communications, Inc.*	1,000	16,600
Finisar Corp.*	4,221	115,402
General Communication, Inc., Class A*	886	18,429
Gigamon, Inc.*	1,300	46,215
Globalstar, Inc.*	14,900	23,840
Gogo, Inc.*	2,200	24,200
GTT Communications, Inc.*	1,100	26,785
Harmonic, Inc.*	2,870	17,077
Hawaiian Telcom Holdco, Inc.*	200	4,582
HC2 Holdings, Inc.*	700	4,340
IDT Corp., Class B	800	10,176
Infinera Corp.*	5,994	61,319
Intelsat SA*	1,200	4,980
InterDigital, Inc.	1,394	120,302
Iridium Communications, Inc.*	3,500	33,775

	Number of Shares	Value†

Telecommunications — (continued)
Ixia*	2,713	$53,310
j2 Global, Inc.	1,874	157,247
Knowles Corp.*	3,452	65,415
KVH Industries, Inc.*	354	2,974
LogMeIn, Inc.	2,081	202,898
Loral Space & Communications, Inc.*	546	21,512
Lumos Networks Corp.*	782	13,841
NeoPhotonics Corp.*	1,300	11,713
NETGEAR, Inc.*	1,329	65,852
NeuStar, Inc., Class A*	2,200	72,930
NII Holdings, Inc.	2,500	3,250
Numerex Corp., Class A*	800	3,816
Oclaro, Inc.*	4,400	43,208
ORBCOMM, Inc.*	2,700	25,785
Plantronics, Inc.	1,367	73,968
Preformed Line Products Co.	45	2,347
Quantenna Communications, Inc.*	100	2,083
RigNet, Inc.*	500	10,725
Shenandoah Telecommunications Co.	1,718	48,190
ShoreTel, Inc.*	2,281	14,028
Silicom Ltd.	300	14,901
Sonus Networks, Inc.*	1,843	12,145
Spok Holdings, Inc.	612	11,628
Straight Path Communications, Inc., Class B*	300	10,791
Telenav, Inc.*	1,000	8,650
Ubiquiti Networks, Inc.*	1,000	50,260
ViaSat, Inc.*	2,162	137,979
Viavi Solutions, Inc.*	9,600	102,912
Vonage Holdings Corp.*	7,500	47,400
West Corp.	1,700	41,514
Windstream Holdings, Inc.	6,785	36,979

		2,498,236

Textiles — 0.1%
Culp, Inc.	500	15,600
UniFirst Corp.	577	81,617

		97,217

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc.*	584	3,212

Transportation — 1.6%
Air Transport Services Group, Inc.*	2,085	33,464
ArcBest Corp.	995	25,870
Ardmore Shipping Corp.	800	6,440
Atlas Air Worldwide Holdings, Inc.*	1,048	58,112
Bristow Group, Inc.	1,350	20,534
CAI International, Inc.*	660	10,388
Celadon Group, Inc.	935	6,124
Costamare, Inc.	1,200	7,992
Covenant Transportation Group, Inc., Class A*	400	7,520
DHT Holdings, Inc.	3,900	17,433
Dorian LPG Ltd.*	900	9,477
Echo Global Logistics, Inc.*	1,300	27,755
Era Group, Inc.*	800	10,608

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Forward Air Corp.	1,196	$56,894
Frontline Ltd.	2,800	18,872
GasLog Ltd.	1,700	26,095
Gener8 Maritime, Inc.*	900	5,103
Golar LNG Ltd.	4,000	111,720
Heartland Express, Inc.	1,967	39,438
Hub Group, Inc., Class A*	1,443	66,955
International Seaways, Inc.*	533	10,191
Knight Transportation, Inc.	2,564	80,381
Marten Transport Ltd.	1,051	24,646
Matson, Inc.	1,800	57,168
Navios Maritime Acquisition Corp.	3,700	6,364
Nordic American Tankers Ltd.	3,567	29,178
Overseas Shipholding Group, Inc., Class A	1,600	6,176
P.A.M. Transportation Services, Inc.*	200	3,258
PHI, Inc.*	593	7,104
Radiant Logistics, Inc.*	1,000	5,000
Roadrunner Transportation Systems, Inc.*	1,000	6,870
Saia, Inc.*	961	42,572
Scorpio Bulkers, Inc.*	2,600	23,920
Scorpio Tankers, Inc.	7,100	31,524
Ship Finance International Ltd.	2,284	33,575
Swift Transportation Co.*	3,000	61,620
Teekay Corp.	1,900	17,385
Teekay Tankers Ltd., Class A	3,193	6,546
Tidewater, Inc.*	1,600	1,840
Universal Logistics Holdings, Inc.	100	1,435
USA Truck, Inc.*	200	1,470
Werner Enterprises, Inc.	1,752	45,902
XPO Logistics, Inc.*	3,941	188,735
YRC Worldwide, Inc.*	1,300	14,313

		1,273,967

Trucking and Leasing — 0.2%
GATX Corp.	1,600	97,536
Textainer Group Holdings Ltd.	812	12,423
The Greenbrier Cos., Inc.	1,047	45,126

		155,085

Water — 0.3%
American States Water Co.	1,524	67,513
Artesian Resources Corp., Class A	413	13,447
California Water Service Group	1,966	70,481
Connecticut Water Service, Inc.	419	22,270
Consolidated Water Co. Ltd.	800	9,320
Middlesex Water Co.	531	19,621
PICO Holdings, Inc.*	792	11,088
SJW Group	688	33,175
The York Water Co.	597	20,925

		267,840

TOTAL COMMON STOCKS (Cost $49,378,705)		69,476,776

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Apartments — 0.3%
Bluerock Residential Growth REIT, Inc.	600	7,386

	Number of Shares	Value†

Apartments — (continued)
Education Realty Trust, Inc.	2,901	$118,506
Independence Realty Trust, Inc.	1,892	17,728
Monogram Residential Trust, Inc.	6,500	64,805
Preferred Apartment Communities, Inc., Class A	800	10,568
Silver Bay Realty Trust Corp.	1,337	28,705

		247,698

Building & Real Estate — 0.9%
Agree Realty Corp.	1,096	52,564
Altisource Residential Corp.	2,200	33,550
Anworth Mortgage Asset Corp.	3,731	20,707
Apollo Commercial Real Estate Finance, Inc.	3,256	61,249
Ares Commercial Real Estate Corp.	1,000	13,380
Capstead Mortgage Corp.	3,475	36,626
Colony Starwood Homes	2,600	88,270
CYS Investments, Inc.	5,856	46,555
Dynex Capital, Inc.	2,307	16,357
Getty Realty Corp.	1,169	29,541
Invesco Mortgage Capital, Inc.	4,407	67,956
iStar, Inc.*	2,718	32,072
New York Mortgage Trust, Inc.	4,700	28,999
PennyMac Mortgage Investment Trust	2,692	47,783
Redwood Trust, Inc.	3,277	54,431
Resource Capital Corp.	1,175	11,480
Select Income REIT	2,600	67,054

		708,574

Diversified — 1.0%
AG Mortgage Investment Trust, Inc.	1,188	21,443
Armada Hoffler Properties, Inc.	1,400	19,446
CatchMark Timber Trust, Inc., Class A	1,300	14,976
CorEnergy Infrastructure Trust, Inc.	500	16,890
CoreSite Realty Corp.	1,300	117,065
DuPont Fabros Technology, Inc.	3,050	151,250
NexPoint Residential Trust, Inc.	600	14,496
NorthStar Realty Europe Corp.	2,500	28,975
PS Business Parks, Inc.	765	87,792
STAG lndustrial, Inc.	3,300	82,566
The GEO Group, Inc.	2,968	137,626
Tier REIT, Inc.	2,000	34,720
UMH Properties, Inc.	968	14,723
Whitestone REIT	800	11,072

		753,040

Diversified Financial Services — 0.4%
ARMOUR Residential REIT, Inc.	1,375	31,226
Great Ajax Corp.	600	7,830
New Residential Investment Corp.	11,900	202,062
Orchid Island Capital, Inc.	1,200	11,988
Owens Realty Mortgage, Inc.	500	8,900
RAIT Financial Trust	3,606	11,539
Western Asset Mortgage Capital Corp.	1,597	15,603

		289,148

Forest Products & Paper — 0.1%
Potlatch Corp.	1,578	72,115

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Healthcare — 1.0%
CareTrust REIT, Inc.	2,395	$40,284
Global Medical REIT, Inc.	900	8,172
Healthcare Realty Trust, Inc.	4,572	148,590
LTC Properties, Inc.	1,517	72,664
MedEquities Realty Trust, Inc.	500	5,605
Medical Properties Trust, Inc.	12,007	154,770
National Health Investors, Inc.	1,457	105,822
New Senior Investment Group, Inc.	2,700	27,540
Physicians Realty Trust	5,300	105,311
Sabra Health Care REIT, Inc.	2,588	72,283
Universal Health Realty Income Trust	520	33,540

		774,581

Hotels & Resorts — 1.1%
Ashford Hospitality Prime, Inc.	987	10,472
Ashford Hospitality Trust, Inc.	3,020	19,237
Chatham Lodging Trust	1,400	27,650
Chesapeake Lodging Trust	2,389	57,240
DiamondRock Hospitality Co.	8,223	91,687
FelCor Lodging Trust, Inc.	4,918	36,934
Hersha Hospitality Trust	1,717	32,262
LaSalle Hotel Properties	4,217	122,082
Pebblebrook Hotel Trust	2,709	79,130
RLJ Lodging Trust	4,900	115,199
Ryman Hospitality Properties, Inc.	1,712	105,853
Summit Hotel Properties, Inc.	3,500	55,930
Sunstone Hotel Investors, Inc.	8,747	134,092

		887,768

Industrial — 0.6%
EastGroup Properties, Inc.	1,275	93,751
First Industrial Realty Trust, Inc.	4,729	125,933
First Potomac Realty Trust	2,392	24,590
InfraREIT, Inc.*	1,700	30,600
Monmouth Real Estate Investment Corp., Class A	2,649	37,801
QTS Realty Trust, Inc.	1,900	92,625
Rexford Industrial Realty, Inc.	2,600	58,552
Terreno Realty Corp.	1,675	46,900

		510,752

Mixed Industrial/Office — 0.5%
Axon Enterprise, Inc.*	2,011	45,831
Cousins Properties, Inc.	13,070	108,092
Gladstone Commercial Corp.	1,052	21,745
Investors Real Estate Trust	4,618	27,385
Lexington Realty Trust	9,315	92,964
One Liberty Properties, Inc.	503	11,750
Washington Real Estate Investment Trust	3,006	94,027

		401,794

Office Property — 0.8%
American Assets Trust, Inc.	1,600	66,944
City Office REIT, Inc.	900	10,935
Easterly Government Properties, Inc.	1,300	25,727
Franklin Street Properties Corp.	4,045	49,106
Government Properties Income Trust	2,744	57,432
Gramercy Property Trust	5,639	148,306

	Number of Shares	Value†

Office Property — (continued)
Hudson Pacific Properties, Inc.	4,700	$162,808
Mack-Cali Realty Corp.	3,500	94,290
Parkway, Inc.	1,746	34,734

		650,282

Real Estate — 0.2%
Global Net Lease, Inc.	2,333	56,187
Xenia Hotels & Resorts, Inc.	4,200	71,694

		127,881

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	6,900	65,826
MTGE Investment Corp.	2,043	34,220
Pennsylvania Real Estate Investment Trust	2,715	41,105
Washington Prime Group, Inc.	7,000	60,830

		201,981

Storage & Warehousing — 0.1%
National Storage Affiliates Trust	1,800	43,020

Strip Centers — 0.7%
Acadia Realty Trust	3,120	93,787
Alexander’s, Inc.	86	37,140
Cedar Realty Trust, Inc.	2,826	14,187
Kite Realty Group Trust	3,251	69,896
Ramco-Gershenson Properties Trust	3,141	44,037
Retail Opportunity Investments Corp.	4,300	90,429
Saul Centers, Inc.	351	21,629
Seritage Growth Properties	1,000	43,150
Urban Edge Properties	3,500	92,050
Urstadt Biddle Properties, Inc., Class A	1,216	25,001

		531,306

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,196,383)		6,199,940

RIGHTS — 0.0%
Chelsea Therapeutics International Ltd. CVR~	1,600	0
Clinical Data, Inc.~	354	0
Cubist Pharmaceuticals, Inc.~	1,200	0
Durata Therapeutics CVR Shares~	500	0
Dyax Corp. CVR~	5,620	6,238
Furiex Pharmaceuticals Rights~	300	0
Media General CVR~	4,400	8,360
Tobira Therapeutic, Inc. CVR~	400	5,496
Trinity Place Holdings, Inc.*	113	0

TOTAL RIGHTS (Cost $5,624)		20,094

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — 0.1%¤
U.S. Treasury Bill
0.000%, 06/08/17	$19	18,476

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

SMALL CAP INDEX FUND

	Par (000)	Value†
U.S. TREASURY OBLIGATIONS¤ — (continued)
0.000%, 08/03/17	$71	$70,810
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,295)		89,286

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $1,538,899)	1,538,899	1,538,899

TOTAL INVESTMENTS — 99.1% (Cost $56,208,906)(a)		$77,324,995

Other Assets & Liabilities — 0.9%		737,228

TOTAL NET ASSETS — 100.0%		$78,062,223

~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $20,094.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $56,456,299. Net unrealized appreciation was $20,868,696. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $26,954,693 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,085,997.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.

PLC — Public Limited Company.

CVR — Contingent Valued Rights

REIT — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	— %+	$21,122
Aerospace & Defense	1.4%	968,332
Agriculture	0.3%	212,062
Airlines	0.4%	250,312
Apparel	0.7%	497,934
Auto Manufacturers	0.2%	103,034
Auto Parts & Equipment	1.3%	935,561
Banks	11.8%	8,211,541
Beverages	0.3%	182,390
Biotechnology	4.0%	2,761,360
Building Materials	1.9%	1,286,042
Chemicals	2.8%	1,969,314
Coal	— %+	29,687
Commercial Services	5.3%	3,676,349
Computers	2.5%	1,705,736
Cosmetics & Personal Care	0.2%	127,882
Distribution & Wholesale	0.7%	468,770
Diversified Financial Services	2.7%	1,887,382

Electric	2.1%	1,445,635
Electrical Components & Equipment	1.3%	913,139
Electronics	2.6%	1,837,548
Energy-Alternate Sources	0.4%	249,554
Engineering & Construction	1.2%	865,997
Entertainment	0.8%	587,610
Environmental Control	0.7%	459,632
Food	1.8%	1,231,173
Forest Products & Paper	0.3%	213,315
Gas	1.4%	947,730
Hand & Machine Tools	0.3%	226,935
Healthcare Products	3.6%	2,510,355
Healthcare Services	1.6%	1,126,844
Holding Companies	0.3%	208,674
Home Builders	0.8%	541,837
Home Furnishings	0.5%	361,413
Hotels & Resorts	0.1%	65,068
Household Products & Wares	0.4%	298,295
Housewares	— %+	19,704
Insurance	3.3%	2,310,038
Internet	2.0%	1,386,134
Investment Companies	0.1%	44,257
Iron & Steel	0.7%	465,620
Leisure Time	0.6%	385,852
Lodging	0.4%	301,520
Machinery—Construction & Mining	0.3%	199,217
Machinery—Diversified	0.8%	584,981
Media	1.6%	1,092,831
Metal Fabricate/Hardware	1.0%	658,469
Mining	0.8%	571,089
Miscellaneous Manufacturing	1.6%	1,139,368
Office & Business Equipment	— %+	9,200
Office Furnishings	0.5%	316,753
Oil & Gas	1.8%	1,252,362
Oil & Gas Services	1.0%	681,016
Packaging and Containers	0.3%	174,364
Pharmaceuticals	3.6%	2,490,581
Pipelines	0.2%	131,798
Publishing / Newspapers	0.1%	86,190
Real Estate	0.6%	443,269
Retail	4.9%	3,407,446
Savings & Loans	2.3%	1,594,466
Semiconductors	4.3%	2,994,692
Software	4.3%	2,974,703
Storage & Warehousing	0.1%	79,735
Telecommunications	3.6%	2,498,236
Textiles	0.1%	97,217
Toys, Games & Hobbies	— %+	3,212
Transportation	1.8%	1,273,967
Trucking and Leasing	0.2%	155,085
Water	0.4%	267,840
	100.0%	$69,476,776

+ Rounded

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Advertising	$21,122	$21,122	$—	$—
Aerospace & Defense	968,332	968,332	—	—
Agriculture	212,062	212,062	—	—
Airlines	250,312	250,312	—	—
Apparel	497,934	497,934	—	—
Auto Manufacturers	103,034	103,034	—	—
Auto Parts & Equipment	935,561	935,561	—	—
Banks	8,211,541	8,211,541	—	—
Beverages	182,390	182,390	—	—
Biotechnology	2,761,360	2,761,360	—	—
Building Materials	1,286,042	1,286,042	—	—
Chemicals	1,969,314	1,969,314	—	—
Coal	29,687	29,687	—	—
Commercial Services	3,676,349	3,676,349	—	—
Computers	1,705,736	1,705,736	—	—
Cosmetics & Personal Care	127,882	127,882	—	—
Distribution & Wholesale	468,770	468,770	—	—
Diversified Financial Services	1,887,382	1,887,382	—	—
Electric	1,445,635	1,445,635	—	—
Electrical Components & Equipment	913,139	913,139	—	—
Electronics	1,837,548	1,837,548	—	—
Energy-Alternate Sources	249,554	249,554	—	—
Engineering & Construction	865,997	865,997	—	—
Entertainment	587,610	587,610	—	—
Environmental Control	459,632	459,632	—	—
Food	1,231,173	1,231,173	—	—
Forest Products & Paper	213,315	213,315	—	—
Gas	947,730	947,730	—	—
Hand & Machine Tools	226,935	226,935	—	—
Healthcare Products	2,510,355	2,510,355	—	—
Healthcare Services	1,126,844	1,126,844	—	—
Holding Companies	208,674	208,674	—	—
Home Builders	541,837	541,837	—	—
Home Furnishings	361,413	361,413	—	—
Hotels & Resorts	65,068	65,068	—	—
Household Products & Wares	298,295	298,295	—	—
Housewares	19,704	19,704	—	—
Insurance	2,310,038	2,310,038	—	—
Internet	1,386,134	1,386,134	—	—
Investment Companies	44,257	44,257	—	—
Iron & Steel	465,620	465,620	—	—
Leisure Time	385,852	385,852	—	—
Lodging	301,520	301,520	—	—
Machinery - Construction & Mining	199,217	199,217	—	—
Machinery - Diversified	584,981	584,981	—	—
Media	1,101,191	1,092,831	8,360	—
Metal Fabricate/Hardware	658,469	647,611	10,858	—
Mining	571,089	571,089	—	—
Miscellaneous Manufacturing	1,139,368	1,139,368	—	—
Office & Business Equipment	9,200	9,200	—	—
Office Furnishings	316,753	316,753	—	—
Oil & Gas	1,252,362	1,252,362	—	—
Oil & Gas Services	681,016	681,016	—	—
Packaging and Containers	174,364	174,364	—	—
Pharmaceuticals	2,490,581	2,490,581	—	—
Pipelines	131,798	131,798	—	—
Publishing / Newspapers	86,190	86,190	—	—
Real Estate	443,269	443,269	—	—
Retail	3,407,446	3,407,446	—	—

Savings & Loans	1,594,466	1,594,466	—	—
Semiconductors	2,994,692	2,994,692	—	—
Software	2,974,703	2,974,703	—	—
Storage & Warehousing	79,735	79,735	—	—
Telecommunications	2,498,236	2,498,236	—	—
Textiles	97,217	97,217	—	—
Toys, Games & Hobbies	3,212	3,212	—	—
Transportation	1,273,967	1,273,967	—	—
Trucking and Leasing	155,085	155,085	—	—
Water	267,840	267,840	—	—
REAL ESTATE INVESTMENT TRUSTS
Apartments	247,698	247,698	—	—
Building & Real Estate	708,574	708,574	—	—
Diversified	753,040	753,040	—	—
Diversified Financial Services	289,148	289,148	—	—
Forest Products & Paper	72,115	72,115	—	—
Healthcare	774,581	774,581	—	—
Hotels & Resorts	887,768	887,768	—	—
Industrial	510,752	510,752	—	—
Mixed Industrial/Office	401,794	401,794	—	—
Office Property	650,282	650,282	—	—
Real Estate	127,881	127,881	—	—
Regional Malls	201,981	201,981	—	—
Storage & Warehousing	43,020	43,020	—	—
Strip Centers	531,306	531,306	—	—
U.S. TREASURY OBLIGATIONS	89,286	—	89,286	—
RIGHTS	11,734	—	11,734	—
SHORT-TERM INVESTMENTS	1,538,899	1,538,899	—	—
TOTAL INVESTMENTS	$77,324,995	$77,204,757	$120,238	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — 99.4%
Australia — 7.5%
AGL Energy Ltd.	5,276	$106,294
Alumina Ltd.	15,918	21,769
Amcor Ltd.	9,071	104,370
AMP Ltd.	24,438	96,714
APA Group	8,753	59,918
Aristocrat Leisure Ltd.	4,196	57,607
ASX Ltd.	1,401	54,032
Aurizon Holdings Ltd.	15,495	62,150
AusNet Services	19,132	24,629
Australia & New Zealand Banking Group Ltd.	23,523	571,856
Bank of Queensland Ltd.	3,231	30,017
Bendigo & Adelaide Bank Ltd.	3,923	36,386
BHP Billiton Ltd.	25,265	464,031
Boral Ltd.	10,576	47,188
Brambles Ltd.	12,161	86,871
Caltex Australia Ltd.	2,100	47,314
Challenger Ltd/Australia	4,465	42,811
CIMIC Group Ltd.	829	22,757
Coca-Cola Amatil Ltd.	4,963	41,027
Cochlear Ltd.	418	43,186
Commonwealth Bank of Australia	13,735	901,500
Computershare Ltd.	3,381	36,318
Crown Resorts Ltd.	2,801	25,273
CSL Ltd.	3,584	343,176
Dexus Property Group	8,629	64,409
Domino’s Pizza Enterprises Ltd.	473	21,003
DUET Group	18,815	40,105
Flight Centre Travel Group Ltd.	439	9,686
Fortescue Metals Group Ltd.	13,816	65,760
Goodman Group	13,411	79,304
Harvey Norman Holdings Ltd.	3,235	11,196
Healthscope Ltd.	13,599	23,585
Incitec Pivot Ltd.	13,612	39,102
Insurance Australia Group Ltd.	19,230	88,885
LendLease Group	4,333	51,576
Macquarie Group Ltd.	2,369	163,255
Medibank Pvt. Ltd.	21,209	45,694
Mirvac Group	26,971	45,127
National Australia Bank Ltd.	21,369	544,306
Newcrest Mining Ltd.	6,279	106,833
Oil Search Ltd.	10,741	59,248
Orica Ltd.	2,861	38,470
Origin Energy Ltd.*	14,077	75,822
Qantas Airways Ltd.	2,415	7,177
QBE Insurance Group Ltd.	10,872	107,067
Ramsay Health Care Ltd.	1,058	56,493
REA Group Ltd.	400	18,131
Rio Tinto Ltd.	3,268	150,954
Santos Ltd.*	12,884	37,405
Scentre Group	41,172	134,944
SEEK Ltd.	2,700	32,840
Sonic Healthcare Ltd.	3,512	59,352
South32 Ltd.	16,770	35,036
South32 Ltd.	24,967	52,646
Stockland	19,857	70,392

	Number of Shares	Value†

Australia — (continued)
Suncorp Group Ltd.	9,789	$98,795
Sydney Airport	9,694	50,140
Tabcorp Holdings Ltd.	7,043	25,559
Tatts Group Ltd.	13,129	44,435
Telstra Corp. Ltd.	33,844	120,493
The GPT Group	15,260	60,042
The GPT Group, In Specie~	16,419	0
TPG Telecom Ltd.	2,224	11,843
Transurban Group	15,707	140,042
Treasury Wine Estates Ltd.	5,948	55,576
Vicinity Centres	25,092	54,252
Vocus Group Ltd.	4,003	13,212
Wesfarmers Ltd.	8,823	303,807
Westfield Corp.	15,906	107,911
Westpac Banking Corp.	26,843	719,013
Woodside Petroleum Ltd.	6,074	148,868
Woolworths Ltd.	10,150	205,497

		7,822,482

Austria — 0.2%
ANDRITZ AG	668	33,412
Erste Group Bank AG	2,497	81,313
Immoeast AG~	2,678	0
OMV AG	1,135	44,661
Raiffeisen Bank International AG*	750	16,926
voestalpine AG	1,009	39,719

		216,031

Belgium — 1.2%
Ageas	1,453	56,794
Anheuser-Busch InBev N.V.	6,036	662,596
Colruyt S.A.	647	31,764
Groupe Bruxelles Lambert S.A.	667	60,553
KBC Groep N.V.	2,043	135,542
Proximus SADP	1,133	35,554
Solvay S.A.	600	73,321
Telenet Group Holding N.V.*	377	22,422
UCB S.A.	1,013	78,576
Umicore S.A.	738	42,042

		1,199,164

Bermuda — 0.1%
Jardine Strategic Holdings Ltd.	2,000	84,000

China — 0.1%
Sands China Ltd.	19,200	88,941
Yangzijiang Shipbuilding Holdings Ltd.	19,000	15,348

		104,289

Denmark — 1.6%
A.P. Moller - Maersk A/S, B Shares	55	91,251
A.P. Moller - Maersk A/S, A Shares	31	50,010
Carlsberg A/S, B Shares	840	77,573
Chr Hansen Holding AS	775	49,743
Coloplast A/S, B Shares	905	70,663
Danske Bank A/S	5,455	185,781
DONG Energy AS144A @	1,171	45,153
DSV A/S	1,517	78,530

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Denmark — (continued)
Genmab AS*	490	$94,366
ISS A/S	1,307	49,423
Novo Nordisk A/S, B Shares	15,146	520,171
Novozymes A/S, B Shares	1,916	75,941
Pandora A/S	881	97,530
TDC A/S	6,200	31,971
Tryg A/S	965	17,505
Vestas Wind Systems A/S	1,794	145,864
William Demant Holding A/S*	690	14,416

		1,695,891

Finland — 1.0%
Elisa OYJ	1,000	35,365
Fortum OYJ	3,489	55,198
Kone OYJ, B Shares	2,641	115,965
Metso OYJ	1,066	32,274
Neste OYJ	1,183	46,140
Nokia OYJ	48,031	257,735
Nokian Renkaat OYJ	765	31,942
Orion OYJ, B Shares	750	39,101
Sampo OYJ, A Shares	3,551	168,424
Stora Enso OYJ, R Shares	4,323	51,099
UPM-Kymmene OYJ	4,158	97,676
Wartsila OYJ Abp	1,184	63,344

		994,263

France — 9.5%
Accor S.A.	1,361	56,697
Aeroports de Paris	215	26,572
Air Liquide S.A.	3,077	351,561
Alstom S.E.*	1,018	30,424
Arkema S.A.	594	58,603
AtoS S.A.	702	86,834
AXA S.A.	15,235	394,210
BNP Paribas S.A.	8,510	566,770
Bollore S.A.*	39	148
Bollore S.A.	6,919	26,823
Bouygues S.A.	1,571	63,946
Bureau Veritas S.A.	2,393	50,483
Capgemini S.A.	1,393	128,633
Carrefour S.A.	4,457	105,080
Casino Guichard Perrachon S.A.	468	26,176
Christian Dior S.E.	408	94,799
Cie de Saint-Gobain	4,041	207,508
Cie Generale des Etablissements Michelin, B Shares	1,486	180,483
CNP Assurances	1,617	32,913
Credit Agricole S.A.	8,537	115,663
Danone S.A.	4,633	315,134
Dassault Aviation S.A.	18	22,887
Dassault Systemes S.A.	988	85,522
Edenred	1,755	41,470
Eiffage S.A.	442	34,620
Electricite de France S.A.	2,739	23,060
Engie SA	12,593	178,407
Essilor International S.A.	1,632	198,302
Eurazeo S.A.	360	23,707

	Number of Shares	Value†

France — (continued)
Eutelsat Communications S.A.	1,342	$29,964
Fonciere Des Regions	278	23,224
Gecina S.A.	313	42,473
Groupe Eurotunnel S.E.	3,742	37,652
Hermes International	218	103,281
ICADE	313	22,933
Iliad S.A.	205	45,849
Imerys S.A.	213	18,081
Ingenico Group S.A.	436	41,145
JCDecaux S.A.	510	17,949
Kering	600	155,188
Klepierre	1,908	74,213
L’Oreal S.A.	1,990	382,447
Lagardere S.C.A.	948	27,923
Legrand S.A.	2,075	125,114
LVMH Moet Hennessy Louis Vuitton S.E.	2,191	481,147
Natixis	7,282	44,871
Orange S.A.	15,519	241,134
Pernod Ricard S.A.	1,689	199,823
Peugeot S.A.*	3,574	71,966
Publicis Groupe S.A.	1,489	104,061
Remy Cointreau S.A.	155	15,175
Renault S.A.	1,493	129,697
Rexel S.A.	2,700	49,024
Safran S.A.	2,428	181,392
Sanofi S.A.	9,294	838,996
Schneider Electric S.E.	4,545	332,761
SCOR S.E.	1,438	54,352
SEB S.A.	179	24,996
SFR Group S.A.*	671	21,110
Societe BIC S.A.	246	30,652
Societe Generale S.A.	6,206	314,809
Sodexo S.A.	765	89,976
Suez Environment Co.	2,507	39,596
Thales S.A.	920	88,979
TOTAL S.A.	18,389	930,168
Unibail-Rodamco S.E.	772	180,445
Valeo SA	1,888	125,742
Veolia Environment S.A.	3,504	65,641
Vinci S.A.	3,958	313,725
Vivendi S.A.	8,154	158,534
Wendel S.A.	253	32,064
Zodiac Aerospace	1,736	43,421

		9,879,128

Germany — 8.8%
adidas AG	1,472	279,991
Allianz S.E.	3,601	667,087
Axel Springer S.E.	327	18,060
BASF S.E.	7,245	718,178
Bayer AG	6,525	752,124
Bayerische Motoren Werke AG	2,582	235,536
Beiersdorf AG	792	74,969
Brenntag AG	1,140	63,909
Commerzbank AG	8,718	78,849
Continental AG	878	192,482
Covestro AG144A @	547	42,108

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Germany — (continued)
Daimler AG	7,587	$560,093
Deutsche Annington Immobilien S.E.	3,943	138,938
Deutsche Bank AG*	10,968	188,966
Deutsche Bank AG*	10,968	26,210
Deutsche Boerse AG	1,516	138,940
Deutsche Lufthansa AG	1,991	32,285
Deutsche Post AG	7,576	259,476
Deutsche Telekom AG	26,342	461,571
Deutsche Wohnen AG	2,580	84,951
E.ON S.E.	16,007	127,236
Evonik Industries AG	1,096	35,737
Fraport AG Frankfurt Airport Services Worldwide	272	19,247
Fresenius Medical Care AG & Co. KGaA	1,701	143,447
Fresenius S.E. & Co. KGaA	3,201	257,240
GEA Group AG	1,522	64,687
Hannover Rueck S.E.	474	54,688
HeidelbergCement AG	1,217	113,939
Henkel AG & Co. KGaA	823	91,441
HOCHTIEF AG	160	26,448
HUGO BOSS AG	567	41,380
Infineon Technologies AG	8,762	178,955
Innogy SE*144A @	1,102	41,599
K+S AG	1,330	30,917
LANXESS AG	691	46,360
Linde AG	1,451	241,632
MAN S.E.	297	30,616
Merck KGaA	1,016	115,757
METRO AG	1,566	50,085
Muenchener Ruckversicherungs AG	1,315	257,282
OSRAM Licht AG	667	41,804
ProSiebenSat.1 Media AG	1,773	78,504
RWE AG*	3,801	62,993
SAP S.E.	7,758	761,250
Siemens AG	6,129	839,535
Symrise AG	1,079	71,758
Telefonica Deutschland Holding AG	4,698	23,305
thyssenkrupp AG	2,865	70,175
TUI AG	3,650	50,578
United Internet AG	908	40,180
Volkswagen AG	247	36,798
Zalando SE*144A @	677	27,390

		9,087,686

Hong Kong — 3.1%
AIA Group Ltd.	95,000	598,983
ASM Pacific Technology Ltd.	1,700	23,122
Bank of East Asia Ltd.	8,162	33,765
BOC Hong Kong Holdings Ltd.	28,000	114,392
Cathay Pacific Airways Ltd.	10,000	14,515
Cheung Kong Infrastructure Holdings Ltd.	5,000	39,246
Cheung Kong Property Holdings Ltd.	21,170	142,604
CK Hutchison Holdings Ltd.	21,128	259,903
CLP Holdings Ltd.	12,500	130,686
First Pacific Co., Ltd.	15,750	11,430
Galaxy Entertainment Group Ltd.	18,000	98,552
Hang Lung Group Ltd.	7,000	29,859

	Number of Shares	Value†

Hong Kong — (continued)
Hang Lung Properties Ltd.	19,000	$49,386
Hang Seng Bank Ltd.	5,900	119,647
Henderson Land Development Co., Ltd.	8,935	55,359
HK Electric Investments & HK Electric Investments Ltd.144A @	20,777	19,142
HKT Trust & HKT Ltd.	30,240	38,989
Hong Kong & China Gas Co., Ltd.	59,464	118,905
Hong Kong Exchanges & Clearing Ltd.	9,054	227,879
Hongkong Land Holdings Ltd.	9,000	69,210
Hysan Development Co., Ltd.	6,140	27,850
Kerry Properties Ltd.	3,509	12,168
Li & Fung Ltd.	50,000	21,682
Link REIT	18,176	127,348
Melco Crown Entertainment Ltd. ADR	1,467	27,198
MGM China Holdings Ltd.	8,400	17,510
MTR Corp., Ltd.	11,599	65,148
New World Development Co., Ltd.	43,273	53,232
NWS Holdings Ltd.	13,664	24,932
PCCW Ltd.	33,068	19,488
Power Assets Holdings Ltd.	10,500	90,523
Shangri-La Asia Ltd.	6,666	9,710
Sino Land Co., Ltd.	21,298	37,326
SJM Holdings Ltd.	17,000	13,825
Sun Hung Kai Properties Ltd.	11,161	164,008
Swire Pacific Ltd., A Shares	4,000	39,941
Swire Properties Ltd.	9,336	29,913
Techtronic Industries Co.	11,000	44,515
The Wharf Holdings Ltd.	11,000	94,409
WH Group Ltd.144A @	63,823	55,023
Wheelock & Co., Ltd.	7,000	55,350
Yue Yuen Industrial Holdings Ltd.	7,000	27,517

		3,254,190

Ireland — 1.1%
Anglo Irish Bank Corp. PLC~	3,146	0
Bank of Ireland*	220,348	55,241
CRH PLC	6,548	231,008
DCC PLC	683	60,115
Experian PLC	7,589	154,794
James Hardie Industries PLC	3,958	62,202
Kerry Group PLC, A Shares	1,349	106,063
Paddy Power Betfair PLC	632	67,759
Ryanair Holdings PLC ADR*	257	21,326
Shire PLC	7,072	412,987

		1,171,495

Israel — 0.7%
Azrieli Group	283	15,015
Bank Hapoalim BM	8,292	50,542
Bank Leumi Le-Israel BM*	11,337	50,074
Bezeq The Israeli Telecommunication Corp., Ltd.	15,011	26,976
Check Point Software Technologies Ltd.*	1,012	103,892
Elbit Systems Ltd.	186	21,288
Frutarom Industries Ltd.	303	16,938
Israel Chemicals Ltd.	3,410	14,497
Mizrahi Tefahot Bank Ltd.	783	13,280

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Israel — (continued)
Mobileye NV*	1,353	$83,074
Nice Ltd.	400	26,876
Taro Pharmaceutical Industries Ltd.*	116	13,528
Teva Pharmaceutical Industries Ltd.	7,232	237,773

		673,753

Italy — 1.9%
Assicurazioni Generali SpA	9,446	150,148
Atlantia SpA	3,570	92,165
Enel SpA	60,404	284,435
Eni SpA	20,152	329,998
Ferrari NV	1,122	83,487
Intesa Sanpaolo SpA	100,509	272,991
Intesa Sanpaolo SpA, RSP	8,795	22,368
Leonardo SpA*	3,179	45,071
Luxottica Group SpA	1,314	72,542
Mediobanca SpA	4,539	40,917
Poste Italiane Spa144A @	4,029	26,863
Prysmian SpA	1,389	36,719
Saipem SpA*	46,345	21,037
Snam SpA	20,845	90,151
Telecom Italia SpA*	90,713	81,580
Telecom Italia SpA, RSP	52,300	38,163
Terna Rete Elettrica Nasionale SpA	11,628	57,682
UniCredit SpA	15,628	240,910
UnipolSai Assicurazioni SpA	8,602	18,977

		2,006,204

Japan — 23.5%
ABC-Mart, Inc.	200	11,695
Acom Co., Ltd.*	3,200	12,791
Aeon Co., Ltd.	5,700	83,199
AEON Financial Service Co., Ltd.	700	13,185
Aeon Mall Co., Ltd.	710	11,173
Air Water, Inc.	1,000	18,432
Aisin Seiki Co., Ltd.	1,400	68,786
Ajinomoto Co., Inc.	4,700	92,729
Alfresa Holdings Corp.	1,600	27,723
Alps Electric Co., Ltd.	1,400	39,675
Amada Holdings Co., Ltd.	3,000	34,250
ANA Holdings, Ltd.	11,000	33,574
Aozora Bank Ltd.	10,000	36,827
Asahi Glass Co., Ltd.	9,000	72,918
Asahi Group Holdings Ltd.	3,200	120,952
Asahi Kasei Corp.	11,000	106,710
Asics Corp.	1,000	16,060
Astellas Pharma, Inc.	17,500	230,441
Bandai Namco Holdings, Inc.	1,500	44,867
Benesse Holdings, Inc.	700	21,881
Bridgestone Corp.	5,200	210,326
Brother Industries Ltd.	2,100	43,856
Calbee, Inc.	800	27,270
Canon, Inc.	8,300	258,774
Casio Computer Co., Ltd.	1,500	20,870
Central Japan Railway Co.	1,200	195,527
Chubu Electric Power Co., Inc.	5,100	68,302
Chugai Pharmaceutical Co., Ltd.	1,800	61,843

	Number of Shares	Value†

Japan — (continued)
Concordia Financial Group Ltd.	10,300	$47,684
Credit Saison Co., Ltd.	1,000	17,839
CYBERDYNE, Inc.*	1,000	14,354
Dai Nippon Printing Co., Ltd.	4,000	43,115
Daicel Corp.	2,000	24,091
Daiichi Sankyo Co., Ltd.	4,800	108,089
Daikin Industries Ltd.	1,800	180,841
Daito Trust Construction Co., Ltd.	600	82,431
Daiwa House Industry Co., Ltd.	4,500	129,184
Daiwa House REIT Investment Corp.	11	28,594
Daiwa Securities Group, Inc.	13,000	79,158
DeNA Co., Ltd.	800	16,233
Denso Corp.	3,900	171,547
Dentsu, Inc.	1,800	97,656
Don Quijote Holdings Co., Ltd.	800	27,737
East Japan Railway Co.	2,600	226,394
Eisai Co., Ltd.	2,000	103,548
Electric Power Development Co., Ltd.	1,000	23,399
FamilyMart Co., Ltd.	700	41,750
FANUC Corp.	1,500	307,464
Fast Retailing Co., Ltd.	400	125,465
Fuji Electric Co., Ltd.	4,000	23,749
Fuji Heavy Industries Ltd.	4,900	179,706
FUJIFILM Holdings Corp.	3,700	144,504
Fujitsu Ltd.	15,000	91,741
Fukuoka Financial Group, Inc.	6,000	25,977
Hakuhodo DY Holdings, Inc.	1,500	17,785
Hamamatsu Photonics K.K.	1,000	28,788
Hankyu Hanshin Holdings, Inc.	1,800	58,529
Hikari Tsushin, Inc.	200	19,546
Hino Motors Ltd.	2,000	24,198
Hirose Electric Co., Ltd.	210	29,049
Hisamitsu Pharmaceutical Co., Inc.	400	22,851
Hitachi Chemical Co., Ltd.	1,000	27,666
Hitachi Construction Machinery Co., Ltd.	1,000	24,926
Hitachi High-Technologies Corp.	500	20,367
Hitachi Ltd.	38,000	205,650
Hitachi Metals Ltd.	2,000	28,061
Hokuriku Electric Power Co.	1,200	11,641
Honda Motor Co., Ltd.	12,800	385,276
Hoshizaki Electric Co., Ltd.	500	39,342
Hoya Corp.	3,300	158,760
Hulic Co., Ltd.	2,500	23,511
Idemitsu Kosan Co., Ltd.	900	31,285
IHI Corp.*	12,000	37,833
Iida Group Holdings Co., Ltd.	1,000	15,342
Inpex Corp.	7,200	70,784
Isetan Mitsukoshi Holdings Ltd.	2,500	27,441
Isuzu Motors Ltd.	4,500	59,519
ITOCHU Corp.	12,000	170,304
J. Front Retailing Co., Ltd.	2,000	29,642
Japan Airlines Co., Ltd.	1,000	31,672
Japan Airport Terminal Co., Ltd.	300	10,415
Japan Exchange Group, Inc.	4,000	56,948
Japan Post Bank Co., Ltd.	3,000	37,214
Japan Post Holdings Co., Ltd.	4,000	50,193

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Japan Prime Realty Investment Corp.	8	$30,971
Japan Real Estate Investment Corp.	10	52,996
Japan Retail Fund Investment Corp.	20	39,235
Japan Tobacco, Inc.	8,600	279,483
JFE Holdings, Inc.	4,600	78,857
JGC Corp.	2,000	34,762
JSR Corp.	1,800	30,348
JTEKT Corp.	1,500	23,296
JX Holdings, Inc.	22,790	111,913
Kajima Corp.	7,000	45,648
Kakaku.com, Inc.	1,100	14,969
Kamigumi Co., Ltd.	2,000	17,282
Kaneka Corp.	2,000	14,875
Kansai Paint Co., Ltd.	2,000	42,450
Kao Corp.	3,900	213,829
Kawasaki Heavy Industries Ltd.	10,000	30,360
KDDI Corp.	14,400	377,947
Keihan Holdings Co. Ltd.	5,000	30,585
Keikyu Corp.	4,000	43,906
Keio Corp.	5,000	39,612
Keisei Electric Railway Co., Ltd.	1,000	23,201
Keyence Corp.	782	313,137
Kikkoman Corp.	1,000	29,866
Kintetsu Group Holdings Co., Ltd.	16,000	57,630
Kirin Holdings Co., Ltd.	6,800	128,298
Kobe Steel Ltd.*	2,600	23,728
Koito Manufacturing Co., Ltd.	1,000	52,008
Komatsu Ltd.	7,300	190,254
Konami Corp.	600	25,465
Konica Minolta, Inc.	4,000	35,786
Kose Corp.	200	18,090
Kubota Corp.	8,200	123,077
Kuraray Co., Ltd.	3,100	47,003
Kurita Water Industries Ltd.	800	19,351
Kyocera Corp.	2,600	144,841
Kyowa Hakko Kirin Co., Ltd.	2,000	31,654
Kyushu Electric Power Co., Inc.	2,900	30,894
Kyushu Financial Group Inc.	3,000	18,351
Lawson, Inc.	400	27,127
Lion Corp.	2,000	35,965
LIXIL Group Corp.	2,300	58,363
M3, Inc.	1,700	42,191
Mabuchi Motor Co., Ltd.	400	22,528
Makita Corp.	2,000	70,062
Marubeni Corp.	13,000	80,046
Marui Group Co., Ltd.	1,500	20,385
Maruichi Steel Tube Ltd.	300	8,529
Mazda Motor Corp.	5,000	71,993
McDonald’s Holdings Co., Japan Ltd.	700	20,435
Mebuki Financial Group Inc.	7,020	28,060
Medipal Holdings Corp.	1,700	26,661
MEIJI Holdings Co., Ltd.	900	74,939
MINEBEA MITSUMI, Inc.	3,000	40,016
Miraca Holdings, Inc.	400	18,396
MISUMI Group, Inc.	2,200	39,759
Mitsubishi Chemical Holdings Corp.	10,800	83,563

	Number of Shares	Value†

Japan — (continued)
Mitsubishi Corp.	11,800	$254,962
Mitsubishi Electric Corp.	15,300	219,475
Mitsubishi Estate Co., Ltd.	10,000	182,341
Mitsubishi Gas Chemical Co., Inc.	1,500	31,151
Mitsubishi Heavy Industries Ltd.	27,000	108,310
Mitsubishi Logistics Corp.	1,000	13,779
Mitsubishi Materials Corp.	700	21,189
Mitsubishi Motors Corp.	5,200	31,248
Mitsubishi Tanabe Pharma Corp.	1,900	39,560
Mitsubishi UFJ Financial Group, Inc.	102,300	642,947
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,600	22,932
Mitsui & Co., Ltd.	13,300	192,637
Mitsui Chemicals, Inc.	9,000	44,462
Mitsui Fudosan Co., Ltd.	7,000	149,268
Mitsui OSK Lines Ltd.	10,000	31,438
Mixi, Inc.	500	24,073
Mizuho Financial Group, Inc.	194,680	356,730
MS&AD Insurance Group Holdings, Inc.	4,090	130,051
Murata Manufacturing Co., Ltd.	1,500	213,352
Nabtesco Corp.	700	18,548
Nagoya Railroad Co., Ltd.	7,000	31,501
NEC Corp.	21,000	50,552
Nexon Co., Ltd.	1,100	17,479
NGK Insulators Ltd.	2,000	45,271
NGK Spark Plug Co., Ltd.	1,400	31,991
NH Foods Ltd.	1,000	26,848
Nidec Corp.	1,900	180,818
Nikon Corp.	2,900	42,043
Nintendo Co., Ltd.	900	208,852
Nippon Building Fund, Inc.	12	65,643
Nippon Electric Glass Co., Ltd.	4,000	24,180
Nippon Express Co., Ltd.	6,000	30,827
Nippon Paint Holdings Co., Ltd.	1,500	52,210
Nippon Prologis REIT, Inc.	15	32,511
Nippon Steel & Sumitomo Metal Corp.	6,417	147,845
Nippon Telegraph & Telephone Corp.	5,400	230,493
Nippon Yusen K.K.*	13,000	27,441
Nissan Chemical Industries Ltd.	1,000	29,103
Nissan Motor Co., Ltd.	19,200	185,136
Nisshin Seifun Group, Inc.	1,815	27,079
Nissin Foods Holdings Co., Ltd.	500	27,710
Nitori Holdings Co., Ltd.	600	75,829
Nitto Denko Corp.	1,400	108,172
NOK Corp.	1,000	23,210
Nomura Holdings, Inc.	28,500	177,123
Nomura Real Estate Holdings, Inc.	1,000	15,935
Nomura Real Estate Master Fund, Inc.	28	43,460
Nomura Research Institute Ltd.	1,210	44,561
NSK Ltd.	4,000	57,199
NTT Data Corp.	1,000	47,427
NTT DOCOMO, Inc.	11,300	263,139
Obayashi Corp.	5,000	46,753
Obic Co. Ltd.	500	23,803
Odakyu Electric Railway Co., Ltd.	2,500	48,639
Oji Holdings Corp.	6,000	28,079
Olympus Corp.	2,200	84,577

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Omron Corp.	1,600	$70,206
Ono Pharmaceutical Co., Ltd.	3,500	72,449
Oracle Corp. Japan	200	11,425
Oriental Land Co., Ltd.	1,700	97,468
ORIX Corp.	10,600	156,862
Osaka Gas Co., Ltd.	16,000	60,792
Otsuka Corp.	300	16,276
Otsuka Holdings Co., Ltd.	3,300	148,860
Panasonic Corp.	17,500	197,745
Park24 Co., Ltd.	800	20,940
Pola Orbis Holdings, Inc.	800	19,308
Rakuten, Inc.	7,300	73,111
Recruit Holdings Co., Ltd.	2,900	147,957
Resona Holdings, Inc.	17,800	95,595
Ricoh Co., Ltd.	5,000	41,139
Rinnai Corp.	300	23,875
Rohm Co., Ltd.	800	53,175
Ryohin Keikaku Co. Ltd.	200	43,816
Sankyo Co., Ltd.	400	13,366
Santen Pharmaceutical Co., Ltd.	3,000	43,438
SBI Holdings, Inc.	1,710	23,838
Secom Co., Ltd.	1,700	121,686
Sega Sammy Holdings, Inc.	1,200	16,082
Seibu Holdings, Inc.	1,600	26,401
Seiko Epson Corp.	2,200	46,320
Sekisui Chemical Co., Ltd.	3,000	50,418
Sekisui House Ltd.	4,600	75,654
Seven & I Holdings Co., Ltd.	5,900	231,167
Seven Bank Ltd.	5,300	17,329
Sharp Corp/Japan*	12,000	50,660
Shimadzu Corp.	2,000	31,779
Shimamura Co., Ltd.	200	26,426
Shimano, Inc.	600	87,577
Shimizu Corp.	5,000	44,822
Shin-Etsu Chemical Co., Ltd.	3,200	277,201
Shinsei Bank Ltd.	14,000	25,779
Shionogi & Co., Ltd.	2,500	129,076
Shiseido Co., Ltd.	3,300	86,850
Showa Shell Sekiyu K.K.	1,000	10,123
SMC Corp.	500	147,849
SoftBank Corp.	6,600	466,085
Sohgo Security Services Co., Ltd.	500	18,661
Sompo Holdings, Inc.	3,025	110,832
Sony Corp.	9,900	334,891
Sony Financial Holdings, Inc.	1,200	19,283
Stanley Electric Co., Ltd.	1,300	37,074
Start Today Co., Ltd.	1,500	33,185
Sumitomo Chemical Co., Ltd.	12,000	67,044
Sumitomo Corp.	9,400	126,439
Sumitomo Dainippon Pharma Co., Ltd.	1,400	23,113
Sumitomo Electric Industries Ltd.	5,900	97,830
Sumitomo Heavy Industries Ltd.	5,000	34,851
Sumitomo Metal Mining Co., Ltd.	4,000	56,894
Sumitomo Mitsui Financial Group, Inc.	10,800	392,401
Sumitomo Mitsui Trust Holdings, Inc.	2,543	88,170
Sumitomo Realty & Development Co., Ltd.	3,000	77,769

	Number of Shares	Value†

Japan — (continued)
Sumitomo Rubber Industries Ltd.	1,200	$20,447
Sundrug Co., Ltd.	600	20,129
Suntory Beverage & Food Ltd.	1,000	42,127
Suruga Bank Ltd.	1,600	33,687
Suzuken Co., Ltd.	440	14,426
Suzuki Motor Corp.	2,800	116,245
Sysmex Corp.	1,200	72,757
T&D Holdings, Inc.	4,300	62,416
Taiheiyo Cement Corp.	8,000	26,731
Taisei Corp.	8,000	58,277
Taisho Pharmaceutical Holdings Co., Ltd.	300	24,360
Taiyo Nippon Sanso Corp.	1,000	11,695
Takashimaya Co., Ltd.	2,000	17,498
Takeda Pharmaceutical Co., Ltd.	5,600	263,023
TDK Corp.	900	56,993
Teijin Ltd.	1,200	22,625
Terumo Corp.	2,900	100,678
The Bank of Kyoto Ltd.	3,000	21,854
The Chiba Bank Ltd.	5,000	32,112
The Chugoku Bank Ltd.	1,000	14,551
The Chugoku Electric Power Co., Inc.	2,100	23,239
The Dai-ichi Life Insurance Co., Ltd.	8,500	152,432
The Hachijuni Bank Ltd.	4,000	22,599
The Hiroshima Bank Ltd.	4,000	16,995
The Kansai Electric Power Co., Inc.	5,900	72,445
The Shizuoka Bank Ltd.	4,000	32,552
The Yokohama Rubber Co., Ltd.	1,000	19,572
THK Co., Ltd.	1,000	25,177
Tobu Railway Co., Ltd.	9,000	45,594
Toho Co., Ltd.	900	23,856
Toho Gas Co., Ltd.	3,000	21,207
Tohoku Electric Power Co., Inc.	4,100	55,536
Tokio Marine Holdings, Inc.	5,400	227,777
Tokyo Electric Power Co., Inc.*	12,200	47,779
Tokyo Electron Ltd.	1,300	141,934
Tokyo Gas Co., Ltd.	17,000	77,357
Tokyo Tatemono Co., Ltd.	1,500	19,779
Tokyu Corp.	8,000	56,624
Tokyu Fudosan Holdings Corp.	4,000	21,701
Toppan Printing Co., Ltd.	4,000	40,780
Toray Industries, Inc.	11,000	97,521
Toshiba Corp.*	32,000	69,387
TOTO Ltd.	1,000	37,771
Toyo Seikan Group Holdings Ltd.	1,000	16,240
Toyo Suisan Kaisha Ltd.	600	22,339
Toyoda Gosei Co., Ltd.	400	10,172
Toyota Industries Corp.	1,200	59,607
Toyota Motor Corp.	20,768	1,127,102
Toyota Tsusho Corp.	1,800	54,487
Trend Micro, Inc.	800	35,570
Tsuruha Holdings, Inc.	300	27,755
Unicharm Corp.	3,000	71,881
United Urban Investment Corp.	27	41,471
USS Co., Ltd.	1,500	25,007
West Japan Railway Co.	1,300	84,553
Yahoo Japan Corp.	10,400	48,016

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Yakult Honsha Co., Ltd.	700	$38,857
Yamada Denki Co., Ltd.	5,300	26,421
Yamaguchi Financial Group, Inc.	2,000	21,683
Yamaha Corp.	1,200	33,037
Yamaha Motor Co., Ltd.	2,400	57,796
Yamato Holdings Co., Ltd.	2,800	58,663
Yamazaki Baking Co., Ltd.	1,000	20,569
Yaskawa Electric Corp.	2,000	40,133
Yokogawa Electric Corp.	2,000	31,474

		24,322,732

Jersey — 0.1%
Randgold Resources Ltd.	746	65,099

Luxembourg — 0.3%
ArcelorMittal*	14,042	118,133
Eurofins Scientific SE	87	37,853
Millicom International Cellular S.A.	489	27,270
RTL Group S.A.	294	23,680
SES S.A.	3,201	74,460
Tenaris S.A.	3,987	68,351

		349,747

Macau — 0.0%
Wynn Macau Ltd.*	12,400	25,242

Netherlands — 5.6%
ABN AMRO Group N.V.144A @	2,462	59,752
Aegon N.V.	14,584	74,229
AerCap Holdings N.V.*	1,313	60,359
Airbus S.E.	4,576	348,211
Akzo Nobel N.V.	1,920	159,211
Altice N.V. Class A*	2,890	65,376
Altice N.V. Class B*	694	15,696
ASML Holding N.V.	2,888	383,267
Boskalis Westminster	686	23,656
CNH Industrial N.V.	8,978	86,583
EXOR N.V.	848	43,857
Gemalto N.V.	668	37,327
Heineken Holdings N.V.	751	59,743
Heineken N.V.	1,784	151,874
ING Groep N.V.	30,459	460,437
Koninklijke Ahold Delhaize N.V.	9,999	213,979
Koninklijke DSM N.V.	1,382	93,487
Koninklijke KPN N.V.	25,935	78,106
Koninklijke Philips N.V.	7,707	247,724
Koninklijke Vopak N.V.	584	25,466
NN Group N.V.	2,599	84,523
NXP Semiconductors N.V.*	2,296	237,636
QIAGEN N.V.	1,867	54,195
Randstad Holding N.V.	923	53,270
RELX N.V.	7,963	147,472
Royal Dutch Shell PLC, A Shares	35,921	943,307
Royal Dutch Shell PLC, B Shares	29,982	820,594
Unilever N.V.	12,846	638,203
Wolters Kluwer N.V.	2,305	95,814

		5,763,354

	Number of Shares	Value†

New Zealand — 0.2%
Auckland International Airport Ltd.	7,482	$35,455
Contact Energy Ltd.	7,262	25,759
Fletcher Building Ltd.	4,795	27,966
Mercury NZ Ltd.	4,163	9,193
Meridian Energy Ltd.	7,526	14,772
Ryman Healthcare Ltd.	2,831	16,690
Spark New Zealand Ltd.	16,634	40,812

		170,647

Norway — 0.6%
DNB ASA	7,620	120,785
Gjensidige Forsikring ASA	1,418	21,601
Marine Harvest ASA	2,950	44,974
Norsk Hydro ASA	10,203	59,249
Orkla ASA	6,430	57,589
Schibsted ASA	593	15,263
Schibsted ASA	698	15,974
Statoil ASA	9,154	156,401
Telenor ASA	6,070	101,023
Yara International ASA	1,614	62,145

		655,004

Portugal — 0.2%
Banco Espirito Santo S.A.~	27,017	0
EDP—Energias de Portugal S.A.	16,826	56,991
Galp Energia SGPS, S.A.	4,313	65,451
Jeronimo Martins SGPS, S.A.	2,107	37,695

		160,137

Singapore — 1.5%
Ascendas Real Estate Investment Trust	15,562	28,035
CapitaLand Commercial Trust Ltd.	16,000	17,672
CapitaLand Ltd.	23,000	59,685
CapitaLand Mall Trust	21,700	30,560
City Developments Ltd.	3,000	21,875
ComfortDelGro Corp. Ltd.	20,000	36,601
DBS Group Holdings Ltd.	14,004	194,215
Genting Singapore PLC	54,000	39,375
Global Logistic Properties Ltd.	26,000	51,671
Golden Agri-Resources Ltd.	65,000	17,890
Hutchison Port Holdings Trust	35,100	14,566
Jardine Cycle & Carriage Ltd.	1,111	34,835
Jardine Matheson Holdings Ltd.	2,000	128,500
Keppel Corp. Ltd.	11,600	57,550
Oversea-Chinese Banking Corp. Ltd.	24,550	170,587
SATS Ltd.	5,300	18,489
Sembcorp Industries Ltd.	9,000	20,460
Singapore Airlines Ltd.	4,000	28,795
Singapore Exchange Ltd.	6,000	33,027
Singapore Press Holdings Ltd.	15,000	38,067
Singapore Technologies Engineering Ltd.	12,000	31,998
Singapore Telecommunications Ltd.	63,200	177,105
StarHub Ltd.	5,000	10,294
Suntec Real Estate Investment Trust	16,000	20,474
United Overseas Bank Ltd.	10,843	171,383
UOL Group Ltd.	4,210	20,977

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
Wilmar International Ltd.	17,000	$42,900

		1,517,586

South Africa — 0.1%
Mediclinic International PLC	2,866	25,567
Mondi PLC	2,860	69,050

		94,617

Spain — 3.3%
Abertis Infraestructuras S.A.	5,591	90,064
ACS Actividades de Construccion y Servicios S.A.	1,506	51,243
Aena S.A.144A @	588	93,026
Amadeus IT Holding S.A.	3,476	176,362
Banco Bilbao Vizcaya Argentaria S.A.	52,114	404,178
Banco de Sabadell S.A.	40,310	73,879
Banco Popular Espanol S.A.*	26,681	25,902
Banco Santander S.A.	115,661	708,861
Bankia S.A.	36,141	41,100
Bankinter S.A.	4,820	40,473
CaixaBank	26,158	112,431
Distribuidora Internacional de Alimentacion S.A.	4,084	23,618
Enagas S.A.	1,740	45,199
Endesa S.A.	2,463	57,885
Ferrovial S.A.	3,695	73,949
Gas Natural SDG S.A.	2,914	63,852
Grifols S.A.	2,504	61,413
Iberdrola S.A.	45,253	323,689
Industria de Diseno Textil S.A.	8,641	304,571
Mapfre S.A.	8,177	28,045
Red Electrica Corp. S.A.	3,632	69,743
Repsol S.A.	8,778	135,550
Telefonica S.A.	36,890	412,630
Zardoya Otis S.A.	1,669	15,419

		3,433,082

Sweden — 2.9%
Alfa Laval AB	2,088	39,403
Assa Abloy AB	8,433	173,447
Atlas Copco AB, A Shares	3,255	103,455
Atlas Copco AB, B Shares	5,275	186,201
Boliden AB	2,486	74,075
Electrolux AB, B Shares	1,720	47,815
Getinge AB, B Shares	1,448	25,403
Hennes & Mauritz AB, B Shares	7,521	192,208
Hexagon AB, B Shares	2,081	83,606
Husqvarna AB, B Shares	2,834	24,875
ICA Gruppen AB	521	17,780
Industrivarden AB, C Shares	1,227	26,578
Investor AB, B Shares	3,870	162,908
Kinnevik AB	1,832	48,863
L E Lundbergforetagen AB	301	20,407
Lundin Petroleum AB*	1,488	30,190
Nordea Bank AB	24,214	276,441
Sandvik AB	8,213	122,728
Securitas AB, B Shares	2,875	44,919

	Number of Shares	Value†

Sweden — (continued)
Skandinaviska Enskilda Banken AB, A Shares	12,133	$134,997
Skanska AB, B Shares	2,985	70,289
SKF AB, B Shares	3,338	66,047
Svenska Cellulosa AB SCA, B Shares	5,106	164,679
Svenska Handelsbanken AB	12,645	173,433
Swedbank AB, A Shares	7,333	169,891
Swedish Match AB	1,496	48,667
Tele2 AB, B Shares	3,292	31,430
Telefonaktiebolaget LM Ericsson, B Shares	25,521	170,317
Telia Co AB	21,208	88,968
Volvo AB, B Shares	11,928	176,112

		2,996,132

Switzerland — 9.3%
ABB Ltd.	14,913	348,836
Actelion Ltd.	793	223,812
Adecco S.A.	1,364	96,889
Aryzta AG	739	23,720
Baloise Holding AG	408	56,089
Barry Callebaut AG	17	22,216
Chocoladefabriken Lindt & Spruengli AG	1	66,415
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	7	39,694
Cie Financiere Richemont S.A.	4,079	322,525
Coca-Cola HBC AG	1,371	35,402
Credit Suisse Group AG	15,728	233,961
Dufry AG*	332	50,580
EMS-Chemie Holding AG	65	37,865
Galenica AG	31	32,682
Geberit AG	291	125,447
Givaudan S.A.	74	133,276
Glencore PLC*	95,699	375,470
Julius Baer Group Ltd.	1,680	83,862
Kuehne + Nagel International AG	444	62,722
LafargeHolcim Ltd.	3,541	209,282
Lonza Group AG	461	87,170
Nestle S.A.	24,841	1,905,886
Novartis AG	17,842	1,324,367
Pargesa Holding S.A.	272	19,226
Partners Group Holding AG	130	69,890
Roche Holding AG	5,614	1,433,696
Schindler Holding AG	145	27,490
Schindler Holding AG, Participation Certificates	349	67,525
SGS S.A.	43	91,740
Sika AG	16	96,002
Sonova Holding AG	427	59,213
STMicroelectronics N.V.	4,919	75,198
Swiss Life Holding AG	234	75,504
Swiss Prime Site AG	512	45,058
Swiss Re AG	2,605	233,934
Swisscom AG	202	93,190
Syngenta AG	773	341,180
The Swatch Group AG	253	90,602
The Swatch Group AG, Registered Shares	366	25,505
UBS Group AG*	28,746	460,039

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Wolseley PLC	2,086	$131,200
Zurich Insurance Group AG	1,179	314,745

		9,649,105

United Kingdom — 15.0%
3i Group PLC	8,609	80,842
Aberdeen Asset Management PLC	7,687	25,493
Admiral Group PLC	1,518	37,829
Anglo American PLC*	11,108	169,720
Antofagasta PLC	3,403	35,580
Ashtead Group PLC	3,679	76,193
Associated British Foods PLC	2,872	93,772
AstraZeneca PLC	9,978	614,132
Auto Trader Group PLC144A @	7,720	37,945
Aviva PLC	32,002	213,307
Babcock International Group PLC	1,759	19,438
BAE Systems PLC	25,041	201,577
Barclays PLC	132,415	373,446
Barratt Developments PLC	7,726	52,901
Berkeley Group Holdings PLC	1,009	40,542
BHP Billiton PLC	16,770	259,277
BP PLC	152,990	877,038
British American Tobacco PLC	14,737	978,589
BT Group PLC	66,205	263,941
Bunzl PLC	2,897	84,208
Burberry Group PLC	3,582	77,371
Capita PLC	4,936	34,910
Carnival PLC	1,658	95,099
Centrica PLC	46,740	127,076
Cobham PLC	12,699	21,161
Coca-Cola European Partners PLC	1,676	62,668
Compass Group PLC	12,839	242,254
Croda International PLC	923	41,215
Diageo PLC	19,844	567,735
Direct Line Insurance Group PLC	9,937	43,251
Dixons Carphone PLC	7,844	31,213
easyJet PLC	1,334	17,148
Fiat Chrysler Automobiles N.V.*	7,378	80,676
Fresnillo PLC	2,026	39,497
G4S PLC	12,521	47,737
GKN PLC	13,828	62,942
GlaxoSmithKline PLC	38,485	800,174
Hammerson PLC	6,716	48,047
Hargreaves Lansdown PLC	1,892	30,840
Hikma Pharmaceuticals PLC	1,108	27,500
HSBC Holdings PLC	161,685	1,318,558
IMI PLC	1,958	29,266
Imperial Brands PLC	7,534	365,019
Inmarsat PLC	3,494	37,232
Intercontinental Hotels Group PLC	1,619	79,271
International Consolidated Airlines Group S.A. (London Main Market Exchange)	2,764	18,319
International Consolidated Airlines Group S.A. (Spanish Stock Exchange)	3,606	23,851
Intertek Group PLC	1,257	61,956
Intu Properties PLC	8,417	29,443
Investec PLC	4,543	30,964

	Number of Shares	Value†

United Kingdom — (continued)
ITV PLC	30,751	$84,337
J. Sainsbury PLC	12,992	43,022
Johnson Matthey PLC	1,520	58,656
Kingfisher PLC	18,641	76,161
Land Securities Group PLC	6,374	84,571
Legal & General Group PLC	47,123	146,007
Lloyds Banking Group PLC	504,359	419,083
London Stock Exchange Group PLC	2,429	96,503
Marks & Spencer Group PLC	12,979	54,801
Meggitt PLC	5,739	32,019
Merlin Entertainments PLC144A @	5,527	33,211
National Grid PLC	29,465	374,150
Next PLC	1,131	61,216
Old Mutual PLC	38,468	96,682
Pearson PLC	6,696	57,258
Persimmon PLC	2,549	66,875
Petrofac Ltd.	1,906	21,946
Provident Financial PLC	1,152	43,257
Prudential PLC	20,772	438,785
Reckitt Benckiser Group PLC	4,997	456,157
RELX PLC	8,480	166,168
Rio Tinto PLC	9,702	390,134
Rolls-Royce Holdings PLC	15,541	146,813
Royal Bank of Scotland Group PLC*	30,610	92,848
Royal Mail PLC	7,054	37,561
RSA Insurance Group PLC	7,501	55,119
Schroders PLC	1,078	40,924
Segro PLC	7,978	45,598
Severn Trent PLC	1,743	52,018
Sky PLC	7,899	96,591
Smith & Nephew PLC	7,021	106,966
Smiths Group PLC	3,378	68,521
SSE PLC	8,450	156,264
St James’s Place PLC	4,100	54,554
Standard Chartered PLC*	25,573	244,468
Standard Life PLC	16,040	71,282
Tate & Lyle PLC	3,269	31,312
Taylor Wimpey PLC	25,341	61,309
Tesco PLC*	64,072	148,992
The British Land Co. PLC	7,994	61,095
The Sage Group PLC	8,870	70,069
The Weir Group PLC	1,731	41,575
Travis Perkins PLC	2,061	39,095
Unilever PLC	10,105	498,761
United Utilities Group PLC	5,606	69,781
Vodafone Group PLC	209,469	546,144
W.M. Morrison Supermarkets PLC	17,966	54,023
Whitbread PLC	1,474	73,095
William Hill PLC	7,259	26,448
Worldpay Group PLC144A @	12,768	47,255
WPP PLC	10,082	221,308

		15,588,951

TOTAL COMMON STOCKS (Cost $84,652,577)		102,980,011

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

	Number of Shares	Value†
PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	477	$37,564
FUCHS PETROLUB S.E.	598	29,173
Henkel AG & Co. KGaA	1,385	177,451
Porsche Automobil Holding S.E.	1,203	65,631
Schaeffler AG	1,280	22,504
Volkswagen AG	1,443	210,282
TOTAL PREFERRED STOCKS (Cost $422,269)		542,605

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Cost $185,146)	185,146	185,146

TOTAL INVESTMENTS — 100.1% (Cost $85,259,992)(a)		$103,707,762

Other Assets & Liabilities — (0.1)%		(78,234)

TOTAL NET ASSETS — 100.0%		$103,629,528

†	See Security Valuation Note.
*	Non-income producing security.
~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $0.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $85,728,354. Net unrealized appreciation was $17,979,408. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $25,611,888 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,632,480.
144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PLC  — Public Limited Company.

ADR  — American Depository Receipt.

REIT  — Real Estate Investment Trust.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.4%	$458,759
Aerospace & Defense	1.0%	1,066,365
Agriculture	1.7%	1,732,548
Airlines	0.2%	228,662
Apparel	1.1%	1,121,546
Auto Manufacturers	3.5%	3,554,788
Auto Parts & Equipment	1.4%	1,419,457
Banks	13.6%	14,021,454
Beverages	2.2%	2,220,569
Biotechnology	0.5%	513,483

Building & Real Estate	0.2%	$181,085
Building Materials	1.5%	1,539,122
Building-Maintenance Service	— %+	49,423
Chemicals	4.1%	4,171,624
Commercial Services	1.9%	1,948,693
Computers	0.5%	566,497
Cosmetics & Personal Care	1.5%	1,541,542
Distribution & Wholesale	1.0%	1,066,592
Diversified	— %+	28,035
Diversified Financial Services	2.1%	2,120,035
Diversified Operations	0.2%	244,425
Electric	2.5%	2,560,930
Electrical Components & Equipment	1.2%	1,229,595
Electronics	1.6%	1,615,115
Energy-Alternate Sources	0.3%	293,757
Engineering & Construction	1.5%	1,515,393
Entertainment	0.3%	330,050
Environmental Control	— %+	19,351
Food	4.8%	4,891,793
Food Service	0.1%	89,976
Forest Products & Paper	0.4%	410,583
Gas	0.9%	956,100
Hand & Machine Tools	0.5%	529,095
Healthcare Products	1.0%	1,067,499
Healthcare Services	0.4%	417,182
Holding Companies	0.4%	427,557
Home Builders	0.3%	311,140
Home Furnishings	0.7%	695,449
Hotels & Resorts	0.2%	172,036
Household Products & Wares	0.6%	603,125
Industrial	0.1%	146,813
Insurance	5.4%	5,581,185
Internet	0.5%	468,000
Investment Companies	0.3%	352,373
Iron & Steel	0.6%	572,278
Leisure Time	0.3%	349,855
Lodging	0.4%	391,092
Machinery—Construction & Mining	0.5%	504,836
Machinery—Diversified	1.1%	1,164,567
Media	0.9%	959,659
Metal Fabricate/Hardware	0.4%	413,332
Mining	2.4%	2,457,965
Miscellaneous Manufacturing	1.3%	1,346,979
Mixed Industrial/Office	0.5%	466,947
Office & Business Equipment	0.3%	346,233
Oil & Gas	4.9%	5,032,375
Oil & Gas Services	— %+	42,983
Packaging and Containers	0.1%	120,610
Pharmaceuticals	7.9%	8,164,176
Pipelines	0.1%	59,918
Real Estate	1.8%	1,838,989
Real Estate Investment Trusts	1.1%	1,157,467
Real Estate Management Services	0.1%	138,938
Retail	2.8%	2,870,228
Semiconductors	1.1%	1,093,287
Shipbuilding	— %+	15,348
Software	1.3%	1,296,025
Storage & Warehousing	— %+	13,779
Telecommunications	4.9%	5,007,227
Textiles	0.2%	167,149
Toys, Games & Hobbies	0.2%	253,719

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

DEVELOPED INTERNATIONAL INDEX FUND

Transportation	1.9%	$1,947,371
Venture Capital	0.1%	80,842
Water	0.2%	227,036
	100.0%	$102,980,011

+	Rounded

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$7,822,482	$7,822,482	$—	$—
Austria	216,031	216,031	—	—
Belgium	1,199,164	1,199,164	—	—
Bermuda	84,000	84,000	—	—
China	104,289	104,289	—	—
Denmark	1,695,891	1,695,891	—	—
Finland	994,263	994,263	—	—
France	9,879,128	9,879,128	—	—
Germany	9,087,686	9,087,686	—	—
Hong Kong	3,254,190	3,254,190	—	—
Ireland	1,171,495	1,111,380	60,115	—
Israel	673,753	673,753	—	—
Italy	2,006,204	2,006,204	—	—
Japan	24,322,732	24,322,732	—	—
Jersey	65,099	65,099	—	—
Luxembourg	349,747	349,747	—	—
Macau	25,242	25,242	—	—
Netherlands	5,763,354	5,763,354	—	—
New Zealand	170,647	170,647	—	—
Norway	655,004	655,004	—	—
Portugal	160,137	160,137	—	—
Singapore	1,517,586	1,517,586	—	—
South Africa	94,617	94,617	—	—
Spain	3,433,082	3,433,082	—	—
Sweden	2,996,132	2,996,132	—	—
Switzerland	9,649,105	9,649,105	—	—
United Kingdom	15,588,951	6,325,349	9,263,602	—

TOTAL COMMON STOCKS	102,980,011	93,656,294	9,323,717	—

PREFERRED STOCKS
Germany	542,605	542,605	—	—
SHORT-TERM INVESTMENTS	185,146	185,146	—	—

TOTAL INVESTMENTS	$103,707,762	$94,384,045	$9,323,717	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $95,249,262 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 99.3%
Australia — 2.5%
CSL Ltd.	36,629	$3,507,306
Ramsay Health Care Ltd.	94,082	5,023,601

		8,530,907

Belgium — 3.0%
Anheuser-Busch InBev N.V.	94,971	10,425,351

Brazil — 1.2%
Ambev S.A. ADR	737,902	4,250,316

Canada — 6.0%
Alimentation Couche-Tard, Inc., Class B	251,035	11,341,266
Canadian National Railway Co.	129,168	9,534,257

		20,875,523

China — 4.5%
Alibaba Group Holding Ltd. ADR*	71,359	7,694,641
Tencent Holdings Ltd.	272,090	7,800,508

		15,495,149

Denmark — 1.1%
Coloplast A/S, B Shares	47,106	3,678,045

France — 8.1%
Bureau Veritas S.A.	225,621	4,759,708
Essilor International S.A.	37,204	4,520,617
Hermes International	7,677	3,637,112
L’Oreal S.A.	18,836	3,619,989
LVMH Moet Hennessy Louis Vuitton S.E.	18,600	4,084,587
Sodexo S.A.	32,131	3,779,089
Teleperformance	32,767	3,539,289

		27,940,391

Germany — 3.5%
SAP S.E.	124,399	12,206,597

Hong Kong — 1.0%
Link REIT	496,316	3,477,373

India — 9.3%
HDFC Bank Ltd.~	800,436	18,109,071
Housing Development Finance Corp., Ltd.	600,126	13,882,333

		31,991,404

Ireland — 5.9%
Accenture PLC, Class A	51,204	6,138,336
DCC PLC	64,869	5,709,512
Paddy Power Betfair PLC	80,685	8,650,539

		20,498,387

Japan — 4.6%
Daito Trust Construction Co., Ltd.	34,361	4,720,664
Shimano, Inc.	39,800	5,809,305
Unicharm Corp.	220,700	5,288,038

		15,818,007

Mexico — 1.4%
Fomento Economico Mexicano S.A.B. de C.V. ADR*	53,945	4,775,211

	Number of Shares	Value†

Netherlands — 6.6%
RELX N.V.	379,431	$7,026,950
Unilever N.V.	316,805	15,739,197

		22,766,147

South Africa — 2.1%
Naspers Ltd., N Shares	41,202	7,109,485

Spain — 4.7%
Aena S.A.144A @	62,868	9,946,152
Grifols S.A.	262,866	6,447,001

		16,393,153

Switzerland — 8.7%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	654	3,708,601
Nestle S.A.	138,938	10,659,796
Roche Holding AG	45,633	11,653,693
UBS Group AG*	250,899	4,015,286

		30,037,376

Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	194,660	6,392,634

United Kingdom — 12.8%
British American Tobacco PLC	270,708	17,975,975
Diageo PLC	210,918	6,034,345
Domino’s Pizza Group PLC	1,082,782	4,189,226
Lloyds Banking Group PLC	2,505,074	2,081,520
Reckitt Benckiser Group PLC	151,274	13,809,213

		44,090,279

United States — 10.5%
Mastercard, Inc., Class A	125,727	14,140,516
Philip Morris International, Inc.	114,624	12,941,050
The Priceline Group, Inc.*	5,257	9,357,302

		36,438,868

TOTAL COMMON STOCKS (Cost $276,209,279)		343,190,603

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $9,268,167)	9,268,167	9,268,167

TOTAL INVESTMENTS — 102.0% (Cost $285,477,446)(a)		$352,458,770

Other Assets & Liabilities — (2.0)%		(6,764,799)

TOTAL NET ASSETS — 100.0%		$345,693,971

144A	@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INTERNATIONAL EQUITY FUND

~	Fair valued security. The total market value of fair valued securities at March 31, 2017 is $18,109,071.
†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $285,796,809. Net unrealized appreciation was $66,661,961. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $71,826,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,164,889.
PLC — Public	Limited Company.
ADR — American	Depository Receipt.
REIT — Real	Estate Investment Trust.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

INTERNATIONAL EQUITY FUND

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Agriculture	9.0%	$30,917,025
Apparel	2.2%	7,721,699
Banks	7.1%	24,205,877
Beverages	7.4%	25,485,223
Biotechnology	1.0%	3,507,306
Commercial Services	5.5%	18,900,224
Computers	2.8%	9,677,625
Cosmetics & Personal Care	7.2%	24,647,224
Diversified Financial Services	4.0%	13,882,333
Engineering & Construction	2.9%	9,946,152
Entertainment	2.5%	8,650,539
Food	4.2%	14,368,397
Food Service	1.1%	3,779,089
Healthcare Products	2.4%	8,198,662
Healthcare Services	1.5%	5,023,601
Household Products & Wares	4.0%	13,809,213
Internet	7.2%	24,852,451
Leisure Time	1.7%	5,809,305
Media	4.1%	14,136,435
Oil & Gas	1.7%	5,709,512
Pharmaceuticals	5.3%	18,100,694
Real Estate	1.4%	4,720,664
Real Estate Investment Trusts	1.0%	3,477,373
Retail	4.5%	15,530,492
Semiconductors	1.9%	6,392,634
Software	3.6%	12,206,597
Transportation	2.8%	9,534,257

	100.0%	$343,190,603

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Australia	$8,530,907	$8,530,907	$—	$—
Belgium	10,425,351	10,425,351	—	—
Brazil	4,250,316	4,250,316	—	—
Canada	20,875,523	20,875,523	—	—
China	15,495,149	15,495,149	—	—
Denmark	3,678,045	3,678,045	—	—
France	27,940,391	27,940,391	—	—
Germany	12,206,597	12,206,597	—	—
Hong Kong	3,477,373	3,477,373	—	—
India	31,991,404	13,882,333	18,109,071	—
Ireland	20,498,387	20,498,387	—	—
Japan	15,818,007	15,818,007	—	—
Mexico	4,775,211	4,775,211	—	—
Netherlands	22,766,147	22,766,147	—	—
South Africa	7,109,485	7,109,485	—	—
Spain	16,393,153	16,393,153	—	—
Switzerland	30,037,376	30,037,376	—	—
Taiwan	6,392,634	6,392,634	—	—
United Kingdom	44,090,279	44,090,279	—	—
United States	36,438,868	36,438,868	—	—
SHORT-TERM INVESTMENTS	9,268,167	9,268,167	—	—

TOTAL INVESTMENTS	$352,458,770	$334,349,699	$18,109,071	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $192,966,576 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — 95.4%
Argentina — 2.5%
Banco Macro S.A. ADR*	9,626	$834,574
Grupo Financiero Galicia S.A. ADR*	24,132	913,637
MercadoLibre, Inc.	10,782	2,280,070

		4,028,281

Austria — 0.9%
Erste Group Bank AG	47,449	1,545,137

Brazil — 3.8%
BRF S.A.	130,426	1,608,557
Lojas Renner S.A.	194,154	1,724,104
Petroleo Brasileiro S.A.	262,789	1,279,277
Raia Drogasil S.A.	82,528	1,554,551

		6,166,489

Chile — 0.6%
S.A.C.I. Falabella	124,113	1,043,856

China — 15.5%
Alibaba Group Holding Ltd. ADR*	31,526	3,399,449
Bank of China Ltd., Class H	7,079,000	3,516,044
China Construction Bank Corp., Class H	3,516,930	2,828,387
China Pacific Insurance Group Co. Ltd., Class H	429,000	1,548,408
CRCC High-Tech Equipment Corp. Ltd.	613,500	285,771
JD.com, Inc. ADR*	38,189	1,188,060
NetEase, Inc. ADR*	2,415	685,860
New Oriental Education & Technology Group, Inc ADR*	11,859	716,046
PetroChina Co. Ltd., Class H	1,040,000	761,449
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	0	0
Shenzhou International Group Holdings Ltd.	141,000	889,925
TAL Education Group ADR*	9,012	960,409
Tencent Holdings Ltd.	288,400	8,268,097
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	485,200	260,347

		25,308,252

Colombia — 0.3%
Grupo de Inversiones Suramericana S.A.	32,944	447,812

Czech Republic — 1.1%
Komercni Banka, A.S.	50,070	1,858,109

Egypt — 0.6%
Commercial International Bank Egypt SAE	252,976	1,058,575

Germany — 0.8%
adidas AG	7,002	1,331,858

Hong Kong — 4.7%
AIA Group Ltd.	313,400	1,976,015
China Mengniu Dairy Co. Ltd.	315,000	652,577
China Mobile Ltd.	224,000	2,451,419
China Overseas Land & Investment Ltd.	126,000	359,930
China Unicom Hong Kong Ltd.	796,000	1,065,225
CSPC Pharmaceutical Group Ltd.	562,000	736,172

	Number of Shares	Value†

Hong Kong — (continued)
Sino Biopharmaceutical Ltd.	444,000	$365,644

		7,606,982

Hungary — 0.9%
OTP Bank PLC	52,715	1,474,721

India — 8.2%
Ashok Leyland Ltd.	1,084,051	1,411,512
Bharat Financial Inclusion L	43,908	546,627
Bharat Petroleum Corp. Ltd.	153,503	1,536,212
HDFC Bank Ltd. ADR	10,600	797,332
IndusInd Bank Ltd.	84,670	1,858,280
Marico Ltd.	346,894	1,575,140
Maruti Suzuki India Ltd.	16,381	1,517,566
Shree Cement Ltd.	6,522	1,715,818
Shriram Transport Finance Co. Ltd.	40,365	670,108
Zee Entertainment Enterprises Ltd.	217,849	1,796,705

		13,425,300

Indonesia — 5.3%
Astra International Tbk PT	2,647,200	1,713,414
Bank Mandiri Persero Tbk PT	1,731,800	1,520,548
Bank Negara Indonesia Persero Tbk PT	502,800	244,316
Bumi Serpong Damai Tbk PT	5,868,500	830,147
Link Net Tbk PT	817,000	332,612
Semen Indonesia Persero Tbk PT	1,701,100	1,148,918
Telekomunikasi Indonesia Persero Tbk PT	5,253,300	1,628,166
Unilever Indonesia Tbk PT	133,100	432,746
XL Axiata Tbk PT*	3,646,275	837,312

		8,688,179

Malaysia — 1.6%
Genting Malaysia Bhd	715,800	881,507
Malayan Banking Bhd	443,300	893,512
Sime Darby Bhd	405,100	849,469

		2,624,488

Mexico — 6.2%
Alsea S.A.B.de C.V.	249,170	832,463
Cemex S.A.B. de C.V. ADR*	245,277	2,224,662
Fomento Economico Mexicano S.A.B. de C.V. ADR*	25,143	2,225,658
Grupo Financiero Banorte S.A.B. de C.V., Series O	558,946	3,216,539
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B ADR*	79,847	721,019
Mexichem S.A.B. de C.V.	358,692	976,897

		10,197,238

Netherlands — 0.9%
Steinhoff International Holdings NV	311,599	1,490,380

Pakistan — 1.3%
Lucky Cement Ltd.	104,800	837,151
United Bank Ltd.	559,200	1,214,258

		2,051,409

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)
Panama — 0.7%
Copa Holdings S.A., Class A	10,599	$1,189,738

Peru — 1.7%
Cia de Minas Buenaventura S.A.A. ADR*	73,571	885,795
Credicorp Ltd.	11,356	1,854,435

		2,740,230

Philippines — 3.6%
Ayala Corp.	48,450	815,949
Ayala Land, Inc.	1,974,100	1,300,329
BDO Unibank, Inc.	276,691	648,508
DMCI Holdings, Inc.	1,341,750	304,852
Metro Pacific Investments Corp.	557,100	66,841
Metropolitan Bank & Trust Co.	818,453	1,304,957
SM Investments Corp.	104,480	1,451,371

		5,892,807

Poland — 3.5%
Bank Pekao S.A.	16,352	544,696
Bank Zachodni WBK S.A.	15,114	1,305,329
CCC S.A.	22,036	1,322,482
LPP S.A.	489	837,855
Powszechna Kasa Oszczednosci Bank Polski S.A.	204,001	1,649,210

		5,659,572

Portugal — 0.8%
Jeronimo Martins SGPS, S.A.	70,251	1,256,811

Russia — 3.0%
Gazprom PJSC ADR	27,132	121,958
Gazprom PJSC ADR	337,258	1,507,543
Mail.Ru Group Ltd. GDR*	40,031	884,685
MMC Norilsk Nickel PJSC. ADR	2,447	38,394
MMC Norilsk Nickel PJSC. ADR	41,644	654,644
X5 Retail Group N.V. GDR*	24,675	830,314
Yandex NV, Class A*	39,456	865,270

		4,902,808

South Africa — 3.0%
AVI Ltd.	134,265	990,756
Capitec Bank Holdings Ltd.	11,312	641,954
Clicks Group Ltd.	76,916	734,404
Naspers Ltd., N Shares	8,242	1,422,173
Vodacom Group Ltd.	96,833	1,097,074

		4,886,361

South Korea — 10.3%
Amorepacific Corp.	3,113	780,825
CJ Corp.	6,154	957,521
Cosmax, Inc.	2,572	312,789
Coway Co. Ltd.	11,044	950,043
Hanwha Techwin Co. Ltd.	12,310	518,466
Hugel, Inc	2,392	789,491
Hyundai Development Co.	28,557	1,038,042
Hyundai Motor Co.	9,669	1,361,770
Innocean Worldwide, Inc.	7,527	414,614
Korea Aerospace Industries Ltd.	14,651	754,625
Mando Corp.	3,457	802,192

	Number of Shares	Value†

South Korea — (continued)
NAVER Corp.	2,109	$1,612,443
Samsung Electronics Co. Ltd.	3,566	6,568,864

		16,861,685

Spain — 0.2%
Cemex Latam Holdings S.A.	93,428	344,467

Switzerland — 0.7%
DKSH Holding AG	15,212	1,176,988

Taiwan — 8.1%
Advanced Semiconductor Engineering, Inc.	908,517	1,160,254
Advantech Co. Ltd.	52,000	435,297
Delta Electronics, Inc.	168,242	901,024
E.Sun Financial Holding Co. Ltd	978,600	595,046
Eclat Textile Co. Ltd.	12,314	123,373
Hon Hai Precision Industry Co. Ltd.	524,140	1,571,945
Largan Precision Co. Ltd.	8,000	1,260,278
Nien Made Enterprise Co. Ltd	80,000	746,148
Taiwan Mobile Co. Ltd.	155,000	569,581
Taiwan Semiconductor Manufacturing Co. Ltd.	772,769	4,813,491
Uni-President Enterprises Corp.	594,962	1,115,707

		13,292,144

Thailand — 2.2%
Bangkok Dusit Medical Services PCL	1,401,400	864,596
Central Pattana PCL	518,000	885,631
PTT PCL	118,000	1,328,949
Sino-Thai Engineering & Construction PCL	850,500	594,019

		3,673,195

United Kingdom — 0.7%
Mondi PLC	47,804	1,147,153

United States — 1.7%
Samsonite International S.A.	764,400	2,783,571

TOTAL COMMON STOCKS (Cost $130,193,217)		156,154,596

PREFERRED STOCKS — 5.8%
Brazil — 4.5%
Banco Bradesco S.A.	267,322	2,756,390
Itau Unibanco Holding S.A.	253,994	3,083,042
Petroleo Brasileiro S.A.	331,817	1,544,296

		7,383,728

Colombia — 0.2%
Grupo de Inversiones Suramericana S.A.	26,106	346,872

South Korea — 1.1%
Samsung Electronics Co. Ltd.	1,265	1,813,284

TOTAL PREFERRED STOCKS (Cost $8,729,866)		9,543,884

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

EMERGING MARKETS EQUITY FUND

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,460,224)	2,460,224	$2,460,224

TOTAL INVESTMENTS — 102.7% (Cost $141,383,307)(a)		$168,158,704

Other Assets & Liabilities — (2.7)%		(4,456,918)

TOTAL NET ASSETS — 100.0%		$163,701,786

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $142,980,197. Net unrealized appreciation was $25,178,507. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,623,236 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,444,729.
ADR — American	Depository Receipt.
GDR — Global	Depository Receipt.
NVDR — Non	Voting Depository Receipt.
PCL — Public	Company Limited.
PLC — Public	Limited Company.

COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	1.0%	$1,591,602
Aerospace & Defense	0.8%	1,273,091
Airlines	0.8%	1,189,738
Apparel	2.0%	3,183,011
Auto Manufacturers	2.7%	4,290,848
Auto Parts & Equipment	0.5%	802,192
Banks	20.4%	31,802,123
Beverages	1.4%	2,225,658
Biotechnology	0.5%	789,491
Building Materials	4.5%	7,017,164
Chemicals	0.6%	976,897
Commercial Services	1.1%	1,676,455
Computers	0.3%	435,297
Cosmetics & Personal Care	0.7%	1,093,614
Diversified Financial Services	1.6%	2,453,735
Electrical Components & Equipment	0.6%	901,024
Electronics	1.0%	1,571,945
Engineering & Construction	1.4%	2,222,684
Food	3.5%	5,463,966
Forest Products & Paper	0.7%	1,147,153
Healthcare Services	0.5%	864,596
Holding Companies	1.8%	2,797,746
Home Furnishings	1.6%	2,440,423
Household Products & Wares	3.1%	4,791,457
Insurance	2.3%	3,524,423
Internet	12.1%	18,830,686
Investment Companies	0.3%	447,812
Lodging	0.6%	881,507
Machinery - Construction & Mining	0.2%	260,347
Media	2.1%	3,218,878
Mining	1.0%	1,578,833
Miscellaneous Manufacturing	0.8%	1,260,278
Oil & Gas	4.2%	6,535,388
Pharmaceuticals	0.7%	1,101,816
Real Estate	2.7%	4,191,986
Retail	6.6%	10,376,645
Semiconductors	8.0%	12,542,609
Software	0.4%	685,860
Telecommunications	4.9%	7,648,777
Water	— %+	66,841

	100.0%	$156,154,596

+	Rounded

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS
Argentina	$4,028,281	$4,028,281	$—	$—
Austria	1,545,137	1,545,137	—	—
Brazil	6,166,489	6,166,489	—	—
Chile	1,043,856	1,043,856	—	—
China	25,308,252	25,308,252	—	—
Colombia	447,812	447,812	—	—
Czech Republic	1,858,109	1,858,109	—	—
Egypt	1,058,575	1,058,575	—	—
Germany	1,331,858	1,331,858	—	—
Hong Kong	7,606,982	7,606,982	—	—
Hungary	1,474,721	1,474,721	—	—
India	13,425,300	13,425,300	—	—
Indonesia	8,688,179	8,688,179	—	—
Malaysia	2,624,488	2,624,488	—	—
Mexico	10,197,238	10,197,238	—	—
Netherlands	1,490,380	1,490,380	—	—
Pakistan	2,051,409	2,051,409	—	—
Panama	1,189,738	1,189,738	—	—
Peru	2,740,230	2,740,230	—	—
Philippines	5,892,807	5,892,807	—	—
Poland	5,659,572	5,659,572	—	—
Portugal	1,256,811	1,256,811	—	—
Russia	4,902,808	4,902,808	—	—
South Africa	4,886,361	4,886,361	—	—
South Korea	16,861,685	16,861,685	—	—
Spain	344,467	344,467	—	—
Switzerland	1,176,988	1,176,988	—	—
Taiwan	13,292,144	13,292,144	—	—
Thailand	3,673,195	3,673,195	—	—
United Kingdom	1,147,153	1,147,153	—	—
United States	2,783,571	2,783,571	—	—
PREFERRED STOCKS	9,543,884	9,543,884	—	—
SHORT-TERM INVESTMENTS	2,460,224	2,460,224	—	—

TOTAL INVESTMENTS	$168,158,704	$168,158,704	$—	$—

It Is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period.

An amount of $92,085,192 was transferred from Level 2 into Level 1 at 3/31/17 as a result of using quoted prices in active market for such foreign securities. The Fund did not have any transfers in and transfers out of Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

REAL ESTATE SECURITIES FUND

	Number of Shares	Value†
COMMON STOCKS — 3.2%
Entertainment — 1.0%
Red Rock Resorts, Inc.	62,527	$1,386,849

Healthcare Services — 0.5%
Brookdale Senior Living, Inc.*	48,917	656,955

Lodging — 1.7%
Hilton Worldwide Holdings, Inc.	41,365	2,418,237

TOTAL COMMON STOCKS (Cost $4,190,702)		4,462,041

REAL ESTATE INVESTMENT TRUSTS — 93.7%
Apartments — 19.1%
American Campus Communities, Inc.	73,166	3,481,970
American Homes 4 Rent, Class A	95,676	2,196,721
Apartment Investment & Management Co., Class A	62,316	2,763,715
AvalonBay Communities, Inc.	26,524	4,869,806
Education Realty Trust, Inc.	49,716	2,030,899
Essex Property Trust, Inc.	15,616	3,615,572
Invitation Homes, Inc.*	48,579	1,060,480
UDR, Inc.	182,375	6,612,917

		26,632,080

Building & Real Estate — 3.9%
Colony Starwood Homes	28,952	982,920
Spirit Realty Capital, Inc.	303,650	3,075,975
STORE Capital Corp.	55,260	1,319,609

		5,378,504

Diversified — 13.8%
American Tower Corp.	15,137	1,839,751
CoreCivic, Inc.	23,269	731,112
Cousins Properties, Inc.	251,399	2,079,070
Digital Realty Trust, Inc.	12,916	1,374,133
DuPont Fabros Technology, Inc.	64,047	3,176,091
Gaming and Leisure Properties, Inc.	55,385	1,850,967
Gramercy Property Trust	60,135	1,581,551
Lamar Advertising Co., Class A	28,883	2,158,715
The GEO Group, Inc.	47,137	2,185,743
Vornado Realty Trust	22,537	2,260,686

		19,237,819

Healthcare — 5.0%
Healthcare Trust of America, Inc., Class A	81,773	2,572,579
Medical Properties Trust, Inc.	97,181	1,252,663
Physicians Realty Trust	87,882	1,746,215
Ventas, Inc.	22,488	1,462,620

		7,034,077

Hotels & Resorts — 3.4%
Apple Hospitality REIT, Inc.	82,684	1,579,264
Host Hotels & Resorts, Inc.	114,651	2,139,388
Park Hotels & Resorts, Inc.	42,842	1,099,754

		4,818,406

Industrial — 6.2%
CyrusOne, Inc.	42,330	2,178,725

	Number of Shares	Value†

Industrial — (continued)
Prologis, Inc.	121,164	$6,285,988
QTS Realty Trust, Inc.	2,652	129,285

		8,593,998

Manufactured Homes — 3.1%
Equity LifeStyle Properties, Inc.	18,576	1,431,467
Sun Communities, Inc.	36,395	2,923,610

		4,355,077

Office Property — 18.0%
Alexandria Real Estate Equities, Inc.	28,421	3,141,089
Boston Properties, Inc.	26,158	3,463,581
Corporate Office Properties Trust	68,681	2,273,341
Douglas Emmett, Inc.	82,061	3,151,143
Empire State Realty Trust, Inc., Class A	100,585	2,076,074
Highwoods Properties, Inc.	26,563	1,305,040
Hudson Pacific Properties, Inc.	65,136	2,256,311
Kilroy Realty Corp.	36,551	2,634,596
SL Green Realty Corp.	44,765	4,772,844

		25,074,019

Regional Malls — 5.4%
Simon Property Group, Inc.	44,211	7,605,618

Storage & Warehousing — 5.8%
CubeSmart	71,750	1,862,630
Extra Space Storage, Inc.	32,122	2,389,556
Public Storage	17,332	3,794,148

		8,046,334

Strip Centers — 5.2%
Brixmor Property Group, Inc.	176,999	3,798,398
DDR Corp.	11,396	142,792
Kimco Realty Corp.	59,788	1,320,717
Regency Centers Corp.	7,463	495,469
Weingarten Realty Investors	46,050	1,537,609

		7,294,985

Telecommunications — 4.8%
Equinix, Inc.	16,737	6,700,993

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $123,651,688)		130,771,910

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $2,178,131)	2,178,131	2,178,131

TOTAL INVESTMENTS — 98.5% (Cost $130,020,522)(a)		$137,412,082

Other Assets & Liabilities — 1.5%		2,124,860

TOTAL NET ASSETS — 100.0%		$139,536,942

†	See Security Valuation Note.
*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

REAL ESTATE SECURITIES FUND

(a)	At March 31, 2017, the cost for Federal income tax purposes was $130,191,516. Net unrealized appreciation was $7,220,566. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $10,402,508 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,181,942.
REIT	— Real Estate Investment Trust.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
COMMON STOCKS	$4,462,041	$4,462,041	$—	$—
REAL ESTATE INVESTMENT TRUSTS	130,771,910	130,771,910	—	—
SHORT-TERM INVESTMENTS	2,178,131	2,178,131	—	—
TOTAL INVESTMENTS	$137,412,082	$137,412,082	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 55.7%
Penn Series Flexibly Managed Fund*	40,255	$1,926,204
Penn Series Index 500 Fund*	134,605	2,568,272
Penn Series Large Cap Growth Fund*	84,874	1,284,136
Penn Series Large Cap Value Fund*	199,866	5,136,545
Penn Series Large Core Value Fund*	309,058	5,136,545
Penn Series Large Growth Stock Fund*	38,048	1,284,136
Penn Series Mid Cap Growth Fund*	80,763	1,284,136
Penn Series Mid Cap Value Fund*	133,542	3,210,341
Penn Series Mid Core Value Fund*	144,026	3,210,340
Penn Series Real Estate Securities Fund*	94,840	1,926,204
Penn Series Small Cap Growth Fund*	58,158	1,926,204
Penn Series Small Cap Index Fund*	31,229	642,068
Penn Series Small Cap Value Fund*	57,379	1,926,204
Penn Series SMID Cap Growth Fund*	56,396	1,284,136
Penn Series SMID Cap Value Fund*	127,953	3,210,341

TOTAL AFFILIATED EQUITY FUNDS (Cost $24,821,536)		35,955,812

AFFILIATED FIXED INCOME FUNDS — 9.0%
Penn Series High Yield Bond Fund*	102,159	1,284,136
Penn Series Limited Maturity Bond Fund*	161,054	1,926,204
Penn Series Quality Bond Fund*	180,610	2,568,272

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,626,324)		5,778,612

AFFILIATED INTERNATIONAL EQUITY FUNDS — 34.8%
Penn Series Developed International Index Fund*	522,431	6,420,680
Penn Series Emerging Markets Equity Fund*	620,083	7,062,749
Penn Series International Equity Fund*	350,720	8,988,953

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $18,752,120)		22,472,382

SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $372,076)	372,076	372,076

TOTAL INVESTMENTS — 100.1% (Cost $49,572,056)(a)		$64,578,882

Other Assets & Liabilities — (0.1)%		(51,036)

TOTAL NET ASSETS — 100.0%		$64,527,846

*	Non-income producing security.
†	See Security Valuation Note.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $49,941,058. Net unrealized appreciation was $14,637,824. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,006,826 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $369,002.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$35,955,812	$35,955,812	$—	$—
AFFILIATED FIXED INCOME FUNDS	5,778,612	5,778,612	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	22,472,382	22,472,382	—	—
SHORT-TERM INVESTMENTS	372,076	372,076	—	—

TOTAL INVESTMENTS	$64,578,882	$64,578,882	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MODERATELY AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 54.8%
Penn Series Flexibly Managed Fund*	315,181	$15,081,433
Penn Series Index 500 Fund*	526,954	10,054,289
Penn Series Large Cap Growth Fund*	332,263	5,027,144
Penn Series Large Cap Value Fund*	782,435	20,108,577
Penn Series Large Core Value Fund*	1,209,902	20,108,578
Penn Series Large Growth Stock Fund*	148,952	5,027,144
Penn Series Mid Cap Growth Fund*	316,173	5,027,144
Penn Series Mid Cap Value Fund*	418,232	10,054,289
Penn Series Mid Core Value Fund*	451,067	10,054,289
Penn Series Real Estate Securities Fund*	371,281	7,540,717
Penn Series Small Cap Growth Fund*	151,786	5,027,144
Penn Series Small Cap Index Fund*	244,511	5,027,144
Penn Series Small Cap Value Fund*	224,627	7,540,717
Penn Series SMID Cap Growth Fund*	110,390	2,513,572
Penn Series SMID Cap Value Fund*	400,729	10,054,289

TOTAL AFFILIATED EQUITY FUNDS (Cost $89,369,150)		138,246,470

AFFILIATED FIXED INCOME FUNDS — 17.9%
Penn Series High Yield Bond Fund*	399,932	5,027,144
Penn Series Limited Maturity Bond Fund*	1,260,989	15,081,433
Penn Series Quality Bond Fund*	1,767,632	25,135,722

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $41,834,503)		45,244,299

AFFILIATED INTERNATIONAL EQUITY FUNDS — 26.9%
Penn Series Developed International Index Fund*	1,431,652	17,595,005
Penn Series Emerging Markets Equity Fund*	1,765,459	20,108,578
Penn Series International Equity Fund*	1,176,858	30,162,866

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $55,425,357)		67,866,449

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $1,094,749)	1,094,749	1,094,749

TOTAL INVESTMENTS — 100.0% (Cost $187,723,759)(a)		$252,451,967

Other Assets & Liabilities — 0.0%		(116,672)

TOTAL NET ASSETS — 100.0%		$252,335,295

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $188,799,672. Net unrealized appreciation was $63,652,295. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $64,728,208 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,075,913.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$138,246,470	$138,246,470	$—	$—
AFFILIATED FIXED INCOME FUNDS	45,244,299	45,244,299	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	67,866,449	67,866,449	—	—
SHORT-TERM INVESTMENTS	1,094,749	1,094,749	—	—

TOTAL INVESTMENTS	$252,451,967	$252,451,967	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MODERATE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 42.8%
Penn Series Flexibly Managed Fund*	422,286	$20,206,369
Penn Series Index 500 Fund*	529,517	10,103,185
Penn Series Large Cap Growth Fund*	222,586	3,367,728
Penn Series Large Cap Value Fund*	655,200	16,838,641
Penn Series Large Core Value Fund*	1,013,155	16,838,641
Penn Series Large Growth Stock Fund*	199,569	6,735,456
Penn Series Mid Cap Growth Fund*	423,614	6,735,457
Penn Series Mid Cap Value Fund*	420,266	10,103,185
Penn Series Mid Core Value Fund*	755,435	16,838,641
Penn Series Real Estate Securities Fund*	331,633	6,735,456
Penn Series Small Cap Growth Fund*	101,683	3,367,728
Penn Series Small Cap Index Fund*	327,600	6,735,456
Penn Series Small Cap Value Fund*	300,959	10,103,185
Penn Series SMID Cap Growth Fund*	147,902	3,367,728
Penn Series SMID Cap Value Fund*	268,452	6,735,456

TOTAL AFFILIATED EQUITY FUNDS (Cost $88,029,471)		144,812,312

AFFILIATED FIXED INCOME FUNDS — 37.9%
Penn Series High Yield Bond Fund*	803,754	10,103,184
Penn Series Limited Maturity Bond Fund*	2,534,244	30,309,554
Penn Series Quality Bond Fund*	6,157,590	87,560,933

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $114,565,653)		127,973,671

AFFILIATED INTERNATIONAL EQUITY FUNDS — 18.9%
Penn Series Developed International Index Fund*	1,370,109	16,838,641
Penn Series Emerging Markets Equity Fund*	1,478,371	16,838,641
Penn Series International Equity Fund*	1,182,581	30,309,554

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $48,633,301)		63,986,836

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $317,916)	317,916	317,916

TOTAL INVESTMENTS — 99.7% (Cost $251,546,341)(a)		$337,090,735

Other Assets & Liabilities — 0.3%		1,070,545

TOTAL NET ASSETS — 100.0%		$338,161,280

(a)	At March 31, 2017, the cost for Federal income tax purposes was $252,661,576. Net unrealized appreciation was $84,429,159. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $85,544,394 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,115,235.
†	See Security Valuation Note.
*	Non-income producing security.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
AFFILIATED EQUITY FUNDS	$144,812,312	$144,812,312	$—	$—
AFFILIATED FIXED INCOME FUNDS	127,973,671	127,973,671	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	63,986,836	63,986,836	—	—
SHORT-TERM INVESTMENTS	317,916	317,916	—	—

TOTAL INVESTMENTS	$337,090,735	$337,090,735	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

MODERATELY CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 30.7%
Penn Series Flexibly Managed Fund*	163,492	$7,823,101
Penn Series Index 500 Fund*	102,504	1,955,775
Penn Series Large Cap Growth Fund*	64,632	977,888
Penn Series Large Cap Value Fund*	190,251	4,889,438
Penn Series Large Core Value Fund*	294,190	4,889,438
Penn Series Large Growth Stock Fund*	28,974	977,888
Penn Series Mid Cap Value Fund*	40,678	977,888
Penn Series Mid Core Value Fund*	87,742	1,955,775
Penn Series Real Estate Securities Fund*	96,296	1,955,775
Penn Series Small Cap Index Fund*	47,563	977,888
Penn Series Small Cap Value Fund*	58,260	1,955,775
Penn Series SMID Cap Value Fund*	38,975	977,888

TOTAL AFFILIATED EQUITY FUNDS (Cost $18,979,932)		30,314,517

AFFILIATED FIXED INCOME FUNDS — 56.5%
Penn Series High Yield Bond Fund*	233,386	2,933,663
Penn Series Limited Maturity Bond Fund*	1,553,500	18,579,865
Penn Series Quality Bond Fund*	2,406,896	34,226,068

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $49,586,705)		55,739,596

AFFILIATED INTERNATIONAL EQUITY FUNDS — 11.9%
Penn Series Developed International Index Fund*	238,703	2,933,663
Penn Series Emerging Markets Equity Fund*	257,565	2,933,663
Penn Series International Equity Fund*	228,924	5,867,326

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $9,075,377)		11,734,652

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $881,710)	881,710	881,710

TOTAL INVESTMENTS — 100.0% (Cost $78,523,724)(a)		$98,670,475

Other Assets & Liabilities — 0.0%		31,793

TOTAL NET ASSETS — 100.0%		$98,702,268

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $78,840,069. Net unrealized appreciation was $19,830,406. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,146,751 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $316,345.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$30,314,517	$30,314,517	$—	$—
AFFILIATED FIXED INCOME FUNDS	55,739,596	55,739,596	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	11,734,652	11,734,652	—	—
SHORT-TERM INVESTMENTS	881,710	881,710	—	—

TOTAL INVESTMENTS	$98,670,475	$98,670,475	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2017 (Unaudited)

CONSERVATIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 18.0%
Penn Series Flexibly Managed Fund*	92,944	$4,447,382
Penn Series Index 500 Fund*	29,136	555,923
Penn Series Large Cap Value Fund*	64,894	1,667,768
Penn Series Large Core Value Fund*	100,347	1,667,768
Penn Series Mid Core Value Fund*	49,881	1,111,846
Penn Series Real Estate Securities Fund*	27,372	555,923

TOTAL AFFILIATED EQUITY FUNDS (Cost $7,412,253)		10,006,610

AFFILIATED FIXED INCOME FUNDS — 77.1%
Penn Series High Yield Bond Fund*	132,678	1,667,769
Penn Series Limited Maturity Bond Fund*	1,347,973	16,121,761
Penn Series Quality Bond Fund*	1,759,249	25,016,526

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $38,531,586)		42,806,056

AFFILIATED INTERNATIONAL EQUITY FUNDS — 5.0%
Penn Series Developed International Index Fund*	90,468	1,111,846
Penn Series Emerging Markets Equity Fund*	48,808	555,923
Penn Series International Equity Fund*	43,381	1,111,845

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $2,545,199)		2,779,614

SHORT-TERM INVESTMENTS — 1.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Cost $752,594)	752,594	752,594

TOTAL INVESTMENTS — 101.5% (Cost $49,241,632)(a)		$56,344,874

Other Assets & Liabilities — (1.5)%		(825,723)

TOTAL NET ASSETS — 100.0%		$55,519,151

†	See Security Valuation Note.
*	Non-income producing security.
(a)	At March 31, 2017, the cost for Federal income tax purposes was $49,339,795. Net unrealized appreciation was $7,005,079. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,112,460 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $107,381.

Summary of inputs used to value the Fund’s investments as of 03/31/2017 are as follows (See Security Valuation Note):

ASSETS TABLE
Description	Total Market Value at 03/31/2017	Level 1 Quoted Price	Level 2 Signi- ficant Obser- vable Input	Level 3 Signi- ficant Unobser- vable Input
AFFILIATED EQUITY FUNDS	$10,006,610	$10,006,610	$—	$—
AFFILIATED FIXED INCOME FUNDS	42,806,056	42,806,056	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	2,779,614	2,779,614	—	—
SHORT-TERM INVESTMENTS	752,594	752,594	—	—

TOTAL INVESTMENTS	$56,344,874	$56,344,874	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

The accompanying notes are an integral part of the financial statements.

Security Valuation:

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities are valued by recognized independent third-party valuation services, employing evaluation methodologies that utilize actual market transactions, broker-dealer supplied valuations, and matrix pricing. Matrix pricing for corporate bonds, floating rate notes, municipal securities and U.S. government and government agency obligations considers yield or price of bonds of comparable quality, coupon, maturity and type and, for asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, also considers prepayment speed assumptions and attributes and performance of the underlying collateral. Securities valued according to these evaluation methods are generally categorized as level 2 in the fair value hierarchy described below. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. The Penn Series Valuation Committee (the “Valuation Committee”) , established by and subject to oversight by the Board of Directors, develops pricing related policies and procedures and approves all fair value determinations. The Valuation Committee consists of representatives from the Adviser and Administrator. The Valuation Committee regularly makes good faith judgments, using sources and information obtained, including recommendations and supporting rationales and inputs from the Adviser or the applicable sub adviser, to establish and /or adjust fair valuations of securities as events occur and circumstances warrant. The information and inputs may include but are not limited to cost of the security, last sale price, private transaction trading prices, comparable publically traded security prices, illiquidity premiums, publically disclosed news stories and regulatory filings, estimated cash flows and yield curves. As part of its procedures, the Valuation Committee monitors the fair valued securities, considers additional news or significant developments relative to the specific security, reviews the valuations with the Adviser or respective sub adviser on a regular basis and applies back testing procedures to valuations as applicable. Reasons for which securities may be valued in this manner include, but are not limited to, trading on an exchange for a security has not begun or has been halted or suspended, a security has been de-listed from a national exchange, trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open or valuation by a third party pricing service is currently not available or is no longer available.

Options are valued at the last traded price on the market where such options are principally traded or, if there was no trade on such day, at the last bid quote. Futures contracts are valued at the last settlement price on the market where such futures contracts are principally traded.

To assess the continuing appropriateness of third party pricing service security valuations, the Adviser or sub adviser, as applicable, or the fund accounting service provider, who is subject to oversight by the Administrator, regularly monitor the prices and compare prices to alternate sources where applicable. Pricing challenges are issued for valuation differences exceeding certain tolerances or when considered not reflective of market by the Adviser or sub adviser, as applicable.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The methodology and procedures followed by the valuation service consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Securities valued using such valuation service are classified as Level 2 of the fair value hierarchy as these adjustment factors are considered other observable inputs to the valuation. Values from the valuation service are applied in the event that there is a movement in U.S. market that exceeds a specific threshold that has been established by the Valuation Committee. The Valuation Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation service.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Balanced, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds — The valuation of each Fund’s investment in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized into three broad levels as follows:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Transfers between levels 1 and 2 during the period ended March 31, 2017, if any, are shown as notes on the Schedule of Investments of the individual fund.

Significant Level 3 items at March 31, 2017 consist of $4,221,572 of equities in the Large Growth Stock Fund, which were not publicly trading. The unobservable inputs used in valuing these securities include new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies and strategic events affecting the company. Significant increases (decreases) in the valuation indicated by the new rounds of financing, valuations observed through negotiated transactions between other investors in the company or changes in the market valuation of relevant peer companies would result in directionally similar changes to the fair value. Fair value determinations are reviewed and updated on a regular basis and as information becomes available, including actual purchase and sale transactions of the issue.

DERIVATIVE FINANCIAL INSTRUMENTS:

The Limited Maturity Bond, Quality Bond, Index 500, Small Cap Index and Developed International Index Funds have entered into futures contracts during the period ended March 31, 2017. Open futures contracts held by the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds at March 31, 2017 were as follows:

Fund	Type	Futures Contract	Expiration Date	Number of Contracts	Units per Contract	Closing Price	Unrealized Appreciation (Depreciation)
Limited Maturity Bond	Buy/Long	US Treasury Note	6/30/2017	100	2,000	$108	$(19,531)

							(19,531)
Quality Bond	Sell/Short	US Treasury Note	6/21/2017	(305)	1,000	125	(174,883)
Quality Bond	Buy/Long	US Treasury Note	6/30/2017	150	1,000	118	23,438
Quality Bond	Buy/Long	US Treasury Note	6/30/2017	150	2,000	108	103,124
Quality Bond	Sell/Short	US Treasury Note	6/21/2017	(35)	1,000	151	(127,344)
Quality Bond	Buy/Long	US Treasury Ultra Bond	6/21/2017	20	1,000	161	83,125

							(92,540)
Index 500	Buy/Long	E-Mini S&P 500 Index	6/16/2017	40	50	2,359	(12,888)

							(12,888)
Small Cap Index	Buy/Long	Russell 2000 Mini Index	6/16/2017	21	50	1,384	21,587

							21,587
Developed International Index	Buy/Long	E-Mini MSCI EAFE Index	6/16/2017	17	50	1,782	34,168

							34,168
The total market value of futures contracts held in the Limited Maturity Bond, Quality Bond, Index 500, Developed International Index and Small Cap Index Funds as of March 31, 2017 are classified as Level 1.

Open forward foreign currency contracts held by High Yield Bond Fund at March 31, 2017 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/ (Loss)
Sell	Canadian Dollar	HSBC Securities	06/23/2017	(1,129,000)	1.32828	$(844,886)	$(849,968)	$(5,082)
Buy	Euro	Barclays Bank	05/26/2017	239,873	0.93495	255,128	256,562	1,433
Buy	Euro	BNYMellon	05/26/2017	7,000	0.93495	7,421	7,487	66
Buy	Euro	Citibank	05/26/2017	269,587	0.93495	286,380	288,342	1,963
Buy	Euro	HSBC Securities	05/26/2017	180,694	0.93495	194,618	193,265	(1,353)
Sell	Euro	BAML	05/26/2017	(1,760,000)	0.93495	(1,883,939)	(1,882,445)	1,494
Sell	Euro	Citibank	05/26/2017	(2,094,000)	0.93495	(2,242,402)	(2,239,682)	2,720
Sell	Euro	JP Morgan Chase	05/26/2017	(1,803,000)	0.93495	(1,930,169)	(1,928,437)	1,732
Buy	Pounds Sterling	BAML	04/21/2017	137,253	0.79776	171,607	172,049	442
Buy	Pounds Sterling	BNYMellon	04/21/2017	8,906	0.79776	11,160	11,164	4
Buy	Pounds Sterling	HSBC Securities	04/21/2017	164,733	0.79776	205,859	206,495	636
Buy	Pounds Sterling	Royal Bank of Scotland	04/21/2017	315,750	0.79776	393,150	395,797	2,647
Sell	Pounds Sterling	CIBC World Markets	04/21/2017	(1,986,000)	0.79776	(2,424,513)	(2,489,477)	(64,964)
Sell	Swiss Francs	BNP Paribas	05/26/2017	(185,000)	0.99833	(185,352)	(185,309)	44

Total								$(58,217)

Open forward foreign currency contracts held by Mid Core Value Fund at March 31, 2017 were as follows:

	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain/ (Loss)
Buy	Canadian Dollar	Morgan Stanley	06/30/2017	(1,846,632)	1.32814	$(1,381,926)	$(1,390,390)	$(8,464)
Sell	Canadian Dollar	Morgan Stanley	06/30/2017	48,265	1.32814	36,330	36,340	10
Buy	Euro	UBS	06/30/2017	24,883	0.93324	26,704	26,663	(41)
Sell	Euro	UBS	06/30/2017	(889,307)	0.93324	(969,043)	(952,925)	16,118
Sell	Japanese Yen	Credit Suisse	06/30/2017	(57,966,714)	110.91895	(527,505)	(522,604)	4,901

Total								$12,524

The total market value of forward foreign currency contracts held in the High Yield Bond and Mid Core Value Funds as of March 31, 2017 are classified as Level 2.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 22, 2017

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  May 22, 2017

*	Print the name and title of each signing officer under his or her signature.